Document and Entity Information	1 Months Ended
Aug. 08, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WILLIS GROUP HOLDINGS PLC
Entity Central Index Key	0001140536
Document Type	8-K
Document Period End Date	Aug 8, 2013
Amendment Flag	false

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Commissions and fees	$ 885	$ 837	$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment income	3	5	7	10	18	31	38
Other income	2	0	3	3	4	2	1
Total revenues	890	842	1,941	1,855	3,480	3,447	3,332
EXPENSES
Salaries and benefits	(529)	(500)	(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other operating expenses	(155)	(129)	(311)	(285)	(581)	(656)	(564)
Depreciation expense	(21)	(19)	(47)	(38)	(79)	(74)	(63)
Amortization of intangible assets	(14)	(15)	(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge					(492)	0	0
Net (loss) gain on disposal of operations	0	0	0	0	(3)	4	(2)
Total expenses	(719)	(663)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171	179	458	496	(209)	566	753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs					0	(171)	0
Interest expense	(32)	(33)	(63)	(65)	(128)	(156)	(166)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139	146	395	431	(337)	239	587
Income taxes	(29)	(36)	(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110	110	318	327	(438)	207	447
Interest in earnings of associates, net of tax	(3)	(1)	12	14	5	12	23
(LOSS) INCOME FROM CONTINUING OPERATIONS	107	109	330	341	(433)	219	470
Discontinued operations, net of tax	0	1	0	1	0	1	0
NET INCOME (LOSS)	107	110	330	342	(433)	220	470
Less: net income attributable to noncontrolling interests	(2)	(2)	(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	108	324	333	(446)	204	455
AMOUNTS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS SHAREHOLDERS
(Loss) income from continuing operations, net of tax	105	107	324	332	(446)	203	455
Income from discontinued operations, net of tax	0	1	0	1	0	1	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 105	$ 108	$ 324	$ 333	$ (446)	$ 204	$ 455
BASIC EARNINGS PER SHARE
— Continuing operations	$ 0.6	$ 0.62	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
DILUTED EARNINGS PER SHARE
— Continuing operations	$ 0.59	$ 0.61	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
CASH DIVIDENDS DECLARED PER SHARE	$ 0.28	$ 0.27	$ 0.56	$ 0.54	$ 1.08	$ 1.04	$ 1.04

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ 107	$ (801)	$ 26	$ 110	$ 232	$ 29	$ 60	$ 89	$ 42	$ 330	$ 342	$ (433)	$ 220	$ 470
Other comprehensive income, net of tax:
Foreign currency translation adjustments										(88)		46	(29)	(8)
Unrealized holding gain												0	0	2
Pension funding adjustment:
Foreign currency translation on pension funding adjustment	(1)			9						39	(6)	(22)	8	17
Net actuarial (loss) gain												(167)	(208)	9
Prior service gain												0	7	0
Amortization of unrecognized actuarial loss	12			8						22	17	38	25	29
Amortization of unrecognized prior service gain	(1)			(1)						(2)	(2)	(5)	(4)	(4)
Pension funding adjustment, net of tax	(10)			(16)						59	(9)	(156)	(172)	51
Derivative instruments:
Gain on derivatives (effecitve element)										2
Reclassification adjustment	(1)			(6)						(3)	(2)
Derivative instruments adjustment, net of tax	11			1						(1)	5	4	(3)	6
Other comprehensive (loss) income, net of tax	6			(32)						(31)	0	(106)	(204)	51
Comprehensive (loss) income	113			78						299	342	(539)	16	521
Less: Comprehensive income attributable to noncontrolling interests	(2)			(1)						(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111			77						294	333	(552)	1	508
Interest Rate Swaps [Member]
Derivative instruments:
Gain on derivatives (effecitve element)	0			4						0	2	2	10	11
Reclassification adjustment	(1)			(4)						(2)	(2)	(4)	(10)	(19)
Forward Exchange Contracts [Member]
Derivative instruments:
Gain on derivatives (effecitve element)	(1)			3						(11)	5	9	2	0
Reclassification adjustment	$ 0			$ (2)						$ (1)	$ 0	$ (3)	$ (5)	$ 14

Consolidated Balance Sheets In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2013 Nominal Value in Dollars [Member] USD ($)	Dec. 31, 2012 Nominal Value in Dollars [Member] USD ($)	Dec. 31, 2011 Nominal Value in Dollars [Member] USD ($)	Jun. 30, 2013 Nominal Value in Euros [Member] USD ($)	Dec. 31, 2012 Nominal Value in Euros [Member] USD ($)	Dec. 31, 2012 Nominal Value in Euros [Member] EUR (€)	Dec. 31, 2011 Nominal Value in Euros [Member] EUR (€)
CURRENT ASSETS
Cash and cash equivalents	$ 503	$ 500	$ 436	$ 316
Accounts receivable, net	1,044	933	910
Fiduciary assets	9,910	9,271	9,338
Deferred tax assets	10	13	44
Other current assets	207	181	259
Total current assets	11,674	10,898	10,987
NON-CURRENT ASSETS
Fixed assets, net	452	468	406
Goodwill	2,829	2,827	3,295	3,294
Other intangible assets, net	373	385	420
Investments in associates	177	174	170
Deferred tax assets	15	18	22
Pension benefits asset	213	136	145
Other non-current assets	205	206	283
Total non-current assets	4,264	4,214	4,741
TOTAL ASSETS	15,938	15,112	15,728
CURRENT LIABILITIES
Fiduciary liabilities	9,910	9,271	9,338
Deferred revenue and accrued expenses	414	541	320
Income taxes payable	34	19	15
Short-term debt and current portion of long-term debt	17	15	15
Deferred tax liabilities	32	21	26
Other current liabilities	358	327	282
Total current liabilities	10,765	10,194	9,996
NON-CURRENT LIABILITIES
Long-term debt	2,326	2,338	2,354
Liability for pension benefits	256	282	270
Deferred tax liabilities	18	18	32
Provisions for liabilities	202	180	196	179
Other non-current liabilities	371	375	363
Total non-current liabilities	3,173	3,193	3,215
Total liabilities	13,938	13,387	13,211
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.000115 nominal value; Authorized: 4,000,000,000; Issued 173,178,733 shares in 2012 and 173,829,693 shares in 2011/Ordinary shares, €1 nominal value; Authorized: 40,000; Issued 40,000 shares in 2012 and 2011					0	0	0	0	0	0	0
Preference shares, $0.000115 nominal value; Authorized: 1,000,000,000; Issued nil shares in 2012 and 2011	0	0	0
Additional paid-in capital	1,207	1,125	1,073
Retained earnings	1,653	1,427	2,160
Accumulated other comprehensive loss, net of tax		(850)	(744)	(541)
Accumulated Other Comprehensive Income Loss Net Of Tax Attributable To Parent Company	(880)	(850)
Treasury shares, at cost, 46,408 shares in 2012 and 2011, and 40,000 shares, €1 nominal value, in 2012 and 2011	(3)	(3)	(3)
Total Willis Group Holdings stockholders’ equity	1,977	1,699	2,486
Noncontrolling interests	23	26	31
Total equity	2,000	1,725	2,517	2,608
TOTAL LIABILITIES AND EQUITY	$ 15,938	$ 15,112	$ 15,728

Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Nominal Value In Dollars [Member] USD ($)	Dec. 31, 2012 Nominal Value In Dollars [Member] USD ($)	Jun. 30, 2013 Nominal Value In Euros [Member] EUR (€)	Dec. 31, 2012 Nominal Value In Euros [Member] EUR (€)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)
Ordinary shares, nominal value			$ 0.000115	$ 0.000115	€ 1	€ 1	$ 0.000115	$ 0.000115	€ 1	€ 1
Ordinary shares, shares authorized			4,000,000,000	4,000,000,000	40,000	40,000	4,000,000,000	4,000,000,000	40,000	40,000
Ordinary shares, shares issued			175,276,936	173,178,733	40,000	40,000	173,178,733	173,829,693	40,000	40,000
Preference shares, nominal value	$ 0.000115	$ 0.000115					$ 0.000115	$ 0.000115
Preference shares, shares authorized	1,000,000,000	1,000,000,000					1,000,000,000	1,000,000,000
Preference shares, shares issued	0	0
Treasury shares, at cost			$ 0.000115	$ 0.000115	€ 1	€ 1			€ 1	€ 1
Treasury shares			46,408	46,408	40,000	40,000	46,408	46,408	40,000	40,000

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 330	$ 342	$ (433)	$ 220	$ 470
Adjustments to reconcile net income to total net cash provided by operating activities:
Income from discontinued operations	0	(1)	0	(1)	0
Goodwill impairment			492	0	0
Net loss (gain) on disposal of operations, fixed and intangible assets	(3)	(3)	0	(6)	3
Depreciation expense	47	38	79	74	63
Amortization of intangible assets	28	30	59	68	82
Amortization and write-off of cash retention awards			416	185	119
Net periodic cost of defined benefit pension plans	(2)	1	2	11	35
Increase (Decrease) in Pension Plan Obligations	(77)	(66)
Provision for doubtful accounts	2	6	16	4	0
Provision for deferred income taxes	11	16	54	17	77
Excess tax benefits from share-based payment arrangements	1	1	(2)	(5)	(2)
Share-based compensation	21	17	32	41	47
Noncash movement on derivative instruments	5	(1)
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs			0	171	0
Undistributed earnings of associates	(4)	(10)	(2)	(5)	(18)
Non-cash Venezuela currency devaluation			0	0	12
Effect of exchange rate changes on net income	(9)	(13)	(14)	14	6
Changes in operating assets and liabilities, net of effects from purchase of subsidiaries:
Accounts receivable	(124)	(111)	(17)	(92)	(35)
Change in Fiduciary Assets	803	1,607	111	162	78
Fiduciary liabilities	803	1,607	(111)	(162)	(78)
Cash retention awards paid	(300)	(279)	(221)	(210)	(196)
Defined Benefit Plan, Contributions by Employer			(143)	(135)	(130)
Other assets	(21)	(10)	12	69	(93)
Other liabilities	214	100	215	5	96
Movement on provisions	27	(15)	(20)	16	(45)
Net cash provided by continuing operating activities			525	441	491
Net cash used in discontinued operating activities			0	(2)	(2)
Total net cash provided by operating activities	137	158	525	439	489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	8	5	5	13	10
Additions to fixed assets	(51)	(63)	(135)	(111)	(83)
Additions to intangible assets	1	0	(2)	0	0
Acquisitions of subsidiaries, net of cash acquired	(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates			0	(2)	(1)
Payments to acquire other investments	(2)	(4)	(7)	(5)	(1)
Proceeds from sale of continuing operations, net of cash disposed			0	0	2
Proceeds from sale of discontinued operations, net of cash disposed			0	14	0
Net cash used in continuing investing activities	(75)	(66)	(172)	(101)	(94)
INCREASE IN CASH AND CASH EQUIVALENTS FROM OPERATING AND INVESTING ACTIVITIES	62	92	353	338	395
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility	2	50	0	(90)	90
Senior notes issued			0	794	0
Debt issuance costs			0	(12)	0
Repayments of debt	(8)	(9)	(15)	(911)	(209)
Proceeds from issue of term loan			0	300	0
Proceeds from issue of other debt	2	50	1	0	0
Make-whole on repurchase and redemption of senior notes			0	(158)	0
Repurchase of shares	0	(56)	(100)	0	0
Proceeds from issue of shares	62	23	53	60	36
Excess tax benefits from share-based payment arrangements	1	1	2	5	2
Dividends paid	(95)	(93)	(185)	(180)	(176)
Proceeds from Noncontrolling Interests	0	3	3	0	0
Acquisition of noncontrolling interests	(4)	(29)	(39)	(9)	(10)
Dividends paid to noncontrolling interests	(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities	(50)	(120)	(291)	(214)	(293)
INCREASE IN CASH AND CASH EQUIVALENTS	12	(28)	62	124	102
Effect of exchange rate changes on cash and cash equivalents	(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	500	436	436	316	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 503	$ 407	$ 500	$ 436	$ 316

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified		Total USD ($)		Shares Outstanding	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury shares USD ($)	Willis Group Holdings Shareholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance, beginning of year at Dec. 31, 2009		$ 2,229			$ 918	$ 1,859	$ (594)	$ (3)		$ 49
Balance, beginning of year, shares at Dec. 31, 2009				168,661,000
Change in equity and other comprehensive income
Shares issued				14,000
Shares repurchased				0
Exercise of stock options and release of non-vested shares				2,209,000
Issue of shares under employee stock compensation plans and related tax benefits					37
Issue of shares for acquisitions					1
Share-based compensation					47
Acquisition of noncontrolling interests		(5)			(18)				0
Disposal of noncontrolling interests					0				0
Foreign currency translation					0
Net (loss) income		470				455				15
Dividends		(204)				(178)			(178)	(26)
Repurchase of shares		0	[1]			0			0
Other comprehensive (loss) income		51					53
Purchase of subsidiary shares from noncontrolling interests, net										(5)
Additional noncontrolling interests										0
Foreign currency translation										(2)
Balance, end of year at Dec. 31, 2010		2,608			985	2,136	(541)	(3)	2,577	31
Balance, end of year, shares at Dec. 31, 2010				170,884,000
Change in equity and other comprehensive income
Shares issued				0
Shares repurchased				0
Exercise of stock options and release of non-vested shares				2,946,000
Issue of shares under employee stock compensation plans and related tax benefits					49
Issue of shares for acquisitions					0
Share-based compensation					39
Acquisition of noncontrolling interests		0			0				0
Disposal of noncontrolling interests					0				0
Foreign currency translation					0
Net (loss) income		220				204				16
Dividends		(195)				(180)			(180)	(15)
Repurchase of shares		0	[1]			0			0
Other comprehensive (loss) income		(204)					(203)
Purchase of subsidiary shares from noncontrolling interests, net										0
Additional noncontrolling interests										0
Foreign currency translation										(1)
Balance, end of year at Dec. 31, 2011		2,517			1,073	2,160	(744)	(3)	2,486	31
Balance, end of year, shares at Dec. 31, 2011				173,830,000
Change in equity and other comprehensive income
Shares repurchased		(1,579,849)
Net (loss) income		342
Dividends		(105)							(94)	(11)
Repurchase of shares	[2]	(56)							(56)	0
Other comprehensive (loss) income		0
Purchase of subsidiary shares from noncontrolling interests, net		(29)							(23)	(6)
Additional noncontrolling interests		3							2	1
Balance, end of year at Jun. 30, 2012		2,711
Balance, beginning of year at Dec. 31, 2011		2,517			1,073	2,160	(744)	(3)	2,486	31
Balance, beginning of year, shares at Dec. 31, 2011				173,830,000
Change in equity and other comprehensive income
Shares issued				24,000
Shares repurchased				(2,796,546)
Exercise of stock options and release of non-vested shares				2,122,000
Issue of shares under employee stock compensation plans and related tax benefits					50
Issue of shares for acquisitions					1
Share-based compensation					32
Acquisition of noncontrolling interests		(39)			(31)				(31)
Disposal of noncontrolling interests					2				2
Foreign currency translation					(2)
Net (loss) income		(433)				(446)				13
Dividends		(198)				(187)			(187)	(11)
Repurchase of shares		(100)	[1]			(100)			(100)
Other comprehensive (loss) income		(106)					(106)
Purchase of subsidiary shares from noncontrolling interests, net										(8)
Additional noncontrolling interests										1
Foreign currency translation										0
Balance, end of year at Dec. 31, 2012		1,725			1,125	1,427	(850)	(3)	1,699	26
Balance, end of year, shares at Dec. 31, 2012				173,179,000
Change in equity and other comprehensive income
Net (loss) income		330
Dividends		(106)							(98)	(8)
Repurchase of shares	[2]	0							0	0
Other comprehensive (loss) income		(31)
Purchase of subsidiary shares from noncontrolling interests, net		(4)							(4)	0
Additional noncontrolling interests		0							0	0
Balance, end of year at Jun. 30, 2013		$ 2,000

[1]	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.
[2]	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.

Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS
Willis provides a broad range of insurance and reinsurance broking and risk management consulting services to its clients worldwide, both directly and indirectly through its associates. The Company provides both specialized risk management advisory and consulting services on a global basis to clients engaged in specific industrial and commercial activities, and services to small, medium and large corporations through its retail operations.
In its capacity as an advisor, insurance and reinsurance broker, the Company acts as an intermediary between clients and insurance carriers by advising clients on risk management requirements, helping clients determine the best means of managing risk, and negotiating and placing insurance risk with insurance carriers through the Company’s global distribution network.

1.	NATURE OF OPERATIONS
Willis provides a broad range of insurance and reinsurance broking and risk management consulting services to its clients worldwide, both directly and indirectly through its associates. The Company provides both specialized risk management advisory and consulting services on a global basis to clients engaged in specific industrial and commercial activities, and services to small, medium and large corporations through its retail operations.
In its capacity as an advisor and insurance broker, the Company acts as an intermediary between clients and insurance carriers by advising clients on risk management requirements, helping clients determine the best means of managing risk, and negotiating and placing insurance risk with insurance carriers through the Company’s global distribution network.

Basis of Presentation and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
The accompanying condensed consolidated financial statements (‘Interim Financial Statements’) have been prepared in accordance with accounting principles generally accepted in the United States of America (‘US GAAP’).
The Interim Financial Statements are unaudited but include all adjustments (consisting of normal recurring adjustments) which the Company’s management considers necessary for a fair presentation of the financial position as of such dates and the operating results and cash flows for those periods. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. However, the Company believes that the disclosures are adequate to make the information presented not misleading. The results of operations for the six months ended June 30, 2013 may not necessarily be indicative of the operating results for the entire fiscal year.
These Interim Financial Statements should be read in conjunction with the Company’s consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, cash flows and changes in equity for each of the three years in the period ended December 31, 2012 included in the Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 28, 2013 (‘2012 10-K’).

In February 2013, the Financial Accounting Standards Board ('FASB') issued Accounting Standards Update ('ASU') No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02). This guidance is the culmination of the FASB's deliberation on reporting reclassification adjustments from accumulated other comprehensive income (AOCI). The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income but do require disclosure of amounts reclassified out of AOCI in its entirety, by component, on the face of the statement of operations or in the notes thereto. Amounts that are not required to be reclassified in their entirety to net income must be cross-referenced to other disclosures that provide additional detail. This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2012 and has been applied for this second quarter 2013 - see Note 16 - 'Comprehensive Income'.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists - a consensus of the FASB Emerging Issues Task Force (ASU 2013-11) which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward (NOL), or similar tax loss, or a tax credit carryforward exists. Such unrecognized tax benefits are required to be presented as a reduction of a deferred tax asset for a NOL or other tax credit carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed.
This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2013 although early adoption is permitted. The Company is currently evaluating the impact that adoption of this guidance will have on the consolidated financial statements.

2.	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Recent Accounting Pronouncements
Fair Value Measurement and Disclosure
In May 2011, the Financial Accounting Standards Board ('FASB') issued Accounting Standards Update ('ASU') No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance was issued to provide a consistent definition of fair value and ensure that fair value measurements and disclosure requirements are similar between US GAAP and International Financial Reporting Standards ('IFRS'). The guidance changes certain fair value measurement principles and enhances the disclosure requirements for fair value measurements.This guidance is effective for interim and annual periods beginning after December 15, 2011 and has been applied prospectively.

Other Comprehensive Income
In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income to revise the manner in which entities present comprehensive income in their financial statements. These changes require that components of comprehensive income be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.This guidance is effective for interim and annual periods beginning after December 15, 2011 and has been applied retrospectively.

ASU No. 2011-05 also requires entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued ASU No. 2011-12 in order to defer those changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments. In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive (ASU 2013-02). This guidance is the culmination of the FASB's deliberation on reporting reclassification adjustments from accumulated other comprehensive income (AOCI). The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income but do require disclosure of amounts reclassified out of AOCI in its entirety, by component, on the face of the statement of operations or in the notes thereto. Amounts that are not required to be reclassified in their entirety to net income must be cross-referenced to other disclosures that provide additional detail. This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2012. The Company is evaluating the effect the adoption of ASU 2013-02 will have on its consolidated financial statements effective from first quarter 2013.

Goodwill impairment testing
In September 2011, the FASB issued ASU No. 2011-08, Intangibles — Goodwill and Other: Testing Goodwill for Impairment. The new guidance was issued to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit.
This guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.
The adoption of this guidance did not have a material impact on the financial statements.
Significant Accounting Policies
These consolidated financial statements conform to accounting principles generally accepted in the United States of America (‘US GAAP’). Presented below are summaries of significant accounting policies followed in the preparation of the consolidated financial statements.
Certain reclassifications have been made to prior year amounts to conform to current year presentation.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Willis Group Holdings and its subsidiaries, which are controlled through the ownership of a majority voting interest. Intercompany balances and transactions have been eliminated on consolidation.
Foreign Currency Translation
Transactions in currencies other than the functional currency of the entity are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are translated at the rates of exchange prevailing at the balance sheet date and the related transaction gains and losses are reported in the statements of operations. Certain intercompany loans are determined to be of a long-term investment nature. The Company records transaction gains and losses from remeasuring such loans as a component of other comprehensive income.
Upon consolidation, the results of operations of subsidiaries and associates whose functional currency is other than the US dollar are translated into US dollars at the average exchange rate and assets and liabilities are translated at year-end exchange rates. Translation adjustments are presented as a separate component of other comprehensive income in the financial statements and are included in net income only upon sale or liquidation of the underlying foreign subsidiary or associated company.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the year. In the preparation of these consolidated financial statements, estimates and assumptions have been made by management concerning: the valuation of intangible assets and goodwill (including those acquired through business combinations); the selection of useful lives of fixed and intangible assets; impairment testing; provisions necessary for accounts receivable, commitments and contingencies and accrued liabilities; long-term asset returns, discount rates and mortality rates in order to estimate pension liabilities and pension expense; income tax valuation allowances; and other similar evaluations. Actual results could differ from the estimates underlying these consolidated financial statements.
Cash and Cash Equivalents
Cash and cash equivalents primarily consist of time deposits with original maturities of three months or less.
Fiduciary Assets and Fiduciary Liabilities
In its capacity as an insurance agent or broker, the Company collects premiums from insureds and, after deducting its commissions, remits the premiums to the respective insurers; the Company also collects claims or refunds from insurers which it then remits to insureds.
Fiduciary Receivables
Fiduciary receivables represent uncollected premiums from insureds and uncollected claims or refunds from insurers.
Fiduciary Funds
Fiduciary funds represent unremitted premiums received from insureds and unremitted claims or refunds received from insurers. Fiduciary funds are generally required to be kept in certain regulated bank accounts subject to guidelines which emphasize capital preservation and liquidity. Such funds are not available to service the Company’s debt or for other corporate purposes. Notwithstanding the legal relationships with insureds and insurers, the Company is entitled to retain investment income earned on fiduciary funds in accordance with industry custom and practice and, in some cases, as supported by agreements with insureds.
In certain instances, the Company advances premiums, refunds or claims to insurance underwriters or insureds prior to collection. Such advances are made from fiduciary funds and are reflected in the accompanying consolidated balance sheets as fiduciary assets.
Fiduciary Liabilities
The obligations to remit these funds to insurers or insureds are recorded as fiduciary liabilities on the Company’s consolidated balance sheets. The period for which the Company holds such funds is dependent upon the date the insured remits the payment of the premium to the Company and the date the Company is required to forward such payment to the insurer. Balances arising from insurance brokerage transactions are reported as separate assets or liabilities.
Accounts Receivable
Accounts receivable are stated at estimated net realizable values. Allowances are recorded, when necessary, in an amount considered by management to be sufficient to meet probable future losses related to uncollectible accounts.
Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Expenditures for improvements are capitalized; repairs and maintenance are charged to expenses as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets.
Depreciation on buildings and long leaseholds is calculated over the lesser of 50 years or the lease term. Depreciation on leasehold improvements is calculated over the lesser of the useful life of the assets or the remaining lease term. Depreciation on furniture and equipment is calculated based on a range of 3 to 10 years. Freehold land is not depreciated.
Recoverability of Fixed Assets
Long-lived assets are tested for recoverability whenever events or changes in circumstance indicate that their carrying amounts may not be recoverable. An impairment loss is recognized if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. Recoverability is determined based on the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group. Long-lived assets and certain identifiable intangible assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.
Operating Leases
Rentals payable on operating leases are charged straight line to expenses over the lease term as the rentals become payable.
Goodwill and Other Intangible Assets
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. The Company reviews goodwill for impairment annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable. In testing for impairment, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. An impairment charge of $492 million was recorded in the fourth quarter of 2012 as further disclosed in Note 13 to the consolidated financial statements.
Acquired intangible assets are amortized over the following periods:

		Expected
	Amortization basis	life (years)
Acquired intangible assets	Straight line	10
Acquired client relationships	In line with underlying cashflows	10 to 20
Acquired non-compete agreements	Straight line	5
Acquired trade names	Straight line	3 to 4

Amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
Investments in Associates
Investments are accounted for using the equity method of accounting if the Company has the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if the Company has an equity ownership in the voting stock of the investee between 20 and 50 percent, although other factors, such as representation on the Board of Directors and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting the investment is carried at cost of acquisition, plus the Company’s equity in undistributed net income since acquisition, less any dividends received since acquisition.
The Company periodically reviews its investments in associates for which fair value is less than cost to determine if the decline in value is other than temporary. If the decline in value is judged to be other than temporary, the cost basis of the investment is written down to fair value. The amount of any write-down is included in the statements of operations as a realized loss.
All other equity investments where the Company does not have the ability to exercise significant influence are accounted for by the cost method. Such investments are not publicly traded.
Derivative Financial Instruments
The Company uses derivative financial instruments for other than trading purposes to alter the risk profile of an existing underlying exposure. Interest rate swaps are used to manage interest risk exposures. Forward foreign currency exchange contracts are used to manage currency exposures arising from future income and expenses. The fair values of derivative contracts are recorded in other assets and other liabilities. The effective portions of changes in the fair value of derivatives that qualify for hedge accounting as cash flow hedges are recorded in other comprehensive income. Amounts are reclassified from other comprehensive income into earnings when the hedged exposure affects earnings. If the derivative is designated as and qualifies as an effective fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are both recognized in earnings. The amount of hedge ineffectiveness recognized in earnings is based on the extent to which an offset between the fair value of the derivative and hedged item is not achieved. Changes in fair value of derivatives that do not qualify for hedge accounting, together with any hedge ineffectiveness on those that do qualify, are recorded in other operating expenses or interest expense as appropriate.
Income Taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment date changes. Deferred tax assets are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized. The Company adjusts valuation allowances to measure deferred tax assets at the amount considered realizable in future periods if the Company’s facts and assumptions change. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.
Positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities upon examination. The Company recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities upon lapse of the relevant statute of limitations, or when positions are effectively settled. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely to be realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. The Company adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions. These differences will be reflected as increases or decreases to income tax expense in the period in which they are determined.
Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management is not aware of any such changes that would have a material effect on the Company’s results of operations, cash flows or financial position.
The Company recognizes interest and penalties relating to unrecognized tax benefits within income taxes.
Provisions for Liabilities
The Company is subject to various actual and potential claims, lawsuits and other proceedings. The Company records liabilities for such contingencies including legal costs when it is probable that a liability has been incurred before the balance sheet date and the amount can be reasonably estimated. To the extent such losses can be recovered under the Company’s insurance programs, estimated recoveries are recorded when losses for insured events are recognized and the recoveries are likely to be realized. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. The Company analyzes its litigation exposure based on available information, including consultation with outside counsel handling the defense of these matters, to assess its potential liability. Contingent liabilities are not discounted.
Pensions
The Company has two principal defined benefit pension plans which cover approximately half of employees in the United States and United Kingdom. Both these plans are now closed to new entrants. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition, there are smaller plans in certain other countries in which the Company operates, including a non-qualified plan in the US.. Elsewhere, pension benefits are typically provided through defined contribution plans.
Defined benefit plans
The net periodic cost of the Company’s defined benefit plans are measured on an actuarial basis using the projected unit credit method and several actuarial assumptions the most significant of which are the discount rate and the expected long-term rate of return on plan assets. Other material assumptions include rates of participant mortality, the expected long-term rate of compensation and pension increases and rates of employee termination. Gains and losses occur when actual experience differs from actuarial assumptions. If such gains or losses exceed ten percent of the greater of plan assets or plan liabilities the Company amortizes those gains or losses over the average remaining service period or average remaining life expectancy as appropriate of the plan participants.
In accordance with US GAAP the Company records on the balance sheet the funded status of its pension plans based on the projected benefit obligation.

Defined contribution plans
Contributions to the Company’s defined contribution plans are recognized as they fall due. Differences between contributions payable in the year and contributions actually paid are shown as either other assets or other liabilities in the consolidated balance sheets.
Share-Based Compensation
The Company accounts for share-based compensation as follows:

•	the cost resulting from all equity awards is recognized in the financial statements at fair value estimated at the grant date;

•	the fair value is recognized (generally as compensation cost) over the requisite service period for all awards that vest; and

•	compensation cost is not recognized for awards that do not vest because service or performance conditions are not satisfied.

Revenue Recognition
Revenue includes insurance commissions, fees for services rendered, certain commissions receivable from insurance carriers, investment income and other income.
Brokerage income and fees negotiated in lieu of brokerage are recognized at the later of policy inception date or when the policy placement is complete. Commissions on additional premiums and adjustments are recognized when approved by or agreed between the parties and collectability is reasonably assured.
Fees for risk management and other services are recognized as the services are provided. Consideration for negotiated fee arrangements for an agreed period covering multiple insurance placements, the provision of risk management and/or other services are allocated to all deliverables on the basis of their relative selling prices. The Company establishes contract cancellation reserves where appropriate: at December 31, 2012, 2011 and 2010, such amounts were not material.
Investment income is recognized as earned.
Other income comprises gains on disposal of intangible assets, which primarily arise on the disposal of books of business. Although the Company is not in the business of selling intangible assets, from time to time the Company will dispose of a book of business (a customer list) or other intangible assets that do not produce adequate margins or fit with the Company’s strategy.

Employees	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
EMPLOYEES
SALARIES AND BENEFITS EXPENSE
Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $2 million in the six months ended June 30, 2013 (six months ended June 30, 2012: $2 million). Of these costs, $2 million was incurred in the three months ended June 30, 2013 (three months ended June 30, 2012: $2 million).

During the six months ended June 30, 2013, the Company incurred additional salaries and benefits costs of $29 million, of which $28 million related to severance costs, in relation to an Expense Reduction Initiative in the first quarter. These costs related to 207 positions that have been or are in the process of being eliminated.

3.	EMPLOYEES
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2012	2011	2010
Global	4,304	4,042	3,931

North America	6,323	6,479	6,710
International	6,843	6,634	6,460
Total Retail	13,166	13,113	13,170
Total average number of employees for the year	17,470	17,155	17,101

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)	$2,258	$1,776	$1,618
Share-based compensation	32	41	47
Severance costs	6	89	15
Social security costs	133	130	119
Retirement benefits — defined benefit plan expense	2	11	35
Retirement benefits — defined contribution plan expense	44	40	34
Total salaries and benefits expense	$2,475	$2,087	$1,868

Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $6 million in the year ended December 31, 2012 (2011: $nil; 2010: $15 million). During 2011, the Company incurred additional severance costs of $89 million relating to the Company's 2011 Operational Review. These costs relate to approximately 1,200 positions that were eliminated.
At December 31, 2012, the Company’s severance liability under the 2011 Operational Review was:

Severance
(millions)
Balance at January 1, 2011	$—
Severance costs accrued	89
Cash payments	(64)
Foreign exchange	(1)
Balance at December 31, 2011	$24
Cash payments	(20)
Balance at December 31, 2012	$4

Cash Retention Awards
For the past several years, certain cash retention awards under the Company's annual incentive programs included a feature which required the recipient to repay a proportionate amount of the annual award if the employee voluntarily left the Company before a specified date, which was generally three years following the award. As previously disclosed, the Company made the cash payment to the recipient in the year of grant and recognized the payment in expense ratably over the period it was subject to repayment, beginning in the quarter in which the award was made. The unamortized portion of cash retention awards was recorded within 'other current assets' and 'other non-current assets' in the consolidated balance sheet.

The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2012, 2011 and 2010:

	Years ended December 31,
	2012	2011	2010
	(millions)
Cash retention awards made	$221	$210	$196
Amortization of cash retention awards included in salaries and benefits	216	185	119

In December 2012, the Company decided to eliminate the repayment requirement from the past annual cash retention awards and, as a result, recognized a one-time, non-cash, pre-tax charge of $200 million which represents the write-off of the unamortized balance of past awards.

There were however, a number of off-cycle awards with a fixed guarantee attached, for which the Company has not waived the repayment requirement. The unamortized portion of these awards amounted to $9 million at December 31, 2012.

In addition, the Company has replaced annual cash retention awards with annual cash bonuses which will not include a repayment requirement. The Company has accrued an additional $252 million for these 2012 cash bonuses to be paid in 2013.
Unamortized cash retention awards totaled $9 million as of December 31, 2012 (2011: $196 million; 2010: $173 million).

SALARIES AND BENEFITS EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
SALARIES AND BENEFITS EXPENSE
SALARIES AND BENEFITS EXPENSE
Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $2 million in the six months ended June 30, 2013 (six months ended June 30, 2012: $2 million). Of these costs, $2 million was incurred in the three months ended June 30, 2013 (three months ended June 30, 2012: $2 million).

During the six months ended June 30, 2013, the Company incurred additional salaries and benefits costs of $29 million, of which $28 million related to severance costs, in relation to an Expense Reduction Initiative in the first quarter. These costs related to 207 positions that have been or are in the process of being eliminated.

3.	EMPLOYEES
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2012	2011	2010
Global	4,304	4,042	3,931

North America	6,323	6,479	6,710
International	6,843	6,634	6,460
Total Retail	13,166	13,113	13,170
Total average number of employees for the year	17,470	17,155	17,101

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)	$2,258	$1,776	$1,618
Share-based compensation	32	41	47
Severance costs	6	89	15
Social security costs	133	130	119
Retirement benefits — defined benefit plan expense	2	11	35
Retirement benefits — defined contribution plan expense	44	40	34
Total salaries and benefits expense	$2,475	$2,087	$1,868

Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $6 million in the year ended December 31, 2012 (2011: $nil; 2010: $15 million). During 2011, the Company incurred additional severance costs of $89 million relating to the Company's 2011 Operational Review. These costs relate to approximately 1,200 positions that were eliminated.
At December 31, 2012, the Company’s severance liability under the 2011 Operational Review was:

Severance
(millions)
Balance at January 1, 2011	$—
Severance costs accrued	89
Cash payments	(64)
Foreign exchange	(1)
Balance at December 31, 2011	$24
Cash payments	(20)
Balance at December 31, 2012	$4

Cash Retention Awards
For the past several years, certain cash retention awards under the Company's annual incentive programs included a feature which required the recipient to repay a proportionate amount of the annual award if the employee voluntarily left the Company before a specified date, which was generally three years following the award. As previously disclosed, the Company made the cash payment to the recipient in the year of grant and recognized the payment in expense ratably over the period it was subject to repayment, beginning in the quarter in which the award was made. The unamortized portion of cash retention awards was recorded within 'other current assets' and 'other non-current assets' in the consolidated balance sheet.

The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2012, 2011 and 2010:

	Years ended December 31,
	2012	2011	2010
	(millions)
Cash retention awards made	$221	$210	$196
Amortization of cash retention awards included in salaries and benefits	216	185	119

In December 2012, the Company decided to eliminate the repayment requirement from the past annual cash retention awards and, as a result, recognized a one-time, non-cash, pre-tax charge of $200 million which represents the write-off of the unamortized balance of past awards.

There were however, a number of off-cycle awards with a fixed guarantee attached, for which the Company has not waived the repayment requirement. The unamortized portion of these awards amounted to $9 million at December 31, 2012.

In addition, the Company has replaced annual cash retention awards with annual cash bonuses which will not include a repayment requirement. The Company has accrued an additional $252 million for these 2012 cash bonuses to be paid in 2013.
Unamortized cash retention awards totaled $9 million as of December 31, 2012 (2011: $196 million; 2010: $173 million).

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

4.	SHARE-BASED COMPENSATION
On December 31, 2012, the Company had a number of open share-based compensation plans, which provide for the grant of time-based options and performance-based options, restricted stock units and various other share-based grants to employees. All of the Company’s share-based compensation plans under which any options, restricted stock units or other share-based grants are outstanding as at December 31, 2012 are described below. The compensation cost that has been recognized for those plans for the year ended December 31, 2012 was $32 million (2011: $41 million; 2010: $47 million). The total income tax benefit recognized in the statement of operations for share-based compensation arrangements for the year ended December 31, 2012 was $9 million (2011: $11 million; 2010: $14 million).

2012 Equity Incentive Plan

This plan, which was established on April 25, 2012, provides for the granting of ISOs, time-based or performance-based non-statutory stock options, share appreciation rights ('SARs'), restricted shares, time-based or performance-based restricted share units ('RSUs'), performance-based awards and other share-based grants or any combination thereof (collectively referred to as 'Awards') to employees, officers, directors and consultants ('Eligible Individuals') of the Company and any of its subsidiaries (the 'Willis Group'). The Board of Directors also adopted a sub-plan under the 2012 plan to provide an employee sharesave scheme in the UK.
There are 13,776,935 shares available for grant under this plan. In addition, Shares subject to awards that were granted under the Willis Group Holdings 2008 Share Purchase and Option Plan, that terminate, expire or lapse for any reason will be made available for future Awards under this Plan. Options are exercisable on a variety of dates, including from the second, third, fourth or fifth anniversary of grant. Unless terminated sooner by the Board of Directors, the 2012 Plan will expire 10 years after the date of its adoption. That termination will not affect the validity of any grants outstanding at that date.
2008 Share Purchase and Option Plan
This plan, which was established on April 23, 2008, provides for the granting of time and performance-based options, restricted stock units and various other share-based grants at fair market value to employees of the Company. The 2008 plan was terminated as at 25 April 2012 and no further grants will be made under this plan. Any shares available for grant under the 2008 plan were included in the 2012 Equity Incentive Plan availability.
Options are exercisable on a variety of dates, including from the third, fourth or fifth anniversary of grant.
2001 Share Purchase and Option Plan
This plan, which was established on May 3, 2001, provides for the granting of time-based options, restricted stock units and various other share-based grants at fair market value to employees of the Company. The Board of Directors has adopted several sub-plans under the 2001 plan to provide employee sharesave schemes in the UK, Ireland and internationally. The 2001 Plan (and all sub-plans) expired on May 3, 2011 and no further grants will be made under the plan. Options are exercisable on a variety of dates, including from the first, second, third, sixth or eighth anniversary of grant, although for certain options the exercisable date may accelerate depending on the achievement of certain performance goals.
HRH Option Plans
Options granted under the Hilb Rogal and Hamilton Company 2000 Stock Incentive Plan (‘HRH 2000 Plan’) and the Hilb Rogal & Hobbs Company 2007 Stock Incentive Plan (the ‘HRH 2007 Plan’) were converted into options to acquire shares of Willis Group Holdings. No further grants are to be made under the HRH 2000 Plan. Willis is authorized to grant equity awards under the HRH 2007 Plan until 2017 to employees who were formerly employed by HRH and to new employees who have joined Willis or one of its subsidiaries since October 1, 2008, the date that the acquisition of HRH was completed.
Employee Stock Purchase Plans
The Company has adopted the Willis Group Holdings 2001 North America Employee Share Purchase Plan, which expired on May 31, 2011 and the Willis Group Holdings 2010 North America Employee Stock Purchase Plan, which expires on 31 May, 2020. They provide certain eligible employees to the Company’s subsidiaries in the US and Canada the ability to contribute payroll deductions to the purchase of Willis Shares at the end of each offering period.

Option Valuation Assumptions
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Company’s stock. The Company uses the simplified method set out in Accounting Standard Codification (‘ASC’) 718-10-S99 to derive the expected term of options granted. The risk-free rate for periods within the expected life of the option is based on the US Treasury yield curve in effect at the time of grant.

	Years ended December 31,
	2012	2011	2010
Expected volatility	32.1%	31.4%	30.4%
Expected dividends	3.2%	2.5%	3.4%
Expected life (years)	5	6	5
Risk-free interest rate	0.9%	2.2%	2.2%

A summary of option activity under the plans at December 31, 2012, and changes during the year then ended is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
(Options in thousands)	Options	Price(i)	Term	Value
				(millions)
Time-based stock options
Balance, beginning of year	9,174	$33.35
Granted	2,399	$32.17
Exercised	(1,203)	$30.80
Forfeited	(141)	$31.26
Expired	(77)	$28.38
Balance, end of year	10,152	$33.44	3 years	$1
Options vested or expected to vest at December 31, 2012	9,935	$33.61	3 years	$16
Options exercisable at December 31, 2012	9,055	$34.18	3 years	$9
Performance-based stock options
Balance, beginning of year	7,283	$32.09
Granted	25	$34.74
Exercised	(511)	$27.08
Forfeited	(280)	$38.41
Balance, end of year	6,517	$32.19	5 years	$9
Options vested or expected to vest at December 31, 2012	5,489	$32.09	5 years	$21
Options exercisable at December 31, 2012	2,470	$32.00	4 years	$8

_________________________________

(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2012.

The weighted average grant-date fair value of time-based options granted during the year ended December 31, 2012 was $6.98 (2011: $9.49; 2010: $5.25). The total intrinsic value of options exercised during the year ended December 31, 2012 was $8 million (2011: $17 million; 2010: $8 million). At December 31, 2012 there was $17 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under time-based stock option plans; that cost is expected to be recognized over a weighted average period of 3 years.
The weighted average grant-date fair value of performance-based options granted during the year ended December 31, 2012 was $7.61 (2011: $10.26; 2010: $7.11). The total intrinsic value of options exercised during the year ended December 31, 2012 was $5 million (2011: $1 million; 2010: $nil). At December 31, 2012 there was $14 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under performance-based stock option plans; that cost is expected to be recognized over a weighted-average period of 2 years.
A summary of restricted stock unit activity under the Plans at December 31, 2012, and changes during the year then ended is presented below:

		Weighted Average Grant Date
(Units awarded in thousands)	Shares	Fair Value
Nonvested shares (restricted stock units)
Balance, beginning of year	1,192	$31.96
Granted	1,756	$34.13
Vested	(408)	$29.61
Forfeited	(15)	$36.28
Balance, end of year	2,525	$33.80

The total number of restricted stock units vested during the year ended December 31, 2012 was 408,005 shares at an average share price of $35.82 (2011: 918,480 shares at an average share price of $39.52). At December 31, 2012 there was $52 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under the plan; that cost is expected to be recognized over a weighted average period of 3 years.
Cash received from option exercises under all share-based payment arrangements for the year ended December 31, 2012 was $53 million (2011: $60 million; 2010: $37 million). The actual tax benefit realized for the tax deductions from option exercises of the share-based payment arrangements totaled $8 million for the year ended December 31, 2012 (2011: $18 million; 2010: $10 million).

Auditors' Remuneration	12 Months Ended
Dec. 31, 2012
Auditors' Remuneration [Abstract]
AUDITORS' REMUNERATION

5.	AUDITORS’ REMUNERATION
An analysis of auditors’ remuneration is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions)
Audit of group consolidated financial statements	$4	$4	$4
Other assurance services	3	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$8	$8	$8

Net (Loss) Gain on Disposal of Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

6.	NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

A loss on disposal of $3 million is recorded in the consolidated statements of operations for the year ended December 31, 2012. This principally relates to the termination of a joint venture arrangement in India.
A gain on disposal of $4 million is recorded in the consolidated statements of operations for the year ended December 31, 2011 following conclusion of the accounting for the Gras Savoye December 2009 leveraged transaction — see Note 15 — 'Investments in Associates'.
A loss on disposal of $2 million is recorded in the consolidated statements of operations for the year ended December 31, 2010.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
 INCOME TAXES
The tables below reflect the components of the three and six months ended June 30, 2013 and 2012 tax charge:

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Three months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$123	$(26)	21%
US ordinary income and tax charge	16	(3)	19%
As reported	$139	$(29)	21%
Three months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$146	$(36)	25%
As reported	$146	$(36)	25%

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Six months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$341	$(71)	21%
US ordinary income and tax charge	54	(6)	11%
As reported	$395	$(77)	19%
Six months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$443	$(109)	25%
Items where tax effect is treated discretely:
Write-off of uncollectible accounts receivable balance in North America	(12)	5	41%
As reported	$431	$(104)	24%

For interim income tax reporting purposes, the Company generally determines its best estimate of an annual effective tax rate and applies that rate to its year-to-date ordinary income. The Company's estimated annual effective tax rate excludes significant, unusual or infrequently occurring items and certain other items excluded pursuant to the US GAAP authoritative guidance where applicable. The income tax expense (or benefit) related to all other items is individually computed and recognized when the items occur.
The tax rate in second quarter 2013 was 21 percent compared with 25 percent for the same period of 2012. The tax rate in first half 2013 was 19 percent, compared with 24 percent for the same period of 2012. The reason both the quarter to date and year to date tax rates are lower in 2013 compared to 2012, is primarily due to the impact of a valuation allowance maintained against US deferred tax assets, which results in a smaller tax charge on US profits in the current interim period compared with prior interim periods.
The Company's tax rate differs from the US statutory income tax rate of 35 percent primarily due to income being subject to tax in numerous non-US jurisdictions with varying tax rates, as well as the valuation allowance maintained in the US due to losses incurred in recent years.

7.	INCOME TAXES
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions)
Ireland	$(47)	$(39)	$3
US	(615)	(25)	84
UK	25	(58)	183
Other jurisdictions	300	361	317
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Current income taxes:
Irish corporation tax	$—	$—	$1
US federal tax	—	—	(30)
US state and local taxes	1	1	—
UK corporation tax	(2)	(33)	54
Other jurisdictions	41	42	41
Total current taxes	40	10	66
Non-current taxes:
US federal tax	3	5	(3)
US state and local taxes	—	—	(3)
UK corporation tax	4	(4)	—
Other jurisdictions	—	4	3
Total non-current taxes	7	5	(3)
Deferred taxes:
US federal tax	(44)	(6)	57
US state and local taxes	(41)	1	9
Effect of additional US valuation allowance	113	—	—
UK corporation tax	27	20	3
Other jurisdictions	(1)	2	8
Total deferred taxes	54	17	77
Total income taxes	$101	$32	$140

The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except percentages)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure	15	15	7
Movement in provision for non-current taxes	6	3	(3)
Impairment of non-qualifying goodwill	137	—	—
Impact of change in tax rate on deferred tax balances	(3)	(3)	(4)
Adjustment in respect of prior periods	6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss	—	—	4
Non-taxable profit on disposal of Gras Savoye	—	—	1
Effect of foreign exchange and other differences	2	1	11
Changes in valuation allowances applied to deferred tax assets	114	5	—
Net tax effect of intra-group items	(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings	(3)	6	(13)
Other jurisdictions and US state taxes	(24)	(35)	(20)
Provision for income taxes	$101	$32	$140

Willis Group Holdings plc is a non-trading holding company tax resident in Ireland where it is taxed at the statutory rate of 25%. The provision for income tax on continuing operations has been reconciled above to the US federal statutory tax rate of 35% to be consistent with prior periods.
The net tax effect of intra-group items principally relates to transactions, the pre-tax effect of which has been eliminated in arriving at the Company’s consolidated income from continuing operations before income taxes.

The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2012	2011
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$120	$116
US state net operating losses	64	56
US federal net operating losses	28	23
UK net operating losses	—	1
Other net operating losses	8	7
UK capital losses	42	45
Accrued retirement benefits	101	105
Deferred compensation	48	45
Stock options	40	34
Gross deferred tax assets	451	432
Less: valuation allowance	(221)	(102)
Net deferred tax assets	$230	$330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$118	$149
Cost of tangible assets, net of related amortization	51	42
Prepaid retirement benefits	35	36
Accrued revenue not currently taxable	29	26
Cash retention award	2	63
Tax-leasing transactions	1	2
Financial derivative transactions	2	4
Deferred tax liabilities	238	322
Net deferred tax (liability) asset	$(8)	$8

	December 31,
	2012	2011
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$13	$44
Deferred tax liabilities	(21)	(26)
Net current deferred tax assets	(8)	18
Non-current:
Deferred tax assets	18	22
Deferred tax liabilities	(18)	(32)
Net non-current deferred tax liabilities	—	(10)
Net deferred tax (liability) asset	$(8)	$8

At December 31, 2012 the Company had valuation allowances of $221 million (2011: $102 million) to reduce its deferred tax assets to estimated realizable value. The valuation allowances at December 31, 2012 relate to deferred tax assets arising from UK capital loss carryforwards ($42 million) and other net operating losses ($7 million), which have no expiration date, and to the deferred tax assets in the US ($125 million) and deferred tax assets arising from specific US State net operating losses ($47 million). US Federal net operating losses will expire between 2028 and 2031 and US State net operating losses will expire by 2030. Capital loss carryforwards can only be offset against future UK capital gains.

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221
Year Ended December 31, 2011
Deferred tax valuation allowance	87	—	15	—	102
Year Ended December 31, 2010
Deferred tax valuation allowance	92	—	(4)	(1)	87

At December 31, 2012 the Company had deferred tax assets of $230 million (2011: $330 million), net of the valuation allowance. Management believes, based upon the level of historical taxable income and projections for future taxable income, it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowance. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if estimates of taxable income are revised.
The Company recognizes deferred tax balances related to the undistributed earnings of subsidiaries when the Company expects that it will recover those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The Company does not, however, provide for income taxes on the unremitted earnings of certain other subsidiaries where, in management’s opinion, such earnings have been indefinitely reinvested in those operations, or will be remitted either in a tax free liquidation or as dividends with taxes substantially offset by foreign tax credits. It is not practical to determine the amount of unrecognized deferred tax liabilities for temporary differences related to these investments.
Unrecognized tax benefits
Total unrecognized tax benefits as at December 31, 2012, totaled $37 million. During the next 12 months it is reasonably possible that the Company will recognize approximately $7 million of tax benefits related to the release of provisions for potential inter company pricing adjustments no longer required due to either settlement through negotiation or closure of the statute of limitations on assessment.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
	(millions)
Balance at January 1	$16	$13	$17
Reductions due to a lapse of the applicable statute of limitation	(3)	—	(7)
Increases for positions taken in current period	8	—	—
Increases for positions taken in prior periods	16	—	—
Other movements	—	3	3
Balance at December 31	$37	$16	$13

$21 million of the unrecognized tax benefits at December 31, 2012 would, if recognized, favorably affect the effective tax rate in future periods.
The Company files tax returns in the various tax jurisdictions in which it operates. The 2008 US tax year closed in 2012 upon the expiration of the statute of limitations on assessment. US tax returns have been filed timely. The Company has not extended the federal statute of limitations for assessment in the US.
All UK tax returns have been filed timely and are in the normal process of being reviewed, with HM Revenue & Customs making inquiries to obtain additional information. There are no material ongoing inquiries in relation to filed UK returns. In other jurisdictions the Company is no longer subject to examinations prior to 2003.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

8.	DISCONTINUED OPERATIONS
On December 31, 2011, the Company disposed of Global Special Risks, LLC, Faber & Dumas Canada Ltd and the trade and assets of Maclean, Oddy & Associates, Inc.. The gain (net of tax) on this disposal was $2 million.

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic and diluted earnings per share are calculated by dividing net income attributable to Willis Group Holdings by the average number of shares outstanding during each period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then shared in the net income of the Company.
At June 30, 2013, time-based and performance-based options to purchase 8.8 million and 6.0 million shares (June 30, 2012: 8.7 million and 6.9 million), respectively, and 2.4 million restricted stock units (June 30, 2012: 1.2 million) were outstanding.
Basic and diluted earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions, except per share data)
Net income attributable to Willis Group Holdings	$105	$108	$324	$333

Basic average number of shares outstanding	175	173	174	174
Dilutive effect of potentially issuable shares	3	3	3	2
Diluted average number of shares outstanding	178	176	177	176
Basic earnings per share:
Continuing operations	$0.60	$0.62	$1.86	$1.91
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.60	$0.62	$1.86	$1.91

Dilutive effect of potentially issuable shares	(0.01)	(0.01)	(0.03)	(0.02)
Diluted earnings per share:
Continuing operations	$0.59	$0.61	$1.83	$1.89
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.59	$0.61	$1.83	$1.89

Options to purchase 2.4 million and 5.1 million shares were not included in the computation of the dilutive effect of stock options for the three and six months ended June 30, 2013 respectively because the effect was antidilutive (three and six months ended June 30, 2012: 6.5 million and 6.2 million).

9.	EARNINGS PER SHARE
Basic and diluted earnings per share are calculated by dividing net income attributable to Willis Group Holdings by the average number of shares outstanding during each period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issue of shares that then shared in the net income of the Company.
In periods where losses are reported the weighted average shares outstanding excludes potentially issuable shares described above, because their inclusion would be antidilutive.
For the year ended December 31, 2012, time-based and performance-based options to purchase 10.2 million and 6.5 million shares (2011: 9.2 million and 7.3 million; 2010: 11.5 million and 9.4 million), respectively, and 2.5 million restricted stock units (2011: 1.2 million; 2010: 1.8 million), were outstanding.
Basic and diluted earnings per share are as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except per share data)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Basic average number of shares outstanding	173	173	170
Dilutive effect of potentially issuable shares	—	3	1
Diluted average number of shares outstanding	173	176	171
Basic earnings per share:
Continuing operations	$(2.58)	$1.17	$2.68
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.18	$2.68
Dilutive effect of potentially issuable shares	—	(0.02)	(0.02)
Diluted earnings per share:
Continuing operations	$(2.58)	$1.15	$2.66
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.16	$2.66

Options to purchase 10.0 million shares and 2.5 million restricted stock units for the year ended December 31, 2012 were not included in the computation of the dilutive effect of stock options because the effect was antidilutive (2011: 4.1 million shares; 2010: 13.9 million shares).

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS

10.	ACQUISITIONS

On December 31, 2012 the Company acquired Avalon Actuarial Inc., a Canadian actuarial consulting firm for cash consideration of $25 million. Additional consideration of up to approximately $5 million is payable in 2016 based on the achievement of certain revenue targets.
The Company recognized acquired intangible assets of $20 million of which $17 million was in respect of customer relationships, which are being amortized over an expected life of 14 years. The remaining intangible assets relate to non-compete agreements and the Avalon trade name which are being amortized over five years and three years, respectively. Goodwill of $10 million was recognized on the transaction.

Fiduciary Assets	12 Months Ended
Dec. 31, 2012
Fiduciary Assets [Abstract]
FIDUCIARY ASSETS

11.	FIDUCIARY ASSETS
The Company collects premiums from insureds and, after deducting its commissions, remits the premiums to the respective insurers; the Company also collects claims or refunds from insurers which it then remits to insureds. Uncollected premiums from insureds and uncollected claims or refunds from insurers (‘fiduciary receivables’) are recorded as fiduciary assets on the Company’s consolidated balance sheet. Unremitted insurance premiums, claims or refunds (‘fiduciary funds’) are also recorded within fiduciary assets.
Fiduciary assets therefore comprise both receivables and funds held in a fiduciary capacity.
Fiduciary funds, consisting primarily of time deposits with original maturities of less than or equal to three months, were $1,796 million as of December 31, 2012 (2011: $1,688 million). Accrued interest on funds is recorded as other assets.

Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

12.	FIXED ASSETS, NET
An analysis of fixed asset activity for the years ended December 31, 2012 and 2011 are as follows:

	Land and buildings(i)	Leasehold improvements	Furniture and equipment	Total
	(millions)
Cost: at January 1, 2011	$73	$192	$488	$753
Additions	—	24	87	111
Disposals	—	(13)	(52)	(65)
Foreign exchange	—	7	(14)	(7)
Cost: at December 31, 2011	73	210	509	792
Additions	3	16	116	135
Disposals	—	(4)	(59)	(63)
Foreign exchange	2	5	10	17
Cost: at December 31, 2012	$78	$227	$576	$881
Depreciation: at January 1, 2011	$(25)	$(56)	$(291)	$(372)
Depreciation expense provided(ii)	(3)	(15)	(58)	(76)
Disposals	—	13	45	58
Foreign exchange	—	(3)	7	4
Depreciation: at December 31, 2011	(28)	(61)	(297)	(386)
Depreciation expense provided	(3)	(17)	(59)	(79)
Disposals	—	4	56	60
Foreign exchange	(1)	(1)	(6)	(8)
Depreciation: at December 31, 2012	$(32)	$(75)	$(306)	$(413)
Net book value:
At December 31, 2011	$45	$149	$212	$406
At December 31, 2012	$46	$152	$270	$468
_________________________________

(i)
Included within land and buildings are assets held under capital leases: At December 31, 2012, cost and accumulated depreciation were $25 million and $4 million respectively (2011: $23 million and $2 million, respectively; 2010: $23 million and $1 million, respectively); Depreciation in the year ended December 31, 2012 was $1 million (2011: $1 million; 2010: $1 million).

(ii)	The depreciation charge for the year ended December 31, 2011 includes an element that is disclosed in salaries and benefits, separate to the depreciation charge line, of $2 million (2010: $nil).

Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
 GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair market value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.

The Company has determined that its reporting units are consistent with its operating segments: North America; International and Global. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the disposed entity based on the fair value of that entity compared with the fair value of the reporting unit in which it is included.

The changes in the carrying amount of goodwill by segment for the six months ended June 30, 2013 and the year ended December 31, 2012 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2012:
Goodwill, gross	$1,122	$1,782	$391	$3,295
Accumulated impairment losses	—	—	—	—
Goodwill, net	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the year	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012:
Goodwill, gross	$1,127	$1,792	$400	$3,319
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,127	$1,300	$400	$2,827
Goodwill acquired during the period	16	—	1	17
Foreign exchange	(7)	—	(8)	(15)
Balance at June 30, 2013:
Goodwill, gross	$1,136	$1,792	$393	$3,321
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,136	$1,300	$393	$2,829

13.	GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.

The Company has determined that its reporting units are consistent with its operating segments: North America; International and Global. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it is included.

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2011	$1,063	$1,783	$448	$3,294
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	—	10	10
Goodwill disposed of during the year	—	(3)	—	(3)
Other movements (i) (ii)	60	2	(61)	1
Foreign exchange	(1)	—	(8)	(9)
Balance at December 31, 2011	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge (see below)	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012	$1,127	$1,300	$400	$2,827

_________________________________

(i)	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.

(ii)
Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.

The table above shows goodwill at December 31, 2012 net of accumulated impairment losses of $492 million. The gross balance and accumulated impairment losses (which relate to our North American reporting unit) were $3,319 million and $492 million, and $3,295 million and $nil at December 31, 2012 and 2011, respectively. The net accumulated impairment losses for Global and International were both $nil at December 31, 2012 (2011: $nil).

2012 Impairment Review
The Company reviews goodwill for impairment annually. In the first step of the impairment test, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated in the second step of the impairment test by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.
The Company completed its annual goodwill impairment test as of October 1, 2012 and concluded that an impairment charge was required to reduce the carrying value of the goodwill associated with the Company's North America reporting unit. The goodwill impairment charge for the North America reporting unit amounted to $492 million . There was no impairment for the Global and International reporting units, as the fair values of these units were significantly in excess of their carrying value.

North America Impairment Review
Under the income approach, the fair value of the North America reporting unit was determined based on the present value of estimated future cash flows. The fair value measurements used unobservable inputs in a discounted cash flow model based on the Company's most recent forecasts. Such projections were based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions, and the uncertainty related to the business's ability to realise the projected cash flows. The discount rate was based on the weighted-average cost of capital adjusted for the relevant risk associated with market participant expectations and characteristics of the individual reporting unit.
As the fair value of the reporting unit was less than its carrying value, the second step of the impairment test was performed to measure the amount of any impairment loss. In the second step, the North America reporting unit's fair value was allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets. The fair value of intangible assets associated with the North America reporting unit included customer relationship intangible assets, which were valued using a multiple period excess earnings approach involving discounted future projections of associated revenue streams.
The decline in the fair value of the North America reporting unit, as well as differences between fair values and carrying values for other assets and liabilities in the second step of the goodwill impairment test, resulted in an implied fair value of goodwill substantially below the carrying value of the goodwill for the reporting unit. As a result, the Company recorded a goodwill impairment charge of $492 million as of October 1, 2012.
As previously disclosed, the North America reporting unit had been hampered by the declining Loan Protector business results, the effect of the soft economy in the U.S., which has significantly impacted the Construction and Human Capital sectors, and declining retention rates primarily related to merger and acquisition activity and lost legacy HRH businesses.
The decline in the estimated fair value of the reporting unit resulted from lower projected revenue growth rates and profitability levels as well as an increase in the discount rate used to calculate the discounted cash flows. The increase in the discount rate was due to increases in the risk-free rate and small company premium offset by a reduction to the expected market rate of return. The lower projected profitability levels reflect changes in assumptions related to organic revenue growth and cost rates which can be attributed to the declines discussed above and also includes consideration of the uncertainty related to the business's ability to execute on the projected cash flows.

Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	‘Customer and Marketing Related’, including:

•	client relationships;

•	client lists;

•	non-compete agreements;

•	trade names; and

•	‘Contract based, Technology and Other’ includes all other purchased intangible assets.
The major classes of amortizable intangible assets are as follows:

	June 30, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$690	$(326)	$364	$717	$(340)	$377
Client Lists	3	(1)	2	3	(1)	2
Non-compete Agreements	4	—	4	3	—	3
Trade Names	2	(1)	1	11	(10)	1
Total Customer and Marketing Related	699	(328)	371	734	(351)	383
Contract based, Technology and Other	5	(3)	2	4	(2)	2
Total amortizable intangible assets	$704	$(331)	$373	$738	$(353)	$385

The aggregate amortization of intangible assets for the six months ended June 30, 2013 was $28 million (six months ended June 30, 2012: $30 million), of which $14 million was recognized in the three months ended June 30, 2013 (three months ended June 30, 2012: $15 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

	Remainder of 2013	2014	2015	2016	2017	Thereafter	Total
	(millions)
Amortization of intangible assets	$29	$49	$41	$36	$31	$187	$373

14.	OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	'Customer and Marketing Related', including:

•	client relationships

•	client lists

•	trade names

•	‘Contract based, Technology and Other’ includes all other purchased intangible assets.
The major classes of amortizable intangible assets are as follows:

	December 31, 2012			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$717	$(340)	$377	$686	$(269)	$417
Client Lists	3	(1)	2	8	(7)	1
Non-compete Agreements	3	—	3	—	—	—
Trade Names	11	(10)	1	11	(10)	1
Total Customer and Marketing Related	734	(351)	383	705	(286)	419
Contract based, Technology and Other	4	(2)	2	4	(3)	1
Total amortizable intangible assets	$738	$(353)	$385	$709	$(289)	$420

The aggregate amortization of intangible assets for the year ended December 31, 2012 was $59 million (2011: $68 million; 2010: $82 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

(millions)
2013	$55
2014	47
2015	40
2016	35
2017	30
Thereafter	178
Total	$385

Investments in Associates	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATES

15.	INVESTMENTS IN ASSOCIATES
The Company holds a number of investments which it accounts for using the equity method. The Company’s approximate interest in the outstanding stock of the more significant associates is as follows:

		December 31,
	Country	2012	2011
Al-Futtaim Willis Co. L.L.C.	Dubai	49%	49%
GS & Cie Groupe	France	30%	30%

The Company’s principal investment as of December 31, 2012 and 2011 is GS & Cie Groupe (‘Gras Savoye’), France’s leading insurance broker.
The Company’s original investment in Gras Savoye was made in 1997, when it acquired a 33 percent ownership interest. Between 1997 and December 2009 this interest was increased by a series of incremental investments to 49 percent.
On December 17, 2009, the Company completed a leveraged transaction with the original family shareholders of Gras Savoye and Astorg Partners, a private equity fund, to reorganize the capital of Gras Savoye (‘December 2009 leveraged transaction’). The Company, the original family shareholders and Astorg now own equal stakes of 30 percent in the capital structure of Gras Savoye and have equal representation of one third of the voting rights on its board. The remaining shareholding is held by a large pool of Gras Savoye managers and minority shareholders.
A put option that was in place prior to the December 2009 leveraged transaction, and which could have increased the Company’s interest to 90 percent, has been canceled and the Company now has a new call option to purchase 100 percent of the capital of Gras Savoye. If the Company does not waive the new call option before April 30, 2014, then it must exercise the new call option in 2015 or the other shareholders may initiate procedures to sell Gras Savoye. Except with the unanimous consent of the supervisory board and other customary exceptions, the parties are prohibited from transferring any shares of Gras Savoye until 2015. At the end of this period, shareholders are entitled to pre-emptive and tag-along rights.
In 2011 the Company’s ownership of Gras Savoye reduced from 31 percent to 30 percent following issuance of additional share capital as part of an employee share incentive scheme.
The carrying amount of the Gras Savoye investment as of December 31, 2012 includes goodwill of $83 million (2011: $82 million) and interest bearing vendor loans and convertible bonds issued by Gras Savoye of $47 million and $96 million respectively (2011: $43 million and $85 million, respectively).
A gain of $4 million was recorded in 2011 following conclusion of the accounting for the December 2009 leveraged transaction.
As of December 31, 2012 and 2011, the Company’s other investments in associates, individually and in the aggregate, were not material to the Company’s operations.
Condensed financial information for associates, in the aggregate, as of and for the three years ended December 31, 2012, is presented below. For convenience purposes: (i) balance sheet data has been translated to US dollars at the relevant year-end exchange rate, and (ii) condensed statements of operations data has been translated to US dollars at the relevant average exchange rate.

	2012	2011	2010
	(millions)
Condensed statements of operations data (i):
Total revenues	$497	$527	$510
(Loss) income before income taxes	(17)	5	61
Net (loss) income	(14)	(2)	43
Condensed balance sheets data (i):
Total assets	1,670	1,882	2,043
Total liabilities	1,559	1,736	1,825
Stockholders’ equity	111	146	218

_________________________________

(i)	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2012.
For the year ended December 31, 2012, the Company recognized $3 million (2011: $4 million; 2010: $5 million) in respect of dividends received from associates.

Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
OTHER ASSETS
An analysis of other assets is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current assets
Prepayments and accrued income	$75	$61
Income tax receivable	32	50
Derivatives	26	14
Debt issuance costs	3	3
Other	71	53
Total other current assets	$207	$181
Other non-current assets
Deferred compensation plan assets	$97	$97
Derivatives	17	17
Prepayments and accrued income	21	24
Debt issuance costs	11	12
Other receivables	59	56
Total other non-current assets	$205	$206
Total other assets	$412	$387

16.	OTHER ASSETS
An analysis of other assets is as follows:

	December 31,
	2012	2011
	(millions)
Other current assets
Unamortized cash retention awards	$7	$120
Prepayments and accrued income	61	45
Income taxes receivable	50	30
Derivatives	14	14
Debt issuance costs	3	3
Other receivables	46	47
Total other current assets	$181	$259
Other non-current assets
Unamortized cash retention awards	$2	$76
Prepayments and accrued income	24	45
Deferred compensation plan assets	97	89
Derivatives	17	38
Debt issuance costs	12	15
Other receivables	54	20
Total other non-current assets	$206	$283
Total other assets	$387	$542

Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES
OTHER LIABILITIES
An analysis of other liabilities is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current liabilities
Accounts payable	$88	$88
Accrued dividends payable	50	47
Other taxes payable	52	44
Accrued interest payable	37	34
Derivatives	9	—
Other payables	122	114
Total other current liabilities	$358	$327
Other non-current liabilities
Incentives from lessors	$168	$173
Deferred compensation plan liability	97	101
Capital lease obligation	25	28
Other payables	81	73
Total other non-current liabilities	$371	$375
Total other liabilities	$729	$702

17.	OTHER LIABILITIES
An analysis of other liabilities is as follows:

	December 31,
	2012	2011
	(millions)
Other current liabilities
Accounts payable	$88	$59
Accrued dividends payable	47	46
Other taxes payable	44	45
Accrued interest payable	34	37
Derivatives	—	7
Other payables	114	88
Total other current liabilities	$327	$282
Other non-current liabilities
Incentives from lessors	$173	$165
Deferred compensation plan liability	101	106
Capital lease obligation	28	26
Other payables	73	66
Total other non-current liabilities	$375	$363
Total other liabilities	$702	$645

Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

18.	ALLOWANCE FOR DOUBTFUL ACCOUNTS
Accounts receivable are stated at estimated net realizable values. The allowances shown below as at the end of each period, are recorded as the amounts considered by management to be sufficient to meet probable future losses related to uncollectible accounts.

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Deductions / Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Allowance for doubtful accounts	$13	$16	$(15)	$—	$14
Year Ended December 31, 2011
Allowance for doubtful accounts	$12	$4	$(3)	$—	$13
Year Ended December 31, 2010
Allowance for doubtful accounts	$16	$—	$(4)	$—	$12

Pension Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plans
PENSION PLANS
The components of the net periodic benefit (income) cost of the UK, US and international and US non-qualified defined benefit plans are as follows:

	Three months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$9	$9	$—	$—	$1	$1
Interest cost	27	27	9	10	2	1
Expected return on plan assets	(47)	(45)	(12)	(12)	(2)	(1)
Amortization of unrecognized prior service gain	(2)	(2)	—	—	—	—
Amortization of unrecognized actuarial loss	11	10	2	2	1	—
Net periodic benefit (income) cost	$(2)	$(1)	$(1)	$—	$2	$1

	Six months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$18	$17	$—	$—	$2	$2
Interest cost	54	54	19	20	3	3
Expected return on plan assets	(94)	(90)	(25)	(23)	(3)	(3)
Amortization of unrecognized prior service gain	(3)	(3)	—	—	—	—
Amortization of unrecognized actuarial loss	22	20	4	4	1	—
Net periodic benefit (income) cost	$(3)	$(2)	$(2)	$1	$3	$2

During the six months ended June 30, 2013, the Company made cash contributions of $49 million (2012: $40 million) into the UK defined benefit pension plan. This includes a $10 million payment that arose as a result of the share-buy back program discussed below. In addition to this, a further payment of $6 million (2012: $6 million) was made in respect of employees’ salary sacrifice contributions. Cash contributions of $18 million and $4 million (2012: $16 million and $4 million) were made to the US plan and international and US non-qualified defined benefit pension plans, respectively.
Contributions to the UK defined benefit pension plan in 2013 are expected to total $87 million, of which approximately $22 million relates to on-going contributions calculated as 15.9 percent of active plan members’ pensionable salaries, approximately $55 million relates to contributions towards funding the deficit and $10 million relates to 10 percent of the $100 million share buy-back program completed during 2012, as required under the current agreed schedule of contributions.
In addition, under the current schedule of contributions, further contributions will be payable based on a profit share calculation (equal to 20 percent of EBITDA in excess of $900 million per annum as defined by the revised schedule of contributions) and an exceptional return calculation (equal to 10 percent of any exceptional returns made to shareholders, for example, share buybacks and special dividends). Aggregate contributions under the deficit funding contribution and the profit share calculation are capped at £312 million ($473 million) over the six-year period ended December 31, 2017.
The schedule of contributions is automatically renegotiated after three years and at any earlier time jointly agreed by the Company and the Trustee.
In addition, for full year 2013, the Company will contribute approximately $12 million to the UK defined benefit pension plan related to employees’ salary sacrifice contributions. The Company also expects to contribute approximately $40 million to the US plan and $11 million to the international and US non-qualified plans for the full year 2013 (inclusive of amounts contributed in the year to date).

19.	PENSION PLANS
The Company maintains two principal defined benefit pension plans that cover the majority of our employees in the United States and United Kingdom. Both of these plans are now closed to new entrants and with effect from May 15, 2009, the Company closed the US defined benefit plan to future accrual. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates including a US non-qualified plan. Elsewhere, pension benefits are typically provided through defined contribution plans. It is the Company’s policy to fund pension costs as required by applicable laws and regulations.
At December 31, 2012, the Company recorded, on the Consolidated Balance Sheets:

•	a pension benefit asset of $136 million (2011: $145 million) representing:

•	$134 million (2011: $136 million) in respect of the UK defined benefit pension plan; and

•	$2 million (2011: $9 million) in respect of the international defined benefit pension plans.

•	a total liability for pension benefits of $282 million (2011: $270 million) representing:

•	$250 million (2011: $258 million) in respect of the US defined benefit pension plan; and

•	$32 million (2011: $12 million) in respect of the international and US non-qualified defined benefit pension plans.
UK and US defined benefit plans
The following schedules provide information concerning the Company’s UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,217	$1,906	$895	$756
Service cost	35	36	—	—
Interest cost	108	106	41	41
Employee contributions	2	2	—	—
Actuarial loss	186	272	71	127
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	111	(23)	—	—
Plan amendments	—	(10)	—	—
Benefit obligations, end of year	2,582	2,217	958	895
Change in plan assets:
Fair value of plan assets, beginning of year	2,353	2,085	637	602
Actual return on plan assets	226	269	80	34
Employee contributions	2	2	—	—
Employer contributions	92	92	40	30
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	120	(23)	—	—
Fair value of plan assets, end of year	2,716	2,353	708	637
Funded status at end of year	$134	$136	$(250)	$(258)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$134	$136	$—	$—
Liability for pension benefits	—	—	(250)	(258)

Amounts recognized in accumulated other comprehensive loss consist of:

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
		(millions)
Net actuarial loss	$831	$698	$332	$303
Prior service gain	(29)	(35)	—	—

The accumulated benefit obligations for the Company’s UK and US defined benefit pension plans were $2,519 million and $958 million, respectively (2011: $2,154 million and $895 million, respectively).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the UK and US defined benefit plans are as follows:

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2012	2011	2010	2012	2011	2010
			(millions)
Components of net periodic benefit cost:
Service cost	$35	$36	$37	$—	$—	$—
Interest cost	108	106	100	41	41	40
Expected return on plan assets	(181)	(161)	(141)	(46)	(44)	(42)
Amortization of unrecognized prior service gain	(6)	(5)	(5)	—	—	—
Amortization of unrecognized actuarial loss	39	30	37	8	3	3
Net periodic benefit (income) cost	$(5)	$6	$28	$3	$—	$1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$141	$164	$(20)	$37	$137	$29
Amortization of unrecognized actuarial loss	(39)	(30)	(37)	(8)	(3)	(3)
Prior service gain	—	(10)	—	—	—	—
Amortization of unrecognized prior service gain	6	5	5	—	—	—
Total recognized in other comprehensive income (loss)	$108	$129	$(52)	$29	$134	$26
Total recognized in net periodic benefit cost and other comprehensive income	$103	$135	$(24)	$32	$134	$27

The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$47	$9
Prior service gain	(6)	—

The following schedule provides other information concerning the Company’s UK and US defined benefit pension plans:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.4%	4.8%	4.1%	4.6%
Rate of compensation increase	2.3%	2.1%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.8%	5.5%	4.6%	5.6%
Expected return on plan assets	7.5%	7.5%	7.3%	7.5%
Rate of compensation increase	2.1%	2.6%	N/A	N/A

The expected return on plan assets was determined on the basis of the weighted-average of the expected future returns of the various asset classes, using the target allocations shown below. The expected returns on UK plan assets are: UK and foreign equities 9.03 percent, debt securities 4.57 percent and real estate 6.53 percent. The expected returns on US plan assets are: US and foreign equities 10.40 percent and debt securities 4.10 percent.
The Company’s pension plan asset allocations based on fair values were as follows:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2012	2011	2012	2011
Equity securities	41%	42%	49%	44%
Debt securities	37%	35%	50%	54%
Hedge funds	17%	18%	—%	—%
Real estate	3%	4%	—%	—%
Cash	2%	1%	—%	—%
Other	—%	—%	1%	2%
Total	100%	100%	100%	100%

In the UK the pension trustees in consultation with the Company maintain a diversified asset portfolio and this together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The UK plan’s assets are divided into 13 separate portfolios according to asset class and managed by 10 investment managers. The broad target allocations are UK and foreign equities (44 percent), debt securities (27 percent), hedge funds (24 percent) and real estate (5 percent). In the US the Company’s investment policy is to maintain a diversified asset portfolio, which together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The US plan’s assets are currently invested in 16 funds representing most standard equity and debt security classes. The broad target allocations are US and foreign equities (50 percent) and debt securities (50 percent).
Fair Value Hierarchy
The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$492	$108	$—	$600
UK equities	317	59	—	376
Other equities	28	97	—	125
Fixed income securities:
US Government bonds	11	—	—	11
UK Government bonds	625	—	—	625
Other Government bonds	13	—	—	13
UK corporate bonds	112	—	—	112
Other corporate bonds	29	—	—	29
Derivatives	—	217	—	217
Real estate	—	—	76	76
Cash	53	—	—	53
Other investments:
Hedge funds	—	27	431	458
Other	8	13	—	21
Total	$1,688	$521	$507	$2,716

	UK Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$422	$93	$—	$515
UK equities	278	41	—	319
Other equities	15	137	—	152
Fixed income securities:
US Government bonds	—	—	—	—
UK Government bonds	599	—	—	599
Other Government bonds	1	—	—	1
UK corporate bonds	63	—	—	63
Other corporate bonds	23	—	—	23
Derivatives	—	158	—	158
Real estate	—	—	86	86
Cash	28	—	—	28
Other investments:
Hedge funds	—	26	388	414
Other	—	(7)	2	(5)
Total	$1,429	$448	$476	$2,353

The UK plan’s real estate investment comprises UK property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. The UK plan’s hedge fund investments are primarily invested in various ‘fund of funds’ and are valued based on net asset values calculated by the fund and are not publicly available. Liquidity is typically monthly and is subject to liquidity of the underlying funds.
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$144	$78	$—	$222
Non US equities	98	27	—	125
Fixed income securities:
US Government bonds	—	69	—	69
US corporate bonds	—	144	—	144
International fixed income securities	52	39	—	91
Municipal & Non US government bonds	—	35	—	35
Other investments:
Mortgage backed securities	—	13	—	13
Other	3	6	—	9
Total	$297	$411	$—	$708

	US Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$176	$—	$—	$176
Non US equities	101	—	—	101
Fixed income securities:
US Government bonds	—	92	—	92
US corporate bonds	—	130	—	130
International fixed income securities	48	33	—	81
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	10	—	10
Other	5	10	—	15
Total	$330	$307	$—	$637

Equity securities comprise:

•	common stock and preferred stock which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.
Fixed income securities comprise US, UK and other Government Treasury Bills, loan stock, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices.
As a result of the inherent limitations related to the valuations of the Level 3 investments, due to the unobservable inputs of the underlying funds, the estimated fair value may differ significantly from the values that would have been used had a market for those investments existed.
The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2012 and 2011:

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2011	$483
Purchases, sales, issuances and settlements, net	2
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(2)
Balance at December 31, 2011	$476
Purchases, sales, issuances and settlements, net	(2)
Unrealized and realized gains relating to instruments still held at end of year	17
Foreign exchange	16
Balance at December 31, 2012	$507

In 2013, the Company expects to make contributions to the UK plan of approximately $91 million and $40 million to the US plan. In addition, approximately $12 million will be paid in 2013 into the UK defined benefit plan related to employee's salary sacrifice contributions.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2013	81	33
2014	83	35
2015	86	38
2016	88	41
2017	91	43
2018-2022	497	267

Willis North America has a 401(k) plan covering all eligible employees of Willis North America and its subsidiaries. The plan allows participants to make pre-tax contributions which the Company, at its discretion may match. During 2009, the Company had decided not to make any matching contributions other than for former HRH employees whose contributions were matched up to 75 percent under the terms of the acquisition. In January 2011, 401(k) matching was reinstated for our US associates. All investment assets of the plan are held in a trust account administered by independent trustees. The Company’s 401(k) matching contributions for 2012 were $10 million (2011: $10 million; 2010: $nil).

International and US non-qualified defined benefit pension plans
In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates and non-qualified defined benefit pension plan in the US.
During the year ended December 31, 2011, the Company reported the US non-qualified plan within other non-current liabilities. As at December 31, 2012, the Company has incorporated this plan with its other International pension benefits.
In total, a $30 million net pension benefit liability (2011: $3 million) has been recognized in respect of these schemes.
The following schedules provide information concerning the Company’s international and US non-qualified defined benefit pension plans:

	International and US non-qualified Pension Plans
	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$135
Service cost	3	4
Interest cost	7	7
Actuarial loss (gain)	30	(4)
Benefits paid	(6)	(6)
Employee contributions	1	—
Curtailment	—	(1)
Reclassification from other non-current liabilities (i)	9	—
Foreign currency changes	5	(4)
Benefit obligations, end of year	180	131
Change in plan assets:
Fair value of plan assets, beginning of year	128	125
Actual return on plan assets	11	1
Employer contributions	11	13
Employee contributions	1	—
Benefits paid	(6)	(6)
Foreign currency changes	5	(5)
Fair value of plan assets, end of year	150	128
Funded status at end of year	$(30)	$(3)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$2	$9
Liability for pension benefits	$(32)	$(12)

_________________________________
(i) Transfer in of benefit obligation for US non-qualified plan as at December 31, 2011.
Amounts recognized in accumulated other comprehensive loss consist of a net actuarial loss of $35 million (2011: $10 million).
The accumulated benefit obligation for the Company’s international and US non-qualified defined benefit pension plans was $177 million (2011: $128 million).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the international and US non-qualified defined benefit plans are as follows:

	International and US non-qualified Pension Benefits
	2012	2011	2010
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$4	$4
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Curtailment (gain) loss	—	(1)	1
Net periodic benefit cost	$4	$5	$6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	25	2	(13)
Total recognized in other comprehensive loss (income)	25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$29	$6	$(7)

The estimated net loss for the international and US non-qualified defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $1 million.
The following schedule provides other information concerning the Company’s international and US non-qualified defined benefit pension plans:

International and US non-qualified Pension Benefits
	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50% - 3.75%	3.30% – 5.30%
Rate of compensation increase	2.00% - 2.00%	2.50% – 3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 5.30%	4.00% – 5.10%
Expected return on plan assets	2.00% - 5.73%	4.80% – 5.73%
Rate of compensation increase	2.50% - 3.00%	2.50% – 3.00%

The determination of the expected long-term rate of return on the international and US non-qualified pension plan assets is dependent upon the specific circumstances of each individual plan. The assessment may include analyzing historical investment performance, investment community forecasts and current market conditions to develop expected returns for each asset class used by the plans.
The Company’s international and US non-qualified pension plan asset allocations at December 31, 2012 based on fair values were as follows:

	International and US non-qualified Pension Benefits
Asset Category	2012	2011
Equity securities	35%	35%
Debt securities	55%	58%
Real estate	3%	4%
Other	7%	3%
Total	100%	100%

The investment policies for the international plans vary by jurisdiction but are typically established by the local pension plan trustees, where applicable, and seek to maintain the plans’ ability to meet liabilities of the plans as they fall due and to comply with local minimum funding requirements.
Fair Value Hierarchy
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s international and US non-qualified pension plan assets that are measured at fair value on a recurring basis.

	International and US non-qualified Pension Plans
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$24	$—	$—	$24
UK equities	5	—	—	5
Overseas equities	22	—	1	23
Fixed income securities:
Other Government bonds	49	—	—	49
Corporate bonds	—	9	—	9
Derivative instruments	—	24	—	24
Real estate	—	—	5	5
Cash	5	—	—	5
Other investments:
Other investments	—	1	5	6
Total	$105	$34	$11	$150

	International and US non-qualified Pension Plans
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$20	$—	$—	$20
UK equities	4	—	—	4
Overseas equities	18	—	1	19
Fixed income securities:
Other Government bonds	48	1	—	49
Derivative instruments	—	22	—	22
Real estate	—	—	5	5
Cash	4	—	—	4
Other investments:
Other investments	—	—	5	5
Total	$94	$23	$11	$128

Equity securities comprise:

•	common stock which are valued using quoted market prices; and

•	unit linked funds which are valued at their net asset values as calculated by the investment manager and typically have daily liquidity.
Fixed income securities comprise overseas Government loan stock which is typically valued using quoted market prices. Real estate investment comprises overseas property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. Derivative instruments are valued using an income approach typically using swap curves as an input.
Assets classified as Level 3 investments did not materially change during the year ended December 31, 2012.
In 2013, the Company expects to contribute $11 million to the international and US non-qualified plans.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the international and US non-qualified defined benefit pension plans:

International and US non-qualified
Pension
Expected future benefit payments	Benefits
(millions)
2013	$5
2014	5
2015	6
2016	6
2017	6
2018-2022	34

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
 DEBT
Short-term debt and current portion of the long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$15
Revolving credit facility	2	—
	$17	$15

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)

5-year term loan facility expires 2016	$266	$274
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	14	18
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	1
	$2,326	$2,338

The 5-year term loan facility expiring 2016 bears interest at LIBOR plus 1.50% and is repayable in quarterly installments and a final repayment of $225 million is due in the fourth quarter of 2016. Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50% and the facility expires on December 16, 2016. These margins apply while the Company’s debt rating remains BBB-/Baa3. As of June 30, 2013 $nil was outstanding under this revolving credit facility.

On July 23, 2013 we entered into an amendment to our existing credit facilities to extend both the amount of financing and the maturity date of the facilities. As a result of this amendment, our revolving credit facility has been increased from $500 million to $800 million. There has been no increase to the remaining $281 million outstanding on the $300 million term loan. The maturity date has been extended to July 23, 2018, from December 16, 2016.

There were no changes to the previously disclosed interest rates or on-going fees payable with respect to the term loan or the revolving credit facility.

The amended term loan is repayable in quarterly installments and a final repayment of $186 million is due in the third quarter of 2018.

The agreements relating to these facilities continue to contain requirements to maintain maximum levels of consolidated funded indebtedness in relation to consolidated EBITDA and minimum levels of consolidated EBITDA to consolidated interest expense, subject to certain adjustments. In connection with the amendment discussed above, we can request an increase in the maximum consolidated leverage ratio for up to four fiscal quarters following the completion of one or more acquisitions in a 15 month period where the aggregate consideration equals or exceeds an agreed threshold.
On July 25, 2013 the Company commenced cash tender offers for (1) any of its 5.625% Senior Notes due 2015 and (2) up to a maximum amount of the 6.200% Senior Notes due 2017 and 7.000% Senior Notes due 2019 such that the aggregate principal amount of the notes tendered and accepted for purchase is equal to $500 million principal amount of Notes less the aggregate principal amount of the 5.625% Senior Note due 2015 tendered and accepted for purchase.

On August 8, 2013 the maximum tender offer notes tendered and accepted for purchase was increased to $525 million.

20.	DEBT
Short-term debt and current portion of the long-term debt consists of the following:

	December 31,
	2012	2011
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$11
6.000% loan notes due 2012	—	4
	$15	$15

Long-term debt consists of the following:

	December 31,
	2012	2011
	(millions)
5-year term loan facility expires 2016	$274	$289
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	18	20
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	—
	$2,338	$2,354

All direct obligations under the 5.625%, 6.200% and 7.000% senior notes are guaranteed by Willis Group Holdings, Willis Netherlands B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited.
Debt issuance

On July 11, 2012, a new revolving credit facility of 15 million Chinese Yuan Renminbi 'RMB' ($2 million) was put in place which bears interest at 110 percent of the applicable short term interest rate an RMB loan having a term equal to the tenor of that drawing as published by the People's Bank of China 'PBOC' prevailing as at the drawdown date of that drawing. The facility expires on July 11, 2013. As at December 31, 2012 ¥nil ($nil) had been drawn down on the facility. This facility is solely for the use of our Chinese subsidiary and is available for general working capital purposes.
In December 2011 we refinanced our bank facility, comprising a 5-year $300 million term loan and a 5-year $500 million revolving credit facility. The $300 million term loan replaced the remaining $328 million balance on our $700 million 5-year term loan facility and the $500 million revolving facility replaced our $300 million and our $200 million revolving credit facilities. Unamortized debt issuance costs of $10 million relating to these facilities were written off in December 2011 following completion of the refinancing.
The 5-year term loan facility expiring 2016 bears interest at LIBOR plus 1.50% and is repayable in quarterly installments and a final repayment of $225 million is due in the fourth quarter of 2016. In 2012, we made $11 million of mandatory repayments against this 5-year term loan.
Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50% and the facility expires on December 16, 2016. These margins apply while the Company’s debt rating remains BBB-/Baa3. As of December 31, 2012 $nil was outstanding under the revolving credit facility (December 31, 2011: $nil).
The agreements relating to our 5-year term loan facility expiring 2016 and the revolving $500 million credit facility contain requirements to maintain maximum levels of consolidated funded indebtedness in relation to consolidated EBITDA and minimum level of consolidated EBITDA to consolidated cash interest expense, subject to certain adjustments. In addition, the agreements relating to our credit facilities and senior notes include, in the aggregate covenants relating to the delivery of financial statements, reports and notices, limitations on liens, limitations on sales and other disposals of assets, limitations on indebtedness and other liabilities, limitations on sale and leaseback transactions, limitations on mergers and other fundamental changes, maintenance of property, maintenance of insurance, nature of business, compliance with applicable laws, maintenance of corporate existence and rights, payment of taxes and access to information and properties. At December 31, 2012, the Company was in compliance with all covenants.
In 2011, the Company issued $300 million of 4.125% senior notes due 2016 and $500 million of 5.750% senior notes due 2021. The effective interest rates of these senior notes are 4.240% and 5.871% respectively, which include the impact of the discount upon issuance. The proceeds were used to repurchase and redeem $500 million of 12.875% senior notes due 2016 including a make-whole payment (representing a slight discount to the contractual make-whole amount) of $158 million. Following the repurchase the Company wrote off $13 million of unamortized debt issuance costs.
During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. The Company has designated and accounts for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015. The fair values of the interest rate swaps are included within other assets or other liabilities and the fair value of the hedged element of the senior notes is included within long-term debt.
On November 7, 2012, a further revolving facility of $20 million was renewed which bears interest at LIBOR plus 1.55% until 2014 and LIBOR plus 1.700% thereafter. The facility expires on November 6, 2015. As at December 31, 2012 no drawings had been made on the facility. This facility is solely for the use of our main UK regulated entity and would be available in certain exceptional circumstances. The facility is secured against the freehold of the UK regulated entity’s freehold property in Ipswich.
Lines of credit
The Company also has available $4 million (2011: $3 million) in lines of credit, of which $nil was drawn as of December 31, 2012 (2011: $nil).
Analysis of interest expense
The following table shows an analysis of the interest expense for the years ended December 31:

	Year ended December 31,
	2012	2011	2010
	(millions)
5-year term loan facility repaid 2011	$—	$14	$17
5-year term loan facility expires 2016	6	—	—
Revolving $300 million credit facility	—	4	3
Revolving $500 million credit facility	1	—	—
5.625% senior notes due 2015	12	12	14
12.875% senior notes due 2016	—	15	67
4.125% senior notes due 2016	13	10	—
6.200% senior notes due 2017	38	38	38
7.000% senior notes due 2019	21	21	21
5.125% senior notes due 2010	—	—	3
5.750% senior notes due 2021	29	23	—
Other(i)	8	19	3
Total interest expense	$128	$156	$166

_________________________________

(i)	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.

Provisions for Liabilities	12 Months Ended
Dec. 31, 2012
Provisions for Liabilities [Abstract]
PROVISIONS FOR LIABILITIES

21.	PROVISIONS FOR LIABILITIES
An analysis of movements on provisions for liabilities is as follows:

	Claims, lawsuits and other proceedings(i)	Other provisions(ii)	Total
		(millions)
Balance at January 1, 2011	$145	$34	$179
Net provisions made during the year	45	11	56
Utilized in the year	(31)	(7)	(38)
Foreign currency translation adjustment	(1)	—	(1)
Balance at December 31, 2011	$158	$38	$196
Net provisions made during the year	23	(2)	21
Utilized in the year	(31)	(10)	(41)
Foreign currency translation adjustment	2	2	4
Balance at December 31, 2012	$152	$28	$180

_________________________________

(i)
The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognized at December 31, 2012 amounted to $6 million (2011: $6 million).

(ii)	The ‘Other’ category includes amounts relating to vacant property provisions of $13 million (2011: $20 million).

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Contractual Obligations
Pensions
The Company’s pension funding obligations are set out in Note 6 — ‘Pension Plans’.
Other Contractual Obligations
In July 2010, the Company made a capital commitment of $25 million to Trident V Parallel Fund, LP. As of June 30, 2013 there had been approximately $12 million of capital contributions.
In May 2011, the Company made a capital commitment of $10 million to Dowling Capital Partners I, LP. As of June 30, 2013 there had been approximately $2 million of capital contributions.
Claims, Lawsuits and Other Proceedings
In the ordinary course of business, the Company is subject to various actual and potential claims, lawsuits, and other proceedings relating principally to alleged errors and omissions in connection with the placement of insurance and reinsurance. Similar to other corporations, the Company is also subject to a variety of other claims, including those relating to the Company’s employment practices. Some of the claims, lawsuits and other proceedings seek damages in amounts which could, if assessed, be significant.
Errors and omissions claims, lawsuits, and other proceedings arising in the ordinary course of business are covered in part by professional indemnity or other appropriate insurance. The terms of this insurance vary by policy year and self-insured risks have increased significantly in recent years. Regarding self-insured risks, the Company has established provisions which are believed to be adequate in the light of current information and legal advice, and the Company adjusts such provisions from time to time according to developments.
On the basis of current information, the Company does not expect that the actual claims, lawsuits and other proceedings to which the Company is subject, or potential claims, lawsuits, and other proceedings relating to matters of which it is aware, will ultimately have a material adverse effect on the Company’s financial condition, results of operations or liquidity. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation and disputes with insurance companies, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
The material actual or potential claims, lawsuits, and other proceedings, of which the Company is currently aware, are:
Stanford Financial Group Litigation
The Company has been named as a defendant in 12 similar lawsuits relating to the collapse of The Stanford Financial Group (‘Stanford’), for which Willis of Colorado, Inc. acted as broker of record on certain lines of insurance. The complaints in these actions generally allege that the defendants actively and materially aided Stanford’s alleged fraud by providing Stanford with certain letters regarding coverage that they knew would be used to help retain or attract actual or prospective Stanford client investors. The complaints further allege that these letters, which contain statements about Stanford and the insurance policies that the defendants placed for Stanford, contained untruths and omitted material facts and were drafted in this manner to help Stanford promote and sell its allegedly fraudulent certificates of deposit.
The 12 actions are as follows:

•
Troice, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:9-CV-1274-N, was filed on July 2, 2009 in the U.S. District Court for the Northern District of Texas against Willis Group Holdings plc, Willis of Colorado, Inc. and a Willis associate, among others. On April 1, 2011, plaintiffs filed the operative Third Amended Class Action Complaint individually and on behalf of a putative, worldwide class of Stanford investors, adding Willis Limited as a defendant and alleging claims under Texas statutory and common law and seeking damages in excess of $1 billion, punitive damages and costs. On May 2, 2011, the defendants filed motions to dismiss the Third Amended Class Action Complaint, arguing, inter alia, that the plaintiffs’ claims are precluded by the Securities Litigation Uniform Standards Act of 1998 (‘SLUSA’).

On May 10, 2011, the court presiding over the Stanford-related actions in the Northern District of Texas entered an order providing that it would consider the applicability of SLUSA to the Stanford-related actions based on the decision in a separate Stanford action not involving a Willis entity, Roland v. Green, Civil Action No. 3:10-CV-0224-N. On August 31, 2011, the court issued its decision in Roland, dismissing that action with prejudice under SLUSA.
On October 27, 2011, the court in Troice entered an order (i) dismissing with prejudice those claims asserted in the Third Amended Class Action Complaint on a class basis on the grounds set forth in the Roland decision discussed above and (ii) dismissing without prejudice those claims asserted the Third Amended Class Action Complaint on an individual basis. Also on October 27, 2011, the court entered a final judgment in the action.
On October 28, 2011, the plaintiffs in Troice filed a notice of appeal to the U.S. Court of Appeals for the Fifth Circuit. Subsequently, Troice, Roland and a third action captioned Troice, et al. v. Proskauer Rose LLP, Civil Action No. 3:09-CV-01600-N, which also was dismissed on the grounds set forth in the Roland decision discussed above and on appeal to the U.S. Court of Appeals for the Fifth Circuit, were consolidated for purposes of briefing and oral argument. Following the completion of briefing and oral argument, on March 19, 2012, the Fifth Circuit reversed and remanded the actions. On April 2, 2012, the defendants-appellees filed petitions for rehearing en banc.  On April 19, 2012, the petitions for rehearing en banc were denied. On July 18, 2012, defendants-appellees filed a petition for writ of certiorari with the United States Supreme Court regarding the Fifth Circuit's reversal in Troice. On January 18, 2013, the Supreme Court granted our petition and will hear our appeal. Opening briefs were filed on May 3, 2013. Oral argument has been scheduled for October 7, 2013 and we expect a ruling in late 2013 or early 2014.

•
Ranni v. Willis of Colorado, Inc., et al., C.A. No. 9-22085, was filed on July 17, 2009 against Willis Group Holdings plc and Willis of Colorado, Inc. in the U.S. District Court for the Southern District of Florida. The complaint was filed on behalf of a putative class of Venezuelan and other South American Stanford investors and alleges claims under Section 10(b) of the Securities Exchange Act of 1934 (and Rule 10b-5 thereunder) and Florida statutory and common law and seeks damages in an amount to be determined at trial. On October 6, 2009, Ranni was transferred, for consolidation or coordination with other Stanford-related actions (including Troice), to the Northern District of Texas by the U.S. Judicial Panel on Multidistrict Litigation (the ‘JPML’). The defendants have not yet responded to the complaint in Ranni.

•
Canabal, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:9-CV-1474-D, was filed on August 6, 2009 against Willis Group Holdings plc, Willis of Colorado, Inc. and the same Willis associate named as a defendant in Troice, among others, also in the Northern District of Texas. The complaint was filed individually and on behalf of a putative class of Venezuelan Stanford investors, alleged claims under Texas statutory and common law and sought damages in excess of $1 billion, punitive damages, attorneys’ fees and costs. On December 18, 2009, the parties in Troice and Canabal stipulated to the consolidation of those actions (under the Troice civil action number), and, on December 31, 2009, the plaintiffs in Canabal filed a notice of dismissal, dismissing the action without prejudice.

•
Rupert, et al. v. Winter, et al., Case No. 2009C115137, was filed on September 14, 2009 on behalf of 97 Stanford investors against Willis Group Holdings plc, Willis of Colorado, Inc. and the same Willis associate, among others, in Texas state court (Bexar County). The complaint alleges claims under the Securities Act of 1933, Texas and Colorado statutory law and Texas common law and seeks special, consequential and treble damages of more than $300 million, attorneys’ fees and costs. On October 20, 2009, certain defendants, including Willis of Colorado, Inc., (i) removed Rupert to the U.S. District Court for the Western District of Texas, (ii) notified the JPML of the pendency of this related action and (iii) moved to stay the action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. On April 1, 2010, the JPML issued a final transfer order for the transfer of Rupert to the Northern District of Texas. On January 24, 2012, the court remanded Rupert to Texas State Court (Bexar County), but stayed the action until further order of the court. The defendants have not yet responded to the complaint in Rupert.

•
Casanova, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:10-CV-1862-O, was filed on September 16, 2010 on behalf of seven Stanford investors against Willis Group Holdings plc, Willis Limited, Willis of Colorado, Inc. and the same Willis associate, among others, also in the Northern District of Texas. The complaint alleges claims under Texas statutory and common law and seeks actual damages in excess of $5 million, punitive damages, attorneys’ fees and costs. The defendants have not yet responded to the complaint in Casanova.

•
Rishmague, et ano. v. Winter, et al., Case No. 2011CI2585, was filed on March 11, 2011 on behalf of two Stanford investors, individually and as representatives of certain trusts, against Willis Group Holdings plc, Willis of Colorado, Inc., Willis of Texas, Inc. and the same Willis associate, among others, in Texas state court (Bexar County). The complaint alleges claims under Texas and Colorado statutory law and Texas common law and seeks special, consequential and treble damages of more than $37 million and attorneys’ fees and costs. On April 11, 2011, certain defendants, including Willis of Colorado, Inc., (i) removed Rishmague to the Western District of Texas, (ii) notified the JPML of the pendency of this related action and (iii) moved to stay the action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. On August 8, 2011, the JPML issued a final transfer order for the transfer of Rishmague to the Northern District of Texas, where it is currently pending. The defendants have not yet responded to the complaint in Rishmague.

•
MacArthur v. Winter, et al., Case No. 2013-07840, was filed on February 8, 2013 on behalf of two Stanford investors against Willis Group Holdings plc, Willis of Colorado, Inc., Willis of Texas, Inc. and the same Willis associate, among others, in Texas state court (Harris County). The complaint alleges claims under Texas and Colorado statutory law and Texas common law and seeks actual, special, consequential and treble damages of approximately $4 million and attorneys' fees and costs. On March 29, 2013, Willis of Colorado, Inc. and Willis of Texas, Inc. (i) removed MacArthur to the U.S. District Court for the Southern District of Texas and (ii) notified the JPML of the pendency of this related action. On April 2, 2013, Willis of Colorado, Inc. and Willis of Texas, Inc. filed a motion in the Southern District of Texas to stay the action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. Also on April 2, 2013, the court presiding over MacArthur in the Southern District of Texas transferred the action to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. The defendants have not yet responded to the complaint in MacArthur.

•
Florida suits: On February 14, 2013, five law suits were filed against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County) alleging violations of Florida common law. The five suits are: (1) Barbar, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05666CA27, filed on behalf of 35 Stanford investors seeking compensatory damages in excess of $30 million; (2) de Gadala-Maria, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05669CA30, filed on behalf of 64 Stanford investors seeking compensatory damages in excess of $83.5 million; (3) Ranni, et ano. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05673CA06, filed on behalf of two Stanford investors seeking compensatory damages in excess of $3 million; (4) Tisminesky, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05676CA09, filed on behalf of 11 Stanford investors seeking compensatory damages in excess of $6.5 million; and (5) Zacarias, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05678CA11, filed on behalf of 10 Stanford investors seeking compensatory damages in excess of $12.5 million. On June 3, 2013, Willis of Colorado, Inc. removed all five cases to the Southern District of Florida and, on June 4, 2013, notified the JPML of the pendency of these related actions. On June 10, 2013, the court in Tisminesky issued an order sua sponte staying and administratively closing that action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation and coordination with the other Stanford-related actions. On June 11, 2013, Willis of Colorado, Inc. moved to stay the other four actions pending the JPML's transfer decision. On June 20, 2013, the JPML issued a conditional transfer order for the transfer of the five actions to the Northern District of Texas, the transmittal of which was stayed for seven days to allow for any opposition to be filed. On June 28, 2013, with no opposition having been filed, the JPML lifted the stay, enabling the transfer to go forward. The defendants have not yet responded to the complaints in these actions.

Additional actions could be brought in the future by other investors in certificates of deposit issued by Stanford and its affiliates, including by the Stanford Receiver and/or the Stanford Investor Committee, with whom we have a tolling agreement that expires on August 31, 2013. If that tolling agreement is not extended, the Receiver and/or the Stanford Investor Committee may file suit based on substantially similar allegations to those above. The Company disputes these allegations and intends to defend itself vigorously against these actions. The outcomes of these actions, however, including any losses or other payments that may occur as a result, cannot be predicted at this time.

European Commission Sector Inquiry

In 2006, the European Commission ('EC') issued questionnaires pursuant to its Sector Inquiry (or, in respect of Norway, the European Free Trade Association Surveillance Authority ('EFTAS')), related to insurance business practices, including compensation arrangements for brokers, to at least 150 European brokers including our operations in nine European countries. The Company filed responses to the questionnaires. On September 25, 2007, the EC and EFTAS issued a joint report expressing concerns over potential conflicts of interest in the industry relating to remuneration and binding authorities and also over the nature of the coinsurance market.
The Company cooperated with both the EC and the EFTAS to resolve issues raised in their final joint report regarding coinsurance. In 2012, the EC appointed Ernst & Young to conduct a review of the coinsurance market and Ernst & Young approached one broking firm in each Member State. Three of our European subsidiaries (UK, Spain and the Netherlands) either met with Ernst & Young or received questionnaires from them on this matter in 2012. The EC published Ernst & Young's report on February 11, 2013, which described the nature and benefits of the coinsurance and subscription markets. The EC intends to consult further on these findings during 2013 before determining next steps.
Regulatory Investigation
In 2011, we and the UK Financial Services Authority (the 'FSA') announced a settlement for lapses by Willis Limited, our UK brokerage subsidiary, in its implementation and documentation of its controls to counter the risks of improper payments being made to non-FSA authorized overseas third parties engaged to help win business, particularly in high risk jurisdictions.
As a result of an FSA settlement in 2011, we conducted a further internal review of certain high-risk payments made by our UK subsidiary between 2005 and 2009. We do not believe that this further internal review will result in any material fines or sanctions, but there can be no assurance that any resolution will not have an adverse impact on us or our ability to conduct our business in certain jurisdictions. While we believe that our current systems and controls are adequate and in accordance with all applicable laws and regulations, we cannot assure that such systems and controls will prevent any violations of applicable laws and regulations.

22.	COMMITMENTS AND CONTINGENCIES
The Company’s contractual obligations as at December 31, 2012 are presented below:

			Payments due by
Obligations	Total	2013	2014-2015	2016-2017	After 2017
	(millions)
5-year term loan facility expires 2016	$289	$15	$32	$242	$—
Interest on term loan	18	5	9	4	—
Revolving $500 million credit facility commitment fees	5	1	3	1	—
5.625% senior notes due 2015	350	—	350	—	—
Fair value adjustments on 5.625% senior notes due 2015	18	—	18	—	—
4.125% senior notes due 2016	300	—	—	300	—
6.200% senior notes due 2017	600	—	—	600	—
7.000% senior notes due 2019	300	—	—	—	300
5.750% senior notes due 2021	500	—	—	—	500
Interest on senior notes	625	119	229	148	129
Total debt and related interest	3,005	140	641	1,295	929
Operating leases(i)	1,274	127	222	166	759
Pensions	662	142	245	245	30
Other contractual obligations(ii)	99	31	23	10	35
Total contractual obligations	$5,040	$440	$1,131	$1,716	$1,753

_________________________________

(i)	Presented gross of sublease income.

(ii)
Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

(iii)	The above excludes $34 million of liabilities for unrecognized tax benefits as the Company is unable to reasonably predict the timing of settlement of these liabilities.

Debt obligations and facilities
The Company’s debt and related interest obligations at December 31, 2012 are shown in the above table.
During 2011, the Company entered into a new revolving credit facility agreement under which $500 million is available. As at December 31, 2012 $nil was outstanding under the revolving credit facility.
This facility is in addition to the remaining availability of $20 million under the Company’s previously existing $20 million revolving credit facility and an additional $2 million under the Company's new $2 million facility that was entered into during the year.
The only mandatory repayments of debt over the next 12 months are the scheduled repayment of $15 million current portion of the Company’s 5-year term loan. We also have the right, at our option, to prepay indebtedness under the credit facility without further penalty and to redeem the senior notes at our option by paying a ‘make-whole’ premium as provided under the applicable debt instrument.
Operating leases
The Company leases certain land, buildings and equipment under various operating lease arrangements. Original non-cancellable lease terms typically are between 10 and 20 years and may contain escalation clauses, along with options that permit early withdrawal. The total amount of the minimum rent is expensed on a straight-line basis over the term of the lease.
As of December 31, 2012, the aggregate future minimum rental commitments under all non-cancellable operating lease agreements are as follows:

	Gross rental commitments	Rentals from subleases	Net rental commitments
		(millions)
2013	$127	$(15)	$112
2014	119	(14)	105
2015	103	(13)	90
2016	87	(13)	74
2017	79	(11)	68
Thereafter	759	(23)	736
Total	$1,274	$(89)	$1,185

The Company leases its main London building under a 25-year operating lease, which expires in 2032. The Company’s contractual obligations in relation to this commitment included in the table above total $730 million (2011: $715 million). Annual rentals are $32 million (2011: $30 million) per year and the Company has subleased approximately 29 percent (2011: 29 percent) of the premises under leases up to 15 years. The amounts receivable from subleases, included in the table above, total $76 million (2011: $82 million; 2010: $87 million).
Rent expense amounted to $135 million for the year ended December 31, 2012 (2011: $127 million; 2010: $131 million). The Company’s rental income from subleases was $17 million for the year ended December 31, 2012 (2011: $18 million; 2010: $22 million).
Pensions
Contractual obligations for our pension plans reflect the contributions we expect to make over the next five years into our US and UK plans. These contributions are based on current funding positions and may increase or decrease dependent on the future performance of the two plans.
In the UK, we are required to agree a funding strategy for our UK defined benefit plan with the plan's trustees. In March 2012, the Company agreed to a revised schedule of contributions towards on-going accrual of benefits and deficit funding contributions the Company will make to the UK plan over the six years ended December 31, 2017. Contributions in each of the next five years are expected to total approximately $81 million, of which approximately $23 million relates to on-going contributions calculated as 15.9 percent of active plan members' pensionable salary and approximately $58 million that relates to contributions towards the funding deficit.
In addition, further contributions will be payable based on a profit share calculation (equal to 20 percent of EBITDA in excess of $900 million per annum as defined by the revised schedule of contributions) and an exceptional return calculation (equal to 10 percent of any exceptional returns made to shareholders, for example, share buybacks, and special dividends). Upon finalization of these calculations the Company expects to make a further contribution in 2013 of $10 million, calculated as 10 percent of the $100 million share buy-back program completed during 2012. Aggregate contributions under the deficit funding contribution and the profit share calculation are capped at £312 million ($507 million) over the six years ended December 31, 2017.
The schedule of contributions is automatically renegotiated after three years and at any earlier time jointly agreed by the Company and the Trustee.
In addition, approximately $12 million will be paid annually into the UK defined benefit plan related to employee's salary sacrifice contributions.
The total contracted contributions for all plans in 2013 are expected to be approximately $142 million, excluding approximately $12 million in respect of the salary sacrifice scheme.

Guarantees
Guarantees issued by certain of Willis Group Holdings’ subsidiaries with respect to the senior notes and revolving credit facilities are discussed in Note 20 — Debt in these consolidated financial statements.
Certain of Willis Group Holdings’ subsidiaries have given the landlords of some leasehold properties occupied by the Company in the United Kingdom and the United States guarantees in respect of the performance of the lease obligations of the subsidiary holding the lease. The operating lease obligations subject to such guarantees amounted to $829 million and $828 million at December 31, 2012 and 2011, respectively.
In addition, the Company has given guarantees to bankers and other third parties relating principally to letters of credit amounting to $10 million and $7 million at December 31, 2012 and 2011, respectively. Willis Group Holdings also guarantees certain of its UK and Irish subsidiaries’ obligations to fund the UK and Irish defined benefit plans.
Other contractual obligations
For certain subsidiaries and associates, the Company has the right to purchase shares (a call option) from co-shareholders at various dates in the future. In addition, the co-shareholders of certain subsidiaries and associates have the right to sell their shares (a put option) to the Company at various dates in the future. Generally, the exercise price of such put options and call options is formula-based (using revenues and earnings) and is designed to reflect fair value. Based on current projections of profitability and exchange rates and assuming the put options are exercised, the potential amount payable from these options is not expected to exceed $19 million (2011: $72 million).
In July 2010, the Company made a capital commitment of $25 million to Trident V Parallel Fund, LP, an investment fund managed by Stone Point Capital. This replaced a capital commitment of $25 million that had been made to Trident V, LP in December 2009. As at December 31, 2012 there have been approximately $10 million of capital contributions.
In May 2011, the Company made a capital commitment of $10 million to Dowling Capital Partners I, LP. As at December 31, 2012 there had been $2 million capital contributions.
Other contractual obligations at December 31, 2012 also include the capital lease on the Company’s Nashville property of $53 million, payable from 2013 onwards.
Claims, Lawsuits and Other Proceedings

In the ordinary course of business, the Company is subject to various actual and potential claims, lawsuits, and other proceedings relating principally to alleged errors and omissions in connection with the placement of insurance and reinsurance. Similar to other corporations, the Company is also subject to a variety of other claims, including those relating to the Company's employment practices. Some of the claims, lawsuits and other proceedings seek damages in amounts which could, if assessed, be significant.

Errors and omissions claims, lawsuits, and other proceedings arising in the ordinary course of business are covered in part by professional indemnity or other appropriate insurance. The terms of this insurance vary by policy year and self-insured risks have increased significantly in recent years. Regarding self-insured risks, the Company has established provisions which are believed to be adequate in the light of current information and legal advice, and the Company adjusts such provisions from time to time according to developments.

On the basis of current information, the Company does not expect that the actual claims, lawsuits and other proceedings, to which the Company is subject, or potential claims, lawsuits, and other proceedings relating to matters of which it is aware, will ultimately have a material adverse effect on the Company's financial condition, results of operations or liquidity. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation and disputes with insurance companies, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

The material actual or potential claims, lawsuits and other proceedings, of which the Company is currently aware, are:
Stanford Financial Group Litigation
The Company has been named as a defendant in 12 similar lawsuits relating to the collapse of The Stanford Financial Group ('Stanford'), for which Willis of Colorado, Inc. acted as broker of record on certain lines of insurance. The complaints in these actions generally allege that the defendants actively and materially aided Stanford's alleged fraud by providing Stanford with certain letters regarding coverage that they knew would be used to help retain or attract actual or prospective Stanford client investors. The complaints further allege that these letters, which contain statements about Stanford and the insurance policies that the defendants placed for Stanford, contained untruths and omitted material facts and were drafted in this manner to help Stanford promote and sell its allegedly fraudulent certificates of deposit.
The 12 actions are as follows:

•
Troice, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:09-CV-01274-N, was filed on July 2, 2009 in the U.S. District Court for the Northern District of Texas against Willis Group Holdings plc, Willis of Colorado, Inc. and a Willis associate, among others. On April 1, 2011, plaintiffs filed the operative Third Amended Class Action Complaint individually and on behalf of a putative, worldwide class of Stanford investors, adding Willis Limited as a defendant and alleging claims under Texas statutory and common law and seeking damages in excess of $1 billion, punitive damages and costs. On May 2, 2011, the defendants filed motions to dismiss the Third Amended Class Action Complaint, arguing, inter alia, that the plaintiffs’ claims are precluded by the Securities Litigation Uniform Standards Act of 1998 (‘SLUSA’).

On May 10, 2011, the court presiding over the Stanford-related actions in the Northern District of Texas entered an order providing that it would consider the applicability of SLUSA to the Stanford-related actions based on the decision in a separate Stanford action not involving a Willis entity, Roland v. Green, Civil Action No. 3:10-CV-0224-N. On August 31, 2011, the court issued its decision in Roland, dismissing that action with prejudice under SLUSA.
On October 27, 2011, the court in Troice entered an order (i) dismissing with prejudice those claims asserted in the Third Amended Class Action Complaint on a class basis on the grounds set forth in the Roland decision discussed above and (ii) dismissing without prejudice those claims asserted the Third Amended Class Action Complaint on an individual basis. Also on October 27, 2011, the court entered a final judgment in the action.
On October 28, 2011, the plaintiffs in Troice filed a notice of appeal to the U.S. Court of Appeals for the Fifth Circuit. Subsequently, Troice, Roland and a third action captioned Troice, et al. v. Proskauer Rose LLP, Civil Action No. 3:09-CV-01600-N, which also was dismissed on the grounds set forth in the Roland decision discussed above and on appeal to the U.S. Court of Appeals for the Fifth Circuit, were consolidated for purposes of briefing and oral argument. Following the completion of briefing and oral argument, on March 19, 2012, the Fifth Circuit reversed and remanded the actions. On April 2, 2012, the defendants-appellees filed petitions for rehearing en banc.  On April 19, 2012, the petitions for rehearing en banc were denied. On July 18, 2012, defendants-appellees filed a petition for writ of certiorari with the United States Supreme Court regarding the Fifth Circuit's reversal in Troice. On January 18, 2013, the Supreme Court granted our petition and will hear our appeal. Opening briefs are due in early May 2013, and we expect oral argument in October and a decision in late 2013 or early 2014.

•
Ranni v. Willis of Colorado, Inc., et al., C.A. No. 09-22085, was filed on July 17, 2009 against Willis Group Holdings plc and Willis of Colorado, Inc. in the U.S. District Court for the Southern District of Florida. The complaint was filed on behalf of a putative class of Venezuelan and other South American Stanford investors and alleges claims under Section 10(b) of the Securities Exchange Act of 1934 (and Rule 10b-5 thereunder) and Florida statutory and common law and seeks damages in an amount to be determined at trial. On October 6, 2009, Ranni was transferred, for consolidation or coordination with other Stanford-related actions (including Troice), to the Northern District of Texas by the U.S. Judicial Panel on Multidistrict Litigation (the ‘JPML’). The defendants have not yet responded to the complaint in Ranni.

•
Canabal, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:09-CV-01474-D, was filed on August 6, 2009 against Willis Group Holdings plc, Willis of Colorado, Inc. and the same Willis associate named as a defendant in Troice, among others, also in the Northern District of Texas. The complaint was filed individually and on behalf of a putative class of Venezuelan Stanford investors, alleged claims under Texas statutory and common law and sought damages in excess of $1 billion, punitive damages, attorneys’ fees and costs. On December 18, 2009, the parties in Troice and Canabal stipulated to the consolidation of those actions (under the Troice civil action number), and, on December 31, 2009, the plaintiffs in Canabal filed a notice of dismissal, dismissing the action without prejudice.

•
Rupert, et al. v. Winter, et al., Case No. 2009C115137, was filed on September 14, 2009 on behalf of 97 Stanford investors against Willis Group Holdings plc, Willis of Colorado, Inc. and the same Willis associate, among others, in Texas state court (Bexar County). The complaint alleges claims under the Securities Act of 1933, Texas and Colorado statutory law and Texas common law and seeks special, consequential and treble damages of more than $300 million, attorneys’ fees and costs. On October 20, 2009, certain defendants, including Willis of Colorado, Inc., (i) removed Rupert to the U.S. District Court for the Western District of Texas, (ii) notified the JPML of the pendency of this related action and (iii) moved to stay the action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. On April 1, 2010, the JPML issued a final transfer order for the transfer of Rupert to the Northern District of Texas. On January 24, 2012, the Court remanded Rupert to Texas State Court (Bexar County), but stayed the case until further order of the Court. The defendants have not yet responded to the complaint in Rupert.

•
Casanova, et al. v. Willis of Colorado, Inc., et al., C.A. No. 3:10-CV-01862-O, was filed on September 16, 2010 on behalf of seven Stanford investors against Willis Group Holdings plc, Willis Limited, Willis of Colorado, Inc. and the same Willis associate, among others, also in the Northern District of Texas. The complaint alleges claims under Texas statutory and common law and seeks actual damages in excess of $5 million, punitive damages, attorneys’ fees and costs. The defendants have not yet responded to the complaint in Casanova.

•
Rishmague, et ano. v. Winter, et al., Case No. 2011CI02585, was filed on March 11, 2011 on behalf of two Stanford investors, individually and as representatives of certain trusts, against Willis Group Holdings plc, Willis of Colorado, Inc., Willis of Texas, Inc. and the same Willis associate, among others, in Texas state court (Bexar County). The complaint alleges claims under Texas and Colorado statutory law and Texas common law and seeks special, consequential and treble damages of more than $37 million and attorneys’ fees and costs. On April 11, 2011, certain defendants, including Willis of Colorado, Inc., (i) removed Rishmague to the Western District of Texas, (ii) notified the JPML of the pendency of this related action and (iii) moved to stay the action pending a determination by the JPML as to whether it should be transferred to the Northern District of Texas for consolidation or coordination with the other Stanford-related actions. On August 8, 2011, the JPML issued a final transfer order for the transfer of Rishmague to the Northern District of Texas, where it is currently pending. The defendants have not yet responded to the complaint in Rishmague.

•
MacArthur v. Winter, et al., Case No. 2013-07840, was filed on February 8, 2013 on behalf of two Stanford investors against Willis Group Holdings plc, Willis of Colorado, Inc., Willis of Texas, Inc. and the same Willis associate, among others, in Texas state court (Harris County). The complaint alleges claims under Texas and Colorado statutory law and Texas common law and seeks actual, special, consequential and treble damages of approximately $4 million and attorneys' fees and costs. The defendants have not yet responded to the complaint in MacArthur.

•
Barbar, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05666CA27, was filed on February 14, 2013 on behalf of 35 Stanford investors against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County). The complaint alleges claims under Florida common law and seeks compensatory damages in excess of $30 million. The defendants have not yet responded to the complaint in Barbar.

•
de Gadala-Maria, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05669CA30, was filed on February 14, 2013 on behalf of 64 Stanford investors against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County). The complaint alleges claims under Florida common law and seeks compensatory damages in excess of $83.5 million. The defendants have not yet responded to the complaint in de Gadala-Maria.

•
Ranni, et ano. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05673CA06, was filed on February 14, 2013 on behalf of two Stanford investors against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County). The complaint alleges claims under Florida common law and seeks compensatory damages in excess of $3 million. The defendants have not yet responded to the complaint in Ranni.

•
Tisminesky, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05676CA09, was filed on February 14, 2013 on behalf of 11 Stanford investors against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County). The complaint alleges claims under Florida common law and seeks compensatory damages in excess of $6.5 million. The defendants have not yet responded to the complaint in Tisminesky.

•
Zacarias, et al. v. Willis Group Holdings Public Limited Company, et al., Case No. 13-05678CA11, was filed on February 14, 2013 on behalf of 10 Stanford investors against Willis Group Holdings plc, Willis Limited and Willis of Colorado, Inc. in Florida state court (Miami-Dade County). The complaint alleges claims under Florida common law and seeks compensatory damages in excess of $12.5 million. The defendants have not yet responded to the complaint in Zacarias.

Additional actions could be brought in the future by other investors in certificates of deposit issued by Stanford and its affiliates. The Company disputes these allegations and intends to defend itself vigorously against these actions. The outcomes of these actions, however, including any losses or other payments that may occur as a result, cannot be predicted at this time.

European Commission Sector Inquiry

In 2006, the European Commission ('EC') issued questionnaires pursuant to its Sector Inquiry (or, in respect of Norway, the European Free Trade Association Surveillance Authority ('EFTAS')), related to insurance business practices, including compensation arrangements for brokers, to at least 150 European brokers including our operations in nine European countries. The Company filed responses to the questionnaires. On September 25, 2007, the EC and EFTAS issued a joint report expressing concerns over potential conflicts of interest in the industry relating to remuneration and binding authorities and also over the nature of the coinsurance market.

The Company cooperated with both the EC and the EFTAS to resolve issues raised in their final joint report regarding coinsurance. In 2012, the EC appointed Ernst & Young to conduct a review of the coinsurance market and Ernst & Young approached one broking firm in each Member State. Three of our European subsidiaries (UK, Spain and the Netherlands) recently either met with Ernst & Young or received questionnaires from them on this matter in 2012. The EC published Ernst & Young's report on February 11, 2013, which described the nature and benefits of the coinsurance and subscription markets. The EC intends to consult further on these findings during 2013 before determining next steps.
Regulatory Investigation
In 2011, we and the UK Financial Services Authority (the 'FSA') announced a settlement for lapses by Willis Limited, our UK brokerage subsidiary, in its implementation and documentation of its controls to counter the risks of improper payments being made to non-FSA authorized overseas third parties engaged to help win business, particularly in high risk jurisdictions.

As a result of a FSA settlement in 2011, we are conducting a further internal review of certain high-risk payments made by our UK subsidiary between 2005 and 2009. We do not believe that this further internal review will result in any material fines or sanctions, but there can be no assurance that any resolution will not have an adverse impact on our ability to conduct our business in certain jurisdictions. While we believe that our current systems and controls are adequate and in accordance with all applicable laws and regulations, we cannot assure that such systems and controls will prevent any violations of applicable laws and regulations.

Accumulated Other Comprehensive Loss, Net of Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
COMPREHENSIVE INCOME

The components of comprehensive income are as follows:

	Three months ended June 30, 2013			Three months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(15)	$—	$(15)	$(49)	$—	$(49)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	1	(2)	(1)	13	(4)	9
Amortization of unrecognized actuarial loss	14	(2)	12	12	(4)	8
Amortization of unrecognized prior service gain	(2)	1	(1)	(2)	1	(1)
	13	(3)	10	23	(7)	16
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	5	(1)	4
Interest rate swap reclassification adjustment	(2)	1	(1)	(5)	1	(4)
Gain on forward exchange contracts (effective element)	(1)	—	(1)	4	(1)	3
Forward exchange contracts reclassification adjustment	1	(1)	—	(2)	—	(2)
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	14	(3)	11	2	(1)	1
Other comprehensive income (loss)	12	(6)	6	(24)	(8)	(32)
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Other comprehensive income (loss) attributable to Willis Group Holdings	$12	$(6)	$6	$(23)	$(8)	$(31)

	Six months ended June 30, 2013			Six months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(89)	$—	$(89)	$(14)	$—	$(14)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	54	(15)	39	(8)	2	(6)
Amortization of unrecognized actuarial loss	27	(5)	22	24	(7)	17
Amortization of unrecognized prior service gain	(3)	1	(2)	(3)	1	(2)
	78	(19)	59	13	(4)	9
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	3	(1)	2
Interest rate swap reclassification adjustment	(3)	1	(2)	(3)	1	(2)
Gain on forward exchange contracts (effective element)	(14)	3	(11)	7	(2)	5
Forward exchange contracts reclassification adjustment	(1)	—	(1)	—	—	—
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	(2)	1	(1)	7	(2)	5
Other comprehensive (loss) income	(13)	(18)	(31)	6	(6)	—
Less: Other comprehensive income attributable to noncontrolling interests	1	—	1	—	—	—
Other comprehensive (loss) income attributable to Willis Group Holdings	$(12)	$(18)	$(30)	$6	$(6)	$—

The components of accumulated other comprehensive loss, net of tax, are as follows:

	Net foreign currency translation adjustment	Pension funding adjustment	Net unrealized gain on derivative instruments	Total
	(millions)
Balance at December 31, 2012	$(34)	$(831)	$15	$(850)
Other comprehensive income before reclassifications	(88)	39	2	(47)
Amounts reclassified from accumulated other comprehensive income	—	20	(3)	17
Net current-period other comprehensive income, net of tax and noncontrolling interests	(88)	59	(1)	(30)
Balance at June 30, 2013	$(122)	$(772)	$14	$(880)

Amounts reclassified out of accumulated other comprehensive income into the statement of operations are as follows:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Three months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(2)	$(5)	Investment income
Foreign exchange contracts	1	(2)	Other operating expenses
	(1)	(7)	Total before tax
Tax	—	1
	$(1)	$(6)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(2)	$(2)	Salaries and benefits
Net actuarial loss	14	12	Salaries and benefits
	12	10	Total before tax
Tax	(1)	(3)
	$11	$7	Net of tax

Total reclassifications for the period	$10	$1

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Six months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(3)	$(3)	Investment income
Foreign exchange contracts	(1)	—	Other operating expenses
	(4)	(3)	Total before tax
Tax	1	1
	$(3)	$(2)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(3)	$(3)	Salaries and benefits
Net actuarial loss	27	24	Salaries and benefits
	24	21	Total before tax
Tax	(4)	(6)
	$20	$15	Net of tax

Total reclassifications for the period	$17	$13

23.	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
The components of other comprehensive income (loss) are as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)
Other comprehensive income:
Foreign currency translation adjustments	$46	$—	$46	$(29)	$—	$(29)	$(8)	$—	$(8)
Unrealized holding gain	—	—	—	—	—	—	2	—	2
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	(31)	9	(22)	8	—	8	26	(9)	17
Net actuarial (loss) gain	(203)	36	(167)	(303)	95	(208)	4	5	9
Prior service gain	—	—	—	10	(3)	7	—	—	—
Amortization of unrecognized actuarial loss	47	(9)	38	34	(9)	25	40	(11)	29
Amortization of unrecognized prior service gain	(6)	1	(5)	(5)	1	(4)	(5)	1	(4)
	(193)	37	(156)	(256)	84	(172)	65	(14)	51
Derivative instruments:
Gain on interest rate swaps (effective element)	3	(1)	2	13	(3)	10	15	(4)	11
Interest rate reclassification adjustment	(5)	1	(4)	(14)	4	(10)	(26)	7	(19)
Gain on forward exchange contracts (effective element)	11	(2)	9	3	(1)	2	—	—	—
Forward exchange contract reclassification adjustment	(4)	1	(3)	(7)	2	(5)	20	(6)	14
	5	(1)	4	(5)	2	(3)	9	(3)	6
Other comprehensive (loss) income	(142)	36	(106)	(290)	86	(204)	68	(17)	51
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1	2	—	2
Other comprehensive (loss) income attributable to Willis Group Holdings	$(142)	$36	$(106)	$(289)	$86	$(203)	$70	$(17)	$53

The components of accumulated other comprehensive loss, net of tax, are as follows:

	December 31,
	2012	2011	2010
	(millions)
Net foreign currency translation adjustment	$(37)	$(83)	$(54)
Pension funding adjustment	(831)	(675)	(503)
Net unrealized gain on derivative instruments	15	11	14
Accumulated other comprehensive loss, net of tax	(853)	(747)	(543)
Less: accumulated other comprehensive loss attributable to noncontrolling interests	3	3	2
Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	$(850)	$(744)	$(541)

Equity and Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY AND NONCONTROLLING INTERESTS
17.    EQUITY AND NONCONTROLLING INTERESTS
The components of stockholders’ equity and noncontrolling interests are as follows:

	June 30, 2013			June 30, 2012
	Willis Group Holdings stockholders	Noncontrolling interests	Total equity	Willis Group Holdings stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at beginning of period	$1,699	$26	$1,725	$2,486	$31	$2,517
Comprehensive income:
Net income	324	6	330	333	9	342
Other comprehensive income, net of tax	(30)	(1)	(31)	—	—	—
Comprehensive income	294	5	299	333	9	342
Dividends	(98)	(8)	(106)	(94)	(11)	(105)
Additional paid-in capital	86	—	86	39	—	39
Repurchase of shares (i)	—	—	—	(56)	—	(56)
Additional noncontrolling interests	—	—	—	2	1	3
Purchase of subsidiary shares from noncontrolling interests	(4)	—	(4)	(23)	(6)	(29)
Balance at end of period	$1,977	$23	$2,000	$2,687	$24	$2,711
 _________________________________

(i)	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.
The effects on equity of changes in Willis Group Holdings ownership interest in its subsidiaries are as follows:

	June 30, 2013	June 30, 2012
	(millions)
Net income attributable to Willis Group Holdings	$324	$333
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings paid-in capital for purchase of noncontrolling interests	(4)	(23)
Increase in Willis Group Holdings paid-in capital for sale of noncontrolling interests	—	2
Net transfers to noncontrolling interests	(4)	(21)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests	$320	$312

24.	EQUITY AND NONCONTROLLING INTEREST
The components of equity and noncontrolling interests are as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at January 1,	$2,486	$31	$2,517	$2,577	$31	$2,608	$2,180	$49	$2,229
Comprehensive income:
Net (loss) income	(446)	13	(433)	204	16	220	455	15	470
Other comprehensive (loss) income, net of tax	(106)	—	(106)	(203)	(1)	(204)	53	(2)	51
Comprehensive (loss) income	(552)	13	(539)	1	15	16	508	13	521
Dividends	(187)	(11)	(198)	(180)	(15)	(195)	(178)	(26)	(204)
Additional paid-in capital	81	—	81	88	—	88	67	—	67
Repurchase of shares (i)	(100)	—	(100)	—	—	—	—	—	—
Purchase of subsidiary shares from noncontrolling interests	(31)	(8)	(39)	—	—	—	—	(5)	(5)
Additional noncontrolling interests	2	1	3	—	—	—	—	—	—
Balance at December 31,	$1,699	$26	$1,725	$2,486	$31	$2,517	$2,577	$31	$2,608

_________________________________

(i)	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.

The effects on equity of changes in Willis Group Holdings, ownership interest in its subsidiaries are as follows:

	Years ended December 31,
	2012	2011	2010
		(millions)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest	(31)	—	(19)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest	2	—	—
Net transfers from noncontrolling interest	(29)	—	(19)
Change from net (loss) income attributable to Willis Group Holdings and transfers from noncontrolling interests	$(475)	$204	$436

Supplemental Disclosures of Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Six months ended June 30,
	2013	2012
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$26	$21
Cash payments for interest	59	57
Acquisitions:
Fair value of assets acquired	$46	$—
Less: Liabilities assumed	(30)	—
Net assets acquired, net of cash acquired	$16	$—

25.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Years Ended December 31,
	2012	2011	2010
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$63	$15	$99
Cash payments for interest	118	128	163
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs	$—	$(23)	$—
Assets acquired under capital leases	2	—	23
Deferred payments on acquisitions of subsidiaries	4	6	—
Deferred payments on acquisitions of noncontrolling interests	—	—	13
Acquisitions:
Fair value of assets acquired	$23	$6	$12
Less:
Liabilities assumed	(3)	(3)	(18)
Cash acquired	—	(3)	—
Net assets (liabilities assumed) acquired, net of cash acquired	$20	$—	$(6)

Derivative Financial Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair Value of Derivative Financial Instruments
In addition to the note below, see Note 9 — ‘Fair Value Measurement’ for information about the fair value hierarchy of derivatives.
Primary Risks Managed by Derivative Financial Instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s board of directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company receives cash for premiums and claims which it deposits in short-term investments denominated in US dollars and other currencies. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.
In order to manage interest rate risk arising from these financial assets, the Company entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest denominated in the various currencies related to the short-term investments. The use of interest rate contracts essentially converted groups of short-term variable rate investments to fixed rate investments. The fair value of these contracts was recorded in other assets and other liabilities. For contracts that qualified as cash flow hedges for accounting purposes, the effective portions of changes in fair value were recorded as a component of other comprehensive income, to the extent that the hedge relationships were highly effective.
From the fourth quarter of 2011, the Company stopped entering into any new hedging transactions relating to interest rate risk from investments, given the flat yield curve environment at that time. Further to this, during second quarter 2012, the Company closed out its legacy position for these interest rate swap contracts.

The fair value of these swaps at the close out date was $16 million, representing a cash settlement amount on termination. In connection with the terminated swaps, the Company retained a gain of $15 million in other comprehensive income as the forecasted short-term investment transactions in relation to which the swaps qualified as cash flow hedges were still considered probable. These amounts are reclassified into earnings consistent with when the forecasted swap transactions affect earnings. We expect approximately $5 million of the gain to be recognized in the consolidated statement of operations in 2013 including $3 million already recognized in the six months ended June 30, 2013.
At June 30, 2013, the Company had no derivative financial instruments that were designated as cash flow hedges of interest rate risk on investments.
Interest Rate Risk — Interest Expense
The Company's operations are financed principally by $2,050 million fixed rate senior notes and $281 million under a 5-year term loan facility. The Company also has access to $522 million under three revolving credit facilities.
The 5-year term loan facility bears interest at LIBOR plus 1.50%. As of June 30, 2013, $nil was drawn on the $500 million revolving credit facility. Drawings under that facility bear interest at LIBOR plus 1.50%. These margins apply while the Company’s debt rating remains BBB-/Baa3. Should the Company’s debt rating change, then the margin will change in accordance with the credit facilities agreements. The fixed rate senior notes bear interest at various rates as detailed in Note 14 — ‘Debt’.
During the three months ended March 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. The Company had previously designated and accounted for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015 until the first quarter of 2013 at which point these swaps, although remaining as economic hedges, no longer qualified for hedge accounting. The fair value of the interest rate swaps continues to be included within other assets and the fair value of the hedged element of the senior notes previously recognized within long-term debt will be amortized through interest expense over the period to maturity.
To hedge against the potential variability in benchmark interest rates ahead of future debt financing transactions, during the quarter ended June 30, 2013 the Company entered into two short-term treasury locks, having an aggregate notional amount of $440 million. Both treasury locks were designated as being in cash flow hedging relationships.
The treasury lock contracts are recorded at fair value in other assets and other liabilities; to the extent that the hedges are highly effective and qualify for hedge accounting, a gain or loss will be recognized as a component of other comprehensive income; any ineffectiveness will be recognized within interest expense.
Any gain or loss accumulated in other comprehensive income, will be amortized as an adjustment to interest expense over the life of the corresponding debt, when issued.
Foreign Currency Risk
The Company’s primary foreign exchange risks arise:

•
from changes in the exchange rate between US dollars and Pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in Pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.
The foreign exchange risks in its London market operations are hedged as follows:

•
to the extent that forecast Pounds sterling expenses exceed Pounds sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
to the extent the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income while changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At June 30, 2013 and December 31, 2012, the Company’s foreign currency contracts were all designated as hedging instruments except those relating to short-term cash flows and hedges of certain intercompany loans.

The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	Sell	Fair value
	(millions)
US dollar	$205	$(13)
Euro	87	2
Japanese yen	38	4

In addition to forward exchange contracts we undertake short-term foreign exchange swaps for liquidity purposes. These are not designated as hedges and do not qualify for hedge accounting. The fair values at June 30, 2013 and December 31, 2012 were immaterial.

During the six months ended June 30, 2013, the Company entered into a number of foreign currency transactions in order to hedge certain intercompany loans.  These derivatives were not designated as hedging instruments and were for a total notional amount of $123 million (December 31, 2012: $63 million).  In respect of these transactions, an immaterial amount has been recognized as an asset within other current assets and a nominal gain has been recognized in other operating expenses for the period.
Derivative Financial Instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Forward exchange contracts	Other assets	$7	$9
Interest rate swaps (fair value hedges)	Other assets	—	22
Treasury locks (cash flow hedges)	Other assets	17	—
Total derivatives designated as hedging instruments		$24	$31
Liabilities:
Forward exchange contracts	Other liabilities	$14	$—
Treasury locks (cash flow hedges)	Other liabilities	—	—
Total derivatives designated as hedging instruments		$14	$—

The table below presents the fair value of the Company’s derivative financial instruments that are no longer in a hedging relationship and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments no longer designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Interest rate swaps	Other assets	$19	$—

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for the three and six months ended June 30, 2013 and 2012:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Three months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(2)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(1)	Other operating expenses	1	Interest expense	—
Total	$15		$(1)		$1
Three months ended June 30, 2012
Interest rate swaps	$5	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	4	Other operating expenses	(2)	Interest expense	(1)
Total	$9		$(7)		$(1)
Six months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(3)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(14)	Other operating expenses	(1)	Interest expense	—
Total	$2		$(4)		$1
Six months ended June 30, 2012
Interest rate swaps	$3	Investment income	$(3)	Other operating expenses	$—
Forward exchange contracts	7	Other operating expenses	—	Interest expense	—
Total	$10		$(3)		$—
 ____________________
Amounts above shown gross of tax.
(i) Other Comprehensive Income

For interest rate swaps, all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts, only the changes in fair value resulting from movements in the spot exchange rates are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At June 30, 2013, the Company estimates there will be $3 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months as the forecasted transactions affect earnings.
Fair Value Hedges
The Company had previously designated and accounted for interest rate swaps as fair value hedges against its $350 million 5.625% senior notes due 2015 until the first quarter of 2013 at which point these swaps, although remaining as economic hedges, no longer qualified for hedge accounting.
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The table below presents the effects of derivative financial instruments no longer in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative no longer in fair value hedging relationships	Hedged item no longer in fair value hedging relationship	(Loss) gain recognized for derivative	Amortization of prior loss recognized on hedged item	Net (loss) gain recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(2)	$(1)
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(4)	$1
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—

Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company's concentrations of credit as of June 30, 2013.

26.	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of derivative financial instruments
In addition to the note below, see Note 27 - Fair Value Measurements for information about the fair value hierarchy of derivatives.
Primary risks managed by derivative financial instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s board of directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company receives cash for premiums and claims which it deposits in short-term investments denominated in US dollars and other currencies. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.

In order to manage interest rate risk arising from these financial assets, the Company entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest denominated in the various currencies related to the short-term investments. The use of interest rate contracts essentially converted groups of short-term variable rate investments to fixed rate investments. The fair value of these contracts was recorded in other assets and other liabilities. For contracts that qualified as cash flow hedges for accounting purposes, the effective portions of changes in fair value were recorded as a component of other comprehensive income, to the extent that the hedge relationships were highly effective.
From the fourth quarter of 2011, the Company stopped entering into any new hedging transactions relating to interest rate risk from investments, given the flat yield curve environment at that time. Further to this, during second quarter 2012, the Company closed out its legacy position for these interest rate swap contracts.
The fair value of these swaps at the close out date was $16 million, representing a cash settlement amount on termination. In connection with the terminated swaps, the Company retained a gain of $15 million in other comprehensive income as the forecasted short-term investment transactions in relation to which the swaps qualified as cash flow hedges are still considered probable. These amounts will be reclassified into earnings consistent with when the forecasted transactions affect earnings. We expect approximately $5 million of the gain to be recognized in the income statement in 2013.
At December 31, 2012 and 2011, the Company had the following derivative financial instruments that were designated as cash flow hedges of interest rate risk:

		December 31,
		Notional	Termination	Weighted Average Interest Rates
		Amount (i)	Dates	Receive	Pay
		(millions)		%	%
2012
US dollar	Receive fixed-pay variable	$—	—	—	—
Pounds sterling	Receive fixed-pay variable	—	—	—	—
Euro	Receive fixed-pay variable	—	—	—	—
2011
US dollar	Receive fixed-pay variable	$740	2012-2015	2.20	0.88
Pounds sterling	Receive fixed-pay variable	241	2012-2015	3.00	1.35
Euro	Receive fixed-pay variable	143	2012-2015	2.31	1.33

_________________________________

(i)	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

Interest Rate Risk — Interest Expense
The Company’s operations are financed principally by $2,050 million fixed rate senior notes and $289 million under a 5-year term loan facility.
During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. At the year end the weighted average fixed rate was 2.71% and variable rate was 0.75% . The Company has designated and accounts for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015. The fair values of the interest rate swaps are included within other assets or other liabilities and the fair value of the hedged element of the senior notes is included within long-term debt.
The Company also has access to $522 million under three revolving credit facilities; as of December 31, 2012 $nil was drawn on these facilities. The 5-year term loan facility bears interest at LIBOR plus 1.50%. Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50%. These margins apply while the Company’s debt rating remains BBB-/Baa3. Should the Company’s debt rating change, then the margin will change in accordance with the credit facilities agreements.
At December 31, 2012 and 2011, the Company’s interest rate swaps were all designated as hedging instruments.

Foreign Currency Risk
The Company’s primary foreign exchange risks arise:

•
from changes in the exchange rate between US dollars and pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.

The foreign exchange risks in its London market operations are hedged as follows:

•
to the extent that forecast pound sterling expenses exceed pound sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
to the extent the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income whilst changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At December 31, 2012 and 2011, the Company’s foreign currency contracts were all designated as hedging instruments except for those relating to short-term cash flows and hedges of certain intercompany loans.
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	December 31,
	Sell 2012(i)	Sell 2011
	(millions)
US dollar	$255	$235
Euro	55	129
Japanese yen	32	50

_________________________________

(i)	Forward exchange contracts range in maturity from 2013 to 2014.

In addition to forward exchange contracts we undertake short-term foreign exchange swaps for liquidity purposes, these are not designated as hedges and do not qualify for hedge accounting. Both the fair value and the year to date gain/loss at December 31, 2012 and 2011 were immaterial.

During the year ended December 31, 2012, the Company entered into foreign currency hedges of certain intercompany loan balances.  These derivatives were not designated as hedging instruments and were for a total notional amount of $63 million, principally representing pound sterling sales.  In respect of these transactions, a nominal amount has been recognized as an asset within other current assets and a nominal gain has been recognized in income within other operating expenses for 2012.
Derivative financial instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at December 31:

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2012	2011
		(millions)
Assets:
Interest rate swaps (cash flow hedges)	Other assets	$—	$15
Interest rate swaps (fair value hedges)	Other assets	22	26
Forward exchange contracts	Other assets	9	11
Total derivatives designated as hedging instruments		$31	$52
Liabilities:
Interest rate swaps (cash flow hedges)	Other liabilities	$—	$—
Forward exchange contracts	Other liabilities	—	11
Total derivatives designated as hedging instruments		$—	$11

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for years ended December 31, 2012 and 2011:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	11	Other operating expenses	(4)	Interest expense	1
Total	$14		$(9)		$1
Year Ended December 31, 2011
Interest rate swaps	$13	Investment income	$(14)	Other operating expenses	$—
Forward exchange contracts	3	Other operating expenses	(7)	Interest expense	(2)
Total	$16		$(21)		$(2)
Year Ended December 31, 2010
Interest rate swaps	$15	Investment income	$(26)	Other operating expenses	$—
Forward exchange contracts	—	Other operating expenses	20	Interest expense	—
Total	$15		$(6)		$—

_________________________________
Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.

For interest rate swaps all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts only the changes in fair value resulting from movements in the spot exchange rate are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At December 31, 2012 the Company estimates there will be $13 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months.
Fair Value Hedges
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

Derivatives in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Year Ended December 31, 2012
Interest rate swaps	5.625% senior notes due 2015	$(3)	$2	$1
Year Ended December 31, 2011
Interest rate swaps	5.625% senior notes due 2015	$7	$(8)	$1
Year Ended December 31, 2010
Interest rate swaps	5.625% senior notes due 2015	$14	$(12)	$2

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk; however, it is the Company's policy to enter into master netting arrangements with counterparties as practical.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company's concentrations of credit as of December 31, 2012.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENT
The Company has categorized its assets and liabilities that are measured at fair value on a recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

•	Long-term debt excluding the fair value hedge - Fair values are based on quoted market values and so classified as Level 1 measurements.

•
Derivative financial instruments - Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates.

Recurring basis

The following table presents, for each of the fair value hierarchy levels, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$503	$—	$—	$503
Fiduciary funds (included within Fiduciary assets)	1,950	—	—	1,950
Derivative financial instruments	—	43	—	43
Total assets	$2,453	$43	$—	$2,496

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt (i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18
____________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	June 30, 2013		December 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	(millions)
Assets:
Derivative financial instruments	$43	$43	$31	$31
Liabilities:
Short-term debt	$17	$17	$15	$15
Long-term debt	2,326	2,509	2,338	2,576
Derivative financial instruments	14	14	—	—

27.	FAIR VALUE MEASUREMENTS

The Company has categorized its assets and liabilities that are measured at fair value on a recurring and non-recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

Long-term debt excluding the fair value hedge-Fair values are based on quoted market values and so classified as Level 1 measurements.

Derivative financial instruments-Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates.

Recurring basis

The following table presents, for each of the fair-value hierarchy levels, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt(i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18

_________________________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

	December 31, 2011
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$436	$—	$—	$436
Fiduciary funds (included within Fiduciary assets)	1,688	—	—	1,688
Derivative financial instruments	—	52	—	52
Total assets	$2,124	$52	$—	$2,176
Liabilities at fair value:
Derivative financial instruments	$—	$11	$—	$11
Changes in fair value of hedged debt(i)	—	20	—	20
Total liabilities	$—	$31	$—	$31

_________________________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	December 31,
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Derivative financial instruments	$31	$31	$52	$52
Liabilities:
Short-term debt	$15	$15	$15	$15
Long-term debt	2,338	2,576	2,354	2,499
Derivative financial instruments	—	—	11	11

Non-recurring basis

The remeasurement of goodwill is classified as non-recurring level 3 fair value assessment due to the significance of unobservable inputs developed using company-specific information. The Company recognized an impairment charge in its North America reporting unit during 2012. The pre-tax impairment charge of $492 million was recognized as a result of the Company's annual goodwill impairment testing performed as of October 1, 2012, which reduced the carrying value of the North America reporting unit goodwill as of that date of $1,782 million to its implied fair value of $1,290 million.

The Company used the income approach to measure the fair value of the North America reporting unit which involves calculating the fair value of a reporting unit based on the present value of the estimated future cash flows. Cash flow projections were based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions and the uncertainty related to the business's ability to execute on the projected cash flows. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with the market participant expectations of characteristics of the individual reporting units. The unobservable inputs used to fair value this reporting unit include projected revenue growth rates, profitability and the market participant assumptions within the discount rate.

The inputs used to measure the fair value of the intangibles assets of the North America reporting unit in step two of the impairment test were largely unobservable, and accordingly, are also classified as Level 3. The fair value was estimated using a multiple period excess earnings method, which is based on management's cash flow projections of revenue growth rates, operating margins and expected customer attrition, taking into consideration industry and market conditions. The discount rate used in the fair value calculations for the intangibles was based on a weighted average cost of capital adjusted for the relevant risk associated with those assets. The unobservable inputs used in these valuations include projected revenue growth rates, and the market participant assumptions within the discount rate. For more information on this impairment measured as a nonrecurring fair value adjustment, see Note 13 - Goodwill.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
During the periods presented, the Company operated through three segments: Global, North America and International. Global provides specialist brokerage and consulting services to clients worldwide for specific industrial and commercial activities and is organized by specialism. North America and International predominantly comprise our retail operations which provide services to small, medium and large corporations, accessing Global’s specialist expertise when required.
The Company evaluates the performance of its segments based on organic commissions and fees growth and operating income. For internal reporting and segmental reporting, the following items for which segmental management are not held accountable are excluded from segmental expenses:

(i)
foreign exchange hedging activities, foreign exchange movements on the UK pension plan asset, foreign exchange gains and losses from currency purchases and sales, and foreign exchange movements on internal exposures;

(ii)	amortization of intangible assets;

(iii)	write-off of uncollectible accounts receivable balance and associated legal fees and insurance recoveries arising in Chicago due to fraudulent overstatement of commissions and fees; and

(iv)	costs associated with the Expense Reduction Initiative.
The accounting policies of the segments are consistent with those described in Note 2 — ‘Basis of Presentation and Significant Accounting Policies’ to the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. There are no inter-segment revenues, with segments operating on a revenue-sharing basis equivalent to that used when sharing business with other third-party brokers.
Selected information regarding the Company’s segments is as follows:

	Three months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$305	$1	$—	$306	$7	$106	$—
North America	333	—	2	335	9	57	—
International	247	2	—	249	5	27	(3)
Total Retail	580	2	2	584	14	84	(3)
Total Segments	885	3	2	890	21	190	(3)
Corporate and Other (i)	—	—	—	—	14	(19)	—
Total Consolidated	$885	$3	$2	$890	$35	$171	$(3)

	Three months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$282	$1	$—	$283	$6	$94	$—
North America	314	1	—	315	8	48	—
International	241	3	—	244	5	40	(1)
Total Retail	555	4	—	559	13	88	(1)
Total Segments	837	5	—	842	19	182	(1)
Corporate and Other (i)	—	—	—	—	15	(3)	—
Total Consolidated	$837	$5	$—	$842	$34	$179	$(1)
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Three months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(14)	$(15)
Foreign exchange gain on the UK pension plan asset	1	(2)
Insurance recovery (a)	—	5
Other	(6)	9
Total Corporate and Other	$(19)	$(3)
 _________________________________

(a)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

	Six months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$688	$2	$—	$690	$14	$277	$—
North America	696	1	3	700	18	146	—
International	547	4	—	551	10	113	12
Total Retail	1,243	5	3	1,251	28	259	12
Total Segments	1,931	7	3	1,941	42	536	12
Corporate and Other (i)	—	—	—	—	33	(78)	—
Total Consolidated	$1,931	$7	$3	$1,941	$75	$458	$12

	Six months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$652	$3	$—	$655	$13	$273	$—
North America	660	1	3	664	16	130	—
International	530	6	—	536	9	121	14
Total Retail	1,190	7	3	1,200	25	251	14
Total Segments	1,842	10	3	1,855	38	524	14
Corporate and Other (i)	—	—	—	—	30	(28)	—
Total Consolidated	$1,842	$10	$3	$1,855	$68	$496	$14
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Six months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(28)	$(30)
Foreign exchange hedging	—	2
Foreign exchange gain on the UK pension plan asset	1	(1)
Write-off of uncollectible accounts receivable balance in Chicago and associated legal fees (a)	—	(13)
Expense reduction initiative (b)	(46)	—
Insurance recovery (c)	—	5
Other	(5)	9
Total Corporate and Other	$(78)	$(28)
 _________________________________

(a)	Write-off of uncollectible accounts receivable balance in relation to a previously disclosed fraudulent overstatement of Commissions and fees.

(b)	Charge related to the assessment of the Company's organizational design.

(c)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

The following table reconciles total consolidated operating income, as disclosed in the segment tables above, to consolidated income before income taxes and interest in earnings of associates:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions)
Total consolidated operating income	$171	$179	$458	$496
Interest expense	(32)	(33)	(63)	(65)
Income before income taxes and interest in earnings of associates	$139	$146	$395	$431

28.	SEGMENT INFORMATION
During the periods presented, the Company operated through three segments: Global, North America and International. Global provides specialist brokerage and consulting services to clients worldwide for specific industrial and commercial activities and is organized by specialism. North America and International predominantly comprise our retail operations which provide services to small, medium and large corporations, accessing Global’s specialist expertise when required.
The Company evaluates the performance of its segments based on organic commissions and fees growth and operating income. For internal reporting and segmental reporting, the following items for which segmental management are not held accountable are excluded from segmental expenses:

(i)	costs of the holding company;

(ii)	foreign exchange loss from the devaluation of the Venezuelan currency;

(iii)
foreign exchange hedging activities, foreign exchange movements on the UK pension plan asset, foreign exchange gains and losses from currency purchases and sales, and foreign exchange movements on internal exposures;

(iv)	amortization of intangible assets;

(v)	gains and losses on the disposal of operations;

(vi)	significant legal and regulatory settlements which are managed centrally;

(vii)	costs associated with the 2011 Operational Review;

(viii)	write-off of uncollectible accounts receivable balance and associated legal fees arising in Chicago due to fraudulent overstatement of commissions and fees;

(ix)	additional accrual recognized following the change in remuneration policy;

(x)	write-off of unamortized cash retention awards following decision to eliminate repayment requirement on past awards; and

(xi)	goodwill impairment charge.
The accounting policies of the segments are consistent with those described in Note 2 — 'Basis of Presentation and Significant Accounting Policies'. There are no inter-segment revenues, with segments operating on a revenue-sharing basis equivalent to that used when sharing business with other third-party brokers.
Selected information regarding the Company’s segments is as follows:

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)	Interest in earnings of associates, net of tax
				(millions)
Year Ended December 31, 2012
Global	$1,124	$5	$—	$1,129	$27	$372	$—
North America	1,306	3	4	1,313	31	240	—
International	1,028	10	—	1,038	21	183	5
Total Retail	2,334	13	4	2,351	52	423	5
Total Operating Segments	3,458	18	4	3,480	79	795	5
Corporate and Other(i)	—	—	—	—	59	(1,004)	—
Total Consolidated	$3,458	$18	$4	$3,480	$138	$(209)	$5
Year Ended December 31, 2011
Global	$1,073	$9	$—	$1,082	$23	$352	$—
North America	1,314	7	2	1,323	28	271	—
International	1,027	15	—	1,042	18	221	12
Total Retail	2,341	22	2	2,365	46	492	12
Total Operating Segments	3,414	31	2	3,447	69	844	12
Corporate and Other(i)	—	—	—	—	73	(278)	—
Total Consolidated	$3,414	$31	$2	$3,447	$142	$566	$12
Year Ended December 31, 2010
Global	$987	$9	$—	$996	$18	$320	$—
North America	1,369	15	1	1,385	23	320	—
International	937	14	—	951	22	226	23
Total Retail	2,306	29	1	2,336	45	546	23
Total Operating Segments	3,293	38	1	3,332	63	866	23
Corporate and Other(i)	—	—	—	—	82	(113)	—
Total Consolidated	$3,293	$38	$1	$3,332	$145	$753	$23

_________________________________

(i)	See the following table for an analysis of the ‘Corporate and other’ line.

	Years ended December 31,
	2012	2011	2010
	(millions)
Amortization of intangible assets	$(59)	$(68)	$(82)
Additional incentive accrual for change in remuneration policy (a)	(252)	—	—
Write-off of unamortized cash retention awards debtor (b)	(200)	—	—
Goodwill impairment charge (c)	(492)	—	—
India joint venture settlement (d)	(11)	—	—
Insurance recovery (e)	10	—	—
Write-off of uncollectible accounts receivable balance in Chicago (f)	(13)	(22)	—
Net gain (loss) on disposal of operations (d)	(3)	4	(2)
Foreign exchange hedging	8	5	(16)
Foreign exchange gain (loss) on the UK pension plan asset	(1)	—	3
2011 Operational Review	—	(180)	—
FSA regulatory settlement	—	(11)	—
Venezuela currency devaluation	—	—	(12)
Other(g)	9	(6)	(4)
Total Corporate and Other	$(1,004)	$(278)	$(113)

_________________________________

(a)	Additional incentive accrual recognized following the replacement of annual incentive awards with annual cash bonuses which will not feature a repayment requirement.

(b)	Write-off of unamortized cash retention awards following decision to eliminate the repayment requirement on past awards.

(c)	Non-cash charge recognized related to the impairment of the carrying value of the North America reporting unit's goodwill.

(d)
$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.

(e)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.

(f)
In early 2012 the Company identified an uncollectible accounts receivable balance of approximately $28 million in Chicago due to fraudulent overstatements of Commissions and fees.  For the year ended December 31, 2011, the Company recorded an estimate of the misstatement of Commissions and fees from prior periods by recognizing in the fourth quarter of 2011 a $22 million charge to Other operating expenses to write off the uncollectible receivable at January 1, 2011.

The Company concluded its internal investigation into these matters in the three months ended March 31, 2012 and identified an additional $12 million in fraudulent overstatement of Commissions and fees, and has corrected the additional misstatement by recognizing a $13 million charge (including legal expenses) to Other operating expenses in the first quarter of 2012. The above amount represents the additional charge taken.

(g)	Other includes $7 million (2011: $12 million, 2010: $7 million) from the release of funds and reserves related to potential legal liabilities.
The following table reconciles total consolidated operating income, as disclosed in the operating segment tables above, to consolidated income from continuing operations before income taxes and interest in earnings of associates.

	Years ended December 31,
	2012	2011	2010
	(millions)
Total consolidated operating income	$(209)	$566	$753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—
Interest expense	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

The Company does not currently provide asset information by reportable segment as it does not routinely evaluate the total asset position by segment, and as such, no segmental analysis of assets has been disclosed. Segments are evaluated on organic commissions and fees growth and operating margin.
Segment revenue by product is as follows:

	Years ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
	Global			North America			International			Total
	(millions)
Commissions and fees:
Retail insurance services	$—	$—	$—	$1,306	$1,314	$1,369	$1,028	$1,027	$937	$2,334	$2,341	$2,306
Specialty insurance services	1,124	1,073	987	—	—	—	—	—	—	1,124	1,073	987
Total commissions and fees	1,124	1,073	987	1,306	1,314	1,369	1,028	1,027	937	3,458	3,414	3,293
Investment income	5	9	9	3	7	15	10	15	14	18	31	38
Other income	—	—	—	4	2	1	—	—	—	4	2	1
Total Revenues	$1,129	$1,082	$996	$1,313	$1,323	$1,385	$1,038	$1,042	$951	$3,480	$3,447	$3,332

None of the Company’s customers represented more than 10 percent of the Company’s consolidated commissions and fees for the years ended December 31, 2012, 2011 and 2010.
Information regarding the Company’s geographic locations is as follows:

	Years Ended December 31,
	2012	2011	2010
	(millions)
Commissions and fees(i)
UK	$980	$963	$902
US	1,484	1,461	1,503
Other(ii)	994	990	888
Total	$3,458	$3,414	$3,293

	December 31,
	2012	2011
	(millions)
Fixed assets
UK	$218	$171
US	207	194
Other(ii)	43	41
Total	$468	$406

_________________________________

(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.

Subsidiary Undertakings	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
SUBSIDIARY UNDERTAKINGS

29.	SUBSIDIARY UNDERTAKINGS
The Company has investments in the following subsidiary undertakings which principally affect the net income or net assets of the Group.
A full list of the Group’s subsidiary undertakings is included within the Company’s annual return.

Subsidiary name	Country of registration	Class of share	Percentage ownership
Holding companies
TAI Limited	England and Wales	Ordinary shares	100%
Trinity Acquisition plc	England and Wales	Ordinary shares	100%
Willis Faber Limited	England and Wales	Ordinary shares	100%
Willis Group Limited	England and Wales	Ordinary shares	100%
Willis Investment UK Holdings Limited	England and Wales	Ordinary shares	100%
Willis Netherlands Holdings B.V.	Netherlands	Ordinary shares	100%
Willis Europe B.V.	England and Wales	Ordinary shares	100%
Insurance broking companies
Willis HRH, Inc.	USA	Common shares	100%
Willis Limited	England and Wales	Ordinary shares	100%
Willis North America, Inc.	USA	Common shares	100%
Willis Re, Inc.	USA	Common shares	100%

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) has $350 million senior notes outstanding that were issued on July 1, 2005. Willis North America issued an additional $600 million of senior notes on March 28, 2007 and $300 million of senior notes on September 29, 2009.
All direct obligations under the senior notes were jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited, collectively the ‘Other Guarantors’, and with Willis Group Holdings, the ‘Guarantor Companies’.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the unaudited condensed consolidating balance sheets as of June 30, 2013 of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the unaudited condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column as of June 30, 2013 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	—	(22)	(506)	—	(529)
Other operating expenses	(1)	(26)	(42)	(142)	56	(155)
Depreciation expense	—	(1)	(7)	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(27)	(71)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(24)	(71)	216	52	171
Investment income from Group undertakings	—	88	73	5	(166)	—
Interest expense	(10)	(50)	(36)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	14	(34)	133	38	139
Income taxes	—	5	—	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	19	(34)	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	93	48	—	(258)	—
NET INCOME	105	112	14	88	(212)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$14	$86	$(212)	$105

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$16	$80	$(212)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$16	$78	$(212)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(2)	(33)	(87)	3	(129)
Depreciation expense	—	(1)	(4)	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(3)	(43)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	—	(43)	221	11	179
Investment income from Group undertakings	—	93	66	19	(178)	—
Interest expense	(10)	(64)	(37)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	29	(14)	167	(16)	146
Income taxes	5	1	5	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	30	(9)	126	(22)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	92	18	—	(233)	—
INCOME FROM CONTINUING OPERATIONS	108	122	9	123	(253)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	9	124	(253)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$9	$122	$(253)	$108

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$12	$79	$(184)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$12	$78	$(184)	$77

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,931	$—	$1,931
Investment income	—	6	—	7	(6)	7
Other income	—	—	—	(183)	186	3
Total revenues	—	6	—	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	—	(45)	(1,051)	—	(1,097)
Other operating expenses	(5)	(31)	(85)	(246)	56	(311)
Depreciation expense	—	(1)	(11)	(35)	—	(47)
Amortization of intangible assets	—	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(6)	(32)	(141)	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(26)	(141)	394	237	458
Investment income from Group undertakings	—	172	135	48	(355)	—
Interest expense	(21)	(99)	(66)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	47	(72)	269	178	395
Income taxes	—	6	—	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	53	(72)	182	182	318
Interest in earnings of associates, net of tax	—	—	—	8	4	12
Equity account for subsidiaries	351	295	122	—	(768)	—
NET INCOME	324	348	50	190	(582)	330
Less: Net income attributable to noncontrolling interests	—	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$50	$184	$(582)	$324

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$54	$143	$(510)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$54	$138	$(510)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,842	$—	$1,842
Investment income	—	6	—	10	(6)	10
Other income	—	—	—	96	(93)	3
Total revenues	—	6	—	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	—	(22)	(983)	—	(1,006)
Other operating expenses	(7)	1	(55)	(228)	4	(285)
Depreciation expense	—	(1)	(7)	(30)	—	(38)
Amortization of intangible assets	—	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	—	(23)	23	—
Total expenses	(8)	—	(84)	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	6	(84)	648	(66)	496
Investment income from Group undertakings	—	186	130	14	(330)	—
Interest expense	(21)	(127)	(74)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	65	(28)	520	(97)	431
Income taxes	7	3	10	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	68	(18)	403	(104)	327
Interest in earnings of associates, net of tax	—	—	—	10	4	14
Equity account for subsidiaries	355	285	53	—	(693)	—
INCOME FROM CONTINUING OPERATIONS	333	353	35	413	(793)	341
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	333	353	35	414	(793)	342
Less: Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$35	$405	$(793)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$39	$430	$(814)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$39	$421	$(814)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	—	2	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	91	25	263	(173)	207
Total current assets	2	96	27	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,763	646	3,807	(6,001)	—
Amounts owed by (to) Group undertakings	4,047	(3,926)	653	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	12	57	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	138	34	165	(136)	205
Total non-current assets	4	150	91	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	—	15	397	(1)	414
Income taxes payable	—	34	—	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	—	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	—	49	277	(30)	358
Total current liabilities	66	53	64	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	266	1,264	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	5	6	361	(1)	371
Total non-current liabilities	795	271	1,270	874	(37)	3,173
TOTAL LIABILITIES	$861	$324	$1,334	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	83	5,549	(4,391)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	83	5,572	(4,391)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
 Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$41	$(25)	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	2	6	—	8
Additions to fixed assets	—	(1)	(8)	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(1)	(6)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	(8)	—	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	(27)	31	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(35)	31	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$59	$35	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(5)	(7)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(5)	(7)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	—	50
Repayments of debt	—	(5)	—	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(99)	(191)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	—	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(54)	(191)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407
FINANCIAL INFORMATION FOR ISSUER, PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Trinity Acquisition plc may offer debt securities pursuant to an effective shelf registration on Form S-3. Debt securities offered('Trinity Acquisition Debt Securities'), if issued, will be guaranteed by the Company and certain of its subsidiaries. Therefore Trinity Acquisition plc is providing condensed consolidating financial information below. If Trinity Acquisition plc issues debt securities, the following 100 percent directly or indirectly owned subsidiaries of the parent could fully and unconditionally guarantee the debt securities on a joint and several basis: Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited, TA I Limited, Willis Group Limited and Willis North America, Inc..
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by the Company and Willis North America (the ‘Willis North America Debt Securities’) in that Trinity Acquisition plc is the issuer and not a subsidiary guarantor, and Willis North America, Inc. is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)
the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent. Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited and TA I Limited are all direct or indirect parents of the issuer and Willis Group Limited and Willis North America Inc., are 100 percent directly or indirectly owned subsidiaries or the issuer;

(iii)	Trinity Acquisition plc, which is the issuer and is a 100 percent indirectly owned subsidiary of the parent;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Willis North America, TA I Limited and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	—	(506)	—	(529)
Other operating expenses	(1)	(68)	—	(142)	56	(155)
Depreciation expense	—	(8)	—	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(98)	—	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	—	216	52	171
Investment income from Group undertakings	—	145	16	5	(166)	—
Interest expense	(10)	(77)	(9)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(27)	7	133	38	139
Income taxes	—	7	(2)	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	5	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	132	92	—	(341)	—
NET INCOME	105	112	97	88	(295)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$97	$86	$(295)	$105

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$103	$80	$(299)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$103	$78	$(299)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	—	(494)	—	(500)
Other operating expenses	(10)	(35)	—	(87)	3	(129)
Depreciation expense	—	(5)	—	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(46)	—	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	—	221	11	179
Investment income from Group undertakings	—	144	18	19	(181)	—
Interest expense	(10)	(93)	(8)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	8	10	167	(19)	146
Income taxes	5	9	(3)	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	17	7	126	(25)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	105	103	—	(331)	—
INCOME FROM CONTINUING OPERATIONS	108	122	110	123	(354)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	110	124	(354)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$110	$122	$(354)	$108

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$84	$79	$(256)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$84	$78	$(256)	$77

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,931	$—	$1,931
Investment income	—	6	—	7	(6)	7
Other income	—	—	—	(183)	186	3
Total revenues	—	6	—	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	—	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	—	(246)	56	(311)
Depreciation expense	—	(12)	—	(35)	—	(47)
Amortization of intangible assets	—	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(6)	(173)	—	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	—	394	237	458
Investment income from Group undertakings	—	278	29	48	(355)	—
Interest expense	(21)	(148)	(17)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(37)	12	269	178	395
Income taxes	—	8	(2)	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(29)	10	182	182	318
Interest in earnings of associates, net of tax	—	—	—	8	4	12
Equity account for subsidiaries	351	377	310	—	(1,038)	—
NET INCOME	324	348	320	190	(852)	330
Less: Net income attributable to noncontrolling interests	—	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$320	$184	$(852)	$324

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$295	$143	$(751)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$295	$138	$(751)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,842	$—	$1,842
Investment income	—	6	—	10	(6)	10
Other income	—	—	—	96	(93)	3
Total revenues	—	6	—	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	—	(983)	—	(1,006)
Other operating expenses	(7)	(55)	1	(228)	4	(285)
Depreciation expense	—	(8)	—	(30)	—	(38)
Amortization of intangible assets	—	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	—	(23)	23	—
Total expenses	(8)	(85)	1	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(79)	1	648	(66)	496
Investment income from Group undertakings	—	448	318	14	(780)	—
Interest expense	(21)	(184)	(17)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	185	302	520	(547)	431
Income taxes	7	18	(5)	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	203	297	403	(554)	327
Interest in earnings of associates, net of tax	—	—	—	10	4	14
Equity account for subsidiaries	355	150	36	—	(541)	—
INCOME FROM CONTINUING OPERATIONS	333	353	333	413	(1,091)	341
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	333	353	333	414	(1,091)	342
Less: Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$333	$405	$(1,091)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$334	$430	$(1,109)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$334	$421	$(1,109)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	2	—	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	115	1	263	(173)	207
Total current assets	2	122	1	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,792	3,393	3,807	(8,777)	—
Amounts owed by (to) Group undertakings	4,047	(3,030)	(243)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	—	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	170	2	165	(136)	205
Total non-current assets	4	239	2	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	—	397	(1)	414
Income taxes payable	—	21	13	137	(137)	34
Short-term debt and current portion of long-term debt	—	—	15	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	49	—	277	(30)	358
Total current liabilities	66	89	28	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,264	266	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	11	—	361	(1)	371
Total non-current liabilities	795	1,275	266	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,364	$294	$12,514	$(1,095)	$13,938
EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	2,859	5,549	(7,167)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	2,859	5,572	(7,167)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938

Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	102	1	241	(164)	181
Total current assets	3	102	1	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,025	2,548	3,824	(7,855)	—
Amounts owed by (to) Group undertakings	4,091	(3,581)	309	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	—	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	172	3	157	(131)	206
Total non-current assets	5	246	3	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	14	11	120	(126)	19
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	73	—	216	(22)	327
Total current liabilities	63	87	26	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,268	274	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	12	—	363	—	375
Total non-current liabilities	795	1,280	274	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,367	$300	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	2,561	5,248	(6,234)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	2,561	5,274	(6,234)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$4	$12	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	—	6	—	8
Additions to fixed assets	—	(9)	—	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	—	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	8	(4)	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	8	(12)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$239	$302	$142	$(500)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(12)	—	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	—	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	50	—	—	50
Repayments of debt	—	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(108)	(182)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	(282)	(165)	(53)	500	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(390)	(302)	47	500	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	—	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407

30.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) has $350 million senior notes outstanding that were issued on July 1, 2005. Willis North America issued a further $600 million of senior notes on March 28, 2007 and another $300 million on September 29, 2009.
All direct obligations under the senior notes are jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited, collectively the 'Other Guarantors', and with Willis Group Holdings, the 'Guarantor Companies'.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2012 of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column for the year ended December 31, 2012 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Trinity Acquisition plc, TA I Limited and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	11	1	17	(11)	18
Other income	—	—	—	97	(93)	4
Total revenues	—	11	1	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	—	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(82)	(79)	(419)	3	(581)
Depreciation expense	—	(1)	(15)	(63)	—	(79)
Amortization of intangible assets	—	—	—	(71)	12	(59)
Goodwill impairment charge	—	—		(492)	—	(492)
Net loss on disposal of operations	—	—	—	(28)	25	(3)
Total expenses	(6)	(83)	(190)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(72)	(189)	122	(64)	(209)
Investment income from Group undertakings	6	1,078	254	220	(1,558)	—
Interest expense	(43)	(239)	(155)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	767	(90)	65	(1,036)	(337)
Income taxes	—	28	34	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	795	(56)	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,184)	(172)	—	1,759	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(228)	(105)	735	(433)
Discontinued operations, net of tax	—	—	—	—	—	—
NET LOSS	(446)	(389)	(228)	(105)	735	(433)
Less: Net loss attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(228)	$(118)	$735	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(263)	$(213)	$975	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(263)	$(226)	$975	$(552)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,414	$—	$3,414
Investment income	—	11	2	29	(11)	31
Other income	—	—	—	24	(22)	2
Total revenues	—	11	2	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	—	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	32	(98)	(571)	(2)	(656)
Depreciation expense	—	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	—	7	(3)	4
Total expenses	(20)	32	(181)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	43	(179)	754	(32)	566
Investment income from Group undertakings	35	406	341	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	—	(171)
Interest expense	(34)	(251)	(159)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	27	3	265	(37)	239
Income taxes	—	56	27	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	83	30	148	(35)	207
Interest in earnings of associates, net of tax	—	—	—	4	8	12
Equity account for subsidiaries	223	91	(66)	—	(248)	—
INCOME (LOSS) FROM CONTINUING OPERATIONS	204	174	(36)	152	(275)	219
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME (LOSS)	204	174	(36)	153	(275)	220
Less: Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
NET INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$(36)	$137	$(275)	$204

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$(117)	$(50)	$206	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(117)	$(65)	$206	$1

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,293	$—	$3,293
Investment income	—	10	2	36	(10)	38
Other income	—	—	—	1	—	1
Total revenues	—	10	2	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(10)	(45)	(825)	(19)	(564)
Depreciation expense	—	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	—	350	(5)	(2)
Total expenses	(12)	(10)	(119)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	—	(117)	901	(19)	753
Investment income from Group undertakings	—	1,683	356	952	(2,991)	—
Interest expense	—	(423)	(157)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,260	82	1,479	(2,222)	587
Income taxes	—	16	29	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,276	111	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23
Equity account for subsidiaries	467	(823)	(76)	—	432	—
INCOME FROM CONTINUING OPERATIONS	455	453	35	1,309	(1,782)	470
Discontinued operations, net of tax	—	—	—	—	—	—
NET INCOME	455	453	35	1,309	(1,782)	470
Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$35	$1,294	$(1,782)	$455

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$18	$1,375	$(1,881)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$18	$1,362	$(1,881)	$508

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$—	$163	$273	$—	$436
Accounts receivable, net	2	—	3	877	28	910
Fiduciary assets	—	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	—	43	—	44
Other current assets	1	52	21	271	(86)	259
Total current assets	3	53	187	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	3,778	1,482	3,848	(8,085)	—
Amounts owed by (to) Group undertakings	4,354	(4,716)	476	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	4	59	345	(2)	406
Goodwill	—	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	—	435	(15)	420
Investments in associates	—	—	—	(45)	215	170
Deferred tax assets	—	—	—	22	—	22
Pension benefits asset	—	—	—	145	—	145
Other non-current assets	5	170	43	192	(127)	283
Total non-current assets	5	174	102	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	—	318	—	320
Income taxes payable	—	40	—	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	—	4	—	15
Deferred tax liabilities	—	—	1	25	—	26
Other current liabilities	56	11	57	185	(27)	282
Total current liabilities	58	62	58	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	289	1,270	—	—	2,354
Liabilities for pension benefits	—	—	—	270	—	270
Deferred tax liabilities	—	5	35	(9)	1	32
Provisions for liabilities	—	—	—	198	(2)	196
Other non-current liabilities	—	9	9	345	—	363
Total non-current liabilities	795	303	1,314	804	(1)	3,215
TOTAL LIABILITIES	$853	$365	$1,372	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	875	6,599	(6,398)	2,486
Noncontrolling interests	—	—	—	31	—	31
Total equity	2,486	(1,076)	875	6,630	(6,398)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$780	$69	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(7)	(19)	(109)		(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Additions to intangible assets	—	—	—	(2)	—	(2)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	—	—	—
Net cash used in investing activities	—	(7)	(19)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	—	1
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(759)	(213)	697	—	—
Dividends paid	(185)	—	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(773)	(213)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	—	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$184	$88	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(4)	(21)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	14	—	14
Net cash used in investing activities	—	(4)	(21)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	—	300
Repayments of debt	—	(500)	(411)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	—	(158)
Proceeds from issue of shares	60	—	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	187	521	(82)	—	—
Dividends paid	(180)	—	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	—	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(180)	20	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,170	$83	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2
Net cash (used in) provided by investing activities	—	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	90	—	—	90
Repayments of debt	—	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Amounts owed by/to Group undertakings	106	(317)	6	205	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(133)	(849)	—	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,170)	(104)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$76	$240	$—	$316

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

20.	FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
On March 17, 2011, the Company issued senior notes totaling $800 million in a registered public offering. These debt securities are issued by Willis Group Holdings (‘Holdings Debt Securities’) and are guaranteed by certain of the Company’s subsidiaries. Therefore, the Company is providing the unaudited condensed consolidating financial information below. The following 100 percent directly or indirectly owned subsidiaries fully and unconditionally guarantee the Holdings Debt Securities on a joint and several basis: Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America (the ‘Guarantors’).
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by Willis North America (the ‘Willis North America Debt Securities’) (and for which unaudited condensed consolidating financial information is presented in Note 19) in that Willis Group Holdings is the Parent Issuer and Willis North America is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is the Parent Issuer;

(ii)	the Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent;

(iii)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(iv)	Consolidating adjustments; and

(v)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the unaudited condensed consolidating balance sheets as of June 30, 2013 of Willis Group Holdings and the Guarantors. Investments in subsidiaries in the unaudited condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Guarantors column as of June 30, 2013 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$885	$—	$885
Investment income	—	3	3	(3)	3
Other income	—	—	2	—	2
Total revenues	—	3	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	(506)	—	(529)
Other operating expenses	(1)	(68)	(142)	56	(155)
Depreciation expense	—	(8)	(13)	—	(21)
Amortization of intangible assets	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(2)	(98)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	216	52	171
Investment income from Group undertakings	—	161	5	(166)	—
Interest expense	(10)	(86)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	133	38	139
Income taxes	—	5	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(15)	93	44	110
Interest in earnings of associates, net of tax	—	—	(5)	2	(3)
Equity account for subsidiaries	117	127	—	(244)	—
NET INCOME	105	112	88	(198)	107
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$86	$(198)	$105

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$80	$(196)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$78	$(196)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$837	$—	$837
Investment income	—	3	5	(3)	5
Other income	—	—	—	—	—
Total revenues	—	3	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(35)	(87)	3	(129)
Depreciation expense	—	(5)	(14)	—	(19)
Amortization of intangible assets	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	(7)	7	—
Total expenses	(10)	(46)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	221	11	179
Investment income from Group undertakings	—	159	19	(178)	—
Interest expense	(10)	(101)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	15	167	(16)	146
Income taxes	5	6	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	21	126	(22)	110
Interest in earnings of associates, net of tax	—	—	(3)	2	(1)
Equity account for subsidiaries	123	101	—	(224)	—
INCOME FROM CONTINUING OPERATIONS	108	122	123	(244)	109
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	108	122	124	(244)	110
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$122	$(244)	$108

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$79	$(172)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$78	$(172)	$77

 Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,931	$—	$1,931
Investment income	—	6	7	(6)	7
Other income	—	—	(183)	186	3
Total revenues	—	6	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	(246)	56	(311)
Depreciation expense	—	(12)	(35)	—	(47)
Amortization of intangible assets	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(6)	(173)	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	394	237	458
Investment income from Group undertakings	—	307	48	(355)	—
Interest expense	(21)	(165)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(25)	269	178	395
Income taxes	—	6	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(19)	182	182	318
Interest in earnings of associates, net of tax	—	—	8	4	12
Equity account for subsidiaries	351	367	—	(718)	—
NET INCOME	324	348	190	(532)	330
Less: Net income attributable to noncontrolling interests	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$184	$(532)	$324

 Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$143	$(456)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$138	$(456)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,842	$—	$1,842
Investment income	—	6	10	(6)	10
Other income	—	—	96	(93)	3
Total revenues	—	6	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	(983)	—	(1,006)
Other operating expenses	(7)	(54)	(228)	4	(285)
Depreciation expense	—	(8)	(30)	—	(38)
Amortization of intangible assets	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	(23)	23	—
Total expenses	(8)	(84)	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(78)	648	(66)	496
Investment income from Group undertakings	—	316	14	(330)	—
Interest expense	(21)	(201)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	37	520	(97)	431
Income taxes	7	13	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	50	403	(104)	327
Interest in earnings of associates, net of tax	—	—	10	4	14
Equity account for subsidiaries	355	303	—	(658)	—
INCOME FROM CONTINUING OPERATIONS	333	353	413	(758)	341
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	333	353	414	(758)	342
Less: Net income attributable to noncontrolling interests	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$405	$(758)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$430	$(775)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$421	$(775)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$497	$—	$503
Accounts receivable, net	—	2	1,015	27	1,044
Fiduciary assets	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	11	(1)	10
Other current assets	1	116	263	(173)	207
Total current assets	2	123	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	3,326	3,807	(5,918)	—
Amounts owed by (to) Group undertakings	4,047	(3,273)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	385	(2)	452
Goodwill	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	502	(129)	373
Investments in associates	—	—	(48)	225	177
Deferred tax assets	—	—	40	(25)	15
Pension benefits asset	—	—	213	—	213
Other non-current assets	4	172	165	(136)	205
Total non-current assets	4	241	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$417	$18,086	$(5,403)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	397	(1)	414
Income taxes payable	—	34	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	2	—	17
Deferred tax liabilities	1	4	28	(1)	32
Other current liabilities	62	49	277	(30)	358
Total current liabilities	66	117	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,530	1	—	2,326
Liabilities for pension benefits	—	—	256	—	256
Deferred tax liabilities	—	—	43	(25)	18
Provisions for liabilities	—	—	213	(11)	202
Other non-current liabilities	—	11	361	(1)	371
Total non-current liabilities	795	1,541	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,658	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	5,549	(4,308)	1,977
Noncontrolling interests	—	—	23	—	23
Total equity	1,977	(1,241)	5,572	(4,308)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$417	$18,086	$(5,403)	$15,938
Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$16	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	6	—	8
Additions to fixed assets	—	(9)	(42)	—	(51)
Additions to intangible assets	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	2	—	2
Repayments of debt	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	62
Amounts owed by (to) Group undertakings	58	4	(62)	—	—
Excess tax benefits from share-based payment arrangement	1	—	—	—	1
Dividends paid	(95)	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(4)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$94	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(12)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	50
Repayments of debt	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	23
Amounts owed by (to) Group undertakings	151	(290)	139	—	—
Excess tax benefits from share-based payment arrangement	—	—	1	—	1
Dividends paid	(93)	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(245)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$407	$—	$407

31.	FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
On March 17, 2011, the Company issued senior notes totaling $800 million in a registered public offering. These debt securities were issued by Willis Group Holdings (‘Holdings Debt Securities’) and are guaranteed by certain of the Company’s subsidiaries. Therefore, the Company is providing the condensed consolidating financial information below. The following 100 percent directly or indirectly owned subsidiaries fully and unconditionally guarantee the Holdings Debt Securities on a joint and several basis: Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America (the ‘Guarantors’).
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by Willis North America (the ‘Willis North America Debt Securities’) (and for which condensed consolidating financial information is presented in Note 30) in that Willis Group Holdings is the Parent Issuer and Willis North America is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is the Parent Issuer;

(ii)	the Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent;

(iii)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(iv)	Consolidating adjustments; and

(v)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2012 of Willis Group Holdings and the Guarantors. Investments in subsidiaries in the condensed consolidating balance sheet for Other, represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Guarantors column for the year ended December 31, 2012 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,458	$—	$3,458
Investment income	—	12	17	(11)	18
Other income	—	—	97	(93)	4
Total revenues	—	12	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(161)	(419)	3	(581)
Depreciation expense	—	(16)	(63)	—	(79)
Amortization of intangible assets	—	—	(71)	12	(59)
Goodwill impairment charge	—	—	(492)	—	(492)
Net loss on disposal of operations	—	—	(28)	25	(3)
Total expenses	(6)	(273)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(261)	122	(64)	(209)
Investment income from Group undertakings	6	1,332	220	(1,558)	—
Interest expense	(43)	(394)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	677	65	(1,036)	(337)
Income taxes	—	62	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	739	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,128)	—	1,531	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(105)	507	(433)
Discontinued operations, net of tax	—	—	—	—	—
NET LOSS	(446)	(389)	(105)	507	(433)
Less: Net income attributable to noncontrolling interests	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(118)	$507	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive loss	$(552)	$(486)	$(213)	$712	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(226)	$712	$(552)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,414	$—	$3,414
Investment income	—	13	29	(11)	31
Other income	—	—	24	(22)	2
Total revenues	—	13	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	(66)	(571)	(2)	(656)
Depreciation expense	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	7	(3)	4
Total expenses	(20)	(149)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	(136)	754	(32)	566
Investment income from Group undertakings	35	747	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	(171)
Interest expense	(34)	(410)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	30	265	(37)	239
Income taxes	—	83	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	113	148	(35)	207
Interest in earnings of associates, net of tax	—	—	4	8	12
Equity account for subsidiaries	223	61	—	(284)	—
INCOME FROM CONTINUING OPERATIONS	204	174	152	(311)	219
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	204	174	153	(311)	220
Less: Net income attributable to noncontrolling interests	—	—	(16)	—	(16)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$137	$(311)	$204

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income (loss)	$1	$(24)	$(50)	$89	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(65)	$89	$1

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,293	$—	$3,293
Investment income	—	12	36	(10)	38
Other income	—	—	1	—	1
Total revenues	—	12	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(55)	(825)	(19)	(564)
Depreciation expense	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	350	(5)	(2)
Total expenses	(12)	(129)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	(117)	901	(19)	753
Investment income from Group undertakings	—	2,039	952	(2,991)	—
Interest expense	—	(580)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,342	1,479	(2,222)	587
Income taxes	—	45	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,387	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	16	7	23
Equity account for subsidiaries	467	(934)	—	467	—
INCOME FROM CONTINUING OPERATIONS	455	453	1,309	(1,747)	470
NET INCOME	455	453	1,309	(1,747)	470
Less: Net income attributable to noncontrolling interests	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,294	$(1,747)	$455

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$508	$501	$1,375	$(1,863)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,362	$(1,863)	$508

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$163	$273	$—	$436
Accounts receivable, net	2	3	877	28	910
Fiduciary assets	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	43	—	44
Other current assets	1	73	271	(86)	259
Total current assets	3	240	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	4,385	3,848	(7,210)	—
Amounts owed by (to) Group undertakings	4,354	(4,240)	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	63	345	(2)	406
Goodwill	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	435	(15)	420
Investments in associates	—	—	(45)	215	170
Deferred tax assets	—	—	22	—	22
Pension benefits asset	—	—	145	—	145
Other non-current assets	5	213	192	(127)	283
Total non-current assets	5	276	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$661	$17,937	$(6,209)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	318	—	320
Income taxes payable	—	40	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	4	—	15
Deferred tax liabilities	—	1	25	—	26
Other current liabilities	56	68	185	(27)	282
Total current liabilities	58	120	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	1,559	—	—	2,354
Liabilities for pension benefits	—	—	270	—	270
Deferred tax liabilities	—	40	(9)	1	32
Provisions for liabilities	—	—	198	(2)	196
Other non-current liabilities	—	18	345	—	363
Total non-current liabilities	795	1,617	804	(1)	3,215
TOTAL LIABILITIES	$853	$1,737	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	6,599	(5,523)	2,486
Noncontrolling interests	—	—	31	—	31
Total equity	2,486	(1,076)	6,630	(5,523)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$661	$17,937	$(6,209)	$15,728

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$849	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(26)	(109)	—	(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	(33)	—	(33)
Acquisitions of investments in associates	—	—	—	—	—
Payments to acquire other investments	—	—	(7)	—	(7)
Additions to intangible assets	—	—	(2)	—	(2)
Proceeds from disposal of continuing operations, net of cash disposed	—	—	—	—	—
Net cash used in investing activities	—	(26)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	1
Repayments of debt	—	(15)	—	—	(15)
Repurchase of shares	(100)	—	—	—	(100)
Proceeds from the issue of shares	53	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(972)	697	—	—
Dividends paid	(185)	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(986)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$272	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	13	—	13
Additions to fixed assets	—	(25)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	14	—	14
Net cash used in investing activities	—	(25)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments on revolving credit facility	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	300
Repayments of debt	—	(911)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	(158)
Proceeds from the issue of shares	60	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	708	(82)	—	—
Dividends paid	(180)	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(160)	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,253	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	10	—	10
Additions to fixed assets	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	2	—	2
Net cash used in investing activities	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	90
Repayments of debt	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	36
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	106	(311)	205	—	—
Dividends paid	(133)	(849)	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,274)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$240	$—	$316

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

32.	QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data for 2012 and 2011 were as follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)
2012
Total revenues	$1,013	$842	$754	$871
Total expenses	(696)	(663)	(684)	(1,646)
Net income (loss)	232	110	26	(801)
Net income (loss) attributable to Willis Group Holdings	225	108	26	(805)
Earnings per share — continuing operations
— Basic	$1.29	$0.62	$0.15	$(4.65)
— Diluted	$1.28	$0.61	$0.15	$(4.65)
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—
2011
Total revenues	$1,007	$861	$760	$819
Total expenses	(768)	(705)	(670)	(738)
Net income	42	89	60	29
Net income attributable to Willis Group Holdings	34	85	60	25
Earnings per share — continuing operations
— Basic	$0.20	$0.49	$0.35	$0.14
— Diluted	$0.20	$0.48	$0.34	$0.14
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information of Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries [Text Block]

33.	FINANCIAL INFORMATION FOR ISSUER, PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Trinity Acquisition plc may offer debt securities pursuant to an effective shelf registration on Form S-3. Debt securities offered('Trinity Acquisition Debt Securities'), if issued, will be guaranteed by the Company and certain of its subsidiaries. Therefore Trinity Acquisition plc is providing condensed consolidating financial information below. If Trinity Acquisition plc issues debt securities, the following 100 percent directly or indirectly owned subsidiaries of the parent could fully and unconditionally guarantee the debt securities on a joint and several basis: Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited, TA I Limited, Willis Group Limited and Willis North America Inc.
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by the Company and Willis North America (the ‘Willis North America Debt Securities’) in that Trinity Acquisition plc is the issuer and not a subsidiary guarantor, and Willis North America, Inc. is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)
the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent. Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited and TA I Limited are all direct or indirect parents of the issuer and Willis Group Limited and Willis North America Inc., are 100 percent directly or indirectly owned subsidiaries or the issuer;

(iii)	Trinity Acquisition plc, which is the issuer and is a 100 percent indirectly owned subsidiary of the parent;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Willis North America, TA I Limited and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	12	—	17	(11)	18
Other income	—	—	—	97	(93)	4
Total revenues	—	12	—	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	(96)	—	(2,377)	—	(2,475)
Other operating expenses	(4)	(162)	1	(419)	3	(581)
Depreciation expense	—	(16)	—	(63)	—	(79)
Amortization of intangible assets	—	—	—	(71)	12	(59)
Goodwill impairment charge	—	—	—	(492)	—	(492)
Net loss on disposal of operations	—	—	—	(28)	25	(3)
Total expenses	(6)	(274)	1	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(262)	1	122	(64)	(209)
Investment income from Group undertakings	6	2,322	742	220	(3,290)	—
Interest expense	(43)	(359)	(35)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	1,701	708	65	(2,768)	(337)
Income taxes	—	73	(11)	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	1,774	697	(101)	(2,765)	(438)
Interest in earnings of associates, net of tax	—	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(2,163)	(1,124)	—	3,690	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(427)	(105)	934	(433)
Discontinued operations, net of tax	—	—	—	—	—	—
NET LOSS	(446)	(389)	(427)	(105)	934	(433)
Less: Net loss attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(427)	$(118)	$934	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(528)	$(213)	$1,240	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(528)	$(226)	$1,240	$(552)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,414	$—	$3,414
Investment income	—	13	—	29	(11)	31
Other income	—	—	—	24	(22)	2
Total revenues	—	13	—	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	(69)	—	(2,015)	—	(2,087)
Other operating expenses	(17)	(70)	4	(571)	(2)	(656)
Depreciation expense	—	(14)	—	(60)	—	(74)
Amortization of intangible assets	—	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	—	7	(3)	4
Total expenses	(20)	(153)	4	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	(140)	4	754	(32)	566
Investment income from Group undertakings	35	682	112	(157)	(672)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	—	(171)	—	—	(171)
Interest expense	(34)	(367)	(43)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	175	(98)	265	(84)	239
Income taxes	—	44	39	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	219	(59)	148	(82)	207
Interest in earnings of associates, net of tax	—	—	—	4	8	12
Equity account for subsidiaries	223	(45)	277	—	(455)	—
INCOME FROM CONTINUING OPERATIONS	204	174	218	152	(529)	219
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	204	174	218	153	(529)	220
Less: Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$218	$137	$(529)	$204

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$21	$(50)	$68	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$21	$(65)	$68	$1

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,293	$—	$3,293
Investment income	—	12	—	36	(10)	38
Other income	—	—	—	1	—	1
Total revenues	—	12	—	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	(65)	—	(1,818)	15	(1,868)
Other operating expenses	335	(64)	9	(825)	(19)	(564)
Depreciation expense	—	(9)	—	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	2,610	(1,528)	350	(1,087)	(2)
Total expenses	(12)	2,472	(1,519)	(2,429)	(1,091)	(2,579)
OPERATING (LOSS) INCOME	(12)	2,484	(1,519)	901	(1,101)	753
Investment income from Group undertakings	—	1,701	4,634	952	(7,287)	—
Interest expense	—	(481)	(99)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	3,704	3,016	1,479	(7,600)	587
Income taxes	—	8	37	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	3,712	3,053	1,293	(7,599)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23
Equity account for subsidiaries	467	(3,259)	(2,048)	—	4,840	—
INCOME FROM CONTINUING OPERATIONS	455	453	1,005	1,309	(2,752)	470
Discontinued operations, net of tax	—	—	—	—	—	—
NET INCOME	455	453	1,005	1,309	(2,752)	470
Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,005	$1,294	$(2,752)	$455

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$1,054	$1,375	$(2,917)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,054	$1,362	$(2,917)	$508

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	102	1	241	(164)	181
Total current assets	3	102	1	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,025	2,548	3,824	(7,855)	—
Amounts owed by (to) Group undertakings	4,091	(3,581)	309	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	—	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	172	3	157	(131)	206
Total non-current assets	5	246	3	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	14	11	120	(126)	19
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	73	—	216	(22)	327
Total current liabilities	63	87	26	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,268	274	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	12	—	363	—	375
Total non-current liabilities	795	1,280	274	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,367	$300	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	2,561	5,248	(6,234)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	2,561	5,274	(6,234)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$163	$—	$273	$—	$436
Accounts receivable, net	2	3	—	877	28	910
Fiduciary assets	—	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	—	43	—	44
Other current assets	1	31	42	271	(86)	259
Total current assets	3	198	42	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	4,213	4,389	3,848	(11,427)	—
Amounts owed by (to) Group undertakings	4,354	(4,359)	119	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	63	—	345	(2)	406
Goodwill	—	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	—	435	(15)	420
Investments in associates	—	—	—	(45)	215	170
Deferred tax assets	—	—	—	22	—	22
Pension benefits asset	—	—	—	145	—	145
Other non-current assets	5	213	—	192	(127)	283
Total non-current assets	5	276	—	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$328	$4,550	$17,937	$(10,426)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	—	318	—	320
Income taxes payable	—	40	—	30	(55)	15
Short-term debt and current portion of long-term debt	—	—	11	4	—	15
Deferred tax liabilities	—	1	—	25	—	26
Other current liabilities	56	68	—	185	(27)	282
Total current liabilities	58	109	11	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	1,270	289	—	—	2,354
Liabilities for pension benefits	—	—	—	270	—	270
Deferred tax liabilities	—	7	33	(9)	1	32
Provisions for liabilities	—	—	—	198	(2)	196
Other non-current liabilities	—	18	—	345	—	363
Total non-current liabilities	795	1,295	322	804	(1)	3,215
TOTAL LIABILITIES	$853	$1,404	$333	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	4,217	6,599	(9,740)	2,486
Noncontrolling interests	—	—	—	31	—	31
Total equity	2,486	(1,076)	4,217	6,630	(9,740)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$328	$4,550	$17,937	$(10,426)	$15,728

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$1,869	$1,269	$431	$(3,002)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(26)	—	(109)		(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Additions to intangible assets	—	—	—	(2)	—	(2)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	—	—	—
Net cash used in investing activities	—	(26)	—	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	—	1	—	—	1
Repayments of debt	—	(4)	(11)	—	—	(15)
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(782)	(190)	697	—	—
Dividends paid	(185)	(1,220)	(1,069)	(713)	3,002	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(2,006)	(1,269)	(61)	3,002	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	—	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$209	$110	$1,269	$(1,108)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(25)	—	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	14	—	14
Net cash used in investing activities	—	(25)	—	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	(90)	—	—	—	(90)
Senior notes issued	794	—	—	—	—	794
Debt issuance costs	(7)	—	(5)	—	—	(12)
Proceeds from issue of term loan	—	—	300	—	—	300
Repayments of debt	—	(411)	(500)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	—	(158)	—	—	(158)
Proceeds from issue of shares	60	—	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	455	253	(82)	—	—
Dividends paid	(180)	(47)	—	(1,061)	1,108	(180)
Acquisition of noncontrolling interests	—	(4)	—	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(97)	(110)	(1,156)	1,108	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	87	—	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	76	—	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$163	$—	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$2,650	$2,899	$1,572	$(6,623)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	(7)	—	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2
Net cash used in investing activities	—	(7)	—	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	—	90
Repayments of debt	—	(200)	—	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Amounts owed by/to Group undertakings	106	2,472	(2,783)	205	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(133)	(5,029)	(116)	(1,521)	6,623	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(2,671)	(2,899)	(1,355)	6,623	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(28)	—	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	—	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$—	$240	$—	$316

Financial Information of Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries [Text Block]
Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	—	(506)	—	(529)
Other operating expenses	(1)	(68)	—	(142)	56	(155)
Depreciation expense	—	(8)	—	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(98)	—	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	—	216	52	171
Investment income from Group undertakings	—	145	16	5	(166)	—
Interest expense	(10)	(77)	(9)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(27)	7	133	38	139
Income taxes	—	7	(2)	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	5	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	132	92	—	(341)	—
NET INCOME	105	112	97	88	(295)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$97	$86	$(295)	$105

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$103	$80	$(299)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$103	$78	$(299)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	—	(494)	—	(500)
Other operating expenses	(10)	(35)	—	(87)	3	(129)
Depreciation expense	—	(5)	—	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(46)	—	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	—	221	11	179
Investment income from Group undertakings	—	144	18	19	(181)	—
Interest expense	(10)	(93)	(8)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	8	10	167	(19)	146
Income taxes	5	9	(3)	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	17	7	126	(25)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	105	103	—	(331)	—
INCOME FROM CONTINUING OPERATIONS	108	122	110	123	(354)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	110	124	(354)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$110	$122	$(354)	$108

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$84	$79	$(256)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$84	$78	$(256)	$77

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,931	$—	$1,931
Investment income	—	6	—	7	(6)	7
Other income	—	—	—	(183)	186	3
Total revenues	—	6	—	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	—	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	—	(246)	56	(311)
Depreciation expense	—	(12)	—	(35)	—	(47)
Amortization of intangible assets	—	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(6)	(173)	—	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	—	394	237	458
Investment income from Group undertakings	—	278	29	48	(355)	—
Interest expense	(21)	(148)	(17)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(37)	12	269	178	395
Income taxes	—	8	(2)	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(29)	10	182	182	318
Interest in earnings of associates, net of tax	—	—	—	8	4	12
Equity account for subsidiaries	351	377	310	—	(1,038)	—
NET INCOME	324	348	320	190	(852)	330
Less: Net income attributable to noncontrolling interests	—	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$320	$184	$(852)	$324

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$295	$143	$(751)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$295	$138	$(751)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,842	$—	$1,842
Investment income	—	6	—	10	(6)	10
Other income	—	—	—	96	(93)	3
Total revenues	—	6	—	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	—	(983)	—	(1,006)
Other operating expenses	(7)	(55)	1	(228)	4	(285)
Depreciation expense	—	(8)	—	(30)	—	(38)
Amortization of intangible assets	—	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	—	(23)	23	—
Total expenses	(8)	(85)	1	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(79)	1	648	(66)	496
Investment income from Group undertakings	—	448	318	14	(780)	—
Interest expense	(21)	(184)	(17)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	185	302	520	(547)	431
Income taxes	7	18	(5)	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	203	297	403	(554)	327
Interest in earnings of associates, net of tax	—	—	—	10	4	14
Equity account for subsidiaries	355	150	36	—	(541)	—
INCOME FROM CONTINUING OPERATIONS	333	353	333	413	(1,091)	341
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	333	353	333	414	(1,091)	342
Less: Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$333	$405	$(1,091)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$334	$430	$(1,109)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$334	$421	$(1,109)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	2	—	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	115	1	263	(173)	207
Total current assets	2	122	1	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,792	3,393	3,807	(8,777)	—
Amounts owed by (to) Group undertakings	4,047	(3,030)	(243)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	—	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	170	2	165	(136)	205
Total non-current assets	4	239	2	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	—	397	(1)	414
Income taxes payable	—	21	13	137	(137)	34
Short-term debt and current portion of long-term debt	—	—	15	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	49	—	277	(30)	358
Total current liabilities	66	89	28	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,264	266	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	11	—	361	(1)	371
Total non-current liabilities	795	1,275	266	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,364	$294	$12,514	$(1,095)	$13,938
EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	2,859	5,549	(7,167)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	2,859	5,572	(7,167)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938

Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	102	1	241	(164)	181
Total current assets	3	102	1	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,025	2,548	3,824	(7,855)	—
Amounts owed by (to) Group undertakings	4,091	(3,581)	309	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	—	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	172	3	157	(131)	206
Total non-current assets	5	246	3	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	14	11	120	(126)	19
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	73	—	216	(22)	327
Total current liabilities	63	87	26	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,268	274	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	12	—	363	—	375
Total non-current liabilities	795	1,280	274	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,367	$300	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	2,561	5,248	(6,234)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	2,561	5,274	(6,234)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$4	$12	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	—	6	—	8
Additions to fixed assets	—	(9)	—	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	—	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	8	(4)	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	8	(12)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$239	$302	$142	$(500)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(12)	—	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	—	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	50	—	—	50
Repayments of debt	—	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(108)	(182)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	(282)	(165)	(53)	500	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(390)	(302)	47	500	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	—	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Fair Value Measurement and Disclosure
In May 2011, the Financial Accounting Standards Board ('FASB') issued Accounting Standards Update ('ASU') No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance was issued to provide a consistent definition of fair value and ensure that fair value measurements and disclosure requirements are similar between US GAAP and International Financial Reporting Standards ('IFRS'). The guidance changes certain fair value measurement principles and enhances the disclosure requirements for fair value measurements.This guidance is effective for interim and annual periods beginning after December 15, 2011 and has been applied prospectively.

Other Comprehensive Income
In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income to revise the manner in which entities present comprehensive income in their financial statements. These changes require that components of comprehensive income be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.This guidance is effective for interim and annual periods beginning after December 15, 2011 and has been applied retrospectively.

ASU No. 2011-05 also requires entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued ASU No. 2011-12 in order to defer those changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments. In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive (ASU 2013-02). This guidance is the culmination of the FASB's deliberation on reporting reclassification adjustments from accumulated other comprehensive income (AOCI). The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income but do require disclosure of amounts reclassified out of AOCI in its entirety, by component, on the face of the statement of operations or in the notes thereto. Amounts that are not required to be reclassified in their entirety to net income must be cross-referenced to other disclosures that provide additional detail. This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2012. The Company is evaluating the effect the adoption of ASU 2013-02 will have on its consolidated financial statements effective from first quarter 2013.

Goodwill impairment testing
In September 2011, the FASB issued ASU No. 2011-08, Intangibles — Goodwill and Other: Testing Goodwill for Impairment. The new guidance was issued to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit.
This guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.
The adoption of this guidance did not have a material impact on the financial statements.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Willis Group Holdings and its subsidiaries, which are controlled through the ownership of a majority voting interest. Intercompany balances and transactions have been eliminated on consolidation.

Foreign Currency Translation
Foreign Currency Translation
Transactions in currencies other than the functional currency of the entity are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are translated at the rates of exchange prevailing at the balance sheet date and the related transaction gains and losses are reported in the statements of operations. Certain intercompany loans are determined to be of a long-term investment nature. The Company records transaction gains and losses from remeasuring such loans as a component of other comprehensive income.
Upon consolidation, the results of operations of subsidiaries and associates whose functional currency is other than the US dollar are translated into US dollars at the average exchange rate and assets and liabilities are translated at year-end exchange rates. Translation adjustments are presented as a separate component of other comprehensive income in the financial statements and are included in net income only upon sale or liquidation of the underlying foreign subsidiary or associated company.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the year. In the preparation of these consolidated financial statements, estimates and assumptions have been made by management concerning: the valuation of intangible assets and goodwill (including those acquired through business combinations); the selection of useful lives of fixed and intangible assets; impairment testing; provisions necessary for accounts receivable, commitments and contingencies and accrued liabilities; long-term asset returns, discount rates and mortality rates in order to estimate pension liabilities and pension expense; income tax valuation allowances; and other similar evaluations. Actual results could differ from the estimates underlying these consolidated financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents primarily consist of time deposits with original maturities of three months or less.
Fiduciary Assets and Fiduciary Liabilities
Fiduciary Assets and Fiduciary Liabilities
In its capacity as an insurance agent or broker, the Company collects premiums from insureds and, after deducting its commissions, remits the premiums to the respective insurers; the Company also collects claims or refunds from insurers which it then remits to insureds.
Fiduciary Receivables
Fiduciary receivables represent uncollected premiums from insureds and uncollected claims or refunds from insurers.
Fiduciary Funds
Fiduciary funds represent unremitted premiums received from insureds and unremitted claims or refunds received from insurers. Fiduciary funds are generally required to be kept in certain regulated bank accounts subject to guidelines which emphasize capital preservation and liquidity. Such funds are not available to service the Company’s debt or for other corporate purposes. Notwithstanding the legal relationships with insureds and insurers, the Company is entitled to retain investment income earned on fiduciary funds in accordance with industry custom and practice and, in some cases, as supported by agreements with insureds.
In certain instances, the Company advances premiums, refunds or claims to insurance underwriters or insureds prior to collection. Such advances are made from fiduciary funds and are reflected in the accompanying consolidated balance sheets as fiduciary assets.
Fiduciary Liabilities
The obligations to remit these funds to insurers or insureds are recorded as fiduciary liabilities on the Company’s consolidated balance sheets. The period for which the Company holds such funds is dependent upon the date the insured remits the payment of the premium to the Company and the date the Company is required to forward such payment to the insurer. Balances arising from insurance brokerage transactions are reported as separate assets or liabilities.

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at estimated net realizable values. Allowances are recorded, when necessary, in an amount considered by management to be sufficient to meet probable future losses related to uncollectible accounts.

Fixed Assets
Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Expenditures for improvements are capitalized; repairs and maintenance are charged to expenses as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets.
Depreciation on buildings and long leaseholds is calculated over the lesser of 50 years or the lease term. Depreciation on leasehold improvements is calculated over the lesser of the useful life of the assets or the remaining lease term. Depreciation on furniture and equipment is calculated based on a range of 3 to 10 years. Freehold land is not depreciated.

Recoverability of Fixed Assets
Recoverability of Fixed Assets
Long-lived assets are tested for recoverability whenever events or changes in circumstance indicate that their carrying amounts may not be recoverable. An impairment loss is recognized if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. Recoverability is determined based on the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group. Long-lived assets and certain identifiable intangible assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Operating Leases	Operating Leases Rentals payable on operating leases are charged straight line to expenses over the lease term as the rentals become payable.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. The Company reviews goodwill for impairment annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable. In testing for impairment, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. An impairment charge of $492 million was recorded in the fourth quarter of 2012 as further disclosed in Note 13 to the consolidated financial statements.
Acquired intangible assets are amortized over the following periods:

		Expected
	Amortization basis	life (years)
Acquired intangible assets	Straight line	10
Acquired client relationships	In line with underlying cashflows	10 to 20
Acquired non-compete agreements	Straight line	5
Acquired trade names	Straight line	3 to 4

Amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Investments in Associates
Investments in Associates
Investments are accounted for using the equity method of accounting if the Company has the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if the Company has an equity ownership in the voting stock of the investee between 20 and 50 percent, although other factors, such as representation on the Board of Directors and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting the investment is carried at cost of acquisition, plus the Company’s equity in undistributed net income since acquisition, less any dividends received since acquisition.
The Company periodically reviews its investments in associates for which fair value is less than cost to determine if the decline in value is other than temporary. If the decline in value is judged to be other than temporary, the cost basis of the investment is written down to fair value. The amount of any write-down is included in the statements of operations as a realized loss.
All other equity investments where the Company does not have the ability to exercise significant influence are accounted for by the cost method. Such investments are not publicly traded.

Derivative Financial Instruments
Derivative Financial Instruments
The Company uses derivative financial instruments for other than trading purposes to alter the risk profile of an existing underlying exposure. Interest rate swaps are used to manage interest risk exposures. Forward foreign currency exchange contracts are used to manage currency exposures arising from future income and expenses. The fair values of derivative contracts are recorded in other assets and other liabilities. The effective portions of changes in the fair value of derivatives that qualify for hedge accounting as cash flow hedges are recorded in other comprehensive income. Amounts are reclassified from other comprehensive income into earnings when the hedged exposure affects earnings. If the derivative is designated as and qualifies as an effective fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are both recognized in earnings. The amount of hedge ineffectiveness recognized in earnings is based on the extent to which an offset between the fair value of the derivative and hedged item is not achieved. Changes in fair value of derivatives that do not qualify for hedge accounting, together with any hedge ineffectiveness on those that do qualify, are recorded in other operating expenses or interest expense as appropriate.

Income Taxes
Income Taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment date changes. Deferred tax assets are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized. The Company adjusts valuation allowances to measure deferred tax assets at the amount considered realizable in future periods if the Company’s facts and assumptions change. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.
Positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities upon examination. The Company recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities upon lapse of the relevant statute of limitations, or when positions are effectively settled. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely to be realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. The Company adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions. These differences will be reflected as increases or decreases to income tax expense in the period in which they are determined.
Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management is not aware of any such changes that would have a material effect on the Company’s results of operations, cash flows or financial position.
The Company recognizes interest and penalties relating to unrecognized tax benefits within income taxes.

Provisions for Liabilities
Provisions for Liabilities
The Company is subject to various actual and potential claims, lawsuits and other proceedings. The Company records liabilities for such contingencies including legal costs when it is probable that a liability has been incurred before the balance sheet date and the amount can be reasonably estimated. To the extent such losses can be recovered under the Company’s insurance programs, estimated recoveries are recorded when losses for insured events are recognized and the recoveries are likely to be realized. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. The Company analyzes its litigation exposure based on available information, including consultation with outside counsel handling the defense of these matters, to assess its potential liability. Contingent liabilities are not discounted.

Pensions
Pensions
The Company has two principal defined benefit pension plans which cover approximately half of employees in the United States and United Kingdom. Both these plans are now closed to new entrants. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition, there are smaller plans in certain other countries in which the Company operates, including a non-qualified plan in the US.. Elsewhere, pension benefits are typically provided through defined contribution plans.
Defined benefit plans
The net periodic cost of the Company’s defined benefit plans are measured on an actuarial basis using the projected unit credit method and several actuarial assumptions the most significant of which are the discount rate and the expected long-term rate of return on plan assets. Other material assumptions include rates of participant mortality, the expected long-term rate of compensation and pension increases and rates of employee termination. Gains and losses occur when actual experience differs from actuarial assumptions. If such gains or losses exceed ten percent of the greater of plan assets or plan liabilities the Company amortizes those gains or losses over the average remaining service period or average remaining life expectancy as appropriate of the plan participants.
In accordance with US GAAP the Company records on the balance sheet the funded status of its pension plans based on the projected benefit obligation.

Defined contribution plans
Contributions to the Company’s defined contribution plans are recognized as they fall due. Differences between contributions payable in the year and contributions actually paid are shown as either other assets or other liabilities in the consolidated balance sheets.

Share-Based Compensation
Share-Based Compensation
The Company accounts for share-based compensation as follows:

•	the cost resulting from all equity awards is recognized in the financial statements at fair value estimated at the grant date;

•	the fair value is recognized (generally as compensation cost) over the requisite service period for all awards that vest; and

•	compensation cost is not recognized for awards that do not vest because service or performance conditions are not satisfied.

Revenue Recognition

Revenue Recognition
Revenue includes insurance commissions, fees for services rendered, certain commissions receivable from insurance carriers, investment income and other income.
Brokerage income and fees negotiated in lieu of brokerage are recognized at the later of policy inception date or when the policy placement is complete. Commissions on additional premiums and adjustments are recognized when approved by or agreed between the parties and collectability is reasonably assured.
Fees for risk management and other services are recognized as the services are provided. Consideration for negotiated fee arrangements for an agreed period covering multiple insurance placements, the provision of risk management and/or other services are allocated to all deliverables on the basis of their relative selling prices. The Company establishes contract cancellation reserves where appropriate: at December 31, 2012, 2011 and 2010, such amounts were not material.
Investment income is recognized as earned.
Other income comprises gains on disposal of intangible assets, which primarily arise on the disposal of books of business. Although the Company is not in the business of selling intangible assets, from time to time the Company will dispose of a book of business (a customer list) or other intangible assets that do not produce adequate margins or fit with the Company’s strategy.

Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Acquired intangible assets are amortized over the following periods:
Acquired intangible assets are amortized over the following periods:

		Expected
	Amortization basis	life (years)
Acquired intangible assets	Straight line	10
Acquired client relationships	In line with underlying cashflows	10 to 20
Acquired non-compete agreements	Straight line	5
Acquired trade names	Straight line	3 to 4

Employees (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Average number of persons, including Executive Directors, employed by the Company
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2012	2011	2010
Global	4,304	4,042	3,931

North America	6,323	6,479	6,710
International	6,843	6,634	6,460
Total Retail	13,166	13,113	13,170
Total average number of employees for the year	17,470	17,155	17,101

Salaries and benefit expenses
Salaries and benefits expense comprises the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)	$2,258	$1,776	$1,618
Share-based compensation	32	41	47
Severance costs	6	89	15
Social security costs	133	130	119
Retirement benefits — defined benefit plan expense	2	11	35
Retirement benefits — defined contribution plan expense	44	40	34
Total salaries and benefits expense	$2,475	$2,087	$1,868

Severance liability
At December 31, 2012, the Company’s severance liability under the 2011 Operational Review was:

Severance
(millions)
Balance at January 1, 2011	$—
Severance costs accrued	89
Cash payments	(64)
Foreign exchange	(1)
Balance at December 31, 2011	$24
Cash payments	(20)
Balance at December 31, 2012	$4

Cash retention awards
The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2012, 2011 and 2010:

	Years ended December 31,
	2012	2011	2010
	(millions)
Cash retention awards made	$221	$210	$196
Amortization of cash retention awards included in salaries and benefits	216	185	119

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option valuation assumptions

	Years ended December 31,
	2012	2011	2010
Expected volatility	32.1%	31.4%	30.4%
Expected dividends	3.2%	2.5%	3.4%
Expected life (years)	5	6	5
Risk-free interest rate	0.9%	2.2%	2.2%

Summary of option activity under share based compensation plans
A summary of option activity under the plans at December 31, 2012, and changes during the year then ended is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
(Options in thousands)	Options	Price(i)	Term	Value
				(millions)
Time-based stock options
Balance, beginning of year	9,174	$33.35
Granted	2,399	$32.17
Exercised	(1,203)	$30.80
Forfeited	(141)	$31.26
Expired	(77)	$28.38
Balance, end of year	10,152	$33.44	3 years	$1
Options vested or expected to vest at December 31, 2012	9,935	$33.61	3 years	$16
Options exercisable at December 31, 2012	9,055	$34.18	3 years	$9
Performance-based stock options
Balance, beginning of year	7,283	$32.09
Granted	25	$34.74
Exercised	(511)	$27.08
Forfeited	(280)	$38.41
Balance, end of year	6,517	$32.19	5 years	$9
Options vested or expected to vest at December 31, 2012	5,489	$32.09	5 years	$21
Options exercisable at December 31, 2012	2,470	$32.00	4 years	$8

_________________________________

(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2012.

Summary of restricted stock unit activity under share based compensation plans

		Weighted Average Grant Date
(Units awarded in thousands)	Shares	Fair Value
Nonvested shares (restricted stock units)
Balance, beginning of year	1,192	$31.96
Granted	1,756	$34.13
Vested	(408)	$29.61
Forfeited	(15)	$36.28
Balance, end of year	2,525	$33.80

Auditors' Remuneration (Tables)	12 Months Ended
Dec. 31, 2012
Auditors' Remuneration [Abstract]
Analysis of auditors' remuneration

	Years ended December 31,
	2012	2011	2010
	(millions)
Audit of group consolidated financial statements	$4	$4	$4
Other assurance services	3	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$8	$8	$8

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions)
Ireland	$(47)	$(39)	$3
US	(615)	(25)	84
UK	25	(58)	183
Other jurisdictions	300	361	317
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

Provision for income taxes by location of the taxing jurisdiction
The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Current income taxes:
Irish corporation tax	$—	$—	$1
US federal tax	—	—	(30)
US state and local taxes	1	1	—
UK corporation tax	(2)	(33)	54
Other jurisdictions	41	42	41
Total current taxes	40	10	66
Non-current taxes:
US federal tax	3	5	(3)
US state and local taxes	—	—	(3)
UK corporation tax	4	(4)	—
Other jurisdictions	—	4	3
Total non-current taxes	7	5	(3)
Deferred taxes:
US federal tax	(44)	(6)	57
US state and local taxes	(41)	1	9
Effect of additional US valuation allowance	113	—	—
UK corporation tax	27	20	3
Other jurisdictions	(1)	2	8
Total deferred taxes	54	17	77
Total income taxes	$101	$32	$140

Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except percentages)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure	15	15	7
Movement in provision for non-current taxes	6	3	(3)
Impairment of non-qualifying goodwill	137	—	—
Impact of change in tax rate on deferred tax balances	(3)	(3)	(4)
Adjustment in respect of prior periods	6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss	—	—	4
Non-taxable profit on disposal of Gras Savoye	—	—	1
Effect of foreign exchange and other differences	2	1	11
Changes in valuation allowances applied to deferred tax assets	114	5	—
Net tax effect of intra-group items	(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings	(3)	6	(13)
Other jurisdictions and US state taxes	(24)	(35)	(20)
Provision for income taxes	$101	$32	$140

Significant components of deferred income tax assets and liabilities and their balance sheet classifications
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2012	2011
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$120	$116
US state net operating losses	64	56
US federal net operating losses	28	23
UK net operating losses	—	1
Other net operating losses	8	7
UK capital losses	42	45
Accrued retirement benefits	101	105
Deferred compensation	48	45
Stock options	40	34
Gross deferred tax assets	451	432
Less: valuation allowance	(221)	(102)
Net deferred tax assets	$230	$330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$118	$149
Cost of tangible assets, net of related amortization	51	42
Prepaid retirement benefits	35	36
Accrued revenue not currently taxable	29	26
Cash retention award	2	63
Tax-leasing transactions	1	2
Financial derivative transactions	2	4
Deferred tax liabilities	238	322
Net deferred tax (liability) asset	$(8)	$8

	December 31,
	2012	2011
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$13	$44
Deferred tax liabilities	(21)	(26)
Net current deferred tax assets	(8)	18
Non-current:
Deferred tax assets	18	22
Deferred tax liabilities	(18)	(32)
Net non-current deferred tax liabilities	—	(10)
Net deferred tax (liability) asset	$(8)	$8

Summary valuation allowances

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221
Year Ended December 31, 2011
Deferred tax valuation allowance	87	—	15	—	102
Year Ended December 31, 2010
Deferred tax valuation allowance	92	—	(4)	(1)	87

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
	(millions)
Balance at January 1	$16	$13	$17
Reductions due to a lapse of the applicable statute of limitation	(3)	—	(7)
Increases for positions taken in current period	8	—	—
Increases for positions taken in prior periods	16	—	—
Other movements	—	3	3
Balance at December 31	$37	$16	$13

Components Of Tax Charge Table [Text Block]
The tables below reflect the components of the three and six months ended June 30, 2013 and 2012 tax charge:

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Three months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$123	$(26)	21%
US ordinary income and tax charge	16	(3)	19%
As reported	$139	$(29)	21%
Three months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$146	$(36)	25%
As reported	$146	$(36)	25%

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Six months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$341	$(71)	21%
US ordinary income and tax charge	54	(6)	11%
As reported	$395	$(77)	19%
Six months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$443	$(109)	25%
Items where tax effect is treated discretely:
Write-off of uncollectible accounts receivable balance in North America	(12)	5	41%
As reported	$431	$(104)	24%

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Basic and diluted earnings per share
Basic and diluted earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions, except per share data)
Net income attributable to Willis Group Holdings	$105	$108	$324	$333

Basic average number of shares outstanding	175	173	174	174
Dilutive effect of potentially issuable shares	3	3	3	2
Diluted average number of shares outstanding	178	176	177	176
Basic earnings per share:
Continuing operations	$0.60	$0.62	$1.86	$1.91
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.60	$0.62	$1.86	$1.91

Dilutive effect of potentially issuable shares	(0.01)	(0.01)	(0.03)	(0.02)
Diluted earnings per share:
Continuing operations	$0.59	$0.61	$1.83	$1.89
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.59	$0.61	$1.83	$1.89

	Years ended December 31,
	2012	2011	2010
	(millions, except per share data)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Basic average number of shares outstanding	173	173	170
Dilutive effect of potentially issuable shares	—	3	1
Diluted average number of shares outstanding	173	176	171
Basic earnings per share:
Continuing operations	$(2.58)	$1.17	$2.68
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.18	$2.68
Dilutive effect of potentially issuable shares	—	(0.02)	(0.02)
Diluted earnings per share:
Continuing operations	$(2.58)	$1.15	$2.66
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.16	$2.66

Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Analysis of fixed asset activity

	Land and buildings(i)	Leasehold improvements	Furniture and equipment	Total
	(millions)
Cost: at January 1, 2011	$73	$192	$488	$753
Additions	—	24	87	111
Disposals	—	(13)	(52)	(65)
Foreign exchange	—	7	(14)	(7)
Cost: at December 31, 2011	73	210	509	792
Additions	3	16	116	135
Disposals	—	(4)	(59)	(63)
Foreign exchange	2	5	10	17
Cost: at December 31, 2012	$78	$227	$576	$881
Depreciation: at January 1, 2011	$(25)	$(56)	$(291)	$(372)
Depreciation expense provided(ii)	(3)	(15)	(58)	(76)
Disposals	—	13	45	58
Foreign exchange	—	(3)	7	4
Depreciation: at December 31, 2011	(28)	(61)	(297)	(386)
Depreciation expense provided	(3)	(17)	(59)	(79)
Disposals	—	4	56	60
Foreign exchange	(1)	(1)	(6)	(8)
Depreciation: at December 31, 2012	$(32)	$(75)	$(306)	$(413)
Net book value:
At December 31, 2011	$45	$149	$212	$406
At December 31, 2012	$46	$152	$270	$468
_________________________________

(i)
Included within land and buildings are assets held under capital leases: At December 31, 2012, cost and accumulated depreciation were $25 million and $4 million respectively (2011: $23 million and $2 million, respectively; 2010: $23 million and $1 million, respectively); Depreciation in the year ended December 31, 2012 was $1 million (2011: $1 million; 2010: $1 million).

(ii)	The depreciation charge for the year ended December 31, 2011 includes an element that is disclosed in salaries and benefits, separate to the depreciation charge line, of $2 million (2010: $nil).

Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by segment for the six months ended June 30, 2013 and the year ended December 31, 2012 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2012:
Goodwill, gross	$1,122	$1,782	$391	$3,295
Accumulated impairment losses	—	—	—	—
Goodwill, net	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the year	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012:
Goodwill, gross	$1,127	$1,792	$400	$3,319
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,127	$1,300	$400	$2,827
Goodwill acquired during the period	16	—	1	17
Foreign exchange	(7)	—	(8)	(15)
Balance at June 30, 2013:
Goodwill, gross	$1,136	$1,792	$393	$3,321
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,136	$1,300	$393	$2,829

	Global	North America	International	Total
	(millions)
Balance at January 1, 2011	$1,063	$1,783	$448	$3,294
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	—	10	10
Goodwill disposed of during the year	—	(3)	—	(3)
Other movements (i) (ii)	60	2	(61)	1
Foreign exchange	(1)	—	(8)	(9)
Balance at December 31, 2011	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge (see below)	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012	$1,127	$1,300	$400	$2,827

_________________________________

(i)	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.

(ii)
Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.

Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of major classes of amortizable intangible assets
The major classes of amortizable intangible assets are as follows:

	June 30, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$690	$(326)	$364	$717	$(340)	$377
Client Lists	3	(1)	2	3	(1)	2
Non-compete Agreements	4	—	4	3	—	3
Trade Names	2	(1)	1	11	(10)	1
Total Customer and Marketing Related	699	(328)	371	734	(351)	383
Contract based, Technology and Other	5	(3)	2	4	(2)	2
Total amortizable intangible assets	$704	$(331)	$373	$738	$(353)	$385

	December 31, 2012			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$717	$(340)	$377	$686	$(269)	$417
Client Lists	3	(1)	2	8	(7)	1
Non-compete Agreements	3	—	3	—	—	—
Trade Names	11	(10)	1	11	(10)	1
Total Customer and Marketing Related	734	(351)	383	705	(286)	419
Contract based, Technology and Other	4	(2)	2	4	(3)	1
Total amortizable intangible assets	$738	$(353)	$385	$709	$(289)	$420

Estimated aggregate amortization of intangible assets for each of the next five years
The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

	Remainder of 2013	2014	2015	2016	2017	Thereafter	Total
	(millions)
Amortization of intangible assets	$29	$49	$41	$36	$31	$187	$373

(millions)
2013	$55
2014	47
2015	40
2016	35
2017	30
Thereafter	178
Total	$385

Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
The Company's approximate interest in the outstanding stock of the more significant associates

		December 31,
	Country	2012	2011
Al-Futtaim Willis Co. L.L.C.	Dubai	49%	49%
GS & Cie Groupe	France	30%	30%

Condensed financial information for associates

	2012	2011	2010
	(millions)
Condensed statements of operations data (i):
Total revenues	$497	$527	$510
(Loss) income before income taxes	(17)	5	61
Net (loss) income	(14)	(2)	43
Condensed balance sheets data (i):
Total assets	1,670	1,882	2,043
Total liabilities	1,559	1,736	1,825
Stockholders’ equity	111	146	218

_________________________________

(i)	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2012.

Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Analysis of other assets
An analysis of other assets is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current assets
Prepayments and accrued income	$75	$61
Income tax receivable	32	50
Derivatives	26	14
Debt issuance costs	3	3
Other	71	53
Total other current assets	$207	$181
Other non-current assets
Deferred compensation plan assets	$97	$97
Derivatives	17	17
Prepayments and accrued income	21	24
Debt issuance costs	11	12
Other receivables	59	56
Total other non-current assets	$205	$206
Total other assets	$412	$387

	December 31,
	2012	2011
	(millions)
Other current assets
Unamortized cash retention awards	$7	$120
Prepayments and accrued income	61	45
Income taxes receivable	50	30
Derivatives	14	14
Debt issuance costs	3	3
Other receivables	46	47
Total other current assets	$181	$259
Other non-current assets
Unamortized cash retention awards	$2	$76
Prepayments and accrued income	24	45
Deferred compensation plan assets	97	89
Derivatives	17	38
Debt issuance costs	12	15
Other receivables	54	20
Total other non-current assets	$206	$283
Total other assets	$387	$542

Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Analysis of other liabilities
An analysis of other liabilities is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current liabilities
Accounts payable	$88	$88
Accrued dividends payable	50	47
Other taxes payable	52	44
Accrued interest payable	37	34
Derivatives	9	—
Other payables	122	114
Total other current liabilities	$358	$327
Other non-current liabilities
Incentives from lessors	$168	$173
Deferred compensation plan liability	97	101
Capital lease obligation	25	28
Other payables	81	73
Total other non-current liabilities	$371	$375
Total other liabilities	$729	$702

	December 31,
	2012	2011
	(millions)
Other current liabilities
Accounts payable	$88	$59
Accrued dividends payable	47	46
Other taxes payable	44	45
Accrued interest payable	34	37
Derivatives	—	7
Other payables	114	88
Total other current liabilities	$327	$282
Other non-current liabilities
Incentives from lessors	$173	$165
Deferred compensation plan liability	101	106
Capital lease obligation	28	26
Other payables	73	66
Total other non-current liabilities	$375	$363
Total other liabilities	$702	$645

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Deductions / Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Allowance for doubtful accounts	$13	$16	$(15)	$—	$14
Year Ended December 31, 2011
Allowance for doubtful accounts	$12	$4	$(3)	$—	$13
Year Ended December 31, 2010
Allowance for doubtful accounts	$16	$—	$(4)	$—	$12

Pension Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive loss
Amounts reclassified out of accumulated other comprehensive income into the statement of operations are as follows:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Three months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(2)	$(5)	Investment income
Foreign exchange contracts	1	(2)	Other operating expenses
	(1)	(7)	Total before tax
Tax	—	1
	$(1)	$(6)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(2)	$(2)	Salaries and benefits
Net actuarial loss	14	12	Salaries and benefits
	12	10	Total before tax
Tax	(1)	(3)
	$11	$7	Net of tax

Total reclassifications for the period	$10	$1

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Six months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(3)	$(3)	Investment income
Foreign exchange contracts	(1)	—	Other operating expenses
	(4)	(3)	Total before tax
Tax	1	1
	$(3)	$(2)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(3)	$(3)	Salaries and benefits
Net actuarial loss	27	24	Salaries and benefits
	24	21	Total before tax
Tax	(4)	(6)
	$20	$15	Net of tax

Total reclassifications for the period	$17	$13

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
		(millions)
Net actuarial loss	$831	$698	$332	$303
Prior service gain	(29)	(35)	—	—

Components of the net periodic benefit cost and other amounts
The components of the net periodic benefit (income) cost of the UK, US and international and US non-qualified defined benefit plans are as follows:

	Three months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$9	$9	$—	$—	$1	$1
Interest cost	27	27	9	10	2	1
Expected return on plan assets	(47)	(45)	(12)	(12)	(2)	(1)
Amortization of unrecognized prior service gain	(2)	(2)	—	—	—	—
Amortization of unrecognized actuarial loss	11	10	2	2	1	—
Net periodic benefit (income) cost	$(2)	$(1)	$(1)	$—	$2	$1

	Six months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$18	$17	$—	$—	$2	$2
Interest cost	54	54	19	20	3	3
Expected return on plan assets	(94)	(90)	(25)	(23)	(3)	(3)
Amortization of unrecognized prior service gain	(3)	(3)	—	—	—	—
Amortization of unrecognized actuarial loss	22	20	4	4	1	—
Net periodic benefit (income) cost	$(3)	$(2)	$(2)	$1	$3	$2

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2012	2011	2010	2012	2011	2010
			(millions)
Components of net periodic benefit cost:
Service cost	$35	$36	$37	$—	$—	$—
Interest cost	108	106	100	41	41	40
Expected return on plan assets	(181)	(161)	(141)	(46)	(44)	(42)
Amortization of unrecognized prior service gain	(6)	(5)	(5)	—	—	—
Amortization of unrecognized actuarial loss	39	30	37	8	3	3
Net periodic benefit (income) cost	$(5)	$6	$28	$3	$—	$1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$141	$164	$(20)	$37	$137	$29
Amortization of unrecognized actuarial loss	(39)	(30)	(37)	(8)	(3)	(3)
Prior service gain	—	(10)	—	—	—	—
Amortization of unrecognized prior service gain	6	5	5	—	—	—
Total recognized in other comprehensive income (loss)	$108	$129	$(52)	$29	$134	$26
Total recognized in net periodic benefit cost and other comprehensive income	$103	$135	$(24)	$32	$134	$27

Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$47	$9
Prior service gain	(6)	—

Schedule of other information concerning defined benefit pension plans

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.4%	4.8%	4.1%	4.6%
Rate of compensation increase	2.3%	2.1%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.8%	5.5%	4.6%	5.6%
Expected return on plan assets	7.5%	7.5%	7.3%	7.5%
Rate of compensation increase	2.1%	2.6%	N/A	N/A

Pension plan asset allocations based on fair values

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2012	2011	2012	2011
Equity securities	41%	42%	49%	44%
Debt securities	37%	35%	50%	54%
Hedge funds	17%	18%	—%	—%
Real estate	3%	4%	—%	—%
Cash	2%	1%	—%	—%
Other	—%	—%	1%	2%
Total	100%	100%	100%	100%

Changes in the UK pension plan's Level 3 assets

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2011	$483
Purchases, sales, issuances and settlements, net	2
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(2)
Balance at December 31, 2011	$476
Purchases, sales, issuances and settlements, net	(2)
Unrealized and realized gains relating to instruments still held at end of year	17
Foreign exchange	16
Balance at December 31, 2012	$507

Expected future benefit payments

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2013	81	33
2014	83	35
2015	86	38
2016	88	41
2017	91	43
2018-2022	497	267

UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	UK Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$492	$108	$—	$600
UK equities	317	59	—	376
Other equities	28	97	—	125
Fixed income securities:
US Government bonds	11	—	—	11
UK Government bonds	625	—	—	625
Other Government bonds	13	—	—	13
UK corporate bonds	112	—	—	112
Other corporate bonds	29	—	—	29
Derivatives	—	217	—	217
Real estate	—	—	76	76
Cash	53	—	—	53
Other investments:
Hedge funds	—	27	431	458
Other	8	13	—	21
Total	$1,688	$521	$507	$2,716

	UK Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$422	$93	$—	$515
UK equities	278	41	—	319
Other equities	15	137	—	152
Fixed income securities:
US Government bonds	—	—	—	—
UK Government bonds	599	—	—	599
Other Government bonds	1	—	—	1
UK corporate bonds	63	—	—	63
Other corporate bonds	23	—	—	23
Derivatives	—	158	—	158
Real estate	—	—	86	86
Cash	28	—	—	28
Other investments:
Hedge funds	—	26	388	414
Other	—	(7)	2	(5)
Total	$1,429	$448	$476	$2,353

US Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	US Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$144	$78	$—	$222
Non US equities	98	27	—	125
Fixed income securities:
US Government bonds	—	69	—	69
US corporate bonds	—	144	—	144
International fixed income securities	52	39	—	91
Municipal & Non US government bonds	—	35	—	35
Other investments:
Mortgage backed securities	—	13	—	13
Other	3	6	—	9
Total	$297	$411	$—	$708

	US Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$176	$—	$—	$176
Non US equities	101	—	—	101
Fixed income securities:
US Government bonds	—	92	—	92
US corporate bonds	—	130	—	130
International fixed income securities	48	33	—	81
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	10	—	10
Other	5	10	—	15
Total	$330	$307	$—	$637

US and UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,217	$1,906	$895	$756
Service cost	35	36	—	—
Interest cost	108	106	41	41
Employee contributions	2	2	—	—
Actuarial loss	186	272	71	127
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	111	(23)	—	—
Plan amendments	—	(10)	—	—
Benefit obligations, end of year	2,582	2,217	958	895
Change in plan assets:
Fair value of plan assets, beginning of year	2,353	2,085	637	602
Actual return on plan assets	226	269	80	34
Employee contributions	2	2	—	—
Employer contributions	92	92	40	30
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	120	(23)	—	—
Fair value of plan assets, end of year	2,716	2,353	708	637
Funded status at end of year	$134	$136	$(250)	$(258)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$134	$136	$—	$—
Liability for pension benefits	—	—	(250)	(258)

International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	International and US non-qualified Pension Plans
	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$135
Service cost	3	4
Interest cost	7	7
Actuarial loss (gain)	30	(4)
Benefits paid	(6)	(6)
Employee contributions	1	—
Curtailment	—	(1)
Reclassification from other non-current liabilities (i)	9	—
Foreign currency changes	5	(4)
Benefit obligations, end of year	180	131
Change in plan assets:
Fair value of plan assets, beginning of year	128	125
Actual return on plan assets	11	1
Employer contributions	11	13
Employee contributions	1	—
Benefits paid	(6)	(6)
Foreign currency changes	5	(5)
Fair value of plan assets, end of year	150	128
Funded status at end of year	$(30)	$(3)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$2	$9
Liability for pension benefits	$(32)	$(12)

Amounts recognized in accumulated other comprehensive loss

	International and US non-qualified Pension Benefits
	2012	2011	2010
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$4	$4
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Curtailment (gain) loss	—	(1)	1
Net periodic benefit cost	$4	$5	$6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	25	2	(13)
Total recognized in other comprehensive loss (income)	25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$29	$6	$(7)

Schedule of other information concerning defined benefit pension plans

International and US non-qualified Pension Benefits
	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50% - 3.75%	3.30% – 5.30%
Rate of compensation increase	2.00% - 2.00%	2.50% – 3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 5.30%	4.00% – 5.10%
Expected return on plan assets	2.00% - 5.73%	4.80% – 5.73%
Rate of compensation increase	2.50% - 3.00%	2.50% – 3.00%

Pension plan asset allocations based on fair values

	International and US non-qualified Pension Benefits
Asset Category	2012	2011
Equity securities	35%	35%
Debt securities	55%	58%
Real estate	3%	4%
Other	7%	3%
Total	100%	100%

	International and US non-qualified Pension Plans
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$24	$—	$—	$24
UK equities	5	—	—	5
Overseas equities	22	—	1	23
Fixed income securities:
Other Government bonds	49	—	—	49
Corporate bonds	—	9	—	9
Derivative instruments	—	24	—	24
Real estate	—	—	5	5
Cash	5	—	—	5
Other investments:
Other investments	—	1	5	6
Total	$105	$34	$11	$150

	International and US non-qualified Pension Plans
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$20	$—	$—	$20
UK equities	4	—	—	4
Overseas equities	18	—	1	19
Fixed income securities:
Other Government bonds	48	1	—	49
Derivative instruments	—	22	—	22
Real estate	—	—	5	5
Cash	4	—	—	4
Other investments:
Other investments	—	—	5	5
Total	$94	$23	$11	$128

Expected future benefit payments

International and US non-qualified
Pension
Expected future benefit payments	Benefits
(millions)
2013	$5
2014	5
2015	6
2016	6
2017	6
2018-2022	34

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short term debt and current portion of long-term debt
Short-term debt and current portion of the long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$15
Revolving credit facility	2	—
	$17	$15

	December 31,
	2012	2011
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$11
6.000% loan notes due 2012	—	4
	$15	$15

Long-term debt
Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)

5-year term loan facility expires 2016	$266	$274
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	14	18
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	1
	$2,326	$2,338

	December 31,
	2012	2011
	(millions)
5-year term loan facility expires 2016	$274	$289
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	18	20
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	—
	$2,338	$2,354

Analysis of interest expense

	Year ended December 31,
	2012	2011	2010
	(millions)
5-year term loan facility repaid 2011	$—	$14	$17
5-year term loan facility expires 2016	6	—	—
Revolving $300 million credit facility	—	4	3
Revolving $500 million credit facility	1	—	—
5.625% senior notes due 2015	12	12	14
12.875% senior notes due 2016	—	15	67
4.125% senior notes due 2016	13	10	—
6.200% senior notes due 2017	38	38	38
7.000% senior notes due 2019	21	21	21
5.125% senior notes due 2010	—	—	3
5.750% senior notes due 2021	29	23	—
Other(i)	8	19	3
Total interest expense	$128	$156	$166

_________________________________

(i)	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.

Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Provisions for Liabilities [Abstract]
Analysis of movements on provisions for liabilities

	Claims, lawsuits and other proceedings(i)	Other provisions(ii)	Total
		(millions)
Balance at January 1, 2011	$145	$34	$179
Net provisions made during the year	45	11	56
Utilized in the year	(31)	(7)	(38)
Foreign currency translation adjustment	(1)	—	(1)
Balance at December 31, 2011	$158	$38	$196
Net provisions made during the year	23	(2)	21
Utilized in the year	(31)	(10)	(41)
Foreign currency translation adjustment	2	2	4
Balance at December 31, 2012	$152	$28	$180

_________________________________

(i)
The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognized at December 31, 2012 amounted to $6 million (2011: $6 million).

(ii)	The ‘Other’ category includes amounts relating to vacant property provisions of $13 million (2011: $20 million).

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations

			Payments due by
Obligations	Total	2013	2014-2015	2016-2017	After 2017
	(millions)
5-year term loan facility expires 2016	$289	$15	$32	$242	$—
Interest on term loan	18	5	9	4	—
Revolving $500 million credit facility commitment fees	5	1	3	1	—
5.625% senior notes due 2015	350	—	350	—	—
Fair value adjustments on 5.625% senior notes due 2015	18	—	18	—	—
4.125% senior notes due 2016	300	—	—	300	—
6.200% senior notes due 2017	600	—	—	600	—
7.000% senior notes due 2019	300	—	—	—	300
5.750% senior notes due 2021	500	—	—	—	500
Interest on senior notes	625	119	229	148	129
Total debt and related interest	3,005	140	641	1,295	929
Operating leases(i)	1,274	127	222	166	759
Pensions	662	142	245	245	30
Other contractual obligations(ii)	99	31	23	10	35
Total contractual obligations	$5,040	$440	$1,131	$1,716	$1,753

_________________________________

(i)	Presented gross of sublease income.

(ii)
Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

(iii)	The above excludes $34 million of liabilities for unrecognized tax benefits as the Company is unable to reasonably predict the timing of settlement of these liabilities.

Future minimum rental commitments under all non-cancellable operating lease agreements

	Gross rental commitments	Rentals from subleases	Net rental commitments
		(millions)
2013	$127	$(15)	$112
2014	119	(14)	105
2015	103	(13)	90
2016	87	(13)	74
2017	79	(11)	68
Thereafter	759	(23)	736
Total	$1,274	$(89)	$1,185

Accumulated Other Comprehensive Loss, Net of Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Components of comprehensive income (loss)
The components of comprehensive income are as follows:

	Three months ended June 30, 2013			Three months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(15)	$—	$(15)	$(49)	$—	$(49)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	1	(2)	(1)	13	(4)	9
Amortization of unrecognized actuarial loss	14	(2)	12	12	(4)	8
Amortization of unrecognized prior service gain	(2)	1	(1)	(2)	1	(1)
	13	(3)	10	23	(7)	16
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	5	(1)	4
Interest rate swap reclassification adjustment	(2)	1	(1)	(5)	1	(4)
Gain on forward exchange contracts (effective element)	(1)	—	(1)	4	(1)	3
Forward exchange contracts reclassification adjustment	1	(1)	—	(2)	—	(2)
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	14	(3)	11	2	(1)	1
Other comprehensive income (loss)	12	(6)	6	(24)	(8)	(32)
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Other comprehensive income (loss) attributable to Willis Group Holdings	$12	$(6)	$6	$(23)	$(8)	$(31)

	Six months ended June 30, 2013			Six months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(89)	$—	$(89)	$(14)	$—	$(14)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	54	(15)	39	(8)	2	(6)
Amortization of unrecognized actuarial loss	27	(5)	22	24	(7)	17
Amortization of unrecognized prior service gain	(3)	1	(2)	(3)	1	(2)
	78	(19)	59	13	(4)	9
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	3	(1)	2
Interest rate swap reclassification adjustment	(3)	1	(2)	(3)	1	(2)
Gain on forward exchange contracts (effective element)	(14)	3	(11)	7	(2)	5
Forward exchange contracts reclassification adjustment	(1)	—	(1)	—	—	—
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	(2)	1	(1)	7	(2)	5
Other comprehensive (loss) income	(13)	(18)	(31)	6	(6)	—
Less: Other comprehensive income attributable to noncontrolling interests	1	—	1	—	—	—
Other comprehensive (loss) income attributable to Willis Group Holdings	$(12)	$(18)	$(30)	$6	$(6)	$—

The components of other comprehensive income (loss) are as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)
Other comprehensive income:
Foreign currency translation adjustments	$46	$—	$46	$(29)	$—	$(29)	$(8)	$—	$(8)
Unrealized holding gain	—	—	—	—	—	—	2	—	2
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	(31)	9	(22)	8	—	8	26	(9)	17
Net actuarial (loss) gain	(203)	36	(167)	(303)	95	(208)	4	5	9
Prior service gain	—	—	—	10	(3)	7	—	—	—
Amortization of unrecognized actuarial loss	47	(9)	38	34	(9)	25	40	(11)	29
Amortization of unrecognized prior service gain	(6)	1	(5)	(5)	1	(4)	(5)	1	(4)
	(193)	37	(156)	(256)	84	(172)	65	(14)	51
Derivative instruments:
Gain on interest rate swaps (effective element)	3	(1)	2	13	(3)	10	15	(4)	11
Interest rate reclassification adjustment	(5)	1	(4)	(14)	4	(10)	(26)	7	(19)
Gain on forward exchange contracts (effective element)	11	(2)	9	3	(1)	2	—	—	—
Forward exchange contract reclassification adjustment	(4)	1	(3)	(7)	2	(5)	20	(6)	14
	5	(1)	4	(5)	2	(3)	9	(3)	6
Other comprehensive (loss) income	(142)	36	(106)	(290)	86	(204)	68	(17)	51
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1	2	—	2
Other comprehensive (loss) income attributable to Willis Group Holdings	$(142)	$36	$(106)	$(289)	$86	$(203)	$70	$(17)	$53

Components of accumulated other comprehensive loss, net of tax
The components of accumulated other comprehensive loss, net of tax, are as follows:

	Net foreign currency translation adjustment	Pension funding adjustment	Net unrealized gain on derivative instruments	Total
	(millions)
Balance at December 31, 2012	$(34)	$(831)	$15	$(850)
Other comprehensive income before reclassifications	(88)	39	2	(47)
Amounts reclassified from accumulated other comprehensive income	—	20	(3)	17
Net current-period other comprehensive income, net of tax and noncontrolling interests	(88)	59	(1)	(30)
Balance at June 30, 2013	$(122)	$(772)	$14	$(880)

	December 31,
	2012	2011	2010
	(millions)
Net foreign currency translation adjustment	$(37)	$(83)	$(54)
Pension funding adjustment	(831)	(675)	(503)
Net unrealized gain on derivative instruments	15	11	14
Accumulated other comprehensive loss, net of tax	(853)	(747)	(543)
Less: accumulated other comprehensive loss attributable to noncontrolling interests	3	3	2
Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	$(850)	$(744)	$(541)

Equity and Noncontrolling Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Equity and noncontrolling interests
The components of stockholders’ equity and noncontrolling interests are as follows:

	June 30, 2013			June 30, 2012
	Willis Group Holdings stockholders	Noncontrolling interests	Total equity	Willis Group Holdings stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at beginning of period	$1,699	$26	$1,725	$2,486	$31	$2,517
Comprehensive income:
Net income	324	6	330	333	9	342
Other comprehensive income, net of tax	(30)	(1)	(31)	—	—	—
Comprehensive income	294	5	299	333	9	342
Dividends	(98)	(8)	(106)	(94)	(11)	(105)
Additional paid-in capital	86	—	86	39	—	39
Repurchase of shares (i)	—	—	—	(56)	—	(56)
Additional noncontrolling interests	—	—	—	2	1	3
Purchase of subsidiary shares from noncontrolling interests	(4)	—	(4)	(23)	(6)	(29)
Balance at end of period	$1,977	$23	$2,000	$2,687	$24	$2,711
 _________________________________

(i)	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012

	December 31, 2012			December 31, 2011			December 31, 2010
	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at January 1,	$2,486	$31	$2,517	$2,577	$31	$2,608	$2,180	$49	$2,229
Comprehensive income:
Net (loss) income	(446)	13	(433)	204	16	220	455	15	470
Other comprehensive (loss) income, net of tax	(106)	—	(106)	(203)	(1)	(204)	53	(2)	51
Comprehensive (loss) income	(552)	13	(539)	1	15	16	508	13	521
Dividends	(187)	(11)	(198)	(180)	(15)	(195)	(178)	(26)	(204)
Additional paid-in capital	81	—	81	88	—	88	67	—	67
Repurchase of shares (i)	(100)	—	(100)	—	—	—	—	—	—
Purchase of subsidiary shares from noncontrolling interests	(31)	(8)	(39)	—	—	—	—	(5)	(5)
Additional noncontrolling interests	2	1	3	—	—	—	—	—	—
Balance at December 31,	$1,699	$26	$1,725	$2,486	$31	$2,517	$2,577	$31	$2,608

_________________________________

(i)	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.

Effects of changes in ownership interest in subsidiaries
The effects on equity of changes in Willis Group Holdings ownership interest in its subsidiaries are as follows:

	June 30, 2013	June 30, 2012
	(millions)
Net income attributable to Willis Group Holdings	$324	$333
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings paid-in capital for purchase of noncontrolling interests	(4)	(23)
Increase in Willis Group Holdings paid-in capital for sale of noncontrolling interests	—	2
Net transfers to noncontrolling interests	(4)	(21)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests	$320	$312

	Years ended December 31,
	2012	2011	2010
		(millions)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest	(31)	—	(19)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest	2	—	—
Net transfers from noncontrolling interest	(29)	—	(19)
Change from net (loss) income attributable to Willis Group Holdings and transfers from noncontrolling interests	$(475)	$204	$436

Supplemental Disclosures of Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Six months ended June 30,
	2013	2012
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$26	$21
Cash payments for interest	59	57
Acquisitions:
Fair value of assets acquired	$46	$—
Less: Liabilities assumed	(30)	—
Net assets acquired, net of cash acquired	$16	$—

	Years Ended December 31,
	2012	2011	2010
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$63	$15	$99
Cash payments for interest	118	128	163
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs	$—	$(23)	$—
Assets acquired under capital leases	2	—	23
Deferred payments on acquisitions of subsidiaries	4	6	—
Deferred payments on acquisitions of noncontrolling interests	—	—	13
Acquisitions:
Fair value of assets acquired	$23	$6	$12
Less:
Liabilities assumed	(3)	(3)	(18)
Cash acquired	—	(3)	—
Net assets (liabilities assumed) acquired, net of cash acquired	$20	$—	$(6)

Derivative Financial Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate risk

		December 31,
		Notional	Termination	Weighted Average Interest Rates
		Amount (i)	Dates	Receive	Pay
		(millions)		%	%
2012
US dollar	Receive fixed-pay variable	$—	—	—	—
Pounds sterling	Receive fixed-pay variable	—	—	—	—
Euro	Receive fixed-pay variable	—	—	—	—
2011
US dollar	Receive fixed-pay variable	$740	2012-2015	2.20	0.88
Pounds sterling	Receive fixed-pay variable	241	2012-2015	3.00	1.35
Euro	Receive fixed-pay variable	143	2012-2015	2.31	1.33

_________________________________

(i)	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

Foreign currency risk
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	Sell	Fair value
	(millions)
US dollar	$205	$(13)
Euro	87	2
Japanese yen	38	4

	December 31,
	Sell 2012(i)	Sell 2011
	(millions)
US dollar	$255	$235
Euro	55	129
Japanese yen	32	50
_________________________________

(i)	Forward exchange contracts range in maturity from 2013 to 2014.

Derivative financial and hedging instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Forward exchange contracts	Other assets	$7	$9
Interest rate swaps (fair value hedges)	Other assets	—	22
Treasury locks (cash flow hedges)	Other assets	17	—
Total derivatives designated as hedging instruments		$24	$31
Liabilities:
Forward exchange contracts	Other liabilities	$14	$—
Treasury locks (cash flow hedges)	Other liabilities	—	—
Total derivatives designated as hedging instruments		$14	$—

The table below presents the fair value of the Company’s derivative financial instruments that are no longer in a hedging relationship and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments no longer designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Interest rate swaps	Other assets	$19	$—

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2012	2011
		(millions)
Assets:
Interest rate swaps (cash flow hedges)	Other assets	$—	$15
Interest rate swaps (fair value hedges)	Other assets	22	26
Forward exchange contracts	Other assets	9	11
Total derivatives designated as hedging instruments		$31	$52
Liabilities:
Interest rate swaps (cash flow hedges)	Other liabilities	$—	$—
Forward exchange contracts	Other liabilities	—	11
Total derivatives designated as hedging instruments		$—	$11

Derivatives in cash flow hedging relationships
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for the three and six months ended June 30, 2013 and 2012:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Three months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(2)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(1)	Other operating expenses	1	Interest expense	—
Total	$15		$(1)		$1
Three months ended June 30, 2012
Interest rate swaps	$5	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	4	Other operating expenses	(2)	Interest expense	(1)
Total	$9		$(7)		$(1)
Six months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(3)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(14)	Other operating expenses	(1)	Interest expense	—
Total	$2		$(4)		$1
Six months ended June 30, 2012
Interest rate swaps	$3	Investment income	$(3)	Other operating expenses	$—
Forward exchange contracts	7	Other operating expenses	—	Interest expense	—
Total	$10		$(3)		$—
 ____________________
Amounts above shown gross of tax.
(i) Other Comprehensive Income

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	11	Other operating expenses	(4)	Interest expense	1
Total	$14		$(9)		$1
Year Ended December 31, 2011
Interest rate swaps	$13	Investment income	$(14)	Other operating expenses	$—
Forward exchange contracts	3	Other operating expenses	(7)	Interest expense	(2)
Total	$16		$(21)		$(2)
Year Ended December 31, 2010
Interest rate swaps	$15	Investment income	$(26)	Other operating expenses	$—
Forward exchange contracts	—	Other operating expenses	20	Interest expense	—
Total	$15		$(6)		$—

_________________________________
Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.

Derivative in fair value hedging relationships
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The table below presents the effects of derivative financial instruments no longer in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative no longer in fair value hedging relationships	Hedged item no longer in fair value hedging relationship	(Loss) gain recognized for derivative	Amortization of prior loss recognized on hedged item	Net (loss) gain recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(2)	$(1)
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(4)	$1
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—

Derivatives in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Year Ended December 31, 2012
Interest rate swaps	5.625% senior notes due 2015	$(3)	$2	$1
Year Ended December 31, 2011
Interest rate swaps	5.625% senior notes due 2015	$7	$(8)	$1
Year Ended December 31, 2010
Interest rate swaps	5.625% senior notes due 2015	$14	$(12)	$2

Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$503	$—	$—	$503
Fiduciary funds (included within Fiduciary assets)	1,950	—	—	1,950
Derivative financial instruments	—	43	—	43
Total assets	$2,453	$43	$—	$2,496

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt (i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18
____________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

	December 31, 2011
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$436	$—	$—	$436
Fiduciary funds (included within Fiduciary assets)	1,688	—	—	1,688
Derivative financial instruments	—	52	—	52
Total assets	$2,124	$52	$—	$2,176
Liabilities at fair value:
Derivative financial instruments	$—	$11	$—	$11
Changes in fair value of hedged debt(i)	—	20	—	20
Total liabilities	$—	$31	$—	$31

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt(i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18

_________________________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

Summary of the estimated fair value of the company's financial instruments held or issued to finance the company's operations
The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	June 30, 2013		December 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	(millions)
Assets:
Derivative financial instruments	$43	$43	$31	$31
Liabilities:
Short-term debt	$17	$17	$15	$15
Long-term debt	2,326	2,509	2,338	2,576
Derivative financial instruments	14	14	—	—

	December 31,
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Derivative financial instruments	$31	$31	$52	$52
Liabilities:
Short-term debt	$15	$15	$15	$15
Long-term debt	2,338	2,576	2,354	2,499
Derivative financial instruments	—	—	11	11

Segment Information (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Information regarding operating segments
Selected information regarding the Company’s segments is as follows:

	Three months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$305	$1	$—	$306	$7	$106	$—
North America	333	—	2	335	9	57	—
International	247	2	—	249	5	27	(3)
Total Retail	580	2	2	584	14	84	(3)
Total Segments	885	3	2	890	21	190	(3)
Corporate and Other (i)	—	—	—	—	14	(19)	—
Total Consolidated	$885	$3	$2	$890	$35	$171	$(3)

	Three months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$282	$1	$—	$283	$6	$94	$—
North America	314	1	—	315	8	48	—
International	241	3	—	244	5	40	(1)
Total Retail	555	4	—	559	13	88	(1)
Total Segments	837	5	—	842	19	182	(1)
Corporate and Other (i)	—	—	—	—	15	(3)	—
Total Consolidated	$837	$5	$—	$842	$34	$179	$(1)
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Three months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(14)	$(15)
Foreign exchange gain on the UK pension plan asset	1	(2)
Insurance recovery (a)	—	5
Other	(6)	9
Total Corporate and Other	$(19)	$(3)
 _________________________________

(a)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

	Six months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(28)	$(30)
Foreign exchange hedging	—	2
Foreign exchange gain on the UK pension plan asset	1	(1)
Write-off of uncollectible accounts receivable balance in Chicago and associated legal fees (a)	—	(13)
Expense reduction initiative (b)	(46)	—
Insurance recovery (c)	—	5
Other	(5)	9
Total Corporate and Other	$(78)	$(28)
 _________________________________

(a)	Write-off of uncollectible accounts receivable balance in relation to a previously disclosed fraudulent overstatement of Commissions and fees.

(b)	Charge related to the assessment of the Company's organizational design.

(c)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

	Six months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$688	$2	$—	$690	$14	$277	$—
North America	696	1	3	700	18	146	—
International	547	4	—	551	10	113	12
Total Retail	1,243	5	3	1,251	28	259	12
Total Segments	1,931	7	3	1,941	42	536	12
Corporate and Other (i)	—	—	—	—	33	(78)	—
Total Consolidated	$1,931	$7	$3	$1,941	$75	$458	$12

	Six months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$652	$3	$—	$655	$13	$273	$—
North America	660	1	3	664	16	130	—
International	530	6	—	536	9	121	14
Total Retail	1,190	7	3	1,200	25	251	14
Total Segments	1,842	10	3	1,855	38	524	14
Corporate and Other (i)	—	—	—	—	30	(28)	—
Total Consolidated	$1,842	$10	$3	$1,855	$68	$496	$14
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)	Interest in earnings of associates, net of tax
				(millions)
Year Ended December 31, 2012
Global	$1,124	$5	$—	$1,129	$27	$372	$—
North America	1,306	3	4	1,313	31	240	—
International	1,028	10	—	1,038	21	183	5
Total Retail	2,334	13	4	2,351	52	423	5
Total Operating Segments	3,458	18	4	3,480	79	795	5
Corporate and Other(i)	—	—	—	—	59	(1,004)	—
Total Consolidated	$3,458	$18	$4	$3,480	$138	$(209)	$5
Year Ended December 31, 2011
Global	$1,073	$9	$—	$1,082	$23	$352	$—
North America	1,314	7	2	1,323	28	271	—
International	1,027	15	—	1,042	18	221	12
Total Retail	2,341	22	2	2,365	46	492	12
Total Operating Segments	3,414	31	2	3,447	69	844	12
Corporate and Other(i)	—	—	—	—	73	(278)	—
Total Consolidated	$3,414	$31	$2	$3,447	$142	$566	$12
Year Ended December 31, 2010
Global	$987	$9	$—	$996	$18	$320	$—
North America	1,369	15	1	1,385	23	320	—
International	937	14	—	951	22	226	23
Total Retail	2,306	29	1	2,336	45	546	23
Total Operating Segments	3,293	38	1	3,332	63	866	23
Corporate and Other(i)	—	—	—	—	82	(113)	—
Total Consolidated	$3,293	$38	$1	$3,332	$145	$753	$23

_________________________________

(i)	See the following table for an analysis of the ‘Corporate and other’ line.

Corporate and other information

	Years ended December 31,
	2012	2011	2010
	(millions)
Amortization of intangible assets	$(59)	$(68)	$(82)
Additional incentive accrual for change in remuneration policy (a)	(252)	—	—
Write-off of unamortized cash retention awards debtor (b)	(200)	—	—
Goodwill impairment charge (c)	(492)	—	—
India joint venture settlement (d)	(11)	—	—
Insurance recovery (e)	10	—	—
Write-off of uncollectible accounts receivable balance in Chicago (f)	(13)	(22)	—
Net gain (loss) on disposal of operations (d)	(3)	4	(2)
Foreign exchange hedging	8	5	(16)
Foreign exchange gain (loss) on the UK pension plan asset	(1)	—	3
2011 Operational Review	—	(180)	—
FSA regulatory settlement	—	(11)	—
Venezuela currency devaluation	—	—	(12)
Other(g)	9	(6)	(4)
Total Corporate and Other	$(1,004)	$(278)	$(113)

_________________________________

(a)	Additional incentive accrual recognized following the replacement of annual incentive awards with annual cash bonuses which will not feature a repayment requirement.

(b)	Write-off of unamortized cash retention awards following decision to eliminate the repayment requirement on past awards.

(c)	Non-cash charge recognized related to the impairment of the carrying value of the North America reporting unit's goodwill.

(d)
$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.

(e)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.

(f)
In early 2012 the Company identified an uncollectible accounts receivable balance of approximately $28 million in Chicago due to fraudulent overstatements of Commissions and fees.  For the year ended December 31, 2011, the Company recorded an estimate of the misstatement of Commissions and fees from prior periods by recognizing in the fourth quarter of 2011 a $22 million charge to Other operating expenses to write off the uncollectible receivable at January 1, 2011.

The Company concluded its internal investigation into these matters in the three months ended March 31, 2012 and identified an additional $12 million in fraudulent overstatement of Commissions and fees, and has corrected the additional misstatement by recognizing a $13 million charge (including legal expenses) to Other operating expenses in the first quarter of 2012. The above amount represents the additional charge taken.

(g)	Other includes $7 million (2011: $12 million, 2010: $7 million) from the release of funds and reserves related to potential legal liabilities.

Total consolidated operating income
The following table reconciles total consolidated operating income, as disclosed in the segment tables above, to consolidated income before income taxes and interest in earnings of associates:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions)
Total consolidated operating income	$171	$179	$458	$496
Interest expense	(32)	(33)	(63)	(65)
Income before income taxes and interest in earnings of associates	$139	$146	$395	$431

	Years ended December 31,
	2012	2011	2010
	(millions)
Total consolidated operating income	$(209)	$566	$753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—
Interest expense	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

Operating segment revenue by product

	Years ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
	Global			North America			International			Total
	(millions)
Commissions and fees:
Retail insurance services	$—	$—	$—	$1,306	$1,314	$1,369	$1,028	$1,027	$937	$2,334	$2,341	$2,306
Specialty insurance services	1,124	1,073	987	—	—	—	—	—	—	1,124	1,073	987
Total commissions and fees	1,124	1,073	987	1,306	1,314	1,369	1,028	1,027	937	3,458	3,414	3,293
Investment income	5	9	9	3	7	15	10	15	14	18	31	38
Other income	—	—	—	4	2	1	—	—	—	4	2	1
Total Revenues	$1,129	$1,082	$996	$1,313	$1,323	$1,385	$1,038	$1,042	$951	$3,480	$3,447	$3,332

Information regarding geographic locations

	Years Ended December 31,
	2012	2011	2010
	(millions)
Commissions and fees(i)
UK	$980	$963	$902
US	1,484	1,461	1,503
Other(ii)	994	990	888
Total	$3,458	$3,414	$3,293

	December 31,
	2012	2011
	(millions)
Fixed assets
UK	$218	$171
US	207	194
Other(ii)	43	41
Total	$468	$406

_________________________________

(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.

Subsidiary Undertakings (Tables)	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
List of Group's subsidiary undertakings

Subsidiary name	Country of registration	Class of share	Percentage ownership
Holding companies
TAI Limited	England and Wales	Ordinary shares	100%
Trinity Acquisition plc	England and Wales	Ordinary shares	100%
Willis Faber Limited	England and Wales	Ordinary shares	100%
Willis Group Limited	England and Wales	Ordinary shares	100%
Willis Investment UK Holdings Limited	England and Wales	Ordinary shares	100%
Willis Netherlands Holdings B.V.	Netherlands	Ordinary shares	100%
Willis Europe B.V.	England and Wales	Ordinary shares	100%
Insurance broking companies
Willis HRH, Inc.	USA	Common shares	100%
Willis Limited	England and Wales	Ordinary shares	100%
Willis North America, Inc.	USA	Common shares	100%
Willis Re, Inc.	USA	Common shares	100%

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Tables)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries [Abstract]
Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	—	(22)	(506)	—	(529)
Other operating expenses	(1)	(26)	(42)	(142)	56	(155)
Depreciation expense	—	(1)	(7)	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(27)	(71)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(24)	(71)	216	52	171
Investment income from Group undertakings	—	88	73	5	(166)	—
Interest expense	(10)	(50)	(36)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	14	(34)	133	38	139
Income taxes	—	5	—	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	19	(34)	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	93	48	—	(258)	—
NET INCOME	105	112	14	88	(212)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$14	$86	$(212)	$105

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(2)	(33)	(87)	3	(129)
Depreciation expense	—	(1)	(4)	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(3)	(43)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	—	(43)	221	11	179
Investment income from Group undertakings	—	93	66	19	(178)	—
Interest expense	(10)	(64)	(37)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	29	(14)	167	(16)	146
Income taxes	5	1	5	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	30	(9)	126	(22)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	92	18	—	(233)	—
INCOME FROM CONTINUING OPERATIONS	108	122	9	123	(253)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	9	124	(253)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$9	$122	$(253)	$108

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,414	$—	$3,414
Investment income	—	11	2	29	(11)	31
Other income	—	—	—	24	(22)	2
Total revenues	—	11	2	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	—	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	32	(98)	(571)	(2)	(656)
Depreciation expense	—	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	—	7	(3)	4
Total expenses	(20)	32	(181)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	43	(179)	754	(32)	566
Investment income from Group undertakings	35	406	341	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	—	(171)
Interest expense	(34)	(251)	(159)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	27	3	265	(37)	239
Income taxes	—	56	27	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	83	30	148	(35)	207
Interest in earnings of associates, net of tax	—	—	—	4	8	12
Equity account for subsidiaries	223	91	(66)	—	(248)	—
INCOME (LOSS) FROM CONTINUING OPERATIONS	204	174	(36)	152	(275)	219
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME (LOSS)	204	174	(36)	153	(275)	220
Less: Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
NET INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$(36)	$137	$(275)	$204
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,293	$—	$3,293
Investment income	—	10	2	36	(10)	38
Other income	—	—	—	1	—	1
Total revenues	—	10	2	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(10)	(45)	(825)	(19)	(564)
Depreciation expense	—	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	—	350	(5)	(2)
Total expenses	(12)	(10)	(119)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	—	(117)	901	(19)	753
Investment income from Group undertakings	—	1,683	356	952	(2,991)	—
Interest expense	—	(423)	(157)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,260	82	1,479	(2,222)	587
Income taxes	—	16	29	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,276	111	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23
Equity account for subsidiaries	467	(823)	(76)	—	432	—
INCOME FROM CONTINUING OPERATIONS	455	453	35	1,309	(1,782)	470
Discontinued operations, net of tax	—	—	—	—	—	—
NET INCOME	455	453	35	1,309	(1,782)	470
Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$35	$1,294	$(1,782)	$455
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	11	1	17	(11)	18
Other income	—	—	—	97	(93)	4
Total revenues	—	11	1	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	—	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(82)	(79)	(419)	3	(581)
Depreciation expense	—	(1)	(15)	(63)	—	(79)
Amortization of intangible assets	—	—	—	(71)	12	(59)
Goodwill impairment charge	—	—		(492)	—	(492)
Net loss on disposal of operations	—	—	—	(28)	25	(3)
Total expenses	(6)	(83)	(190)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(72)	(189)	122	(64)	(209)
Investment income from Group undertakings	6	1,078	254	220	(1,558)	—
Interest expense	(43)	(239)	(155)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	767	(90)	65	(1,036)	(337)
Income taxes	—	28	34	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	795	(56)	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,184)	(172)	—	1,759	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(228)	(105)	735	(433)
Discontinued operations, net of tax	—	—	—	—	—	—
NET LOSS	(446)	(389)	(228)	(105)	735	(433)
Less: Net loss attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(228)	$(118)	$735	$(446)

Condensed Consolidating Statement of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$18	$1,375	$(1,881)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$18	$1,362	$(1,881)	$508
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(263)	$(213)	$975	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(263)	$(226)	$975	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$(117)	$(50)	$206	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(117)	$(65)	$206	$1
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$508	$501	$1,375	$(1,863)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,362	$(1,863)	$508
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income (loss)	$1	$(24)	$(50)	$89	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(65)	$89	$1
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive loss	$(552)	$(486)	$(213)	$712	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(226)	$712	$(552)

Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	—	2	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	91	25	263	(173)	207
Total current assets	2	96	27	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,763	646	3,807	(6,001)	—
Amounts owed by (to) Group undertakings	4,047	(3,926)	653	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	12	57	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	138	34	165	(136)	205
Total non-current assets	4	150	91	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	—	15	397	(1)	414
Income taxes payable	—	34	—	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	—	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	—	49	277	(30)	358
Total current liabilities	66	53	64	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	266	1,264	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	5	6	361	(1)	371
Total non-current liabilities	795	271	1,270	874	(37)	3,173
TOTAL LIABILITIES	$861	$324	$1,334	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	83	5,549	(4,391)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	83	5,572	(4,391)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
 Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$—	$163	$273	$—	$436
Accounts receivable, net	2	—	3	877	28	910
Fiduciary assets	—	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	—	43	—	44
Other current assets	1	52	21	271	(86)	259
Total current assets	3	53	187	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	3,778	1,482	3,848	(8,085)	—
Amounts owed by (to) Group undertakings	4,354	(4,716)	476	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	4	59	345	(2)	406
Goodwill	—	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	—	435	(15)	420
Investments in associates	—	—	—	(45)	215	170
Deferred tax assets	—	—	—	22	—	22
Pension benefits asset	—	—	—	145	—	145
Other non-current assets	5	170	43	192	(127)	283
Total non-current assets	5	174	102	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	—	318	—	320
Income taxes payable	—	40	—	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	—	4	—	15
Deferred tax liabilities	—	—	1	25	—	26
Other current liabilities	56	11	57	185	(27)	282
Total current liabilities	58	62	58	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	289	1,270	—	—	2,354
Liabilities for pension benefits	—	—	—	270	—	270
Deferred tax liabilities	—	5	35	(9)	1	32
Provisions for liabilities	—	—	—	198	(2)	196
Other non-current liabilities	—	9	9	345	—	363
Total non-current liabilities	795	303	1,314	804	(1)	3,215
TOTAL LIABILITIES	$853	$365	$1,372	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	875	6,599	(6,398)	2,486
Noncontrolling interests	—	—	—	31	—	31
Total equity	2,486	(1,076)	875	6,630	(6,398)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$41	$(25)	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	2	6	—	8
Additions to fixed assets	—	(1)	(8)	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(1)	(6)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	(8)	—	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	(27)	31	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(35)	31	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$59	$35	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(5)	(7)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(5)	(7)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	—	50
Repayments of debt	—	(5)	—	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(99)	(191)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	—	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(54)	(191)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$780	$69	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(7)	(19)	(109)		(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Additions to intangible assets	—	—	—	(2)	—	(2)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	—	—	—
Net cash used in investing activities	—	(7)	(19)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	—	1
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(759)	(213)	697	—	—
Dividends paid	(185)	—	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(773)	(213)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	—	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$184	$88	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(4)	(21)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	14	—	14
Net cash used in investing activities	—	(4)	(21)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	—	300
Repayments of debt	—	(500)	(411)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	—	(158)
Proceeds from issue of shares	60	—	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	187	521	(82)	—	—
Dividends paid	(180)	—	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	—	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(180)	20	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,170	$83	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2
Net cash (used in) provided by investing activities	—	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	90	—	—	90
Repayments of debt	—	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Amounts owed by/to Group undertakings	106	(317)	6	205	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(133)	(849)	—	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,170)	(104)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$76	$240	$—	$316

Condensed Consolidated Statement Of Comprehensive Income Table [Text Block]
Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$885	$—	$885
Investment income	—	3	3	(3)	3
Other income	—	—	2	—	2
Total revenues	—	3	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	(506)	—	(529)
Other operating expenses	(1)	(68)	(142)	56	(155)
Depreciation expense	—	(8)	(13)	—	(21)
Amortization of intangible assets	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(2)	(98)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	216	52	171
Investment income from Group undertakings	—	161	5	(166)	—
Interest expense	(10)	(86)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	133	38	139
Income taxes	—	5	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(15)	93	44	110
Interest in earnings of associates, net of tax	—	—	(5)	2	(3)
Equity account for subsidiaries	117	127	—	(244)	—
NET INCOME	105	112	88	(198)	107
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$86	$(198)	$105

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$80	$(196)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$78	$(196)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$837	$—	$837
Investment income	—	3	5	(3)	5
Other income	—	—	—	—	—
Total revenues	—	3	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(35)	(87)	3	(129)
Depreciation expense	—	(5)	(14)	—	(19)
Amortization of intangible assets	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	(7)	7	—
Total expenses	(10)	(46)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	221	11	179
Investment income from Group undertakings	—	159	19	(178)	—
Interest expense	(10)	(101)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	15	167	(16)	146
Income taxes	5	6	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	21	126	(22)	110
Interest in earnings of associates, net of tax	—	—	(3)	2	(1)
Equity account for subsidiaries	123	101	—	(224)	—
INCOME FROM CONTINUING OPERATIONS	108	122	123	(244)	109
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	108	122	124	(244)	110
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$122	$(244)	$108

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$79	$(172)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$78	$(172)	$77

 Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,931	$—	$1,931
Investment income	—	6	7	(6)	7
Other income	—	—	(183)	186	3
Total revenues	—	6	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	(246)	56	(311)
Depreciation expense	—	(12)	(35)	—	(47)
Amortization of intangible assets	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(6)	(173)	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	394	237	458
Investment income from Group undertakings	—	307	48	(355)	—
Interest expense	(21)	(165)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(25)	269	178	395
Income taxes	—	6	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(19)	182	182	318
Interest in earnings of associates, net of tax	—	—	8	4	12
Equity account for subsidiaries	351	367	—	(718)	—
NET INCOME	324	348	190	(532)	330
Less: Net income attributable to noncontrolling interests	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$184	$(532)	$324

 Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$143	$(456)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$138	$(456)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,842	$—	$1,842
Investment income	—	6	10	(6)	10
Other income	—	—	96	(93)	3
Total revenues	—	6	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	(983)	—	(1,006)
Other operating expenses	(7)	(54)	(228)	4	(285)
Depreciation expense	—	(8)	(30)	—	(38)
Amortization of intangible assets	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	(23)	23	—
Total expenses	(8)	(84)	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(78)	648	(66)	496
Investment income from Group undertakings	—	316	14	(330)	—
Interest expense	(21)	(201)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	37	520	(97)	431
Income taxes	7	13	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	50	403	(104)	327
Interest in earnings of associates, net of tax	—	—	10	4	14
Equity account for subsidiaries	355	303	—	(658)	—
INCOME FROM CONTINUING OPERATIONS	333	353	413	(758)	341
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	333	353	414	(758)	342
Less: Net income attributable to noncontrolling interests	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$405	$(758)	$333

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Condensed Consolidated Statement of Operations
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,293	$—	$3,293
Investment income	—	12	36	(10)	38
Other income	—	—	1	—	1
Total revenues	—	12	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(55)	(825)	(19)	(564)
Depreciation expense	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	350	(5)	(2)
Total expenses	(12)	(129)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	(117)	901	(19)	753
Investment income from Group undertakings	—	2,039	952	(2,991)	—
Interest expense	—	(580)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,342	1,479	(2,222)	587
Income taxes	—	45	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,387	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	16	7	23
Equity account for subsidiaries	467	(934)	—	467	—
INCOME FROM CONTINUING OPERATIONS	455	453	1,309	(1,747)	470
NET INCOME	455	453	1,309	(1,747)	470
Less: Net income attributable to noncontrolling interests	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,294	$(1,747)	$455
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,458	$—	$3,458
Investment income	—	12	17	(11)	18
Other income	—	—	97	(93)	4
Total revenues	—	12	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(161)	(419)	3	(581)
Depreciation expense	—	(16)	(63)	—	(79)
Amortization of intangible assets	—	—	(71)	12	(59)
Goodwill impairment charge	—	—	(492)	—	(492)
Net loss on disposal of operations	—	—	(28)	25	(3)
Total expenses	(6)	(273)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(261)	122	(64)	(209)
Investment income from Group undertakings	6	1,332	220	(1,558)	—
Interest expense	(43)	(394)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	677	65	(1,036)	(337)
Income taxes	—	62	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	739	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,128)	—	1,531	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(105)	507	(433)
Discontinued operations, net of tax	—	—	—	—	—
NET LOSS	(446)	(389)	(105)	507	(433)
Less: Net income attributable to noncontrolling interests	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(118)	$507	$(446)
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,414	$—	$3,414
Investment income	—	13	29	(11)	31
Other income	—	—	24	(22)	2
Total revenues	—	13	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	(66)	(571)	(2)	(656)
Depreciation expense	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	7	(3)	4
Total expenses	(20)	(149)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	(136)	754	(32)	566
Investment income from Group undertakings	35	747	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	(171)
Interest expense	(34)	(410)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	30	265	(37)	239
Income taxes	—	83	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	113	148	(35)	207
Interest in earnings of associates, net of tax	—	—	4	8	12
Equity account for subsidiaries	223	61	—	(284)	—
INCOME FROM CONTINUING OPERATIONS	204	174	152	(311)	219
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	204	174	153	(311)	220
Less: Net income attributable to noncontrolling interests	—	—	(16)	—	(16)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$137	$(311)	$204

Condensed Consolidating Statement of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$18	$1,375	$(1,881)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$18	$1,362	$(1,881)	$508
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(263)	$(213)	$975	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(263)	$(226)	$975	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$(117)	$(50)	$206	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(117)	$(65)	$206	$1
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$508	$501	$1,375	$(1,863)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,362	$(1,863)	$508
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income (loss)	$1	$(24)	$(50)	$89	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(65)	$89	$1
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive loss	$(552)	$(486)	$(213)	$712	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(226)	$712	$(552)

Condensed Consolidated Balance Sheet
Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$497	$—	$503
Accounts receivable, net	—	2	1,015	27	1,044
Fiduciary assets	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	11	(1)	10
Other current assets	1	116	263	(173)	207
Total current assets	2	123	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	3,326	3,807	(5,918)	—
Amounts owed by (to) Group undertakings	4,047	(3,273)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	385	(2)	452
Goodwill	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	502	(129)	373
Investments in associates	—	—	(48)	225	177
Deferred tax assets	—	—	40	(25)	15
Pension benefits asset	—	—	213	—	213
Other non-current assets	4	172	165	(136)	205
Total non-current assets	4	241	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$417	$18,086	$(5,403)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	397	(1)	414
Income taxes payable	—	34	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	2	—	17
Deferred tax liabilities	1	4	28	(1)	32
Other current liabilities	62	49	277	(30)	358
Total current liabilities	66	117	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,530	1	—	2,326
Liabilities for pension benefits	—	—	256	—	256
Deferred tax liabilities	—	—	43	(25)	18
Provisions for liabilities	—	—	213	(11)	202
Other non-current liabilities	—	11	361	(1)	371
Total non-current liabilities	795	1,541	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,658	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	5,549	(4,308)	1,977
Noncontrolling interests	—	—	23	—	23
Total equity	1,977	(1,241)	5,572	(4,308)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$417	$18,086	$(5,403)	$15,938
Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$163	$273	$—	$436
Accounts receivable, net	2	3	877	28	910
Fiduciary assets	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	43	—	44
Other current assets	1	73	271	(86)	259
Total current assets	3	240	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	4,385	3,848	(7,210)	—
Amounts owed by (to) Group undertakings	4,354	(4,240)	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	63	345	(2)	406
Goodwill	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	435	(15)	420
Investments in associates	—	—	(45)	215	170
Deferred tax assets	—	—	22	—	22
Pension benefits asset	—	—	145	—	145
Other non-current assets	5	213	192	(127)	283
Total non-current assets	5	276	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$661	$17,937	$(6,209)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	318	—	320
Income taxes payable	—	40	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	4	—	15
Deferred tax liabilities	—	1	25	—	26
Other current liabilities	56	68	185	(27)	282
Total current liabilities	58	120	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	1,559	—	—	2,354
Liabilities for pension benefits	—	—	270	—	270
Deferred tax liabilities	—	40	(9)	1	32
Provisions for liabilities	—	—	198	(2)	196
Other non-current liabilities	—	18	345	—	363
Total non-current liabilities	795	1,617	804	(1)	3,215
TOTAL LIABILITIES	$853	$1,737	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	6,599	(5,523)	2,486
Noncontrolling interests	—	—	31	—	31
Total equity	2,486	(1,076)	6,630	(5,523)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$661	$17,937	$(6,209)	$15,728

Condensed Consolidated Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$16	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	6	—	8
Additions to fixed assets	—	(9)	(42)	—	(51)
Additions to intangible assets	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	2	—	2
Repayments of debt	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	62
Amounts owed by (to) Group undertakings	58	4	(62)	—	—
Excess tax benefits from share-based payment arrangement	1	—	—	—	1
Dividends paid	(95)	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(4)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$94	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(12)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	50
Repayments of debt	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	23
Amounts owed by (to) Group undertakings	151	(290)	139	—	—
Excess tax benefits from share-based payment arrangement	—	—	1	—	1
Dividends paid	(93)	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(245)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$407	$—	$407

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$849	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(26)	(109)	—	(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	(33)	—	(33)
Acquisitions of investments in associates	—	—	—	—	—
Payments to acquire other investments	—	—	(7)	—	(7)
Additions to intangible assets	—	—	(2)	—	(2)
Proceeds from disposal of continuing operations, net of cash disposed	—	—	—	—	—
Net cash used in investing activities	—	(26)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	1
Repayments of debt	—	(15)	—	—	(15)
Repurchase of shares	(100)	—	—	—	(100)
Proceeds from the issue of shares	53	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(972)	697	—	—
Dividends paid	(185)	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(986)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$272	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	13	—	13
Additions to fixed assets	—	(25)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	14	—	14
Net cash used in investing activities	—	(25)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments on revolving credit facility	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	300
Repayments of debt	—	(911)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	(158)
Proceeds from the issue of shares	60	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	708	(82)	—	—
Dividends paid	(180)	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(160)	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,253	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	10	—	10
Additions to fixed assets	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	2	—	2
Net cash used in investing activities	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	90
Repayments of debt	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	36
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	106	(311)	205	—	—
Dividends paid	(133)	(849)	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,274)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$240	$—	$316

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial data

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)
2012
Total revenues	$1,013	$842	$754	$871
Total expenses	(696)	(663)	(684)	(1,646)
Net income (loss)	232	110	26	(801)
Net income (loss) attributable to Willis Group Holdings	225	108	26	(805)
Earnings per share — continuing operations
— Basic	$1.29	$0.62	$0.15	$(4.65)
— Diluted	$1.28	$0.61	$0.15	$(4.65)
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—
2011
Total revenues	$1,007	$861	$760	$819
Total expenses	(768)	(705)	(670)	(738)
Net income	42	89	60	29
Net income attributable to Willis Group Holdings	34	85	60	25
Earnings per share — continuing operations
— Basic	$0.20	$0.49	$0.35	$0.14
— Diluted	$0.20	$0.48	$0.34	$0.14
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	12	—	17	(11)	18
Other income	—	—	—	97	(93)	4
Total revenues	—	12	—	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	(96)	—	(2,377)	—	(2,475)
Other operating expenses	(4)	(162)	1	(419)	3	(581)
Depreciation expense	—	(16)	—	(63)	—	(79)
Amortization of intangible assets	—	—	—	(71)	12	(59)
Goodwill impairment charge	—	—	—	(492)	—	(492)
Net loss on disposal of operations	—	—	—	(28)	25	(3)
Total expenses	(6)	(274)	1	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(262)	1	122	(64)	(209)
Investment income from Group undertakings	6	2,322	742	220	(3,290)	—
Interest expense	(43)	(359)	(35)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	1,701	708	65	(2,768)	(337)
Income taxes	—	73	(11)	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	1,774	697	(101)	(2,765)	(438)
Interest in earnings of associates, net of tax	—	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(2,163)	(1,124)	—	3,690	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(427)	(105)	934	(433)
Discontinued operations, net of tax	—	—	—	—	—	—
NET LOSS	(446)	(389)	(427)	(105)	934	(433)
Less: Net loss attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(427)	$(118)	$934	$(446)
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,414	$—	$3,414
Investment income	—	13	—	29	(11)	31
Other income	—	—	—	24	(22)	2
Total revenues	—	13	—	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	(69)	—	(2,015)	—	(2,087)
Other operating expenses	(17)	(70)	4	(571)	(2)	(656)
Depreciation expense	—	(14)	—	(60)	—	(74)
Amortization of intangible assets	—	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	—	7	(3)	4
Total expenses	(20)	(153)	4	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	(140)	4	754	(32)	566
Investment income from Group undertakings	35	682	112	(157)	(672)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	—	(171)	—	—	(171)
Interest expense	(34)	(367)	(43)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	175	(98)	265	(84)	239
Income taxes	—	44	39	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	219	(59)	148	(82)	207
Interest in earnings of associates, net of tax	—	—	—	4	8	12
Equity account for subsidiaries	223	(45)	277	—	(455)	—
INCOME FROM CONTINUING OPERATIONS	204	174	218	152	(529)	219
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	204	174	218	153	(529)	220
Less: Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$218	$137	$(529)	$204
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,293	$—	$3,293
Investment income	—	12	—	36	(10)	38
Other income	—	—	—	1	—	1
Total revenues	—	12	—	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	(65)	—	(1,818)	15	(1,868)
Other operating expenses	335	(64)	9	(825)	(19)	(564)
Depreciation expense	—	(9)	—	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	2,610	(1,528)	350	(1,087)	(2)
Total expenses	(12)	2,472	(1,519)	(2,429)	(1,091)	(2,579)
OPERATING (LOSS) INCOME	(12)	2,484	(1,519)	901	(1,101)	753
Investment income from Group undertakings	—	1,701	4,634	952	(7,287)	—
Interest expense	—	(481)	(99)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	3,704	3,016	1,479	(7,600)	587
Income taxes	—	8	37	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	3,712	3,053	1,293	(7,599)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23
Equity account for subsidiaries	467	(3,259)	(2,048)	—	4,840	—
INCOME FROM CONTINUING OPERATIONS	455	453	1,005	1,309	(2,752)	470
Discontinued operations, net of tax	—	—	—	—	—	—
NET INCOME	455	453	1,005	1,309	(2,752)	470
Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,005	$1,294	$(2,752)	$455

Condensed Consolidating Statement Of Comprehensive Income Table [Text Block]
Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$16	$80	$(212)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$16	$78	$(212)	$111

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$12	$79	$(184)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$12	$78	$(184)	$77

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$21	$(50)	$68	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$21	$(65)	$68	$1
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(528)	$(213)	$1,240	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(528)	$(226)	$1,240	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$1,054	$1,375	$(2,917)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,054	$1,362	$(2,917)	$508

Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	102	1	241	(164)	181
Total current assets	3	102	1	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,025	2,548	3,824	(7,855)	—
Amounts owed by (to) Group undertakings	4,091	(3,581)	309	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	—	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	172	3	157	(131)	206
Total non-current assets	5	246	3	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	14	11	120	(126)	19
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	73	—	216	(22)	327
Total current liabilities	63	87	26	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,268	274	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	12	—	363	—	375
Total non-current liabilities	795	1,280	274	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,367	$300	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	2,561	5,248	(6,234)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	2,561	5,274	(6,234)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$163	$—	$273	$—	$436
Accounts receivable, net	2	3	—	877	28	910
Fiduciary assets	—	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	—	43	—	44
Other current assets	1	31	42	271	(86)	259
Total current assets	3	198	42	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	4,213	4,389	3,848	(11,427)	—
Amounts owed by (to) Group undertakings	4,354	(4,359)	119	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	63	—	345	(2)	406
Goodwill	—	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	—	435	(15)	420
Investments in associates	—	—	—	(45)	215	170
Deferred tax assets	—	—	—	22	—	22
Pension benefits asset	—	—	—	145	—	145
Other non-current assets	5	213	—	192	(127)	283
Total non-current assets	5	276	—	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$328	$4,550	$17,937	$(10,426)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	—	318	—	320
Income taxes payable	—	40	—	30	(55)	15
Short-term debt and current portion of long-term debt	—	—	11	4	—	15
Deferred tax liabilities	—	1	—	25	—	26
Other current liabilities	56	68	—	185	(27)	282
Total current liabilities	58	109	11	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	1,270	289	—	—	2,354
Liabilities for pension benefits	—	—	—	270	—	270
Deferred tax liabilities	—	7	33	(9)	1	32
Provisions for liabilities	—	—	—	198	(2)	196
Other non-current liabilities	—	18	—	345	—	363
Total non-current liabilities	795	1,295	322	804	(1)	3,215
TOTAL LIABILITIES	$853	$1,404	$333	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	4,217	6,599	(9,740)	2,486
Noncontrolling interests	—	—	—	31	—	31
Total equity	2,486	(1,076)	4,217	6,630	(9,740)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$328	$4,550	$17,937	$(10,426)	$15,728

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$1,869	$1,269	$431	$(3,002)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(26)	—	(109)		(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Additions to intangible assets	—	—	—	(2)	—	(2)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	—	—	—
Net cash used in investing activities	—	(26)	—	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	—	1	—	—	1
Repayments of debt	—	(4)	(11)	—	—	(15)
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(782)	(190)	697	—	—
Dividends paid	(185)	(1,220)	(1,069)	(713)	3,002	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(2,006)	(1,269)	(61)	3,002	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	—	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$209	$110	$1,269	$(1,108)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(25)	—	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	14	—	14
Net cash used in investing activities	—	(25)	—	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	(90)	—	—	—	(90)
Senior notes issued	794	—	—	—	—	794
Debt issuance costs	(7)	—	(5)	—	—	(12)
Proceeds from issue of term loan	—	—	300	—	—	300
Repayments of debt	—	(411)	(500)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	—	(158)	—	—	(158)
Proceeds from issue of shares	60	—	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	455	253	(82)	—	—
Dividends paid	(180)	(47)	—	(1,061)	1,108	(180)
Acquisition of noncontrolling interests	—	(4)	—	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(97)	(110)	(1,156)	1,108	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	87	—	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	76	—	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$163	$—	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$2,650	$2,899	$1,572	$(6,623)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	(7)	—	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2
Net cash used in investing activities	—	(7)	—	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	—	90
Repayments of debt	—	(200)	—	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Amounts owed by/to Group undertakings	106	2,472	(2,783)	205	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(133)	(5,029)	(116)	(1,521)	6,623	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(2,671)	(2,899)	(1,355)	6,623	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(28)	—	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	—	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$—	$240	$—	$316

Basis of Presentation and Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Non-compete Agreements	Dec. 31, 2012 Acquired trade names Minimum [Member]	Dec. 31, 2012 Acquired trade names Maximum [Member]	Dec. 31, 2012 Acquired intangible assets	Dec. 31, 2012 Hilb Rogal and Hobbs Company [Member] Acquired client relationships Minimum [Member]	Dec. 31, 2012 Hilb Rogal and Hobbs Company [Member] Acquired client relationships Maximum [Member]
Goodwill [Line Items]
Depreciation on Buildings and Long Leaseholds, Term		50 years
Depreciation on Furniture and Equipment, Term					3 years	10 years
Threshold for Amortization of Gain Loss on Defined Benefit Plan, Percent		10.00%
Finite-Lived Intangible Asset, Useful Life							5 years	3 years	4 years	10 years	10 years	20 years
Basis of presentation and significant accounting policies (Textual) [Abstract]
Depreciation on buildings and long leaseholds		calculated over the lesser of 50 years or the lease term.
Depreciation on furniture and equipment		calculated based on a range of 3 to 10 years.
Goodwill impairment charge	$ (492)	$ (492)	$ 0	$ 0
Equity ownership		Company has an equity ownership in the voting stock of the investee between 20 and 50 percent
Tax benefit		greater than 50 percent likely to be realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts.
Amortization of gains or losses over the average remaining service period of the employees		If such gains or losses exceed ten percent of the greater of plan assets or plan liabilities

SALARIES AND BENEFITS EXPENSE (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 Positions	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated		207
Severance costs						$ 6	$ 89	$ 15
Labor and Related Expense	529		500	1,097	1,006	2,475	2,087	1,868
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	2		2	2	2
Expense Reduction Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs		28
Labor and Related Expense		29

Employees (Details)	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Number of Person employed by the company
Average Number of Employees	17,470	17,155	17,101
Global
Number of Person employed by the company
Average Number of Employees	4,304	4,042	3,931
North America
Number of Person employed by the company
Average Number of Employees	6,323	6,479	6,710
International
Number of Person employed by the company
Average Number of Employees	6,843	6,634	6,460
Total Retail
Number of Person employed by the company
Average Number of Employees	13,166	13,113	13,170

Employees (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Salaries and benefits expense
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)					$ 2,258	$ 1,776	$ 1,618
Share-based Compensation			21	17	32	41	47
Severance costs					6	89	15
Social security costs					133	130	119
Retirement benefits — defined benefit plan expense			(2)	1	2	11	35
Retirement benefits — defined contribution plan expense					44	40	34
Total salaries benefit expense	529	500	1,097	1,006	2,475	2,087	1,868
Amortization and write-off of cash retention awards					$ 416	$ 185	$ 119

Employees (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Severance liability
Severance costs accrued		$ 89
Employee Severance [Member]
Severance liability
Beginning balance	24	0
Severance costs accrued		89
Cash payments	(20)	(64)
Foreign exchange		(1)
Ending balance	$ 4	$ 24

Employees (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash retention awards
Cash retention awards made	$ 300	$ 279	$ 221	$ 210	$ 196
Amortization of cash retention awards included in salaries and benefits	$ 3	$ 116	$ 216	$ 185	$ 119

Employees (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 Position	Dec. 31, 2010
Operational Review - total severance costs			$ 89
Operational Review - positions eliminated			1,200
Severance cost arising in normal course of business		6	89	15
One-time, non-cash, pre-tax charge to eliminate repayment requirement on past annual cash retention awards	200
Accrued cash retention awards to be paid in 2013	252	252
Unamortized cash retention awards	9	9	196	173
Other Expense [Member]
Severance cost arising in normal course of business		$ 6	$ 0	$ 15

INCOME TAXES (Components of Tax Charge) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax		$ 146		$ 443
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139	146	395	431	(337)	239	587
Ordinary income taxed at estimated annual effective tax rate, Tax amount		(36)		(109)
Write Off Of Uncollectible Accounts Receivable Balance				(12)
Write-off of uncollectible accounts receivable balance in North America, Tax amount				(5)
Tax amount as reported	(29)	(36)	(77)	(104)	(101)	(32)	(140)
Estimated annual effective tax rate applicable to ordinary income		25.00%		25.00%
Effective tax rate on write-off of uncollectible accounts receivable balance in North America				41.00%
Effective tax rate as reported	21.00%	25.00%	19.00%	24.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%		35.00%	35.00%	35.00%
Non-US income tax authorities [Member]
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax	123		341
Ordinary income taxed at estimated annual effective tax rate, Tax amount	(26)		(71)
Effective tax rate as reported	21.00%		21.00%
US
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax	16		54
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(615)	(25)	84
Ordinary income taxed at estimated annual effective tax rate, Tax amount	$ (3)		$ (6)
Effective tax rate as reported	19.00%		11.00%

Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option valuation assumptions
Expected volatility	32.10%	31.40%	30.40%
Expected dividends	3.20%	2.50%	3.40%
Expected life (years)	5 years	6 years	5 years
Risk-free interest rate	0.90%	2.20%	2.20%

Share-Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Summary of restricted stock unit activity under share based compensation plans
Shares, Balance beginning of year	1,192,000
Weighted Average Grant Date Fair Value, Balance beginning of year	$ 31.96
Shares, Granted	1,756,000
Weighted Average Grant Date Fair Value, Granted	$ 34.13
Shares, Vested	(408,000)
Weighted Average Grant Date Fair Value, Vested	$ 29.61
Shares, Forfeited	(15,000)
Weighted Average Grant Date Fair Value, Forfeited	$ 36.28
Shares, Balance end of year	2,525,000
Weighted Average Grant Date Fair Value, Balance end of year	$ 33.8
Time Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year	9,174,000
Weighted Average Exercise Price, Balance beginning of year	$ 33.35	[1]
Options, Granted	2,399,000
Weighted Average Exercise Price, Granted	$ 32.17	[1]
Options, Exercised	(1,203,000)
Weighted Average Exercise Price, Exercised	$ 30.8	[1]
Options, Forfeited	(141,000)
Weighted Average Exercise Price, Forfeited	$ 31.26	[1]
Options, Expired	(77,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 28.38	[1]
Shares, Balance end of year	10,152,000
Weighted Average Exercise Price, Balance end of year	$ 33.44	[1]
Weighted Average Remaining Contractual Term, end of year	3 years
Aggregate Intrinsic Value, end of year	$ 1
Options vested or expected to vest at December 31, 2011	9,935,000
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	$ 33.61	[1]
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011	3 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011	16
Options exercisable at December 31, 2011	9,055,000
Weighted Average Exercise Price, Options exercisable at December 31,2011	$ 34.18	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011	9
Performance Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year	7,283,000
Weighted Average Exercise Price, Balance beginning of year	$ 32.09	[1]
Options, Granted	25,000
Weighted Average Exercise Price, Granted	$ 34.74	[1]
Options, Exercised	(511,000)
Weighted Average Exercise Price, Exercised	$ 27.08	[1]
Options, Forfeited	(280,000)
Weighted Average Exercise Price, Forfeited	$ 38.41	[1]
Shares, Balance end of year	6,517,000
Weighted Average Exercise Price, Balance end of year	$ 32.19	[1]
Weighted Average Remaining Contractual Term, end of year	5 years
Aggregate Intrinsic Value, end of year	9
Options vested or expected to vest at December 31, 2011	5,489,000
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	$ 32.09	[1]
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011	5 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011	21
Options exercisable at December 31, 2011	2,470,000
Weighted Average Exercise Price, Options exercisable at December 31,2011	$ 32	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011	$ 8

[1]	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2012.

Share-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units			408,000
Share-based compensation	$ 21	$ 17	$ 32	$ 41	$ 47
Income tax benefit for share based compensation arrangements			9	11	14
Cash received from option exercises			53	60	37
Tax benefit realized from option exercises			8	18	10
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under this plan			13,776,935
2008 Share Purchase and Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date			April 23, 2008
2001 Share Purchase And Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date			May 3, 2001
Plan expiry date			May 3, 2011
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date			May 31, 2011
Time Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 6.98	$ 9.49	$ 5.25
Intrinsic value of options exercised			8	17	8
Unrecognized compensation cost related to nonvested share-based compensation			17
Weighted average period in which cost is expected to be recognized			3 years
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 7.61	$ 10.26	$ 7.11
Intrinsic value of options exercised			5	1	0
Unrecognized compensation cost related to nonvested share-based compensation			14
Weighted average period in which cost is expected to be recognized			2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested share-based compensation			$ 52
Weighted average period in which cost is expected to be recognized			3 years
Number of restricted stock units			408,005	918,480
Average share price			$ 35.82	$ 39.52

Auditors' Remuneration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of auditor's remuneration
Audit of group consolidated financial statements	$ 4	$ 4	$ 4
Other assurance services	3	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$ 8	$ 8	$ 8

Net (Loss) Gain on Disposal of Operations (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Net (loss) gain on disposal of operations	$ 0	$ 0	$ 0	$ 0	$ (3)	$ 4	$ (2)

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587
Current income taxes:
Irish corporation tax					0	0	1
US federal tax					0	0	(30)
US state and local taxes					1	1	0
UK corporation tax					(2)	(33)	54
Other jurisdictions					41	42	41
Total current taxes					40	10	66
Non-current taxes:
US federal tax					3	5	(3)
US state and local taxes					0	0	(3)
UK corporation tax					4	(4)	0
Other jurisdictions					0	4	3
Total non-current taxes					7	5	(3)
Deferred taxes:
US federal tax					(44)	(6)	57
US state and local taxes					(41)	1	9
Effect of additional US valuation allowance					113	0	0
UK corporation tax					27	20	3
Other jurisdictions					(1)	2	8
Total deferred taxes					54	17	77
Total income tax	29	36	77	104	101	32	140
Ireland
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(47)	(39)	3
US
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(615)	(25)	84
UK
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					25	(58)	183
Other jurisdictions
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					$ 300	$ 361	$ 317

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587
US federal statutory income tax rate			35.00%		35.00%	35.00%	35.00%
Income tax expense at US federal tax rate					(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure					15	15	7
Movement in provision for non-current taxes					6	3	(3)
Impairment of non-qualifying goodwill					137	0	0
Impact of change in tax rate on deferred tax balances					(3)	(3)	(4)
Adjustment in respect of prior periods					6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss					0	0	4
Non-taxable profit on disposal of Gras Savoye					0	0	1
Effect of foreign exchange and other differences					2	1	11
Changes in valuation allowances applied to deferred tax assets					114	5	0
Net tax effect of intra-group items					(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings					(3)	6	(13)
Other jurisdictions and US state taxes					(24)	(35)	(20)
Total income tax	$ 29	$ 36	$ 77	$ 104	$ 101	$ 32	$ 140

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Accrued expenses not currently deductible		$ 120	$ 116
US state net operating losses		64	56
US federal net operating losses		28	23
UK net operating losses		0	1
Other net operating losses		8	7
UK capital losses		42	45
Accrued retirement benefits		101	105
Deferred compensation		48	45
Stock options		40	34
Gross deferred tax assets		451	432
Less: valuation allowance		(221)	(102)	(87)	(92)
Net deferred tax assets		230	330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization		118	149
Cost of tangible assets, net of related amortization		51	42
Prepaid retirement benefits		35	36
Accrued revenue not currently taxable		29	26
Cash retention award		2	63
Tax-leasing transactions		1	2
Financial derivative transactions		2	4
Deferred tax liabilities		238	322
Net deferred tax (liability) asset		(8)	8
Current:
Deferred tax assets	10	13	44
Deferred tax liabilities	(32)	(21)	(26)
Net current deferred tax assets		(8)	18
Non-current:
Deferred tax assets	15	18	22
Deferred tax liabilities	(18)	(18)	(32)
Net non-current deferred tax liabilities		0	(10)
Net deferred tax (liability) asset		$ (8)	$ 8

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary valuation allowances
Beginning balance	$ 102	$ 87	$ 92
Additions/ (releases) charged to costs and expenses	110	0	0
Other movements	12	15	(4)
Foreign exchange differences	(3)	0	(1)
Ending balance	$ 221	$ 102	$ 87

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	$ 8	$ 0	$ 0
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	16	0	0
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning balance	16	13	17
Reductions due to a lapse of the applicable statute of limitation	(3)	0	(7)
Other movements	0	3	3
Ending balance	$ 37	$ 16	$ 13

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 21
Income Taxes (Additional Textual) [Abstract]
US federal statutory income tax rate	35.00%	35.00%	35.00%	35.00%
Valuation allowances to reduce deferred tax assets to estimated realizable value		221	102	87	92
Deferred tax assets net of valuation allowance		230	330
Unrecognized Tax Benefits		37	16	13	17
Approximate tax benefits to be recognized relating to release of provisions no longer required		7
Ireland
Income Taxes (Additional Textual) [Abstract]
Ireland federal statutory income tax rate		25.00%
UK
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses		7
Valuation allowances relating to deferred tax assets arising from UK capital loss carryforwards		42
US
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses		47
Valuation allowances to reduce deferred tax assets to estimated realizable value		$ 125

Discontinued Operations (Details) (Global Special Risks [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Global Special Risks [Member]
Discontinued Operations (Additional Textual) [Abstract]
Gain net of tax	$ 2

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share
Net income (loss) attributable to Willis Group Holdings	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Basic average number of shares outstanding	175			173						174	174	173	173	170
Dilutive effect of potentially issuable shares	3			3						3	2	0	3	1
Diluted average number of shares outstanding	178			176						177	176	173	176	171
Basic earnings per share:
— Continuing operations	$ 0.6	$ (4.65)	$ 0.15	$ 0.62	$ 1.29	$ 0.14	$ 0.35	$ 0.49	$ 0.2	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
Discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0
Net (loss) income attributable to Willis Group Holdings shareholders, Basic	$ 0.6			$ 0.62						$ 1.86	$ 1.91	$ (2.58)	$ 1.18	$ 2.68
Dilutive effect of potentially issuable shares	$ (0.01)			$ (0.01)						$ (0.03)	$ (0.02)	$ 0	$ (0.02)	$ (0.02)
Diluted Earnings per share:
— Continuing operations	$ 0.59	$ (4.65)	$ 0.15	$ 0.61	$ 1.28	$ 0.14	$ 0.34	$ 0.48	$ 0.2	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
Discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0
Net (loss) income attributable to Willis Group Holdings shareholders, Diluted	$ 0.59			$ 0.61						$ 1.83	$ 1.89	$ (2.58)	$ 1.16	$ 2.66

Earnings Per Share (Details Textual) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual) [Abstract]
Outstanding time-based stock options	8.8	8.7	8.8	8.7	10.2	9.2	11.5
Outstanding performance-based stock options	6	6.9	6	6.9	6.5	7.3	9.4
Restricted stock units outstanding	2.4	1.2	2.4	1.2	2.5	1.2	1.8
Antidilutive stock options	2.4	6.5	5.1	6.2	10	4.1	13.9

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Avalon Actuarial Inc [Member]	Dec. 31, 2012 Acquired client relationships Avalon Actuarial Inc [Member]	Dec. 31, 2012 Non-compete Agreements Avalon Actuarial Inc [Member]	Dec. 31, 2012 Acquired trade names Avalon Actuarial Inc [Member]
Business Acquisition [Line Items]
Cash consideration					$ 25
Additional consideration up to					5
Recognized acquired intangible assets					20	17
Acquired intangible assets, expected life						14 years	5 years	3 years
Goodwill	$ 2,829	$ 2,827	$ 3,295	$ 3,294	$ 10

Fiduciary Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fiduciary Assets [Abstract]
Time deposits constituting Fiduciary funds	$ 1,796	$ 1,688

Fixed Assets, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ (79)
Analysis of fixed asset activity
Cost : Beginning Balance	792		753
Additions	135		111
Disposals	(63)		(65)
Foreign exchange	17		(7)
Cost : Ending Balance	881		792
Depreciation: Beginning Balance	(386)		(372)
Depreciation expense provided			(76)	[1]
Disposals	(60)		(58)
Foreign exchange	(8)		4
Depreciation: Ending Balance	(413)		(386)
Net book value	406				452
Net book value	468		406		452
Land and buildings(i)
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(3)	[2]
Analysis of fixed asset activity
Cost : Beginning Balance	73	[2]	73	[2]
Additions	3	[2]	0	[2]
Disposals	0	[2]	0	[2]
Foreign exchange	2	[2]	0	[2]
Cost : Ending Balance	78	[2]	73	[2]
Depreciation: Beginning Balance	(28)	[2]	(25)	[2]
Depreciation expense provided			(3)	[1],[2]
Disposals	0	[2]	0	[2]
Foreign exchange	(1)	[2]	0	[2]
Depreciation: Ending Balance	(32)	[2]	(28)	[2]
Net book value	45	[2]
Net book value	46	[2]	45	[2]
Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(17)
Analysis of fixed asset activity
Cost : Beginning Balance	210		192
Additions	16		24
Disposals	(4)		(13)
Foreign exchange	5		7
Cost : Ending Balance	227		210
Depreciation: Beginning Balance	(61)		(56)
Depreciation expense provided			(15)	[1]
Disposals	(4)		(13)
Foreign exchange	(1)		(3)
Depreciation: Ending Balance	(75)		(61)
Net book value	149
Net book value	152		149
Furniture and equipment
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(59)
Analysis of fixed asset activity
Cost : Beginning Balance	509		488
Additions	116		87
Disposals	(59)		(52)
Foreign exchange	10		(14)
Cost : Ending Balance	576		509
Depreciation: Beginning Balance	(297)		(291)
Depreciation expense provided			(58)	[1]
Disposals	(56)		(45)
Foreign exchange	(6)		7
Depreciation: Ending Balance	(306)		(297)
Net book value	212
Net book value	$ 270		$ 212

[1]	The depreciation charge for the year ended December 31, 2011 includes an element that is disclosed in salaries and benefits, separate to the depreciation charge line, of $2 million (2010: $nil).
[2]	Included within land and buildings are assets held under capital leases: At December 31, 2012, cost and accumulated depreciation were $25 million and $4 million respectively (2011: $23 million and $2 million, respectively; 2010: $23 million and $1 million, respectively); Depreciation in the year ended December 31, 2012 was $1 million (2011: $1 million; 2010: $1 million).

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Forward Contracts by Major Currency) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
US Dollar [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	$ 205	$ 255	[1]	$ 235
Foreign Currency Fair Value Hedge Derivative at Fair Value	(13)
Euro [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	87	55	[1]	129
Foreign Currency Fair Value Hedge Derivative at Fair Value	2
Japanese Yen [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	38	32	[1]	50
Foreign Currency Fair Value Hedge Derivative at Fair Value	$ 4

[1]	Forward exchange contracts range in maturity from 2013 to 2014.

Fixed Assets, Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets (Textual) [Abstract]
Cost					$ 881	$ 792	$ 753
Accumulated depreciation					413	386	372
Depreciation, Depletion and Amortization					(79)
Depreciation expense	21	19	47	38	79	74	63
Assets Held under Capital Leases [Member]
Fixed Assets (Textual) [Abstract]
Cost					25	23	23
Accumulated depreciation					4	2	1
Depreciation, Depletion and Amortization					1	1	1
Depreciation Charge Included in Salaries and Benefits [Member]
Fixed Assets (Textual) [Abstract]
Depreciation, Depletion and Amortization						$ 2	$ 0

Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		$ 2,827	$ 3,295	$ 3,294
Goodwill, Allocation Adjustment			2	2
Goodwill, Impaired, Accumulated Impairment Loss	(492)	(492)	(492)	0
Goodwill acquired during the period		17	12	10
Goodwill disposed of during the year			(1)	(3)
Goodwill impairment charge	(492)		(492)	0		0
Goodwill, Gross	3,319	3,321	3,319	3,295
Other movements				1	[1],[2]
Foreign exchange		(15)	11	(9)
Goodwill, Ending Balance	2,827	2,829	2,827	3,295		3,294
Tax benefit arising on exercise of fully vested stock options			0	(1)
Global
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		1,127	1,122	1,063
Goodwill, Allocation Adjustment			0	0
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0
Goodwill acquired during the period		16	0	0
Goodwill disposed of during the year			0	0
Goodwill impairment charge			0
Goodwill, Gross	1,127	1,136	1,127	1,122
Other movements				60	[1],[2]
Foreign exchange		(7)	5	(1)
Goodwill, Ending Balance	1,127	1,136	1,127	1,122
Goodwill reallocation				60
North America
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		1,300	1,782	1,783
Goodwill, Allocation Adjustment			0	0
Goodwill, Impaired, Accumulated Impairment Loss	(492)	(492)	(492)	0
Goodwill acquired during the period		0	10	0
Goodwill disposed of during the year			0	(3)
Goodwill impairment charge			(492)
Goodwill, Gross	1,792	1,792	1,792	1,782
Other movements				2	[1],[2]
Foreign exchange		0	0	0
Goodwill, Ending Balance	1,300	1,300	1,300	1,782
Goodwill reallocation				1
International
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		400	391	448
Goodwill, Allocation Adjustment			2	2
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0
Goodwill acquired during the period		1	2	10
Goodwill disposed of during the year			(1)	0
Goodwill impairment charge			0
Goodwill, Gross	400	393	400	391
Other movements				(61)	[1],[2]
Foreign exchange		(8)	6	(8)
Goodwill, Ending Balance	400	393	400	391
Global and international [Member]
Changes in the carrying amount of goodwill by operating segment
Goodwill impairment charge			$ 0	$ 0

[1]	Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.
[2]	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.

Other Intangible Assets, Net (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of major classes of amortizable intangible assets
Gross carrying amount	$ 704	$ 738	$ 709
Accumulated amortization	(331)	(353)	(289)
Total	373	385	420
Total Customer and Marketing Related [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount	699	734	705
Accumulated amortization	(328)	(351)	(286)
Total	371	383	419
Client Relationships
Summary of major classes of amortizable intangible assets
Gross carrying amount	690	717	686
Accumulated amortization	(326)	(340)	(269)
Total	364	377	417
Client Lists
Summary of major classes of amortizable intangible assets
Gross carrying amount	3	3	8
Accumulated amortization	(1)	(1)	(7)
Total	2	2	1
Non-compete Agreements
Summary of major classes of amortizable intangible assets
Gross carrying amount	4	3	0
Accumulated amortization	0	0	0
Total	4	3	0
Acquired trade names
Summary of major classes of amortizable intangible assets
Gross carrying amount	2	11	11
Accumulated amortization	(1)	(10)	(10)
Total	1	1	1
Contract based, Technology and Other
Summary of major classes of amortizable intangible assets
Gross carrying amount	5	4	4
Accumulated amortization	(3)	(2)	(3)
Total	$ 2	$ 2	$ 1

Other Intangible Assets, Net (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated aggregate amortization of intangible assets for each of the next five years
2012	$ 29		$ 29		$ 55
2013	49		49		47
2014	41		41		40
2015	36		36		35
2016	31		31		30
Thereafter	187		187		178
Total	373		373		385	420
Aggregate amortization of intangible assets	$ 14	$ 15	$ 28	$ 30	$ 59	$ 68	$ 82

Investments in Associates (Details)	Dec. 17, 2009	Dec. 31, 1997	Dec. 31, 2012 Al-Futtaim Willis Co. L.L.C.	Dec. 31, 2011 Al-Futtaim Willis Co. L.L.C.	Dec. 31, 2012 GS & Cie Groupe	Dec. 31, 2011 GS & Cie Groupe
The Company's approximate interest in the outstanding stock of the more significant associates
Percentage owned by Group	30.00%	33.00%	49.00%	49.00%	30.00%	30.00%

Investments in Associates (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed statements of operations data:
Total revenues	$ 497	[1]	$ 527	[1]	$ 510	[1]
(Loss) Income before income taxes	(17)	[1]	5	[1]	61	[1]
Net income	(14)	[1]	(2)	[1]	43	[1]
Condensed balance sheets data:
Total assets	1,670	[1]	1,882	[1]	2,043	[1]
Total liabilities	1,559	[1]	1,736	[1]	1,825	[1]
Stockholders' equity	$ 111	[1]	$ 146	[1]	$ 218	[1]

[1]	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2012.

Investments In Associates (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2009	Dec. 31, 1997	Dec. 31, 2012 Gras Savoye [Member]	Dec. 31, 2011 Gras Savoye [Member]	Mar. 31, 2011 Gras Savoye [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage owned by Group									30.00%	33.00%		30.00%	31.00%
Goodwill		$ 2,829		$ 2,829		$ 2,827	$ 3,295	$ 3,294			$ 83	$ 82
Investments in Associates (Textual) [Abstract]
Resultant equity interest percentage as a result of a series of incremental investments								49.00%
Voting rights of Shareholder on its board									33.00%
Potential shareholding if put option is exercised	90.00%
Potential shareholding if call option is exercised	100.00%
Reduction of interest in Gras Savoye						49 percent to 31 percent		49 percent to 31 percent
Gain on disposal of discontinued operations, net of tax		0	0	0	0	(3)	4	(2)
Interest bearing vendor loans By Gras Savoye						47	43
Convertible Bonds Issued By Gras Savoye						96	85
Dividends received from associates						$ 3	$ 4	$ 5

Other Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Unamortized cash retention awards		$ 7	$ 120
Prepayments and accrued income	75	61	45
Income taxes receivable	32	50	30
Derivatives	26	14	14
Debt issuance costs	3	3	3
Other receivables	71	46	47
Total other current assets	207	181	259
Other non-current assets
Unamortized cash retention awards		2	76
Prepayments and accrued income		24	45
Deferred compensation plan assets	97	97	89
Derivatives	17	17	38
Debt issuance costs	11	12	15
Other receivables	59	54	20
Total other non-current assets	205	206	283
Prepaid Expense Other Assets And Unbilled Receivables Non Current	21	24
Total other assets	$ 412	$ 387	$ 542

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Accounts payable	$ 88	$ 88	$ 59
Accrued dividends payable	50	47	46
Other taxes payable	52	44	45
Accrued interest payable	37	34	37
Derivatives	9	0	7
Other payables	122	114	88
Total other current liabilities	358	327	282
Other non-current liabilities
Incentives from lessors	168	173	165
Deferred compensation plan liability	97	101	106
Capital lease obligation	25	28	26
Other payables	81	73	66
Total other non-current liabilities	371	375	363
Total other liabilities	$ 729	$ 702	$ 645

Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for Liabilities
Beginning balance	$ 14	$ 13	$ 13	$ 12	$ 16
Additions/ (releases) charged to costs and expenses	2	6	16	4	0
Deductions / Other movements			(15)	(3)	(4)
Foreign exchange differences
Ending balance			$ 14	$ 13	$ 12

Pension Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Employer contributions					$ (143)	$ (135)	$ (130)
Components on the Consolidated Balance Sheets
Pension benefits asset					136	145
Liability for pension benefits					(282)	(270)
UK Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year			2,582	2,217	2,217	1,906
Service cost	9	9	18	17	35	36	37
Interest cost	27	27	54	54	108	106	100
Employee contributions			6	6	2	2
Actuarial loss					186	272
Benefits paid					(77)	(72)
Foreign currency changes					111	(23)
Plan amendments					0	(10)
Benefit obligations, end of year					2,582	2,217	1,906
Change in plan assets
Fair value of plan assets, beginning of year			2,716	2,353	2,353	2,085
Actual return on plan assets					226	269
Employee contributions			6	6	2	2
Employer contributions			49	40	92	92
Benefits paid					(77)	(72)
Foreign currency changes					120	(23)
Fair value of plan assets, end of year					2,716	2,353	2,085
Funded status at end of year					134	136
Components on the Consolidated Balance Sheets
Pension benefits asset					134	136
Liability for pension benefits					0	0
Amortization of net gains (losses)	11	10	22	20	47
Amortization of unrecognized prior service gain (loss)	(2)	(2)	(3)	(3)	(6)	(5)	(5)
US Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year			958	895	895	756
Service cost	0	0	0	0	0	0	0
Interest cost	9	10	19	20	41	41	40
Employee contributions					0	0
Actuarial loss					71	127
Benefits paid					(49)	(29)
Foreign currency changes					0	0
Plan amendments					0	0
Benefit obligations, end of year					958	895	756
Change in plan assets
Fair value of plan assets, beginning of year			708	637	637	602
Actual return on plan assets					80	34
Employee contributions					0	0
Employer contributions			18	16	40	30
Benefits paid					(49)	(29)
Foreign currency changes					0	0
Fair value of plan assets, end of year					708	637	602
Funded status at end of year					(250)	(258)
Components on the Consolidated Balance Sheets
Pension benefits asset					0	0
Liability for pension benefits					(250)	(258)
Amortization of net gains (losses)	2	2	4	4	9
Amortization of unrecognized prior service gain (loss)	0	0	0	0	0	0	0
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year			180	131	131	135
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Employee contributions					1	0
Actuarial loss					30	(4)
Benefits paid					(6)	(6)
Foreign currency changes					(5)	4
Plan amendments					0	(1)
Benefit obligations, end of year					180	131	135
Change in plan assets
Fair value of plan assets, beginning of year			150	128	128	125
Actual return on plan assets					11	1
Employee contributions					1	0
Employer contributions			4	4	11	13
Benefits paid					(6)	(6)
Foreign currency changes					5	(5)
Fair value of plan assets, end of year					150	128	125
Funded status at end of year					(30)	(3)
Components on the Consolidated Balance Sheets
Pension benefits asset					2	9
Liability for pension benefits					(32)	(12)
Amortization of net gains (losses)	1	0	1	0
Amortization of unrecognized prior service gain (loss)	$ 0	$ 0	$ 0	$ 0

Pension Plans (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 831	$ 698
Prior service gain	(29)	(35)
US Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	332	303
Prior service gain	$ 0	$ 0

Pension Plans (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Net periodic benefit cost (income)			$ (2)	$ 1	$ 2	$ 11	$ 35
Net actuarial loss (gain)					203	303	(4)
Amortization of unrecognized actuarial loss, Before tax amount	(14)	(12)	(27)	(24)	(47)	(34)	(40)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(2)	(2)	(3)	(3)	0	(10)	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	2	2	3	3	6	5	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(13)	(23)	(78)	(13)	193	256	(65)
UK Pension Benefits
Components of net periodic benefit cost
Service cost	9	9	18	17	35	36	37
Interest cost	27	27	54	54	108	106	100
Expected return on plan assets	(47)	(45)	(94)	(90)	(181)	(161)	(141)
Amortization of unrecognized prior service gain (loss)	(2)	(2)	(3)	(3)	(6)	(5)	(5)
Amortization of unrecognized actuarial loss					39	30	37
Net periodic benefit cost (income)	(2)	(1)	(3)	(2)	(5)	6	28
Net actuarial loss (gain)					141	164	(20)
Amortization of unrecognized actuarial loss, Before tax amount					(39)	(30)	(37)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax					0	(10)	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain					6	5	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax					108	129	(52)
Total recognized in net periodic benefit cost and other comprehensive loss (income)					103	135	(24)
US Pension Benefits
Components of net periodic benefit cost
Service cost	0	0	0	0	0	0	0
Interest cost	9	10	19	20	41	41	40
Expected return on plan assets	(12)	(12)	(25)	(23)	(46)	(44)	(42)
Amortization of unrecognized prior service gain (loss)	0	0	0	0	0	0	0
Amortization of unrecognized actuarial loss					8	3	3
Net periodic benefit cost (income)	(1)	0	(2)	1	3	0	1
Net actuarial loss (gain)					37	137	29
Amortization of unrecognized actuarial loss, Before tax amount					(8)	(3)	(3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax					0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain					0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax					29	134	26
Total recognized in net periodic benefit cost and other comprehensive loss (income)					$ 32	$ 134	$ 27

Pension Plans (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
UK Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	$ 11	$ 10	$ 22	$ 20	$ 47
Prior service gain					(6)
US Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	2	2	4	4	9
Prior service gain					$ 0

Pension Plans (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.40%	4.80%
Rate of compensation increase	2.30%	2.10%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.80%	5.50%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	2.10%	2.60%
US Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.10%	4.60%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.60%	5.60%
Expected return on plan assets	7.30%	7.50%

Pension Plans (Details 5)	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
Equity securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	41.00%	42.00%
Equity securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	49.00%	44.00%
Debt securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	37.00%	35.00%
Debt securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	50.00%	54.00%
Hedge funds | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	17.00%	18.00%
Hedge funds | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Real estate | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	3.00%	4.00%
Real estate | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Cash | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	2.00%	1.00%
Cash | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	1.00%	2.00%

Pension Plans (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UK Pension Plan [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 2,716	$ 2,353	$ 2,085
UK Pension Plan [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	2,716	2,353
UK Pension Plan [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1,688	1,429
UK Pension Plan [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	521	448
UK Pension Plan [Member] | Level 3
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	507	476	483
UK Pension Plan [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	507	476
UK Pension Plan [Member] | US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	600	515
UK Pension Plan [Member] | US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	492	422
UK Pension Plan [Member] | US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	108	93
UK Pension Plan [Member] | US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	376	319
UK Pension Plan [Member] | UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	317	278
UK Pension Plan [Member] | UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	59	41
UK Pension Plan [Member] | UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	125	152
UK Pension Plan [Member] | Other equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	28	15
UK Pension Plan [Member] | Other equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	97	137
UK Pension Plan [Member] | Other equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | US Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	0
UK Pension Plan [Member] | US Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	0
UK Pension Plan [Member] | US Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | US Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	625	599
UK Pension Plan [Member] | UK Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	625	599
UK Pension Plan [Member] | UK Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	1
UK Pension Plan [Member] | Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	1
UK Pension Plan [Member] | Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK corporate bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	112	63
UK Pension Plan [Member] | UK corporate bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	112	63
UK Pension Plan [Member] | UK corporate bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK corporate bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other corporate bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	29	23
UK Pension Plan [Member] | Other corporate bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	29	23
UK Pension Plan [Member] | Other corporate bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other corporate bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Derivatives | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	217	158
UK Pension Plan [Member] | Derivatives | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Derivatives | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	217	158
UK Pension Plan [Member] | Derivatives | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	76	86
UK Pension Plan [Member] | Real estate | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	76	86
UK Pension Plan [Member] | Cash | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	53	28
UK Pension Plan [Member] | Cash | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	53	28
UK Pension Plan [Member] | Cash | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Cash | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	21	(5)
UK Pension Plan [Member] | Other Other Investments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	8	0
UK Pension Plan [Member] | Other Other Investments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	(7)
UK Pension Plan [Member] | Other Other Investments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	2
UK Pension Plan [Member] | Hedge funds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	458	414
UK Pension Plan [Member] | Hedge funds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Hedge funds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	27	26
UK Pension Plan [Member] | Hedge funds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	431	388
US Pension Plan [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	708	637	602
US Pension Plan [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	708	637
US Pension Plan [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	297	330
US Pension Plan [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	411	307
US Pension Plan [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	222	176
US Pension Plan [Member] | US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	144	176
US Pension Plan [Member] | US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	78	0
US Pension Plan [Member] | US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Other equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	125	101
US Pension Plan [Member] | Other equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	98	101
US Pension Plan [Member] | Other equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	27	0
US Pension Plan [Member] | Other equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	69	92
US Pension Plan [Member] | US Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	69	92
US Pension Plan [Member] | US Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Mortgage backed securities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	10
US Pension Plan [Member] | Mortgage backed securities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Mortgage backed securities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	10
US Pension Plan [Member] | Mortgage backed securities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Other Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	9	15
US Pension Plan [Member] | Other Other Investments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	3	5
US Pension Plan [Member] | Other Other Investments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	10
US Pension Plan [Member] | Other Other Investments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US corporate bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	144	130
US Pension Plan [Member] | US corporate bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US corporate bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	144	130
US Pension Plan [Member] | US corporate bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Fixed Income Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	91	81
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	52	48
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	39	33
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	35	32
US Pension Plan [Member] | Municipal Bonds [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Municipal Bonds [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	35	32
US Pension Plan [Member] | Municipal Bonds [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 0	$ 0

Pension Plans (Details 7) (UK Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,716	$ 2,353	$ 2,085
Changes in the UK pension plan's Level 3 assets
Benefit obligations, end of year	2,582	2,217	1,906
Foreign currency changes	120	(23)
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	507	476	483
Changes in the UK pension plan's Level 3 assets
Purchases, sales, issuances and settlements, net	(2)	2
Unrealized and realized gains relating to instruments still held at end of year	17	(7)
Foreign currency changes	$ 16	$ (2)

Pension Plans (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
UK Pension Plan [Member]
Expected future benefit payments
2013	$ 81
2014	83
2015	86
2016	88
2017	91
2018-2022	497
US Pension Plan [Member]
Expected future benefit payments
2013	33
2014	35
2015	38
2016	41
2017	43
2018-2022	$ 267

Pension Plans (Details 9) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Employer contributions					$ (143)	$ (135)	$ (130)
Components on the Consolidated Balance Sheets
Pension benefits asset					136	145
Liability for pension benefits					(282)	(270)
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year			180	131	131	135
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Actuarial loss (gain)					30	(4)
Benefits paid					(6)	(6)
Employee contributions					1	0
Plan amendments					0	(1)
Reclassification from other non-current liabilities (i)					9	0
Foreign currency changes					5	(4)
Benefit obligations, end of year					180	131	135
Change in plan assets
Fair value of plan assets, beginning of year			150	128	128	125
Actual return on plan assets					11	1
Employer contributions			4	4	11	13
Benefits paid					(6)	(6)
Employee contributions					1	0
Foreign currency changes					5	(5)
Fair value of plan assets, end of year					150	128	125
Funded status at end of year					(30)	(3)
Components on the Consolidated Balance Sheets
Pension benefits asset					2	9
Liability for pension benefits					$ (32)	$ (12)

Pension Plans (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Net periodic benefit cost (income)			$ (2)	$ 1	$ 2	$ 11	$ 35
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss	14	12	27	24	47	34	40
Net actuarial loss (gain)					203	303	(4)
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Expected return on plan assets	(2)	(1)	(3)	(3)	(6)	(6)	(6)
Amortization of unrecognized actuarial loss					0	1	0
Curtailment (gain) loss					0	(1)	1
Net periodic benefit cost (income)	2	1	3	2	4	5	6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss					0	(1)	0
Net actuarial loss (gain)					25	2	(13)
Total recognized in other comprehensive loss (income)					25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)					$ 29	$ 6	$ (7)

Pension Plans (Details 11) (International Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50%	3.30%
Rate of compensation increase	2.00%	2.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30%	4.00%
Expected return on plan assets	2.00%	4.80%
Rate of compensation increase	2.50%	2.50%
Maximum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.75%	5.30%
Rate of compensation increase	2.00%	3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	5.30%	5.10%
Expected return on plan assets	5.73%	5.73%
Rate of compensation increase	3.00%	3.00%

Pension Plans (Details 12) (International Pension Benefits [Member])	Dec. 31, 2012	Dec. 31, 2011
Asset Category
Equity securities	100.00%	100.00%
Equity securities
Asset Category
Equity securities	35.00%	35.00%
Debt securities
Asset Category
Equity securities	55.00%	58.00%
Real estate [Member]
Asset Category
Equity securities	3.00%	4.00%
Other Assets [Member]
Asset Category
Equity securities	7.00%	3.00%

Pension Plans (Details 13) (International Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 150	$ 128	$ 125
Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	150	128
Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	105	94
Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	34	23
Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	11
US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	20
US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	20
US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	23	19
Overseas equities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	22	18
Overseas equities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1	1
Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	49	49
Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	49	48
Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	1
Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	9
Corporate bonds [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0
Corporate bonds [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	9
Corporate bonds [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0
Real estate [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	5
Real estate [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	5
Cash [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
Cash [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
Cash [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Cash [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	22
Derivative [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	22
Derivative [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	5
Other Investments [member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1	0
Other Investments [member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 5	$ 5

Pension Plans (Details 14) (International Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
International Pension Benefits [Member]
Expected future benefit payments
2013	$ 5
2014	5
2015	6
2016	6
2017	6
2018-2022	$ 34

Pension Plans (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		$ 136	$ 145
Liability for pension benefits		282	270
Expected contribution to defined pension plan for the full year 2012		142
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year		91
Earnings Before Interest Tax Depreciation And Amortization	900
US Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		0	0
Liability for pension benefits		250	258
Expected return on plan assets		7.30%	7.50%
Number of funds invested in assets		16
Expected contribution to defined pension plan for the full year 2012		40
Accumulated other comprehensive income (loss) net actuarial		332	303
Accumulated benefit obligation		958	895
Defined Benefit Plan Estimated Employee Contributions In Current Fiscal Year	40
US Pension Benefits | US and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		10.40%
Defined benefit plan broad target allocation percentage of assets		50.00%
US Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		4.10%
Defined benefit plan broad target allocation percentage of assets		50.00%
UK Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		134	136
Liability for pension benefits		0	0
Expected return on plan assets		7.50%	7.50%
Number of portfolios in which plan's assets divided		13
Number of managers managing plan's assets portfolios		10
Expected contribution to defined pension plan for the full year 2012		81
Defined Benefit Contributions salary sacrifice next fiscal year		12
Accumulated other comprehensive income (loss) net actuarial		831	698
Accumulated benefit obligation		2,519	2,154
Percentage Of On Going Contribution As Percentage Of Members Pensionable Salaries	15.90%
Defined Benefit Plan Estimated Employee Contributions In Current Fiscal Year	12
Defined Benefit Plan Estimated Employer Contributions In Current Fiscal Year Relating To Funding Deficit	55
Defined Benefit Plan Estimated Employer Contributions In Current Fiscal Year Based On Pensionable Salaries	22
Estimated Contributions Made To Defined Benefit Pension Plans In Current Fiscal Year	87
UK Pension Benefits | UK and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		9.03%
Defined benefit plan broad target allocation percentage of assets		44.00%
UK Pension Benefits | Real estate [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		6.53%
Defined benefit plan broad target allocation percentage of assets		5.00%
UK Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		4.57%
Defined benefit plan broad target allocation percentage of assets		27.00%
UK Pension Benefits | Hedge funds
Defined Benefit Plan Disclosure (Textual) [Abstract]
Defined benefit plan broad target allocation percentage of assets		24.00%
International Pension Benefits [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		2	9
Liability for pension benefits		32	12
Expected contribution to defined pension plan for the full year 2012		11
Net pension benefit liability		30	3
Accumulated other comprehensive income (loss) net actuarial		(35)	(10)
Accumulated benefit obligation		177	128
Estimated net loss for the international defined benefit plans amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year		(1)
Curtailment gain		0	1	(1)
Expected Defined Benefit Plan Contributions By Employer In Current Fiscal Year	11
401(K) Plan [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Percentage matching contributions other than for former HRH employees				75.00%
Matching contributions under 401 (k) plan		$ 10	$ 10	$ 0

Debt (Short-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 5-year term loan facility expires 2016 [Member]	Dec. 31, 2011 5-year term loan facility expires 2016 [Member]	Dec. 31, 2012 6.000% loan notes due 2012 [Member]	Dec. 31, 2011 6.000% loan notes due 2012 [Member]	Jun. 30, 2013 Term Loan Facility Expires 2016 [Member]	Dec. 31, 2012 Term Loan Facility Expires 2016 [Member]
Short-term debt and current portion of long-term debt
Current portion of 5-year term loan facility expires 2016				$ 15	$ 11			$ 15	$ 15
6.000% loan notes due 2012						0	4
Short-term debt and current portion of long-term debt	$ 17	$ 15	$ 15
Maturity period of debt instrument				5 years				5 years
Interest rate on debt						6.00%

Debt (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long - term debt
Long-term debt	$ 2,326		$ 2,326		$ 2,338		$ 2,354
Analysis of interest expense
Total interest expense	32	33	63	65	128		156		166
Revolving $300 million credit facility [Member]
Long - term debt
Revolving credit facility					0
Analysis of interest expense
Total interest expense					0		4		3
Revolving $500 million credit facitlity [Member]
Long - term debt
Revolving credit facility					0		0
Analysis of interest expense
Total interest expense					1		0		0
Term Loan Facility Repaid [Member]
Analysis of interest expense
Total interest expense					0		14		17
5-year term loan facility expires 2016 [Member]
Long - term debt
Long term debt					274		289
Maturity period of debt instrument					5 years
Analysis of interest expense
Total interest expense					6		0		0
5.625% senior notes due 2015
Long - term debt
Long-term debt	350		350		350		350
Interest rate on debt	5.63%		5.63%		5.63%
Analysis of interest expense
Total interest expense					12		12		14
12.875% senior notes due 2016 [Member]
Long - term debt
Interest rate on debt							12.88%
Analysis of interest expense
Total interest expense					0		15		67
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Long - term debt
Long-term debt	14		14		18		20
Interest rate on debt	5.63%		5.63%		5.63%
4.125% senior notes due 2016 [Member]
Long - term debt
Long-term debt	299		299		299		299
Interest rate on debt	4.13%		4.13%		4.13%		4.13%
Analysis of interest expense
Total interest expense					13		10		0
6.200% senior notes due 2017 [Member]
Long - term debt
Long-term debt	600		600		600		600
Interest rate on debt	6.20%		6.20%		6.20%
Analysis of interest expense
Total interest expense					38		38		38
7.000% senior notes due 2019 [Member]
Long - term debt
Long-term debt	300		300		300		300
Interest rate on debt	7.00%		7.00%		7.00%
Analysis of interest expense
Total interest expense					21		21		21
5.125% senior notes due 2010 [Member]
Analysis of interest expense
Total interest expense					0		0		3
5.750% senior notes due 2021 [Member]
Long - term debt
Long-term debt	496		496		496		496
Interest rate on debt	5.75%		5.75%		5.75%
Analysis of interest expense
Total interest expense					29		23		0
3-year term loan facility expires 2015 [Member]
Long - term debt
Long term debt	1		1		1		0
Maturity period of debt instrument					3 years
Other [Member]
Analysis of interest expense
Total interest expense					8		19	[1]	3
Term Loan Facility Expires 2016 [Member]
Long - term debt
Long term debt	266		266		274
Fair Value, Measurements, Recurring [Member]
Long - term debt
Debt Instrument, Fair Value Disclosure					18	[2]	20	[2]
Fair Value, Measurements, Recurring [Member] | Level 2
Long - term debt
Debt Instrument, Fair Value Disclosure					$ 18	[2]	$ 20	[2]

[1]	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.
[2]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

Debt (Details Textual) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended							6 Months Ended					12 Months Ended											12 Months Ended		12 Months Ended						12 Months Ended	6 Months Ended
	Mar. 17, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 08, 2013 USD ($)	Jun. 30, 2013 Term Loan Facility [Member] USD ($)	Dec. 31, 2011 Revolving $500 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $500 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2011 Revolving $200 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $20 million credit facility [Member]	Jun. 30, 2013 Revolving $20 million credit facility [Member] USD ($)	Nov. 07, 2012 Revolving $20 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $0 million credit facility [Member] USD ($)	Dec. 31, 2011 Revolving $0 million credit facility [Member] USD ($)	Dec. 31, 2012 Other Lines Credit Facility [Member] USD ($)	Dec. 31, 2011 Other Lines Credit Facility [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 5.625% senior notes due 2015	Dec. 31, 2012 5.625% senior notes due 2015 USD ($)	Dec. 31, 2011 12.875% senior notes due 2016 [Member] USD ($)	Dec. 31, 2011 4.125% senior notes due 2016 [Member] USD ($)	Jun. 30, 2013 4.125% senior notes due 2016 [Member]	Dec. 31, 2012 4.125% senior notes due 2016 [Member]	Jun. 30, 2013 6.200% senior notes due 2017 [Member]	Dec. 31, 2012 6.200% senior notes due 2017 [Member]	Jun. 30, 2013 7.000% senior notes due 2019 [Member]	Dec. 31, 2012 7.000% senior notes due 2019 [Member]	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jul. 11, 2012 Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)	Dec. 31, 2011 5.750% senior notes due 2021 [Member] USD ($)	Dec. 31, 2011 New five year term loan facility [Member] USD ($)	Dec. 31, 2012 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 16, 2016 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2011 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2012 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five Year Term Loan Facility [Member] USD ($)	Dec. 31, 2011 Other [Member] USD ($)	Jun. 30, 2013 Term Loan Facility [Member] USD ($)	Dec. 31, 2012 China, Yuan Renminbi [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] JPY (¥)	Jul. 11, 2012 China, Yuan Renminbi [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)	Dec. 31, 2012 US, Dollar [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)
Debt (Textual) [Abstract]
Interest rate on debt																										5.63%	5.63%	12.88%	4.13%	4.13%	4.13%	6.20%	6.20%	7.00%	7.00%			110.00%	5.75%
Debt 5-year term loan																																								$ 300	$ 274		$ 289			$ 700
Balance of 5-year term loan facility																																								300						328
Revolving credit facility					500						500	500	500		200		522	20	4			3	500	522	800											500	500	2		300				500	500					15
Proceeds from Issuance of Medium-term Notes	800	800			0	794	0																						300										500
Repayments of debt			8	9	15	911	209																																		11
Fair value hedges																											350
Revolving credit facility											0	0	0	0			2		0	0	0	0	0																										0		0
Interest of Loan facility Description													LIBOR plus 1.50%			LIBOR plus 1.55% until 2014 and LIBOR plus 1.700% thereafter							LIBOR plus 1.50%																		LIBOR plus 1.50%							LIBOR plus 1.50%
Facility expiration date												Dec 16, 2016				Nov 6, 2015							Dec 16, 2016
Final repayment for credit facility									186																																	225						225
Excess of interest rate over LIBOR Year 2016					1.50%
Excess of interest rate over LIBOR Year One					1.70%
Excess of interest rate over LIBOR Thereafter					1.85%
Effective interest rate																													4.24%										5.87%
Redemption of senior notes																												500
Write off of unamortized debt issuance costs associated with debt repurchase					0	23	0			10																		13																			10
Principal amount of specific notes tendered and accepted for purchase			500					525
Make Whole On Repurchase And Redemption Of Senior Notes					0	158	0																					158
Notional amount of interest rate swaps							350
Maturity date of interest rate swaps			Jul 15, 2015		Jul 15, 2015
5-year term loan facility balance									$ 300

Provisions for Liabilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013
Analysis of movements on provisions for liabilities
Beginning Balance		$ 196		$ 196		$ 179				$ 202
Net provisions made during the year				21		56
Utilized in the year				(41)		(38)
Foreign currency translation adjustment				4		(1)
Ending Balance				180		196		179		202
Insurance recoveries recognized	5	5		10	[1]	0	[1]	0	[1]
Claims, lawsuits and other proceedings
Analysis of movements on provisions for liabilities
Beginning Balance		158	[2]	158	[2]	145	[2]
Net provisions made during the year				23	[2]	45	[2]
Utilized in the year				(31)	[2]	(31)	[2]
Foreign currency translation adjustment				2	[2]	(1)	[2]
Ending Balance				152	[2]	158	[2]
Insurance recoveries recognized				6		6
Other provisions
Analysis of movements on provisions for liabilities
Beginning Balance		38	[3]	38	[3]	34	[3]
Net provisions made during the year				(2)	[3]	11	[3]
Utilized in the year				(10)	[3]	(7)	[3]
Foreign currency translation adjustment				2	[3]	0	[3]
Ending Balance				28	[3]	38	[3]
Provision for vacant property				$ 13		$ 20

[1]	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.
[2]	The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognized at December 31, 2012 amounted to $6 million (2011: $6 million).
[3]	The ‘Other’ category includes amounts relating to vacant property provisions of $13 million (2011: $20 million).

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Revolving $500 million credit facility [Member]	Dec. 31, 2012 5-year term loan facility expires 2016 [Member]	Dec. 31, 2012 Interest on term loan [Member]	Jun. 30, 2013 5.625% senior notes due 2015	Dec. 31, 2012 5.625% senior notes due 2015	Jun. 30, 2013 Fair Value adjustment on 5.625% senior notes due 2015 [Member]	Dec. 31, 2012 Fair Value adjustment on 5.625% senior notes due 2015 [Member]	Jun. 30, 2013 4.125% senior notes due 2016 [Member]	Dec. 31, 2012 4.125% senior notes due 2016 [Member]	Dec. 31, 2011 4.125% senior notes due 2016 [Member]	Jun. 30, 2013 6.200% senior notes due 2017 [Member]	Dec. 31, 2012 6.200% senior notes due 2017 [Member]	Jun. 30, 2013 7.000% senior notes due 2019 [Member]	Dec. 31, 2012 7.000% senior notes due 2019 [Member]	Jun. 30, 2013 5.750% senior notes due 2021 [Member]	Dec. 31, 2012 5.750% senior notes due 2021 [Member]	Dec. 31, 2012 Interest on Senior Notes [Member]	Dec. 31, 2012 Total debt and related interest [Member]	Dec. 31, 2012 Operating leases [Member]		Dec. 31, 2012 Pensions [Member]	Dec. 31, 2012 Other contractual obligations [Member]
Debt Instrument [Line Items]
Unrecognized Tax Benefits	$ 37	$ 16	$ 13	$ 17
Interest rate on debt								5.63%	5.63%	5.63%	5.63%	4.13%	4.13%	4.13%	6.20%	6.20%	7.00%	7.00%	5.75%	5.75%
Contractual obligations
Total	5,040				5	289	18		350		18		300			600		300		500	625	3,005	1,274	[1]	662	99	[2]
Payments due by 2013	440				1	15	5		0		0		0			0		0		0	119	140	127	[1]	142	31	[2]
Payments due by 2014-2015	1,131				3	32	9		350		18		0			0		0		0	229	641	222	[1]	245	23	[2]
Payments due by 2016-2017	1,716				1	242	4		0		0		300			600		0		0	148	1,295	166	[1]	245	10	[2]
Payments due after 2017	1,753				0	0	0		0		0		0			0		300		500	129	929	759	[1]	30	35	[2]
Unrecognised tax benefits - net liability	$ 34

[1]	Presented gross of sublease income.
[2]	Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	$ 440
Thereafter	1,753
Total	5,040
Gross rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	127
2014	119
2015	103
2016	87
2017	79
Thereafter	759
Total	1,274
Rentals from subleases
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	(15)
2014	(14)
2015	(13)
2016	(13)
2017	(11)
Thereafter	(23)
Total	(89)
Net rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	112
2014	105
2015	90
2016	74
2017	68
Thereafter	736
Total	$ 1,185

Commitments and Contingencies (Details Textual) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended												12 Months Ended
	Mar. 31, 2012	Jun. 30, 2013 USD ($)	Jun. 30, 2013 GBP (£)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 02, 2009 Troice [Member] USD ($)	Aug. 06, 2009 Canabal [Member] USD ($)	Jul. 31, 2010 Trident V Parallel Fund [Member] USD ($)	Jun. 30, 2013 Trident V Parallel Fund [Member] USD ($)	Dec. 31, 2012 Trident V Parallel Fund [Member] USD ($)	Dec. 31, 2009 Trident V LP [Member] USD ($)	May 31, 2011 Dowling Capital Partners I [Member] USD ($)	Jun. 30, 2013 Dowling Capital Partners I [Member] USD ($)	Dec. 31, 2012 Dowling Capital Partners I [Member] USD ($)	Sep. 16, 2010 Casanova [Member] USD ($)	Mar. 11, 2011 Rishmague [Member] USD ($)	Feb. 08, 2013 Rishmague [Member] USD ($)	Sep. 14, 2009 Rupert [Member] USD ($)	Dec. 31, 2012 Nashville property [Member] USD ($)	Feb. 14, 2013 Barbar [Member] USD ($)	Feb. 14, 2013 de Gadala-Maria [Member] USD ($)	Feb. 14, 2013 Ranni et ano [Member] USD ($)	Feb. 14, 2013 Tisminesky [Member] USD ($)	Feb. 14, 2013 Zacarias [Member] USD ($)	Dec. 31, 2012 UK Pension Benefits USD ($)	Dec. 31, 2012 London headquarters building [Member] USD ($)	Dec. 31, 2011 London headquarters building [Member] USD ($)	Dec. 31, 2010 London headquarters building [Member] USD ($)	Dec. 31, 2012 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2012 Revolving $20 million credit facility [Member] USD ($)	Dec. 31, 2012 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five year revolving credit facility [Member] USD ($)
Line of Credit Facility [Abstract]
Revolving credit facility					$ 500																												$ 20	$ 500	$ 500
Revolving credit facility, increase in additional borrowings					2
Total repayments on the 5-year term loan due over the next 12 months																																15
Operating Leases [Abstract]
Term of operating lease																													25 years
Gross rental commitments																													730	715
Annual rentals per year					135		127	131																					32	30
Subleased premises																													29.00%	29.00%
Term of sublease																													15 years
Amount received from sublease																													76	82	87
Compensation and Retirement Disclosure [Abstract]
Expected contribution to defined pension plan for the full year 2012					142																							81
Loss Contingency [Abstract]
Capital contributions		2		4	7		5	1				12	10			2	2
Other contractual obligations																						53
Capital commitments											25			25	10
Minimum damage sought									1,000	1,000								5	37	4	300		30	83.5	3	6.5	12.5
Defined Contribution Plan, On-going Contribution, Percent	15.90%
Defined Benefit Plan, On-going Contribution, Funding Deficit					58
Contingent Pension Commitment Profit		20.00%	20.00%		20.00%	20.00%
Earnings Before Interest Tax Depreciation and Amortization					900
Contingent Pension Commitment Exceptional Shareholder Returns		10.00%	10.00%		10.00%	10.00%
Exceptional Contributions arising as a result of the share buyback program					10
Share Buy-back Program Contribution, Percent					10.00%	10.00%
Share Buy-back Program					100
Maximum Contributions Payable		473	312		507	312
Defined Benefit Contributions salary sacrifice next fiscal year																												12
Remaining credit facility																																	20
Original non cancellable lease term					Original non-cancellable lease terms typically are between 10 and 20 years	Original non-cancellable lease terms typically are between 10 and 20 years
Rental income from subleases					17		18	22
Operating lease obligations subject to guarantees					829		828
Guarantees to bankers and other third parties					10		7
Amount payable from options					19		72
Defined Benefit Plan, On-going Contribution, Pensionable Salary					23
Minimum Damage Sought For Company Related Litigation									$ 1,000	$ 1,000								$ 5	$ 37	$ 4	$ 300		$ 30	$ 83.5	$ 3	$ 6.5	$ 12.5

Accumulated Other Comprehensive Loss, Net of Tax (Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (15)	$ (49)	$ (89)	$ (14)
Foreign currency translation adjustments, Before tax amount	(15)	(49)			46	(29)	(8)
Foreign currency translation adjustments, Tax	0	0	0	0	0	0	0
Foreign currency translation adjustments			(88)		46	(29)	(8)
Unrealized holding gain, Before tax amount					0	0	2
Unrealized holding gain, Tax					0	0	0
Unrealized holding gain, Net of tax amount					0	0	2
Foreign currency translation on pension funding adjustments, Before tax amount	1	13	54	(8)	(31)	8	26
Foreign currency translation on pension funding adjustments, Tax	(2)	(4)	(15)	2	9	0	(9)
Foreign currency translation on pension funding adjustments, Net of tax amount	(1)	9	39	(6)	(22)	8	17
Net actuarial (loss) gain, Before tax amount					(203)	(303)	4
Net actuarial (loss) gain, Tax					36	95	5
Net actuarial (loss) gain, Net of tax amount					(167)	(208)	9
Prior service gain, Before tax amount	2	2	3	3	0	10	0
Prior service gain, Tax					0	(3)	0
Prior service gain, Net of tax amount					0	7	0
Amortization of unrecognized actuarial loss	14	12	27	24	47	34	40
Amortization of unrecognized actuarial loss, Tax	(2)	(4)	(5)	(7)	(9)	(9)	(11)
Amortization of unrecognized actuarial loss, Net of tax amount	12	8	22	17	38	25	29
Amortization of unrecognized prior service gain, Before tax amount	(2)	(2)	(3)	(3)	(6)	(5)	(5)
Amortization of unrecognized prior service gain, Tax	1	1	1	1	1	1	1
Amortization of unrecognized prior service gain, Net of tax amount	(1)	(1)	(2)	(2)	(5)	(4)	(4)
Pension funding adjustments, Before tax amount	13	23	78	13	(193)	(256)	65
Pension funding adjustments, Tax	(3)	(7)	(19)	(4)	37	84	(14)
Pension funding adjustments, Net of tax amount	(10)	(16)	59	(9)	(156)	(172)	51
Gain on derivatives (effecitve element)			2
Reclassification adjustment, Net of tax amount	(1)	(6)	(3)	(2)
Derivative instruments adjustment, Before tax amount	14	2	(2)	7	5	(5)	9
Derivative instruments adjustment, Tax	(3)	(1)	1	(2)	(1)	2	(3)
Derivative instruments adjustment, Net of tax amount	11	1	(1)	5	4	(3)	6
Other comprehensive income, Before tax amount	12	(24)	(13)	6	(142)	(290)	68
Other comprehensive income, Tax	(6)	(8)	(18)	(6)	36	86	(17)
Other comprehensive (loss) income, Net of tax amount	6	(32)	(31)	0	(106)	(204)	51
Less: Other comprehensive income attributable to noncontrolling interests, Before tax amount	0	1	1	0	0	1	2
Less: Other comprehensive income attributable to noncontrolling interests, Tax	0	0	0	0	0	0	0
Less: Other comprehensive income attributable to noncontrolling interests, Net of tax amount	0	1	1	0	0	1	2
Other comprehensive income attributable to Willis Group Holdings, Before tax amount	12	(23)	(12)	6	(142)	(289)	70
Other comprehensive income attributable to Willis Group Holdings, Tax	(6)	(8)	(18)	(6)	36	86	(17)
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	6	(31)	(30)	0	(106)	(203)	53
Interest Rate Swaps [Member]
Gain on derivatives (effective element), Before tax amount	0	5	0	3	3	13	15
Gain on derivatives (effecitve element), Tax	0	(1)	0	(1)	(1)	(3)	(4)
Gain on derivatives (effecitve element)	0	4	0	2	2	10	11
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	(2)	(5)	(3)	(3)	(5)	(14)	(26)
Reclassification adjustment, Tax	1	1	1	1	1	4	7
Reclassification adjustment, Net of tax amount	(1)	(4)	(2)	(2)	(4)	(10)	(19)
Forward Exchange Contracts [Member]
Gain on derivatives (effective element), Before tax amount	(1)	4	(14)	7	11	3	0
Gain on derivatives (effecitve element), Tax	0	(1)	3	(2)	(2)	(1)	0
Gain on derivatives (effecitve element)	(1)	3	(11)	5	9	2	0
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	1	(2)	(1)	0	(4)	(7)	20
Reclassification adjustment, Tax	(1)	0	0	0	1	2	(6)
Reclassification adjustment, Net of tax amount	0	(2)	(1)	0	(3)	(5)	14
Treasury Lock [Member]
Gain on derivatives (effective element), Before tax amount	16	0	16	0
Gain on derivatives (effecitve element), Tax	(3)	0	(3)	0
Gain on derivatives (effecitve element)	$ 13	$ 0	$ 13	$ 0

Equity and Noncontrolling Interests (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of shares repurchased in the period												1,579,849
Equity and noncontrolling interests
Balance, beginning of year					$ 2,486					$ 1,699		$ 2,486		$ 2,486
Balance, beginning of year, noncontrolling interest					31					26		31		31
Balance, beginning of year			2,711		2,517				2,608	1,725		2,517		2,517		2,608		2,229
Other comprehensive income (loss), net of tax:
Net income (loss) attributable to Willis Group Holdings	105	(805)	26	108	225	25	60	85	34	324		333		(446)		204		455
Net income	2			2						6		9		13		16		15
Net (loss) income	107	(801)	26	110	232	29	60	89	42	330		342		(433)		220		470
Other comprehensive (loss) income, net of tax	6			(31)						(30)		0		(106)		(203)		53
Other comprehensive (loss) income, net of tax, portion attributable to noncontrolling interest	0			(1)						(1)		0		0		(1)		(2)
Other comprehensive (loss) income, net of tax	6			(32)						(31)		0		(106)		(204)		51
Comprehensive income	111			77						294		333		(552)		1		508
Comprehensive income attributable noncontrolling interest	2			1						5		9		13		15		13
Comprehensive (loss) income	113			78						299		342		(539)		16		521
Dividends										(106)		(105)		(198)		(195)		(204)
Additional paid-in capital										86		39		81		88		67
Repurchase of shares										0	[1]	(56)	[1]	(100)	[2]	0	[2]	0	[2]
Purchase of subsidiary shares from noncontrolling interest														(39)		0		(5)
Purchase of subsidiary shares from noncontrolling interests, net										(4)		(29)
Additional noncontrolling interests										0		3
Adjustments to group shareholding, disposal of noncontrolling interest														3		0		0
Balance, end of year	1,977	1,699				2,486				1,977				1,699		2,486
Balance, end of year, noncontrolling interest	23	26				31				23				26		31
Balance, end of year	2,000	1,725		2,711		2,517				2,000		2,711		1,725		2,517		2,608
Average price of repurchased shares														$ 35.87
Repurchased Shares Average Price												$ 35.31
Common Stock [Member]
Number of shares repurchased in the period														2,796,546		0		0
Willis Group Holdings shareholders [Member]
Equity and noncontrolling interests
Balance, beginning of year					2,486				2,577	1,699		2,486		2,486		2,577		2,180
Balance, beginning of year					2,486				2,577	1,699		2,486		2,486		2,577
Other comprehensive income (loss), net of tax:
Net income (loss) attributable to Willis Group Holdings										324		333		(446)		204		455
Other comprehensive (loss) income, net of tax										(30)		0		(106)
Comprehensive income										294		333		(552)
Dividends										(98)		(94)		(187)		(180)		(178)
Additional paid-in capital										86		39		81		88		67
Repurchase of shares										0	[1]	(56)	[1]	(100)		0		0
Purchase of subsidiary shares from noncontrolling interest														(31)		0		0
Purchase of subsidiary shares from noncontrolling interests, net										(4)		(23)
Disposal of noncontrolling interests														2		0		0
Additional noncontrolling interests										0		2
Balance, end of year	1,977	1,699		2,687		2,486				1,977		2,687		1,699		2,486		2,577
Balance, end of year		1,699				2,486								1,699		2,486		2,577
Noncontrolling Interest [Member]
Equity and noncontrolling interests
Balance, beginning of year, noncontrolling interest					31				31	26		31		31		31		49
Balance, beginning of year					31				31	26		31		31		31		49
Other comprehensive income (loss), net of tax:
Net income										6		9		13		16		15
Net (loss) income														13		16		15
Other comprehensive (loss) income, net of tax, portion attributable to noncontrolling interest										(1)		0		0		(1)		(2)
Comprehensive income attributable noncontrolling interest										5		9		13		15		13
Dividends										(8)		(11)		(11)		(15)		(26)
Additional paid-in capital										0		0
Repurchase of shares										0	[1]	0	[1]
Purchase of subsidiary shares from noncontrolling interests, net										0		(6)		(8)		0		(5)
Additional noncontrolling interests										0		1		1		0		0
Balance, end of year, noncontrolling interest	23	26		24		31				23		24		26		31		31
Balance, end of year		$ 26				$ 31								$ 26		$ 31		$ 31

[1]	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.
[2]	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.

Equity and Noncontrolling Interests (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Transfers from Noncontrolling Interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest										(4)	(23)	(31)	0	(19)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest										0	2	2	0	0
Net transfers from noncontrolling interests										(4)	(21)	(29)	0	(19)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests										320	312	(475)	204	436
Willis Group Holdings shareholders [Member]
Net income										$ 324	$ 333	$ (446)	$ 204	$ 455

Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$ 26	$ 21	$ 63	$ 15	$ 99
Cash payments for interest	59	57	118	128	163
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs			0	(23)	0
Assets acquired under capital leases			2	0	23
Deferred payments on acquisitions of subsidiaries			4	6	0
Deferred payments on acquisitions of noncontrolling interests			0	0	13
Acquisitions:
Fair value of assets acquired	46	0	23	6	12
Less:
Liabilities assumed	(30)	0	(3)	(3)	(18)
Cash acquired			0	(3)	0
Net assets (liabilities assumed) acquired, net of cash acquired	$ 16	$ 0	$ 20	$ 0	$ (6)

Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
US dollar [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	$ 0	[1]	$ 740	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		2.20%
Weighted average interest rate, Pay	0.00%		0.88%
Pounds sterling [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	0	[1]	241	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		3.00%
Weighted average interest rate, Pay	0.00%		1.35%
Euro [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	$ 0	[1]	$ 143	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		2.31%
Weighted average interest rate, Pay	0.00%		1.33%

[1]	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

Derivative Financial Instruments and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Derivative assets financial and hedging instruments, fair value	$ 24	$ 31	$ 52
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	14	0	11
Interest Rate Swaps [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	19	0
Interest Rate Swaps [Member] | Other Assets [Member] | Cash Flow Hedging [Member]
Assets:
Derivative assets financial and hedging instruments, fair value		0	15
Interest Rate Swaps [Member] | Other Assets [Member] | Fair Value Hedging [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	0	22	26
Interest Rate Swaps [Member] | Other Liabilities [Member] | Cash Flow Hedging [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value		0	0
Forward Contracts [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	7	9	11
Forward Contracts [Member] | Other Liabilities [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	14	0	11
Treasury Lock [Member] | Other Assets [Member] | Cash Flow Hedging [Member]
Assets:
Interest Rate Cash Flow Hedge Asset at Fair Value	17	0
Treasury Lock [Member] | Other Liabilities [Member] | Cash Flow Hedging [Member]
Liabilities:
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 0	$ 0

Derivative Financial Instruments and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	$ 15	[1]	$ 9	[1]	$ 2	[1]	$ 10	[1]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(1)	[1]	(7)	[1]	(4)	[1]	(3)	[1]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	1		(1)		1		0
Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									14	[2]	13	[2]	15	[2]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(1)		(7)		(4)		(3)		(9)	[2]	(21)	[2]	(6)	[2]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									1		(2)		0
Interest Rate Swaps [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	0	[1]	5	[1]	0		3	[1]
Interest Rate Swaps [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									3	[2]	16	[2]	15	[2]
Interest Rate Swaps [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(2)	[1]	(5)	[1]	(3)	[1]	(3)	[1]
Interest Rate Swaps [Member] | Investment Income [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(2)		(5)		(3)		(3)		(5)	[2]	(14)	[2]	(26)	[2]
Interest Rate Swaps [Member] | Other Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	0		0		0		0
Interest Rate Swaps [Member] | Other Operating Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									0		0		0
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	0
Forward Contracts [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	(1)	[1]	4	[1]	(14)		7	[1]
Forward Contracts [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									11	[2]	3	[2]	0	[2]
Forward Contracts [Member] | Other Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	1		(2)	[1]	(1)		0	[1]
Forward Contracts [Member] | Other Operating Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	1		(2)		(1)		0		(4)	[2]	(7)	[2]	20	[2]
Forward Contracts [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	0		(1)		0		0
Forward Contracts [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									1		(2)		0
Treasury Lock [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	16				16
Treasury Lock [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	1				1
Interest Expense [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)					$ 0

[1]	Other Comprehensive Income
[2]	OCI means other comprehensive income.

Derivative Financial Instruments and Hedging Activities (Details 4) (Interest Rate Swaps [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative in fair value hedging relationships [Abstract]
Hedged item in fair value hedging relationship	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015
(Loss) gain recognized for derivative					$ (3)	$ 7	$ 14
Gain (loss) recognized for hedged item					2	(8)	(12)
Ineffectiveness recognized in interest expense	(1)	0	1	0	1	1	2
Change in unrecognized gain (loss) from derivatives no longer in fair value hedging relationships	(3)		(3)
Amortization of prior loss recognized on item no longer in hedging relationship	(2)	0	(4)	0
Fair Value Hedging [Member]
Derivative in fair value hedging relationships [Abstract]
(Loss) gain recognized for derivative	0	0	0	0
Gain (loss) recognized for hedged item	0	(1)	0	1
Ineffectiveness recognized in interest expense	$ 0	$ (1)	$ 0	$ (1)

Derivative Financial Instruments and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended							6 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2010	Jun. 30, 2013 Interest Rate Swaps [Member]	Jun. 30, 2013 Treasury Lock [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Senior Notes Due 2015 [Member]	Dec. 31, 2012 Senior Notes Due 2015 [Member]	Mar. 31, 2010 Senior Notes Due 2015 [Member]	Jun. 30, 2013 Five Year Term Loan Facility [Member]	Dec. 31, 2012 Five Year Term Loan Facility [Member]	Jun. 30, 2013 Revolving credit facility [Member] CreditFacility	Dec. 31, 2012 Revolving credit facility [Member]	Dec. 31, 2012 Revolving $500 million credit facility [Member]	Dec. 31, 2011 Revolving $200 million credit facility [Member]	Dec. 31, 2012 Swap [Member]	Jun. 30, 2013 Currency Swap [Member]	Dec. 31, 2012 Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount																		$ 123	$ 63
Cash Settlement on Termination																	16
Gain on derivative																	15
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010						2,050	2,050	350	350
Percentage of loan notes								5.63%	5.63%	5.63%
5-year term loan facility balance											281	289
Maturity period of term loan											5 years	5 years
Revolving credit facility													0		0
Revolving credit facilities available		500											500	522	500	200
Description of variable rate basis												LIBOR			LIBOR
Basis spread on variable rate												1.50%			1.50%
Expected gain to be recognized in income, next fiscal year																	5
Line Of Credit Facility Quantity													3
Derivative Instruments Amount Retained In Other Comprehensive Income				15
Notional amount of interest rate swaps		350	350		440
Maturity date of interest rate swaps	Jul 15, 2015	Jul 15, 2015
Weighted average fixed rate		2.71%
Weighted average variable rate		0.75%
Net derivative (gains) reclassified from accumulated comprehensive income into earnings within the next twelve months		13
Derivative Instruments, Gain (Loss) Recognized in Income, Net				5
Derivative, Fair Value, Net				16
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 3

Fair Value Measurement (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Assets at fair value:
Cash and cash equivalents	$ 503	$ 500		$ 436
Fiduciary funds (included within Fiduciary assets)	1,950	1,796		1,688
Derivative financial instruments	43	31		52
Total assets	2,496	2,327		2,176
Liabilities at fair value:
Changes in fair value of hedged debt		18	[1]	20	[1]
Liabilities		18		31
Quoted prices in active markets for identical assets Level 1 [Member]
Assets at fair value:
Cash and cash equivalents	503	500		436
Fiduciary funds (included within Fiduciary assets)	1,950	1,796		1,688
Derivative financial instruments		0		0
Total assets	2,453	2,296		2,124
Liabilities at fair value:
Changes in fair value of hedged debt		0	[1]	0	[1]
Liabilities		0		0
Significant other observable inputs Level 2 [Member]
Assets at fair value:
Cash and cash equivalents	0	0		0
Fiduciary funds (included within Fiduciary assets)	0	0		0
Derivative financial instruments	43	31		52
Total assets	43	31		52
Liabilities at fair value:
Changes in fair value of hedged debt		18	[1]	20	[1]
Liabilities		18		31
Significant other unobservable inputs Level 3 [Member]
Assets at fair value:
Cash and cash equivalents	0	0		0
Fiduciary funds (included within Fiduciary assets)	0	0		0
Derivative financial instruments	0	0		0
Total assets	0	0		0
Liabilities at fair value:
Changes in fair value of hedged debt		0	[1]	0	[1]
Liabilities		$ 0		$ 0

[1]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

Fair Value Measurement (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Carrying Amount [Member]
Assets:
Derivative financial instruments		$ 31		$ 52
Liabilities:
Derivative financial instruments	14	0		11
Fair Value [Member]
Assets:
Derivative financial instruments		31		52
Liabilities:
Derivative financial instruments	14	0		11
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents, fair value	503	500		436
Fiduciary Funds Restricted Fair Value Disclosure	1,950	1,796		1,688
Derivative financial instruments	43	31		52
Total assets	2,496	2,327		2,176
Liabilities:
Derivative financial instruments				11
Debt Instrument, Fair Value Disclosure		18	[1]	20	[1]
Liabilities		18		31
Fair Value, Measurements, Recurring [Member] | Level 1
Assets:
Cash and cash equivalents, fair value	503	500		436
Fiduciary Funds Restricted Fair Value Disclosure	1,950	1,796		1,688
Derivative financial instruments		0		0
Total assets	2,453	2,296		2,124
Liabilities:
Derivative financial instruments				0
Debt Instrument, Fair Value Disclosure		0	[1]	0	[1]
Liabilities		0		0
Fair Value, Measurements, Recurring [Member] | Level 2
Assets:
Cash and cash equivalents, fair value	0	0		0
Fiduciary Funds Restricted Fair Value Disclosure	0	0		0
Derivative financial instruments	43	31		52
Total assets	43	31		52
Liabilities:
Derivative financial instruments				11
Debt Instrument, Fair Value Disclosure		18	[1]	20	[1]
Liabilities		18		31
Fair Value, Measurements, Recurring [Member] | Level 3
Assets:
Cash and cash equivalents, fair value	0	0		0
Fiduciary Funds Restricted Fair Value Disclosure	0	0		0
Derivative financial instruments	0	0		0
Total assets	0	0		0
Liabilities:
Derivative financial instruments				0
Debt Instrument, Fair Value Disclosure		0	[1]	0	[1]
Liabilities		$ 0		$ 0

[1]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

Fair Value Measurements Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities [Abstract]
Shot-term debt	$ 17	$ 15	$ 15
Long-term debt	2,326	2,338	2,354
Carrying Amount [Member]
Assets [Abstract]
Derivative financial instruments		31	52
Liabilities [Abstract]
Shot-term debt		15	15
Long-term debt	2,326	2,338	2,354
Derivative financial instruments	14	0	11
Short Term Debt And Current Portion Of Long Term Debt	17	15
Derivative Assets Current Carrying Value	43	31
Fair Value [Member]
Assets [Abstract]
Derivative financial instruments		31	52
Liabilities [Abstract]
Short-term debt, Fair Value		15	15
Long-term debt	2,509	2,576
Long-term debt, Fair Value		2,576	2,499
Derivative financial instruments	14	0	11
Short Term Debt And Current Portion Of Long Term Debt	17	15
Derivative Assets Current Carrying Value	$ 43	$ 31

Fair Value Measurements Fair Value Measurements (Details 3) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges					$ 492
Goodwill, fair value	2,829	2,827	3,295	3,294	1,782
Goodwill, carry value					$ 1,290

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Information regarding operating segments
Commissions and fees	$ 885				$ 837							$ 1,931		$ 1,842		$ 3,458		$ 3,414		$ 3,293
Investment income	3				5							7		10		18		31		38
Other income	2				0							3		3		4		2		1
Total Revenues	890		871	754	842		1,013	819	760	861	1,007	1,941		1,855		3,480		3,447		3,332
Depreciation and amortization	35				34							75		68		138		142		145
Operating income	171				179							458		496		(209)		566		753
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Global
Information regarding operating segments
Commissions and fees	305				282							688		652
Investment income	1				1							2		3
Other income	0				0							0		0
Total Revenues	306				283							690		655
Depreciation and amortization	7				6							14		13
Operating income	106				94							277		273
Interest in earnings of associates, net of tax	0				0							0		0
North America
Information regarding operating segments
Commissions and fees	333				314							696		660
Investment income	0				1							1		1
Other income	2				0							3		3
Total Revenues	335				315							700		664
Depreciation and amortization	9				8							18		16
Operating income	57				48							146		130
Interest in earnings of associates, net of tax	0				0							0		0
International
Information regarding operating segments
Commissions and fees	247				241							547		530
Investment income	2				3							4		6
Other income	0				0							0		0
Total Revenues	249				244							551		536
Depreciation and amortization	5				5							10		9
Operating income	27				40							113		121
Interest in earnings of associates, net of tax	(3)				(1)							12		14
Total Retail [Member]
Information regarding operating segments
Commissions and fees	580				555							1,243		1,190		2,334		2,341		2,306
Investment income	2				4							5		7		13		22		29
Other income	2				0							3		3		4		2		1
Total Revenues	584				559							1,251		1,200		2,351		2,365		2,336
Depreciation and amortization	14				13							28		25		52		46		45
Operating income	84				88							259		251		423		492		546
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Total Operating Segments [Member]
Information regarding operating segments
Commissions and fees	885				837							1,931		1,842		3,458		3,414		3,293
Investment income	3				5							7		10		18		31		38
Other income	2				0							3		3		4		2		1
Total Revenues	890				842							1,941		1,855		3,480		3,447		3,332
Depreciation and amortization	21				19							42		38		79		69		63
Operating income	190				182							536		524		795		844		866
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Corporate [Member]
Information regarding operating segments
Commissions and fees	0	[1]			0	[1]						0	[1]	0	[1]
Investment income	0	[1]			0	[1]						0	[1]	0	[1]
Other income	0	[1]			0	[1]						0	[1]	0	[1]
Total Revenues	0	[1]			0	[1]						0	[1]	0	[1]
Depreciation and amortization	14	[1]			15	[1]						33	[1]	30	[1]	59	[2]	73	[2]	82	[2]
Operating income	(19)	[1]			(3)	[1]						(78)	[1]	(28)	[1]	(1,004)	[2]	(278)	[2]	(113)	[2]
Interest in earnings of associates, net of tax	0	[1]			0	[1]						0	[1]	0	[1]
Global
Information regarding operating segments
Commissions and fees																1,124		1,073		987
Investment income																5		9		9
Total Revenues																1,129		1,082		996
Depreciation and amortization																27		23		18
Operating income																372		352		320
North America
Information regarding operating segments
Commissions and fees																1,306		1,314		1,369
Investment income																3		7		15
Other income																4		2		1
Total Revenues																1,313		1,323		1,385
Depreciation and amortization																31		28		23
Operating income																240		271		320
International
Information regarding operating segments
Commissions and fees																1,028		1,027		937
Investment income																10		15		14
Total Revenues																1,038		1,042		951
Depreciation and amortization																21		18		22
Operating income																183		221		226
Interest in earnings of associates, net of tax																$ 5		$ 12		$ 23

[1]	See the following table for an analysis of the ‘Corporate and Other’ line.
[2]	See the following table for an analysis of the ‘Corporate and other’ line.

Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Corporate and other information
Amortization of intangible assets	$ (14)		$ (15)		$ (28)		$ (30)		$ (59)		$ (68)		$ (82)
Additional incentive accrual, change in remuneration policy									(252)	[1]	0	[1]	0	[1]
Write off of unamortized cash retention awards									(200)	[2]	0	[2]	0	[2]
Goodwill and intangible asset impairment									(492)	[3]	0	[3]	0	[3]
Joint Venture Settlement									(11)	[4]	0	[4]	0	[4]
Insurance recoveries			5				5		10	[5]	0	[5]	0	[5]
Write-off of uncollectible accounts receivable									28		22
Venezuela currency devaluation									0		0		(12)
OPERATING (LOSS) INCOME	171		179		458		496		(209)		566		753
All Other Segments [Member]
Corporate and other information
Amortization of intangible assets	(14)		(15)		(28)		(30)		(59)		(68)		(82)
Write-off of uncollectible accounts receivable									(13)	[6]	(22)	[6]	0	[6]
Net gain (loss) on disposal of operations									(3)	[4]	4	[4]	(2)	[4]
Foreign exchange hedging					0		2		8		5		(16)
Foreign exchange gain (loss) on the UK pension plan asset	1		(2)		1		(1)		(1)		0		3
2011 Operational Review									0		(180)		0
FSA regulatory settlement									0		(11)		0
Venezuela currency devaluation									0		0		(12)
Other	(6)		9		(5)		9		9	[7]	(6)	[7]	(4)	[7]
Write Off Of Uncollectible Trade Receivable Balance And Associated Legal Costs					0		(13)
Expense reduction initiative					(46)		0
Corporate [Member]
Corporate and other information
OPERATING (LOSS) INCOME	$ (19)	[8]	$ (3)	[8]	$ (78)	[8]	$ (28)	[8]	$ (1,004)	[9]	$ (278)	[9]	$ (113)	[9]

[1]	Additional incentive accrual recognized following the replacement of annual incentive awards with annual cash bonuses which will not feature a repayment requirement.
[2]	Write-off of unamortized cash retention awards following decision to eliminate the repayment requirement on past awards.
[3]	Non-cash charge recognized related to the impairment of the carrying value of the North America reporting unit's goodwill.
[4]	$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.
[5]	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.
[6]	In early 2012 the Company identified an uncollectible accounts receivable balance of approximately $28 million in Chicago due to fraudulent overstatements of Commissions and fees. For the year ended December 31, 2011, the Company recorded an estimate of the misstatement of Commissions and fees from prior periods by recognizing in the fourth quarter of 2011 a $22 million charge to Other operating expenses to write off the uncollectible receivable at January 1, 2011. The Company concluded its internal investigation into these matters in the three months ended March 31, 2012 and identified an additional $12 million in fraudulent overstatement of Commissions and fees, and has corrected the additional misstatement by recognizing a $13 million charge (including legal expenses) to Other operating expenses in the first quarter of 2012. The above amount represents the additional charge taken.
[7]	Other includes $7 million (2011: $12 million, 2010: $7 million) from the release of funds and reserves related to potential legal liabilities.
[8]	See the following table for an analysis of the ‘Corporate and Other’ line.
[9]	See the following table for an analysis of the ‘Corporate and other’ line.

Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total consolidated operating income
Total consolidated operating income	$ 171	$ 179	$ 458	$ 496	$ (209)	$ 566	$ 753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs					0	(171)	0
Interest expense	(32)	(33)	(63)	(65)	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587

Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions and fees:
Retail insurance services												$ 2,334	$ 2,341	$ 2,306
Specialty insurance services												1,124	1,073	987
Total commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment income	3			5						7	10	18	31	38
Other income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
Global
Commissions and fees:
Specialty insurance services												1,124	1,073	987
Total commissions and fees												1,124	1,073	987
Investment income												5	9	9
Total Revenues												1,129	1,082	996
North America
Commissions and fees:
Retail insurance services												1,306	1,314	1,369
Total commissions and fees												1,306	1,314	1,369
Investment income												3	7	15
Other income												4	2	1
Total Revenues												1,313	1,323	1,385
International
Commissions and fees:
Retail insurance services												1,028	1,027	937
Total commissions and fees												1,028	1,027	937
Investment income												10	15	14
Total Revenues												$ 1,038	$ 1,042	$ 951

Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Commissions and fees
Commissions and fees	$ 885	$ 837	$ 1,931	$ 1,842	$ 3,458		$ 3,414		$ 3,293
Fixed assets
Fixed assets	452		452		468		406
UNITED KINGDOM
Commissions and fees
Commissions and fees for foreign country					980	[1]	963	[1]	902	[1]
Fixed assets
Fixed assets for foreign country					218		171
US
Commissions and fees
Commissions and fees for foreign country					1,484	[1]	1,461	[1]	1,503	[1]
Fixed assets
Fixed assets for foreign country					207		194
Other
Commissions and fees
Commissions and fees for foreign country					994	[1],[2]	990	[1],[2]	888	[1],[2]
Fixed assets
Fixed assets for foreign country					$ 43	[2]	$ 41	[2]

[1]	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.
[2]	Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.

Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 Country		Dec. 31, 2011 Country		Dec. 31, 2010
Segment Reporting Information [Line Items]
No of Customer Represented More than Ten Number of Customer Represented More than Ten Percents of Company's Consolidated Commission and Fees		0.00%		0.00%		0.00%
Number of Country Represented More than Ten Percent of Company's Consolidated Commission and Fees or Fixed Assets		2		2
Segment information (Textual) [Abstract]
Joint Venture Settlement		$ 11	[1]	$ 0	[1]	$ 0	[1]
Net (loss) gain on disposal of operations		1
Write Off Of Uncollectible Trade Receivable Balance		(28)		(22)
Fees and Commissions	12
The release of funds related to potential legal liabilities		7		12		7
Conducting business, commissions and fees and or fixed assets in excess of consolidated commissions and fees or fixed assets		10.00%
Overstatement of Additional Commisions and Fees
Segment Reporting Information [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 13

[1]	$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.

Subsidiary Undertakings (Details)	12 Months Ended
Dec. 31, 2012
TAI Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Trinity Acquisition plc. [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Faber Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Group Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Investment UK Holdings Limited Member
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Netherlands Holdings B.V. [Member]
Schedule of Investments [Line Items]
Country of registration	Netherlands
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Europe B.V. [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis HRH, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%
Willis Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis North America, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%
Willis Re, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Commissions and fees	$ 885			$ 837						$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment income	3			5						7	10	18	31	38
Other Income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
EXPENSES
Salaries and benefits	(529)			(500)						(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other operating expenses	(155)			(129)						(311)	(285)	(581)	(656)	(564)
Depreciation expense	(21)			(19)						(47)	(38)	(79)	(74)	(63)
Amortization of intangible assets	(14)			(15)						(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge		(492)										(492)	0	0
Net (loss) gain on disposal of operations	0			0						0	0	(3)	4	(2)
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171			179						458	496	(209)	566	753
Investment income from Group undertakings	0			0						0	0	0	0	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs												0	(171)	0
Interest expense	(32)			(33)						(63)	(65)	(128)	(156)	(166)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139			146						395	431	(337)	239	587
Income taxes	(29)			(36)						(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110			110						318	327	(438)	207	447
Interest in earnings of associates, net of tax	(3)			(1)						12	14	5	12	23
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	107			109						330	341	(433)	219	470
Discontinued operations, net of tax	0			1						0	1	0	1	0
NET INCOME (LOSS)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	(805)	26	108	225	25	60	85	34	324	333	(446)	204	455
Willis Group Holdings
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
EXPENSES
Salaries and benefits	(1)			0						(1)	(1)	(2)	(3)	0
Other operating expenses	(1)			(10)						(5)	(7)	(4)	(17)	335
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(347)
Total expenses	(2)			(10)						(6)	(8)	(6)	(20)	(12)
OPERATING (LOSS) INCOME	(2)			(10)						(6)	(8)	(6)	(20)	(12)
Investment income from Group undertakings	0			0						0	0	6	35	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(10)			(10)						(21)	(21)	(43)	(34)	0
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(12)			(20)						(27)	(29)	(43)	(19)	(12)
Income taxes	0			5						0	7	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)			(15)						(27)	(22)	(43)	(19)	(12)
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	117			123						351	355	(403)	223	467
(LOSS) INCOME FROM CONTINUING OPERATIONS	105			108							333	(446)	204	455
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	105			108						324	333	(446)	204	455
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105			108						324	333	(446)	204	455
The Other Guarantors
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	3			3						6	6	11	11	10
Other Income	0			0						0	0	0	0	0
Total Revenues	3			3						6	6	11	11	10
EXPENSES
Salaries and benefits	0			0						0	0	0	0	0
Other operating expenses	(26)			(2)						(31)	1	(82)	32	(10)
Depreciation expense	(1)			(1)						(1)	(1)	(1)	0	0
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	0
Total expenses	(27)			(3)						(32)	0	(83)	32	(10)
OPERATING (LOSS) INCOME	(24)			0						(26)	6	(72)	43	0
Investment income from Group undertakings	88			93						172	186	1,078	406	1,683
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													(171)
Interest expense	(50)			(64)						(99)	(127)	(239)	(251)	(423)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	14			29						47	65	767	27	1,260
Income taxes	5			1						6	3	28	56	16
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	19			30						53	68	795	83	1,276
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	93			92						295	285	(1,184)	91	(823)
(LOSS) INCOME FROM CONTINUING OPERATIONS				122							353	(389)	174	453
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	112			122						348	353	(389)	174	453
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	112			122						348	353	(389)	174	453
The Issuer
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	0			0						0	0	1	2	2
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	1	2	2
EXPENSES
Salaries and benefits	(22)			(6)						(45)	(22)	(96)	(69)	(65)
Other operating expenses	(42)			(33)						(85)	(55)	(79)	(98)	(45)
Depreciation expense	(7)			(4)						(11)	(7)	(15)	(14)	(9)
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge
Net (loss) gain on disposal of operations	0			0						0	0	0	0	0
Total expenses	(71)			(43)						(141)	(84)	(190)	(181)	(119)
OPERATING (LOSS) INCOME	(71)			(43)						(141)	(84)	(189)	(179)	(117)
Investment income from Group undertakings	73			66						135	130	254	341	356
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(36)			(37)						(66)	(74)	(155)	(159)	(157)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(34)			(14)						(72)	(28)	(90)	3	82
Income taxes	0			5						0	10	34	27	29
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(34)			(9)						(72)	(18)	(56)	30	111
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	48			18						122	53	(172)	(66)	(76)
(LOSS) INCOME FROM CONTINUING OPERATIONS				9							35	(228)	(36)	35
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	14			9						50	35	(228)	(36)	35
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	14			9						50	35	(228)	(36)	35
Other
REVENUES
Commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment income	3			5						7	10	17	29	36
Other Income	2			0						(183)	96	97	24	1
Total Revenues	890			842						1,755	1,948	3,572	3,467	3,330
EXPENSES
Salaries and benefits	(506)			(494)						(1,051)	(983)	(2,377)	(2,015)	(1,818)
Other operating expenses	(142)			(87)						(246)	(228)	(419)	(571)	(825)
Depreciation expense	(13)			(14)						(35)	(30)	(63)	(60)	(54)
Amortization of intangible assets	(16)			(19)						(32)	(36)	(71)	(74)	(82)
Goodwill impairment charge												(492)
Net (loss) gain on disposal of operations	3			(7)						3	(23)	(28)	7	350
Total expenses	(674)			(621)						(1,361)	(1,300)	(3,450)	(2,713)	(2,429)
OPERATING (LOSS) INCOME	216			221						394	648	122	754	901
Investment income from Group undertakings	5			19						48	14	220	(157)	952
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(88)			(73)						(173)	(142)	(277)	(332)	(374)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	133			167						269	520	65	265	1,479
Income taxes	(40)			(41)						(87)	(117)	(166)	(117)	(186)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	93			126						182	403	(101)	148	1,293
Interest in earnings of associates, net of tax	(5)			(3)						8	10	(4)	4	16
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	88			123							413	(105)	152	1,309
Discontinued operations, net of tax				1							1	0	1	0
NET INCOME (LOSS)	88			124						190	414	(105)	153	1,309
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	86			122						184	405	(118)	137	1,294
Consolidating adjustments
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	(3)			(3)						(6)	(6)	(11)	(11)	(10)
Other Income	0			0						186	(93)	(93)	(22)	0
Total Revenues	(3)			(3)						180	(99)	(104)	(33)	(10)
EXPENSES
Salaries and benefits	0			0						0	0	0	0	15
Other operating expenses	56			3						56	4	3	(2)	(19)
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	2			4						4	6	12	6	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	(3)			7						(3)	23	25	(3)	(5)
Total expenses	55			14						57	33	40	1	(9)
OPERATING (LOSS) INCOME	52			11						237	(66)	(64)	(32)	(19)
Investment income from Group undertakings	(166)			(178)						(355)	(330)	(1,558)	(625)	(2,991)
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	152			151						296	299	586	620	788
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	38			(16)						178	(97)	(1,036)	(37)	(2,222)
Income taxes	6			(6)						4	(7)	3	2	1
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	44			(22)						182	(104)	(1,033)	(35)	(2,221)
Interest in earnings of associates, net of tax	2			2						4	4	9	8	7
EQUITY ACCOUNT FOR SUBSIDIARIES	(258)			(233)						(768)	(693)	1,759	(248)	432
(LOSS) INCOME FROM CONTINUING OPERATIONS				(253)							(793)	735	(275)	(1,782)
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	(212)			(253)						(582)	(793)	735	(275)	(1,782)
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (212)			$ (253)						$ (582)	$ (793)	$ 735	$ (275)	$ (1,782)

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
The Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	16	12	54	39	(263)	(117)	18
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	16	12	54	39	(263)	(117)	18
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(212)	(184)	(510)	(814)	975	206	(1,881)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (212)	$ (184)	$ (510)	$ (814)	$ 975	$ 206	$ (1,881)

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 503	$ 500	$ 407	$ 436	$ 316	$ 221
Accounts receivable, net	1,044	933		910
Fiduciary assets	9,910	9,271		9,338
Deferred tax assets	10	13		44
Other current assets	207	181		259
Total current assets	11,674	10,898		10,987
Investments in subsidiaries	0	0		0
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	452	468		406
Goodwill	2,829	2,827		3,295	3,294
Other intangible assets, net	373	385		420
Investments in associates	177	174		170
Deferred tax assets	15	18		22
Pension benefits asset	213	136		145
Other non-current assets	205	206		283
Total non-current assets	4,264	4,214		4,741
TOTAL ASSETS	15,938	15,112		15,728
CURRENT LIABILITIES
Fiduciary liabilities	9,910	9,271		9,338
Deferred revenue and accrued expenses	414	541		320
Income taxes payable	34	19		15
Short-term debt and current portion of long-term debt	17	15		15
Deferred tax liabilities	32	21		26
Other current liabilities	358	327		282
Total current liabilities	10,765	10,194		9,996
NON-CURRENT LIABILITIES
Long-term debt	2,326	2,338		2,354
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	18	18		32
Provisions for liabilities	202	180		196	179
Other non-current liabilities	371	375		363
Total non-current liabilities	3,173	3,193		3,215
Total liabilities	13,938	13,387		13,211
EQUITY
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	23	26		31
Total equity	2,000	1,725	2,711	2,517	2,608	2,229
TOTAL LIABILITIES AND EQUITY	15,938	15,112		15,728
Willis Group Holdings
CURRENT ASSETS
Cash and cash equivalents	1	1	0	0	0	0
Accounts receivable, net	0	0		2
Fiduciary assets	0	0		0
Deferred tax assets	0	1		0
Other current assets	1	1		1
Total current assets	2	3		3
Investments in subsidiaries	(1,215)	(1,542)		(1,023)
Amounts owed by (to) Group undertakings	4,047	4,091		4,354
NON-CURRENT ASSETS
Fixed assets, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	4	5		5
Total non-current assets	4	5		5
TOTAL ASSETS	2,838	2,557		3,339
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	3	2		2
Income taxes payable	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	1	1		0
Other current liabilities	62	60		56
Total current liabilities	66	63		58
NON-CURRENT LIABILITIES
Long-term debt	795	795		795
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		0
Provisions for liabilities	0	0		0
Other non-current liabilities	0	0		0
Total non-current liabilities	795	795		795
Total liabilities	861	858		853
EQUITY
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	0	0		0
Total equity	1,977	1,699		2,486
TOTAL LIABILITIES AND EQUITY	2,838	2,557		3,339
The Other Guarantors
CURRENT ASSETS
Cash and cash equivalents	5	0	0	0	0	0
Accounts receivable, net	0	0		0
Fiduciary assets	0	0		0
Deferred tax assets	0	0		1
Other current assets	91	65		52
Total current assets	96	65		53
Investments in subsidiaries	2,763	2,493		3,778
Amounts owed by (to) Group undertakings	(3,926)	(3,959)		(4,716)
NON-CURRENT ASSETS
Fixed assets, net	12	11		4
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	138	134		170
Total non-current assets	150	145		174
TOTAL ASSETS	(917)	(1,256)		(711)
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	0	0		0
Income taxes payable	34	25		40
Short-term debt and current portion of long-term debt	15	15		11
Deferred tax liabilities	4	0		0
Other current liabilities	0	0		11
Total current liabilities	53	40		62
NON-CURRENT LIABILITIES
Long-term debt	266	274		289
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		5
Provisions for liabilities	0	0		0
Other non-current liabilities	5	5		9
Total non-current liabilities	271	279		303
Total liabilities	324	319		365
EQUITY
Total Willis Group Holdings shareholders' equity	(1,241)	(1,575)		(1,076)
Noncontrolling interests	0	0		0
Total equity	(1,241)	(1,575)		(1,076)
TOTAL LIABILITIES AND EQUITY	(917)	(1,256)		(711)
The Issuer
CURRENT ASSETS
Cash and cash equivalents	0	0	0	163	76	104
Accounts receivable, net	2	0		3
Fiduciary assets	0	0		0
Deferred tax assets	0	0		0
Other current assets	25	38		21
Total current assets	27	38		187
Investments in subsidiaries	646	553		1,482
Amounts owed by (to) Group undertakings	653	687		476
NON-CURRENT ASSETS
Fixed assets, net	57	63		59
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	34	41		43
Total non-current assets	91	104		102
TOTAL ASSETS	1,417	1,382		2,247
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	15	0		0
Income taxes payable	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	0	0		1
Other current liabilities	49	73		57
Total current liabilities	64	73		58
NON-CURRENT LIABILITIES
Long-term debt	1,264	1,268		1,270
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		35
Provisions for liabilities	0	0		0
Other non-current liabilities	6	7		9
Total non-current liabilities	1,270	1,275		1,314
Total liabilities	1,334	1,348		1,372
EQUITY
Total Willis Group Holdings shareholders' equity	83	34		875
Noncontrolling interests	0	0		0
Total equity	83	34		875
TOTAL LIABILITIES AND EQUITY	1,417	1,382		2,247
Other
CURRENT ASSETS
Cash and cash equivalents	497	499	407	273	240	117
Accounts receivable, net	1,015	904		877
Fiduciary assets	10,799	10,071		9,941
Deferred tax assets	11	18		43
Other current assets	263	241		271
Total current assets	12,585	11,733		11,405
Investments in subsidiaries	3,807	3,824		3,848
Amounts owed by (to) Group undertakings	(774)	(819)		(114)
NON-CURRENT ASSETS
Fixed assets, net	385	395		345
Goodwill	1,211	1,226		1,704
Other intangible assets, net	502	484		435
Investments in associates	(48)	(53)		(45)
Deferred tax assets	40	42		22
Pension benefits asset	213	136		145
Other non-current assets	165	157		192
Total non-current assets	2,468	2,387		2,798
TOTAL ASSETS	18,086	17,125		17,937
CURRENT LIABILITIES
Fiduciary liabilities	10,799	10,071		9,941
Deferred revenue and accrued expenses	397	543		318
Income taxes payable	137	120		30
Short-term debt and current portion of long-term debt	2	0		4
Deferred tax liabilities	28	25		25
Other current liabilities	277	216		185
Total current liabilities	11,640	10,975		10,503
NON-CURRENT LIABILITIES
Long-term debt	1	1		0
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	43	42		(9)
Provisions for liabilities	213	188		198
Other non-current liabilities	361	363		345
Total non-current liabilities	874	876		804
Total liabilities	12,514	11,851		11,307
EQUITY
Total Willis Group Holdings shareholders' equity	5,549	5,248		6,599
Noncontrolling interests	23	26		31
Total equity	5,572	5,274		6,630
TOTAL LIABILITIES AND EQUITY	18,086	17,125		17,937
Consolidating adjustments
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	27	29		28
Fiduciary assets	(889)	(800)		(603)
Deferred tax assets	(1)	(6)		0
Other current assets	(173)	(164)		(86)
Total current assets	(1,036)	(941)		(661)
Investments in subsidiaries	(6,001)	(5,328)		(8,085)
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	(2)	(1)		(2)
Goodwill	1,618	1,601		1,591
Other intangible assets, net	(129)	(99)		(15)
Investments in associates	225	227		215
Deferred tax assets	(25)	(24)		0
Pension benefits asset	0	0		0
Other non-current assets	(136)	(131)		(127)
Total non-current assets	1,551	1,573		1,662
TOTAL ASSETS	(5,486)	(4,696)		(7,084)
CURRENT LIABILITIES
Fiduciary liabilities	(889)	(800)		(603)
Deferred revenue and accrued expenses	(1)	(4)		0
Income taxes payable	(137)	(126)		(55)
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	(1)	(5)		0
Other current liabilities	(30)	(22)		(27)
Total current liabilities	(1,058)	(957)		(685)
NON-CURRENT LIABILITIES
Long-term debt	0	0		0
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	(25)	(24)		1
Provisions for liabilities	(11)	(8)		(2)
Other non-current liabilities	(1)	0		0
Total non-current liabilities	(37)	(32)		(1)
Total liabilities	(1,095)	(989)		(686)
EQUITY
Total Willis Group Holdings shareholders' equity	(4,391)	(3,707)		(6,398)
Noncontrolling interests	0	0		0
Total equity	(4,391)	(3,707)		(6,398)
TOTAL LIABILITIES AND EQUITY	$ (5,486)	$ (4,696)		$ (7,084)

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			$ 137	$ 158	$ 525	$ 439	$ 489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			8	5	5	13	10
Additions to fixed assets			(51)	(63)	(135)	(111)	(83)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1	0	(2)	0	0
Proceeds from sale of continuing operations, net of cash disposed					0	0	2
Proceeds from sale of discontinued operations, net of cash disposed					0	14	0
Net cash (used in) provided by continuing investing activities			(75)	(66)	(172)	(101)	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	50	0	(90)	90
Senior notes issued	800	800			0	794	0
Debt issuance costs					0	(12)	0
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			2	50	1	0	0
Repayments of debt			(8)	(9)	(15)	(911)	(209)
Make-whole on repurchase and redemption of senior notes					0	(158)	0
Repurchase of shares			0	(56)	(100)	0	0
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	1	2	5	2
Proceeds from Noncontrolling Interests			0	3	3	0	0
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			(95)	(93)	(185)	(180)	(176)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(9)	(10)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(50)	(120)	(291)	(214)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			12	(28)	62	124	102
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			500	436	436	316	221
CASH AND CASH EQUIVALENTS, END OF YEAR			503	407	500	436	316
Willis Group Holdings
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(26)	(25)	(42)	(41)	(9)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0	0	0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						794
Debt issuance costs						(7)
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0	0
Repayments of debt			0	0	0	0	0
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				(56)	(100)	(100)
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	0	0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			58	151	275	(626)	106
Dividends paid			(95)	(93)	(185)	(180)	(133)
Proceeds from sale of noncontrolling interests				0	0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			26	25	43	41	9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	1	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			1	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			1	0	1	0	0
The Other Guarantors
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			41	59	780	184	1,170
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			(1)	(5)	(7)	(4)	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			(1)	(5)	(7)	(4)	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	50		0	0
Senior notes issued						0
Debt issuance costs						(5)
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt					1
Repayments of debt			(8)	(5)	(15)	(500)	0
Make-whole on repurchase and redemption of senior notes						(158)
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			(27)	(99)	(759)	187	(317)
Dividends paid			0	0	0	0	(849)
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	(4)	(4)
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			(35)	(54)	(773)	(180)	(1,170)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			5	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			5	0	0	0	0
The Issuer
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(25)	35	69	88	83
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			2	0	0	0	0
Additions to fixed assets			(8)	(7)	(19)	(21)	(7)
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			(6)	(7)	(19)	(21)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		(90)	90
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt					0
Repayments of debt			0	0	0	(411)	(200)
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			31	(191)	(213)	521	6
Dividends paid			0	0	0	0	0
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			31	(191)	(213)	20	(104)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	(163)	(163)	87	(28)
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	163	163	76	104
CASH AND CASH EQUIVALENTS, END OF YEAR			0	0	0	163	76
Other
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			147	142	431	1,269	1,572
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			6	5	5	13	10
Additions to fixed assets			(42)	(51)	(109)	(86)	(76)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1		(2)
Proceeds from sale of continuing operations, net of cash disposed					0		2
Proceeds from sale of discontinued operations, net of cash disposed						14
Net cash (used in) provided by continuing investing activities			(68)	(54)	(146)	(76)	(87)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			2	0	0	0
Repayments of debt			0	(4)	0	0	(9)
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	1	2	5	2
Proceeds from Noncontrolling Interests				3
Amounts owed by/to Group undertakings			(62)	139	697	(82)	205
Dividends paid			0	(53)	(713)	(1,061)	(1,521)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(5)	(6)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(72)	47	(61)	(1,156)	(1,355)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7	135	224	37	130
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			499	273	273	240	117
CASH AND CASH EQUIVALENTS, END OF YEAR			497	407	499	273	240
Consolidating adjustments
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			0	(53)	(713)	(1,061)	(2,327)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0		0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt					0
Repayments of debt			0	0	0	0	0
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			0	53	713	1,061	2,327
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			0	53	713	1,061	2,327
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			$ 0	$ 0	$ 0	$ 0	$ 0

Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 29, 2009 Willis North America, Inc. [Member]	Mar. 28, 2007 Willis North America, Inc. [Member]	Jul. 01, 2005 Willis North America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes, outstanding balance		$ 300	$ 600	$ 350
Percentage of ownership in wholly on subsidiary by parent	100.00%

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Commissions and fees	$ 885			$ 837						$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment income	3			5						7	10	18	31	38
Other income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
EXPENSES
Salaries and benefits	(529)			(500)						(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other operating expenses	(155)			(129)						(311)	(285)	(581)	(656)	(564)
Depreciation expense	(21)			(19)						(47)	(38)	(79)	(74)	(63)
Amortization of intangible assets	(14)			(15)						(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge		(492)										(492)	0	0
Net (loss) gain on disposal of operations	0			0						0	0	(3)	4	(2)
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171			179						458	496	(209)	566	753
Investment income from Group undertakings	0			0						0	0	0	0	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs												0	(171)	0
Interest expense	(32)			(33)						(63)	(65)	(128)	(156)	(166)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139			146						395	431	(337)	239	587
Income taxes	(29)			(36)						(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110			110						318	327	(438)	207	447
Interest in earnings of associates, net of tax	(3)			(1)						12	14	5	12	23
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	107			109						330	341	(433)	219	470
Discontinued operations, net of tax	0			1						0	1	0	1	0
Net income (loss)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	(805)	26	108	225	25	60	85	34	324	333	(446)	204	455
Willis Group Holdings — the Parent Issuer
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	0			0						0	0	0	0	0
Other income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
EXPENSES
Salaries and benefits	(1)			0						(1)	(1)	(2)	(3)	0
Other operating expenses	(1)			(10)						(5)	(7)	(4)	(17)	335
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(347)
Total expenses	(2)			(10)						(6)	(8)	(6)	(20)	(12)
OPERATING (LOSS) INCOME	(2)			(10)						(6)	(8)	(6)	(20)	(12)
Investment income from Group undertakings	0			0						0	0	6	35	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(10)			(10)						(21)	(21)	(43)	(34)	0
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(12)			(20)						(27)	(29)	(43)	(19)	(12)
Income taxes	0			5						0	7	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)			(15)						(27)	(22)	(43)	(19)	(12)
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	117			123						351	355	(403)	223	467
(LOSS) INCOME FROM CONTINUING OPERATIONS	105			108							333	(446)	204	455
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)	105			108						324	333	(446)	204	455
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105			108						324	333	(446)	204	455
The Guarantors
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	3			3						6	6	12	13	12
Other income	0			0						0	0	0	0	0
Total Revenues	3			3						6	6	12	13	12
EXPENSES
Salaries and benefits	(22)			(6)						(45)	(22)	(96)	(69)	(65)
Other operating expenses	(68)			(35)						(116)	(54)	(161)	(66)	(55)
Depreciation expense	(8)			(5)						(12)	(8)	(16)	(14)	(9)
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	0
Total expenses	(98)			(46)						(173)	(84)	(273)	(149)	(129)
OPERATING (LOSS) INCOME	(95)			(43)						(167)	(78)	(261)	(136)	(117)
Investment income from Group undertakings	161			159						307	316	1,332	747	2,039
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													(171)
Interest expense	(86)			(101)						(165)	(201)	(394)	(410)	(580)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(20)			15						(25)	37	677	30	1,342
Income taxes	5			6						6	13	62	83	45
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)			21						(19)	50	739	113	1,387
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	127			101						367	303	(1,128)	61	(934)
(LOSS) INCOME FROM CONTINUING OPERATIONS				122							353	(389)	174	453
Discontinued operations, net of tax				0							0	0	0
Net income (loss)	112			122						348	353	(389)	174	453
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	112			122						348	353	(389)	174	453
Other
REVENUES
Commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment income	3			5						7	10	17	29	36
Other income	2			0						(183)	96	97	24	1
Total Revenues	890			842						1,755	1,948	3,572	3,467	3,330
EXPENSES
Salaries and benefits	(506)			(494)						(1,051)	(983)	(2,377)	(2,015)	(1,818)
Other operating expenses	(142)			(87)						(246)	(228)	(419)	(571)	(825)
Depreciation expense	(13)			(14)						(35)	(30)	(63)	(60)	(54)
Amortization of intangible assets	(16)			(19)						(32)	(36)	(71)	(74)	(82)
Goodwill impairment charge												(492)
Net (loss) gain on disposal of operations	3			(7)						3	(23)	(28)	7	350
Total expenses	(674)			(621)						(1,361)	(1,300)	(3,450)	(2,713)	(2,429)
OPERATING (LOSS) INCOME	216			221						394	648	122	754	901
Investment income from Group undertakings	5			19						48	14	220	(157)	952
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(88)			(73)						(173)	(142)	(277)	(332)	(374)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	133			167						269	520	65	265	1,479
Income taxes	(40)			(41)						(87)	(117)	(166)	(117)	(186)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	93			126						182	403	(101)	148	1,293
Interest in earnings of associates, net of tax	(5)			(3)						8	10	(4)	4	16
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	88			123							413	(105)	152	1,309
Discontinued operations, net of tax				1							1	0	1	0
Net income (loss)	88			124						190	414	(105)	153	1,309
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	86			122						184	405	(118)	137	1,294
Consolidating adjustments
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	(3)			(3)						(6)	(6)	(11)	(11)	(10)
Other income	0			0						186	(93)	(93)	(22)	0
Total Revenues	(3)			(3)						180	(99)	(104)	(33)	(10)
EXPENSES
Salaries and benefits	0			0						0	0	0	0	15
Other operating expenses	56			3						56	4	3	(2)	(19)
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	2			4						4	6	12	6	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	(3)			7						(3)	23	25	(3)	(5)
Total expenses	55			14						57	33	40	1	(9)
OPERATING (LOSS) INCOME	52			11						237	(66)	(64)	(32)	(19)
Investment income from Group undertakings	(166)			(178)						(355)	(330)	(1,558)	(625)	(2,991)
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	152			151						296	299	586	620	788
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	38			(16)						178	(97)	(1,036)	(37)	(2,222)
Income taxes	6			(6)						4	(7)	3	2	1
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	44			(22)						182	(104)	(1,033)	(35)	(2,221)
Interest in earnings of associates, net of tax	2			2						4	4	9	8	7
EQUITY ACCOUNT FOR SUBSIDIARIES	(244)			(224)						(718)	(658)	1,531	(284)	467
(LOSS) INCOME FROM CONTINUING OPERATIONS				(244)							(758)	507	(311)	(1,747)
Discontinued operations, net of tax				0							0	0	0
Net income (loss)	(198)			(244)						(532)	(758)	507	(311)	(1,747)
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (198)			$ (244)						$ (532)	$ (758)	$ 507	$ (311)	$ (1,747)

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(212)	(184)	(510)	(814)	975	206	(1,881)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	(212)	(184)	(510)	(814)	975	206	(1,881)
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(196)	(172)	(456)	(775)	712	89	(1,863)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (196)	$ (172)	$ (456)	$ (775)	$ 712	$ 89	$ (1,863)

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 503	$ 500	$ 407	$ 436	$ 316	$ 221
Accounts receivable, net	1,044	933		910
Fiduciary assets	9,910	9,271		9,338
Deferred tax assets	10	13		44
Other current assets	207	181		259
Total current assets	11,674	10,898		10,987
Investments in subsidiaries	0	0		0
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	452	468		406
Goodwill	2,829	2,827		3,295	3,294
Other intangible assets, net	373	385		420
Investments in associates	177	174		170
Deferred tax assets	15	18		22
Pension benefits asset	213	136		145
Other non-current assets	205	206		283
Total non-current assets	4,264	4,214		4,741
TOTAL ASSETS	15,938	15,112		15,728
CURRENT LIABILITIES
Fiduciary liabilities	9,910	9,271		9,338
Deferred revenue and accrued expenses	414	541		320
Income taxes payable	34	19		15
Short-term debt and current portion of long-term debt	17	15		15
Deferred tax liabilities	32	21		26
Other current liabilities	358	327		282
Total current liabilities	10,765	10,194		9,996
NON-CURRENT LIABILITIES
Long-term debt	2,326	2,338		2,354
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	18	18		32
Provisions for liabilities	202	180		196	179
Other non-current liabilities	371	375		363
Total non-current liabilities	3,173	3,193		3,215
Total liabilities	13,938	13,387		13,211
EQUITY
Total of Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	23	26		31
Total equity	2,000	1,725	2,711	2,517	2,608	2,229
TOTAL LIABILITIES AND EQUITY	15,938	15,112		15,728
Willis Group Holdings — the Parent Issuer
CURRENT ASSETS
Cash and cash equivalents	1	1	0	0	0	0
Accounts receivable, net	0	0		2
Fiduciary assets	0	0		0
Deferred tax assets	0	1		0
Other current assets	1	1		1
Total current assets	2	3		3
Investments in subsidiaries	(1,215)	(1,542)		(1,023)
Amounts owed by (to) Group undertakings	4,047	4,091		4,354
NON-CURRENT ASSETS
Fixed assets, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	4	5		5
Total non-current assets	4	5		5
TOTAL ASSETS	2,838	2,557		3,339
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	3	2		2
Income taxes payable	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	1	1		0
Other current liabilities	62	60		56
Total current liabilities	66	63		58
NON-CURRENT LIABILITIES
Long-term debt	795	795		795
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		0
Provisions for liabilities	0	0		0
Other non-current liabilities	0	0		0
Total non-current liabilities	795	795		795
Total liabilities	861	858		853
EQUITY
Total of Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	0	0		0
Total equity	1,977	1,699		2,486
TOTAL LIABILITIES AND EQUITY	2,838	2,557		3,339
The Guarantors
CURRENT ASSETS
Cash and cash equivalents	5	0	0	163	76	104
Accounts receivable, net	2	0		3
Fiduciary assets	0	0		0
Deferred tax assets	0	0		1
Other current assets	116	103		73
Total current assets	123	103		240
Investments in subsidiaries	3,326	3,012		4,385
Amounts owed by (to) Group undertakings	(3,273)	(3,272)		(4,240)
NON-CURRENT ASSETS
Fixed assets, net	69	74		63
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	172	175		213
Total non-current assets	241	249		276
TOTAL ASSETS	417	92		661
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	15	0		0
Income taxes payable	34	25		40
Short-term debt and current portion of long-term debt	15	15		11
Deferred tax liabilities	4	0		1
Other current liabilities	49	73		68
Total current liabilities	117	113		120
NON-CURRENT LIABILITIES
Long-term debt	1,530	1,542		1,559
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		40
Provisions for liabilities	0	0		0
Other non-current liabilities	11	12		18
Total non-current liabilities	1,541	1,554		1,617
Total liabilities	1,658	1,667		1,737
EQUITY
Total of Willis Group Holdings shareholders' equity	(1,241)	(1,575)		(1,076)
Noncontrolling interests	0	0		0
Total equity	(1,241)	(1,575)		(1,076)
TOTAL LIABILITIES AND EQUITY	417	92		661
Other
CURRENT ASSETS
Cash and cash equivalents	497	499	407	273	240	117
Accounts receivable, net	1,015	904		877
Fiduciary assets	10,799	10,071		9,941
Deferred tax assets	11	18		43
Other current assets	263	241		271
Total current assets	12,585	11,733		11,405
Investments in subsidiaries	3,807	3,824		3,848
Amounts owed by (to) Group undertakings	(774)	(819)		(114)
NON-CURRENT ASSETS
Fixed assets, net	385	395		345
Goodwill	1,211	1,226		1,704
Other intangible assets, net	502	484		435
Investments in associates	(48)	(53)		(45)
Deferred tax assets	40	42		22
Pension benefits asset	213	136		145
Other non-current assets	165	157		192
Total non-current assets	2,468	2,387		2,798
TOTAL ASSETS	18,086	17,125		17,937
CURRENT LIABILITIES
Fiduciary liabilities	10,799	10,071		9,941
Deferred revenue and accrued expenses	397	543		318
Income taxes payable	137	120		30
Short-term debt and current portion of long-term debt	2	0		4
Deferred tax liabilities	28	25		25
Other current liabilities	277	216		185
Total current liabilities	11,640	10,975		10,503
NON-CURRENT LIABILITIES
Long-term debt	1	1		0
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	43	42		(9)
Provisions for liabilities	213	188		198
Other non-current liabilities	361	363		345
Total non-current liabilities	874	876		804
Total liabilities	12,514	11,851		11,307
EQUITY
Total of Willis Group Holdings shareholders' equity	5,549	5,248		6,599
Noncontrolling interests	23	26		31
Total equity	5,572	5,274		6,630
TOTAL LIABILITIES AND EQUITY	18,086	17,125		17,937
Consolidating adjustments
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	27	29		28
Fiduciary assets	(889)	(800)		(603)
Deferred tax assets	(1)	(6)		0
Other current assets	(173)	(164)		(86)
Total current assets	(1,036)	(941)		(661)
Investments in subsidiaries	(5,918)	(5,294)		(7,210)
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	(2)	(1)		(2)
Goodwill	1,618	1,601		1,591
Other intangible assets, net	(129)	(99)		(15)
Investments in associates	225	227		215
Deferred tax assets	(25)	(24)		0
Pension benefits asset	0	0		0
Other non-current assets	(136)	(131)		(127)
Total non-current assets	1,551	1,573		1,662
TOTAL ASSETS	(5,403)	(4,662)		(6,209)
CURRENT LIABILITIES
Fiduciary liabilities	(889)	(800)		(603)
Deferred revenue and accrued expenses	(1)	(4)		0
Income taxes payable	(137)	(126)		(55)
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	(1)	(5)		0
Other current liabilities	(30)	(22)		(27)
Total current liabilities	(1,058)	(957)		(685)
NON-CURRENT LIABILITIES
Long-term debt	0	0		0
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	(25)	(24)		1
Provisions for liabilities	(11)	(8)		(2)
Other non-current liabilities	(1)	0		0
Total non-current liabilities	(37)	(32)		(1)
Total liabilities	(1,095)	(989)		(686)
EQUITY
Total of Willis Group Holdings shareholders' equity	(4,308)	(3,673)		(5,523)
Noncontrolling interests	0	0		0
Total equity	(4,308)	(3,673)		(5,523)
TOTAL LIABILITIES AND EQUITY	$ (5,403)	$ (4,662)		$ (6,209)

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Cash Flows
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES			$ 137	$ 158	$ 525	$ 439	$ 489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			8	5	5	13	10
Additions to fixed assets			(51)	(63)	(135)	(111)	(83)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1	0	(2)	0	0
Proceeds from sale of continuing operations, net of cash disposed					0	0	2
Proceeds from sale of discontinued operations, net of cash disposed					0	14	0
Net cash (used in) provided by continuing investing activities			(75)	(66)	(172)	(101)	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	50	0	(90)	90
Senior notes issued	800	800			0	794	0
Debt issuance costs					0	(12)	0
Proceeds from issue of other debt			2	50	1	0	0
Proceeds from Issue of Long-Term Debt					0	300	0
Repayments of debt			(8)	(9)	(15)	(911)	(209)
Proceeds from Noncontrolling Interests			0	3	3	0	0
Make Whole On Repurchase And Redemption Of Senior Notes					0	158	0
Repurchase of shares			0	(56)	(100)	0	0
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	1	2	5	2
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			(95)	(93)	(185)	(180)	(176)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(9)	(10)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(50)	(120)	(291)	(214)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			12	(28)	62	124	102
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			500	436	436	316	221
CASH AND CASH EQUIVALENTS, END OF YEAR			503	407	500	436	316
Willis Group Holdings — the Parent Issuer
Condensed Consolidating Statement of Cash Flows
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES			(26)	(25)	(42)	(41)	(9)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0	0	0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						794
Debt issuance costs						(7)
Proceeds from issue of other debt			0	0	0	0
Repayments of debt			0	0	0	0	0
Proceeds from Noncontrolling Interests
Make Whole On Repurchase And Redemption Of Senior Notes						0
Repurchase of shares				(56)	(100)	(100)
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	0	0	0	0
Amounts owed by/to Group undertakings			58	151	275	(626)	106
Dividends paid			(95)	(93)	(185)	(180)	(133)
Proceeds from sale of noncontrolling interests				0	0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			26	25	43	41	9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	1	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			1	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			1	0	1	0	0
The Guarantors
Condensed Consolidating Statement of Cash Flows
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES			16	94	849	272	1,253
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			2	0	0	0	0
Additions to fixed assets			(9)	(12)	(26)	(25)	(7)
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			(7)	(12)	(26)	(25)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	50		(90)	90
Senior notes issued						0
Debt issuance costs						(5)
Proceeds from issue of other debt					1
Proceeds from Issue of Long-Term Debt						300
Repayments of debt			(8)	(5)	(15)	(911)	(200)
Proceeds from Noncontrolling Interests
Make Whole On Repurchase And Redemption Of Senior Notes						158
Repurchase of shares					0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			4	(290)	(972)	708	(311)
Dividends paid			0	0	0	0	(849)
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	(4)	(4)
Dividends paid to noncontrolling interests			0	0	0	0
Net cash provided by (used in) financing activities			(4)	(245)	(986)	(160)	(1,274)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			5	(163)	(163)	87	(28)
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	163	163	76	104
CASH AND CASH EQUIVALENTS, END OF YEAR			5	0	0	163	76
Other
Condensed Consolidating Statement of Cash Flows
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES			147	142	431	1,269	1,572
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			6	5	5	13	10
Additions to fixed assets			(42)	(51)	(109)	(86)	(76)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1		(2)
Proceeds from sale of continuing operations, net of cash disposed					0		2
Proceeds from sale of discontinued operations, net of cash disposed						14
Net cash (used in) provided by continuing investing activities			(68)	(54)	(146)	(76)	(87)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from issue of other debt			2	0	0	0
Repayments of debt			0	(4)	0	0	(9)
Proceeds from Noncontrolling Interests				3
Make Whole On Repurchase And Redemption Of Senior Notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	1	2	5	2
Amounts owed by/to Group undertakings			(62)	139	697	(82)	205
Dividends paid			0	(53)	(713)	(1,061)	(1,521)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(5)	(6)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(72)	47	(61)	(1,156)	(1,355)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7	135	224	37	130
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			499	273	273	240	117
CASH AND CASH EQUIVALENTS, END OF YEAR			497	407	499	273	240
Consolidating adjustments
Condensed Consolidating Statement of Cash Flows
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES			0	(53)	(713)	(1,061)	(2,327)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0	0	0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from issue of other debt					0	0
Repayments of debt			0	0	0	0	0
Proceeds from Noncontrolling Interests
Make Whole On Repurchase And Redemption Of Senior Notes						0
Repurchase of shares					0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			0	53	713	1,061	2,327
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0
Net cash provided by (used in) financing activities			0	53	713	1,061	2,327
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			$ 0	$ 0	$ 0	$ 0	$ 0

Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Senior notes issued	$ 800	$ 800	$ 0	$ 794	$ 0
Percentage of ownership in wholly on subsidiary by parent			100.00%

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total Revenues	$ 890	$ 871	$ 754	$ 842	$ 1,013	$ 819	$ 760	$ 861	$ 1,007	$ 1,941	$ 1,855	$ 3,480	$ 3,447	$ 3,332
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
Net income (loss)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Net income (loss) attributable to Willis Group Holdings	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Earnings per share - continuing operations
Basic	$ 0.6	$ (4.65)	$ 0.15	$ 0.62	$ 1.29	$ 0.14	$ 0.35	$ 0.49	$ 0.2	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
Diluted	$ 0.59	$ (4.65)	$ 0.15	$ 0.61	$ 1.28	$ 0.14	$ 0.34	$ 0.48	$ 0.2	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
Earnings per share - discontinued operations
Basic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0
Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0

COMPREHENSIVE INCOME (Components of AOCI) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Foreign Currency Translation Adjustment in AOCI, Net of Tax	$ (122)		$ (122)		$ (37)	$ (83)	$ (54)
Pension and Other Postretirement Benefit Plans in AOCI, Net of Tax	(772)		(772)		(831)	(675)	(503)
Net unrealized gain on derivative instruments	14		14		15	11	14
Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	(880)		(880)		(850)
Foreign Currency Transaction and Translation Gain (Loss) IN AOCI Arising During Period, Net of Tax			(88)		46	(29)	(8)
Pension and Other Postretirement Benefit Plans, Adjustment in AOCI, before Reclassification Adjustments, Net of Tax			39
Gain on derivatives (effecitve element)			2
Other Comprehensive Income (Loss), Before Reclassification Adjustments, Net of Tax			(47)
Reclassification Adjustment on Foreign Currency Transaction and Translation Gain Loss Included in Net Income, Net of Tax			0
Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	11	7	20	15
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)	(6)	(3)	(2)
Other Comprehensive Income (Loss), Total Reclassification Adjustment on in Net Income, Net of Tax	10	1	17	13
Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(10)	(16)	59	(9)	(156)	(172)	51
Derivatives Qualifying as Hedges, Net of Tax	11	1	(1)	5	4	(3)	6
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	6	(31)	(30)	0	(106)	(203)	53
Accumulated Other Comprehensive Income (Loss) Attributable to noncontrolling interest					3	3	2
Accumulated Other Comprehensive Income (Loss), Net of Tax					$ (853)	$ (747)	$ (543)

COMPREHENSIVE INCOME (Reclassifications from OCI) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (1)	[1]	$ (7)	[1]	$ (4)	[1]	$ (3)	[1]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(6)		(8)		(18)		(6)		36		86		(17)
Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	11		7		20		15
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)		(6)		(3)		(2)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(2)		(2)		(3)		(3)		0		(10)		0
Amortization of unrecognized actuarial loss	14		12		27		24		47		34		40
Pension, Total Reclassification from Other Comprehensive Income (Loss) into Net Income	12		10		24		21
Other Comprehensive Income (Loss), Total Reclassification Adjustment on in Net Income, Net of Tax	10		1		17		13
Interest Rate Swaps [Member]
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)		(4)		(2)		(2)		(4)		(10)		(19)
Derivative [Member]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	0		1		1		1
Investment Income [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)	[1]	(5)	[1]	(3)	[1]	(3)	[1]
Other Operating Expenses [Member] | Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1		(2)	[1]	(1)		0	[1]
Interest Expense [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1)		(7)		(4)		(3)		(9)	[2]	(21)	[2]	(6)	[2]
Cash Flow Hedges [Member] | Investment Income [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)		(5)		(3)		(3)		(5)	[2]	(14)	[2]	(26)	[2]
Cash Flow Hedges [Member] | Other Operating Expenses [Member] | Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1		(2)		(1)		0		(4)	[2]	(7)	[2]	20	[2]
Pensions [Member]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ (1)		$ (3)		$ (4)		$ (6)

[1]	Other Comprehensive Income
[2]	OCI means other comprehensive income.

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Statement of Operations Disclosures) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	$ 885			$ 837						$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment Income	3			5						7	10	18	31	38
Other Income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
Labor and Related Expense	(529)			(500)						(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other Cost and Expense, Operating	(155)			(129)						(311)	(285)	(581)	(656)	(564)
Depreciation	(21)			(19)						(47)	(38)	(79)	(74)	(63)
Amortization of Intangible Assets	(14)			(15)						(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge		(492)										(492)	0	0
Net (loss) gain on disposal of operations	0			0						0	0	(3)	4	(2)
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171			179						458	496	(209)	566	753
Investment income from Group undertakings	0			0						0	0	0	0	0
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs												0	(171)	0
Interest Expense	(32)			(33)						(63)	(65)	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	139			146						395	431	(337)	239	587
Income Tax Expense (Benefit)	(29)			(36)						(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110			110						318	327	(438)	207	447
Income (Loss) from Equity Method Investments	(3)			(1)						12	14	5	12	23
Equity Account For Subsidiaries	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	107			109						330	341	(433)	219	470
Discontinued operations, net of tax	0			1						0	1	0	1	0
Net income (loss)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Net Income (Loss) Attributable to Noncontrolling Interest	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	(805)	26	108	225	25	60	85	34	324	333	(446)	204	455
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
Labor and Related Expense	(1)			0						(1)	(1)	(2)	(3)	0
Other Cost and Expense, Operating	(1)			(10)						(5)	(7)	(4)	(17)	335
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(347)
Total expenses	(2)			(10)						(6)	(8)	(6)	(20)	(12)
OPERATING (LOSS) INCOME	(2)			(10)						(6)	(8)	(6)	(20)	(12)
Investment income from Group undertakings	0			0						0	0	6	35	0
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(10)			(10)						(21)	(21)	(43)	(34)	0
(Loss) income from continuing operations before income taxes and interest in earnings of associates	(12)			(20)						(27)	(29)	(43)	(19)	(12)
Income Tax Expense (Benefit)	0			5						0	7	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)			(15)						(27)	(22)	(43)	(19)	(12)
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	117			123						351	355	(403)	223	467
(LOSS) INCOME FROM CONTINUING OPERATIONS	105			108							333	(446)	204	455
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)	105			108						324	333	(446)	204	455
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105			108						324	333	(446)	204	455
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	3			3						6	6	12	13	12
Other Income	0			0						0	0	0	0	0
Total Revenues	3			3						6	6	12	13	12
Labor and Related Expense	(22)			(6)						(45)	(22)	(96)	(69)	(65)
Other Cost and Expense, Operating	(68)			(35)						(116)	(55)	(162)	(70)	(64)
Depreciation	(8)			(5)						(12)	(8)	(16)	(14)	(9)
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	2,610
Total expenses	(98)			(46)						(173)	(85)	(274)	(153)	2,472
OPERATING (LOSS) INCOME	(95)			(43)						(167)	(79)	(262)	(140)	2,484
Investment income from Group undertakings	145			144						278	448	2,322	682	1,701
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(77)			(93)						(148)	(184)	(359)	(367)	(481)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	(27)			8						(37)	185	1,701	175	3,704
Income Tax Expense (Benefit)	7			9						8	18	73	44	8
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(20)			17						(29)	203	1,774	219	3,712
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	132			105						377	150	(2,163)	(45)	(3,259)
(LOSS) INCOME FROM CONTINUING OPERATIONS	112			122							353	(389)	174	453
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				122						348	353	(389)	174	453
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	112			122						348	353	(389)	174	453
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
Labor and Related Expense	0			0						0	0	0	0	0
Other Cost and Expense, Operating	0			0						0	1	1	4	9
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(1,528)
Total expenses	0			0						0	1	1	4	(1,519)
OPERATING (LOSS) INCOME	0			0						0	1	1	4	(1,519)
Investment income from Group undertakings	16			18						29	318	742	112	4,634
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													(171)
Interest Expense	(9)			(8)						(17)	(17)	(35)	(43)	(99)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	7			10						12	302	708	(98)	3,016
Income Tax Expense (Benefit)	(2)			(3)						(2)	(5)	(11)	39	37
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	5			7						10	297	697	(59)	3,053
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	92			103						310	36	(1,124)	277	(2,048)
(LOSS) INCOME FROM CONTINUING OPERATIONS	97			110							333	(427)	218	1,005
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				110						320	333	(427)	218	1,005
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	97			110						320	333	(427)	218	1,005
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment Income	3			5						7	10	17	29	36
Other Income	2			0						(183)	96	97	24	1
Total Revenues	890			842						1,755	1,948	3,572	3,467	3,330
Labor and Related Expense	(506)			(494)						(1,051)	(983)	(2,377)	(2,015)	(1,818)
Other Cost and Expense, Operating	(142)			(87)						(246)	(228)	(419)	(571)	(825)
Depreciation	(13)			(14)						(35)	(30)	(63)	(60)	(54)
Amortization of Intangible Assets	(16)			(19)						(32)	(36)	(71)	(74)	(82)
Goodwill impairment charge												(492)
Net (loss) gain on disposal of operations	3			(7)						3	(23)	(28)	7	350
Total expenses	(674)			(621)						(1,361)	(1,300)	(3,450)	(2,713)	(2,429)
OPERATING (LOSS) INCOME	216			221						394	648	122	754	901
Investment income from Group undertakings	5			19						48	14	220	(157)	952
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(88)			(73)						(173)	(142)	(277)	(332)	(374)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	133			167						269	520	65	265	1,479
Income Tax Expense (Benefit)	(40)			(41)						(87)	(117)	(166)	(117)	(186)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	93			126						182	403	(101)	148	1,293
Income (Loss) from Equity Method Investments	(5)			(3)						8	10	(4)	4	16
Equity Account For Subsidiaries	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	88			123							413	(105)	152	1,309
Discontinued operations, net of tax				1							1	0	1	0
Net income (loss)	88			124						190	414	(105)	153	1,309
Net Income (Loss) Attributable to Noncontrolling Interest	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	86			122						184	405	(118)	137	1,294
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	(3)			(3)						(6)	(6)	(11)	(11)	(10)
Other Income	0			0						186	(93)	(93)	(22)	0
Total Revenues	(3)			(3)						180	(99)	(104)	(33)	(10)
Labor and Related Expense	0			0						0	0	0	0	15
Other Cost and Expense, Operating	56			3						56	4	3	(2)	(19)
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	2			4						4	6	12	6	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	(3)			7						(3)	23	25	(3)	(1,087)
Total expenses	55			14						57	33	40	1	(1,091)
OPERATING (LOSS) INCOME	52			11						237	(66)	(64)	(32)	(1,101)
Investment income from Group undertakings	(166)			(181)						(355)	(780)	(3,290)	(672)	(7,287)
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	152			151						296	299	586	620	788
(Loss) income from continuing operations before income taxes and interest in earnings of associates	38			(19)						178	(547)	(2,768)	(84)	(7,600)
Income Tax Expense (Benefit)	6			(6)						4	(7)	3	2	1
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	44			(25)						182	(554)	(2,765)	(82)	(7,599)
Income (Loss) from Equity Method Investments	2			2						4	4	9	8	7
Equity Account For Subsidiaries	(341)			(331)						(1,038)	(541)	3,690	(455)	4,840
(LOSS) INCOME FROM CONTINUING OPERATIONS	(295)			(354)							(1,091)	934	(529)	(2,752)
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				(354)						(852)	(1,091)	934	(529)	(2,752)
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (295)			$ (354)						$ (852)	$ (1,091)	$ 934	$ (529)	$ (2,752)

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	103	84	295	334	(528)	21	1,054
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	103	84	295	334	(528)	21	1,054
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(299)	(256)	(751)	(1,109)	1,240	68	(2,917)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (299)	$ (256)	$ (751)	$ (1,109)	$ 1,240	$ 68	$ (2,917)

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Balance sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 503	$ 500	$ 407	$ 436	$ 316	$ 221
Accounts Receivable, Net, Current	1,044	933		910
Fiduciary Assets	9,910	9,271		9,338
Deferred Tax Assets, Net of Valuation Allowance, Current	10	13		44
Other Assets, Current	207	181		259
Total current assets	11,674	10,898		10,987
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0		0
Related Party Transaction, Due from (to) Related Party	0	0		0
Fixed assets, net	452	468		406
Goodwill	2,829	2,827		3,295	3,294
Finite-Lived Intangible Assets, Net	373	385		420
Equity Method Investments	177	174		170
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	15	18		22
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	213	136		145
Other Assets, Noncurrent	205	206		283
Total non-current assets	4,264	4,214		4,741
TOTAL ASSETS	15,938	15,112		15,728
Fiduciary Liabilities	9,910	9,271		9,338
Deferred Revenue And Accrued Expenses	414	541		320
Accrued Income Taxes, Current	34	19		15
Short-term debt and current portion of long-term debt	17	15		15
Deferred Tax Liabilities, Net, Current	32	21		26
Other Liabilities, Current	358	327		282
Total current liabilities	10,765	10,194		9,996
Long-term Debt, Excluding Current Maturities	2,326	2,338		2,354
Liabilities for pension benefits	256	282		270
Deferred Tax Liabilities, Net, Noncurrent	18	18		32
Estimated Litigation Liability, Noncurrent	202	180		196	179
Other Liabilities, Noncurrent	371	375		363
Total non-current liabilities	3,173	3,193		3,215
Total liabilities	13,938	13,387		13,211
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	23	26		31
Total equity	2,000	1,725	2,711	2,517	2,608	2,229
TOTAL LIABILITIES AND EQUITY	15,938	15,112		15,728
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	1	1	0	0	0	0
Accounts Receivable, Net, Current	0	0		2
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	1		0
Other Assets, Current	1	1		1
Total current assets	2	3		3
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(1,215)	(1,542)		(1,023)
Related Party Transaction, Due from (to) Related Party	4,047	4,091		4,354
Fixed assets, net	0	0		0
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	4	5		5
Total non-current assets	4	5		5
TOTAL ASSETS	2,838	2,557		3,339
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	3	2		2
Accrued Income Taxes, Current	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	1	1		0
Other Liabilities, Current	62	60		56
Total current liabilities	66	63		58
Long-term Debt, Excluding Current Maturities	795	795		795
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		0
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	0	0		0
Total non-current liabilities	795	795		795
Total liabilities	861	858		853
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	0	0		0
Total equity	1,977	1,699		2,486
TOTAL LIABILITIES AND EQUITY	2,838	2,557		3,339
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	5	0	0	163	76	104
Accounts Receivable, Net, Current	2	0		3
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0		1
Other Assets, Current	115	102		31
Total current assets	122	102		198
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,792	3,025		4,213
Related Party Transaction, Due from (to) Related Party	(3,030)	(3,581)		(4,359)
Fixed assets, net	69	74		63
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	170	172		213
Total non-current assets	239	246		276
TOTAL ASSETS	123	(208)		328
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	15	0		0
Accrued Income Taxes, Current	21	14		40
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	4	0		1
Other Liabilities, Current	49	73		68
Total current liabilities	89	87		109
Long-term Debt, Excluding Current Maturities	1,264	1,268		1,270
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		7
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	11	12		18
Total non-current liabilities	1,275	1,280		1,295
Total liabilities	1,364	1,367		1,404
Total Willis Group Holdings shareholders' equity	(1,241)	(1,575)		(1,076)
Noncontrolling interests	0	0		0
Total equity	(1,241)	(1,575)		(1,076)
TOTAL LIABILITIES AND EQUITY	123	(208)		328
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0	0
Accounts Receivable, Net, Current	0	0		0
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0		0
Other Assets, Current	1	1		42
Total current assets	1	1		42
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,393	2,548		4,389
Related Party Transaction, Due from (to) Related Party	(243)	309		119
Fixed assets, net	0	0		0
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	2	3		0
Total non-current assets	2	3		0
TOTAL ASSETS	3,153	2,861		4,550
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	0	0		0
Accrued Income Taxes, Current	13	11		0
Short-term debt and current portion of long-term debt	15	15		11
Deferred Tax Liabilities, Net, Current	0	0		0
Other Liabilities, Current	0	0		0
Total current liabilities	28	26		11
Long-term Debt, Excluding Current Maturities	266	274		289
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		33
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	0	0		0
Total non-current liabilities	266	274		322
Total liabilities	294	300		333
Total Willis Group Holdings shareholders' equity	2,859	2,561		4,217
Noncontrolling interests	0	0		0
Total equity	2,859	2,561		4,217
TOTAL LIABILITIES AND EQUITY	3,153	2,861		4,550
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	497	499	407	273	240	117
Accounts Receivable, Net, Current	1,015	904		877
Fiduciary Assets	10,799	10,071		9,941
Deferred Tax Assets, Net of Valuation Allowance, Current	11	18		43
Other Assets, Current	263	241		271
Total current assets	12,585	11,733		11,405
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,807	3,824		3,848
Related Party Transaction, Due from (to) Related Party	(774)	(819)		(114)
Fixed assets, net	385	395		345
Goodwill	1,211	1,226		1,704
Finite-Lived Intangible Assets, Net	502	484		435
Equity Method Investments	(48)	(53)		(45)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	40	42		22
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	213	136		145
Other Assets, Noncurrent	165	157		192
Total non-current assets	2,468	2,387		2,798
TOTAL ASSETS	18,086	17,125		17,937
Fiduciary Liabilities	10,799	10,071		9,941
Deferred Revenue And Accrued Expenses	397	543		318
Accrued Income Taxes, Current	137	120		30
Short-term debt and current portion of long-term debt	2	0		4
Deferred Tax Liabilities, Net, Current	28	25		25
Other Liabilities, Current	277	216		185
Total current liabilities	11,640	10,975		10,503
Long-term Debt, Excluding Current Maturities	1	1		0
Liabilities for pension benefits	256	282		270
Deferred Tax Liabilities, Net, Noncurrent	43	42		(9)
Estimated Litigation Liability, Noncurrent	213	188		198
Other Liabilities, Noncurrent	361	363		345
Total non-current liabilities	874	876		804
Total liabilities	12,514	11,851		11,307
Total Willis Group Holdings shareholders' equity	5,549	5,248		6,599
Noncontrolling interests	23	26		31
Total equity	5,572	5,274		6,630
TOTAL LIABILITIES AND EQUITY	18,086	17,125		17,937
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0	0
Accounts Receivable, Net, Current	27	29		28
Fiduciary Assets	(889)	(800)		(603)
Deferred Tax Assets, Net of Valuation Allowance, Current	(1)	(6)		0
Other Assets, Current	(173)	(164)		(86)
Total current assets	(1,036)	(941)		(661)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(8,777)	(7,855)		(11,427)
Related Party Transaction, Due from (to) Related Party	0	0		0
Fixed assets, net	(2)	(1)		(2)
Goodwill	1,618	1,601		1,591
Finite-Lived Intangible Assets, Net	(129)	(99)		(15)
Equity Method Investments	225	227		215
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	(25)	(24)		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	(136)	(131)		(127)
Total non-current assets	1,551	1,573		1,662
TOTAL ASSETS	(8,262)	(7,223)		(10,426)
Fiduciary Liabilities	(889)	(800)		(603)
Deferred Revenue And Accrued Expenses	(1)	(4)		0
Accrued Income Taxes, Current	(137)	(126)		(55)
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	(1)	(5)		0
Other Liabilities, Current	(30)	(22)		(27)
Total current liabilities	(1,058)	(957)		(685)
Long-term Debt, Excluding Current Maturities	0	0		0
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	(25)	(24)		1
Estimated Litigation Liability, Noncurrent	(11)	(8)		(2)
Other Liabilities, Noncurrent	(1)	0		0
Total non-current liabilities	(37)	(32)		(1)
Total liabilities	(1,095)	(989)		(686)
Total Willis Group Holdings shareholders' equity	(7,167)	(6,234)		(9,740)
Noncontrolling interests	0	0		0
Total equity	(7,167)	(6,234)		(9,740)
TOTAL LIABILITIES AND EQUITY	$ (8,262)	$ (7,223)		$ (10,426)

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			$ 137	$ 158	$ 525	$ 439	$ 489
Proceeds from Sale of Productive Assets			8	5	5	13	10
Payments to Acquire Property, Plant, and Equipment			(51)	(63)	(135)	(111)	(83)
Payments to Acquire Businesses, Net of Cash Acquired			(29)	(4)	(33)	(10)	(21)
Payments to Acquire Equity Method Investments					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1	0	(2)	0	0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0	0	2
Cash Provided by (Used in) Investing Activities, Discontinued Operations					0	14	0
Net cash (used in) provided by continuing investing activities			(75)	(66)	(172)	(101)	(94)
Proceeds from Unsecured Lines of Credit			2	50	0	(90)	90
Proceeds from Issuance of Medium-term Notes	800	800			0	794	0
Payments of Debt Issuance Costs					0	(12)	0
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			2	50	1	0	0
Repayments of Other Debt			(8)	(9)	(15)	(911)	(209)
Proceeds from Noncontrolling Interests			0	3	3	0	0
Repurchase of shares			0	(56)	(100)	0	0
Make Whole On Repurchase And Redemption Of Senior Notes					0	(158)	0
Proceeds from Issuance of Common Stock			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	1	2	5	2
Amounts owed by/to Group undertakings			0	0	0	0	0
Payments of Ordinary Dividends, Common Stock			(95)	(93)	(185)	(180)	(176)
Proceeds from sale of noncontrolling interests				3	3
Payments to Acquire Additional Interest in Subsidiaries			(4)	(29)	(39)	(9)	(10)
Payments of Ordinary Dividends, Noncontrolling Interest			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(50)	(120)	(291)	(214)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			12	(28)	62	124	102
Effect of Exchange Rate on Cash and Cash Equivalents			(9)	(1)	2	(4)	(7)
Cash and Cash Equivalents, at Carrying Value			503	407	500	436	316	221
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(26)	(25)	(42)	(41)	(9)
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit			0	0		0	0
Proceeds from Issuance of Medium-term Notes						794
Payments of Debt Issuance Costs						(7)
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0	0
Repayments of Other Debt			0	0	0	0	0
Proceeds from Noncontrolling Interests
Repurchase of shares				(56)	(100)	(100)
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	0	0	0	0
Amounts owed by/to Group undertakings			58	151	275	(626)	106
Payments of Ordinary Dividends, Common Stock			(95)	(93)	(185)	(180)	(133)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			26	25	43	41	9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	1	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			1	0	1	0	0	0
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			4	239	1,869	209	2,650
Proceeds from Sale of Productive Assets			2	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			(9)	(12)	(26)	(25)	(7)
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			(7)	(12)	(26)	(25)	(7)
Proceeds from Unsecured Lines of Credit						(90)	90
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0
Repayments of Other Debt			0	0	(4)	(411)	(200)
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			8	(108)	(782)	455	2,472
Payments of Ordinary Dividends, Common Stock			0	(282)	(1,220)	(47)	(5,029)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	(4)	(4)
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			8	(390)	(2,006)	(97)	(2,671)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			5	(163)	(163)	87	(28)
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			5	0	0	163	76	104
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			12	302	1,269	110	2,899
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit						0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						(5)
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			0	50	1
Repayments of Other Debt			(8)	(5)	(11)	(500)	0
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						(158)
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			(4)	(182)	(190)	253	(2,783)
Payments of Ordinary Dividends, Common Stock			0	(165)	(1,069)	0	(116)
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			(12)	(302)	(1,269)	(110)	(2,899)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			0	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			147	142	431	1,269	1,572
Proceeds from Sale of Productive Assets			6	5	5	13	10
Payments to Acquire Property, Plant, and Equipment			(42)	(51)	(109)	(86)	(76)
Payments to Acquire Businesses, Net of Cash Acquired			(29)	(4)	(33)	(10)	(21)
Payments to Acquire Equity Method Investments					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1		(2)
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		2
Cash Provided by (Used in) Investing Activities, Discontinued Operations						14
Net cash (used in) provided by continuing investing activities			(68)	(54)	(146)	(76)	(87)
Proceeds from Unsecured Lines of Credit			2	0		0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			2	0	0	0
Repayments of Other Debt			0	(4)	0	0	(9)
Proceeds from Noncontrolling Interests				3
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	1	2	5	2
Amounts owed by/to Group undertakings			(62)	139	697	(82)	205
Payments of Ordinary Dividends, Common Stock			0	(53)	(713)	(1,061)	(1,521)
Proceeds from sale of noncontrolling interests				3	3
Payments to Acquire Additional Interest in Subsidiaries			(4)	(29)	(39)	(5)	(6)
Payments of Ordinary Dividends, Noncontrolling Interest			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(72)	47	(61)	(1,156)	(1,355)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7	135	224	37	130
Effect of Exchange Rate on Cash and Cash Equivalents			(9)	(1)	2	(4)	(7)
Cash and Cash Equivalents, at Carrying Value			497	407	499	273	240	117
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			0	(500)	(3,002)	(1,108)	(6,623)
Proceeds from Sale of Productive Assets			0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment			0	0		0	0
Payments to Acquire Businesses, Net of Cash Acquired			0	0	0	0	0
Payments to Acquire Equity Method Investments						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from Sale of Continuing Operations Net of Cash Disposed					0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
Proceeds from Unsecured Lines of Credit						0	0
Proceeds from Issuance of Medium-term Notes						0
Payments of Debt Issuance Costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0
Repayments of Other Debt			0	0	0	0	0
Repurchase of shares				0	0
Make Whole On Repurchase And Redemption Of Senior Notes						0
Proceeds from Issuance of Common Stock			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	0	0	0	0
Amounts owed by/to Group undertakings			0	0	0	0	0
Payments of Ordinary Dividends, Common Stock			0	500	3,002	1,108	6,623
Proceeds from sale of noncontrolling interests				0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest			0	0	0	0	0
Net cash provided by (used in) financing activities			0	500	3,002	1,108	6,623
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of Exchange Rate on Cash and Cash Equivalents			0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Details Textual)	12 Months Ended
Dec. 31, 2012
Percentage of Ownership in Wholly on Subsidiary by Parent	100.00%